As filed with the Securities and Exchange Commission on February 26, 2001
                                                       Registration No. 33-13954
================================================================================
                              UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No. ________          [   ]

                 Post-Effective Amendment No. 32            [X]

                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                   Amendment No. 33                [X]

(Check appropriate box or boxes)

                              Pacific Select Fund
              (Exact Name of Registrant as Specified in Charter)

       700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA  92660
             (Address of Principal Executive Offices )  (Zip Code)

   Registrant's Telephone Number, including Area Code:  (949) 219-6767

                               Robin Yonis
              Assistant Vice President and Investment Counsel of
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                             Post Office Box 9000
                           Newport Beach, CA  92660
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

Approximate Date of Proposed Public Offering ___________________________________

It is proposed that this filing will become effective (check appropriate box)
     [_] immediately upon filing pursuant to paragraph (b)
     [_] on _________________ pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [_] on (date) pursuant to paragraph (a)(1)
     [_] 75 days after filing pursuant to paragraph (a)(2)
     [_] on May 1, 2001 pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

PACIFIC SELECT FUND
                       PROSPECTUS       , 2001

                       This prospectus tells you about the Pacific Select Fund's 31 portfolios. It's designed to help you choose among the investment options available under your variable annuity contract or variable life insurance policy.

                       You'll find details about how your annuity contract or life insurance policy works in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

You should be aware    THE PACIFIC SELECT FUND PORTFOLIOS AND PORTFOLIO
that the Securities    MANAGERS
and Exchange           (listed alphabetically by portfolio manager)
Commission has not
reviewed any of
these portfolios       Blue Chip Portfolio                AIM
for their
investment merit,      Aggressive Growth Portfolio        AIM
and does not
guarantee that the     Aggressive Equity Portfolio        Alliance Capital
information in this
prospectus is          Emerging Markets Portfolio         Alliance Capital
accurate or
complete. It is a      Diversified Research Portfolio     Capital Guardian
criminal offense
to say otherwise.      Small-Cap Equity Portfolio         Capital Guardian

                       International Large-Cap Portfolio  Capital Guardian

                       Equity Portfolio                   Goldman Sachs & Co.

                       I-Net Tollkeeper Portfolio/SM/     Goldman Sachs & Co.

                       Financial Services Portfolio       INVESCO

                       Health Sciences Portfolio          INVESCO

                       Technology Portfolio               INVESCO

                       Telecommunications Portfolio       INVESCO

                       Multi-Strategy Portfolio           J.P. Morgan

                       Equity Income Portfolio            J.P. Morgan

                       Strategic Value Portfolio          Janus

                       Growth LT Portfolio                Janus

                       Focused 30 Portfolio               Janus

                       Mid-Cap Value Portfolio            Lazard

                       International Value Portfolio      Lazard

                       Capital Opportunities
                        Portfolio                         MFS

                       Mid-Cap Growth Portfolio           MFS

                       Global Growth Portfolio            MFS

                       Equity Index Portfolio             Mercury Advisors

                       Small-Cap Index Portfolio          Mercury Advisors

                       REIT Portfolio                     Morgan Stanley Asset Management

                       Inflation Managed Portfolio        PIMCO
                        (formerly called Government Securities Portfolio)

                       Managed Bond Portfolio             PIMCO

                       Money Market Portfolio             Pacific Life

                       High Yield Bond Portfolio          Pacific Life

                       Large-Cap Value Portfolio          Salomon Brothers

YOUR GUIDE TO THIS PROSPECTUS

                       This prospectus is designed to help you make informed decisions about the investments available under your variable annuity contract or variable life insurance policy.

                       We've divided the prospectus into six sections to make it easy for you to find what you're looking for.

Please contact
Pacific Life if you    The first section, An overview of the Pacific Select
have any questions     Fund, contains a summary of the objectives, holdings
about any of the       and risks of each of the Pacific Select Fund's 31
Pacific Select Fund    portfolios. It will help you understand the differences
portfolios.            between the portfolios, the risks associated with each,
                       and how risk and investment objectives relate.

Call toll-free:        About the portfolios tells you the following important
                       things about each portfolio:

Annuities: 1-800-      . The portfolio's investment goal - what the portfolio
722-2333                 is trying to achieve.

                       . What the portfolio invests in - how the portfolio
Life insurance:          tries to meet its investment goal. It tells you the
1-800-800-7681           portfolio's principal investments and strategies, and
                         any special focus, such as an emphasis on certain countries or industry sectors. Some portfolios have policies on the amount they can invest in certain kinds of securities. These policies apply at the time the investment is made.

                       . Risks you should be aware of - the principal risks
                         associated with each portfolio. Risk is the chance that you'll lose money on an investment, or that it will not earn as much as you expect. Every portfolio has some degree of risk depending on what it invests in and what strategies it uses. One of the most important investment decisions you'll need to make is how much risk you're willing to accept in exchange for potential return on an investment.

                       . How the portfolio has performed - lets you compare
                         portfolio performance. The bar chart and performance table show the portfolio's annual returns and year to year performance. Performance tables include a relevant index to allow you to measure the portfolio's performance against a benchmark. Unlike the portfolios, the indexes are unmanaged and do not incur any transaction costs.

                       . Who manages the portfolio - the people who manage
                         each portfolio. Pacific Life is the fund's adviser and manages two of the portfolios directly. To manage the other portfolios, Pacific Life and the fund have retained other portfolio managers. You'll find information about Pacific Life and the other managers starting on page 72.

                       Performance of comparable accounts shows you how a substantially similar account (or composite of accounts), managed by the companies that now manage the portfolios have performed in the past. It does not show you how the fund's portfolios have performed or will perform. For portfolios with less than 1 year of
                       performance history as of       , 2000. Performance of
                       comparable accounts, if available, may be found following each portfolio's description in About the portfolios. For portfolios with new managers or less than 2 years of performance history, Performance of comparable accounts, if available, may be found following the section Managing the Pacific Select Fund.

                       When showing comparable performance, the portfolio manager generally includes all accounts with substantially similar goals and policies. The manager may, however, not include accounts that are too small or have too short an investment time horizon to accurately reflect the manager's performance, or that do not meet other established criteria to be included in a published composite.

                       Turn to the other three sections of the prospectus - Managing the Pacific Select Fund, Information for investors and Financial highlights - for information about the portfolio management firms, fees and expenses the fund pays, how shares are priced, and fund performance and financial information.

                   An overview of the Pacific Select Fund           5
                   ---------------------------------------------------
                   About the portfolios
                   Blue Chip Portfolio                             10
                   Aggressive Growth Portfolio                     12
                   Aggressive Equity Portfolio                     14
                   Emerging Markets Portfolio                      16
                   Diversified Research Portfolio                  18
                   Small-Cap Equity Portfolio                      20
                   International Large-Cap Portfolio               22
                   Equity Portfolio                                24
                   I-Net Tollkeeper PortfolioSM                    26
                   Financial Services Portfolio                    28
                   Health Sciences Portfolio                       30
                   Technology Portfolio                            32
                   Telecommunications Portfolio                    34
                   Multi-Strategy Portfolio                        36
                   Equity Income Portfolio                         38
                   Strategic Value Portfolio                       40
                   Growth LT Portfolio                             42
                   Focused 30 Portfolio                            44
                   Mid-Cap Value Portfolio                         46
                   International Value Portfolio                   48
                   Capital Opportunities Portfolio                 50
                   Mid-Cap Growth Portfolio                        52
                   Global Growth Portfolio                         54
                   Equity Index Portfolio                          56
                   Small-Cap Index Portfolio                       58
                   REIT Portfolio                                  60
                   Inflation Managed Portfolio                     62
                    (formerly called Government Securities
                     Portfolio)
                   Managed Bond Portfolio                          64
                   Money Market Portfolio                          66
                   High Yield Bond Portfolio                       68
                   Large-Cap Value Portfolio                       70
                   ---------------------------------------------------
                   Managing the Pacific Select Fund
                   About the portfolio managers                    72
                   Fees and expenses paid by the fund              76
                   How the fund is organized                       77
                   ---------------------------------------------------
                   Performance of comparable accounts              78
                   ---------------------------------------------------
                   Information for investors                       83
                   ---------------------------------------------------
                   Financial highlights                            84
                   ---------------------------------------------------
                   Where to go for more information        back cover
                   ---------------------------------------------------

Pacific Select Fund is only available as the underlying investment fund for variable life insurance and annuity products issued or administered by Pacific Life Insurance Company and Pacific Life & Annuity Company (PL&A). Pacific Life Insurance Company is licensed to solicit life insurance and annuity products in all states except New York. Product availability and features may vary by state. PL&A's individual life insurance policies are approved for sale in New York only. Neither company is responsible for the insurance or annuity obligations of the other.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

AN OVERVIEW OF THE PACIFIC SELECT FUND

Although some          This table is a summary of the goals, investments and
portfolios may have    risks of each of the fund's 31 portfolios. Any time you
names or investment    invest, there is a risk of loss of money. The summary
objectives that        table is designed to help you understand the
resemble retail        differences between the portfolios, the risks
mutual funds           associated with each, and how risks and investment
managed by the same    goals relate.
portfolio manager,
the fund's             The performance of all of the Pacific Select Fund
portfolios will not    portfolios is affected by changes in the economy and
have the same          financial markets. The portfolios are also affected by
underlying holdings    other kinds of risks, depending on the types of
or performance as      securities they invest in. There's also the possibility
the retail mutual      that investment decisions portfolio managers make will
funds.                 not accomplish what they were designed to achieve, or
                       that the portfolio will not achieve its investment goal.

                       Equity securities historically have offered the potential for greater long-term growth than most fixed income securities, but they also tend to have larger and more frequent changes in price, which means there's a greater risk you could lose money over the short term. The prices of a company's equity securities change in response to many factors including the company's historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                       Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

                       In addition, foreign equity and fixed income securities may be affected by exchange rate changes, political and economic circumstances throughout the world, and relatively lower liquidity compared to U.S. securities.

                       Each of the portfolios may lend up to 33 1/3% of its assets to seek additional income. In connection with such lending there is a risk of delay in return of the securities loaned or possible loss of rights in collateral should the borrower become insolvent. However, all loans must be secured.

                       Unless otherwise noted, each portfolio which invests principally in equity securities may temporarily change its investment strategies if the portfolio manager believes economic conditions make it necessary to try to protect the portfolio from potential loss. In that case, or for management of cash balances, the portfolios (including portfolios with international holdings) may invest in U.S. government securities, higher-quality corporate fixed income securities, mortgage related and asset-backed securities, or money market instruments, which may prevent the portfolio from achieving its investment goal. In addition, portfolios that invest principally in securities of small to medium-size companies may invest in preferred stocks and larger-capitalization stocks under these circumstances.

                       Many of the investment techniques and strategies discussed in the prospectus, including this supplement, and in the Statement of Additional Information (SAI) are discretionary, which means that portfolio managers can decide if they want to use them or not. Portfolio managers may also use investment techniques or make investments in securities that are not part of a portfolio's principal investment strategy. A portfolio's stated investment goal cannot be changed without the approval of shareholders. Investment policies may be changed from time to time by the fund's board of trustees.

                       You'll find more information about each portfolio's recent strategies and holdings in the most recent report to shareholders, and a more detailed discussion of each portfolio's investments, strategies and risks in the SAI. Please turn to the back cover of the prospectus for information about how to get copies of these documents.

AN OVERVIEW OF THE PACIFIC SELECT FUND

 PORTFOLIO                          MANAGER               THE PORTFOLIO'S INVESTMENT GOAL

 Blue Chip Portfolio                A I M                 Long-term growth of capital. Current
                                                          income is of secondary importance.




 Aggressive Growth Portfolio        A I M                 Long-term growth of capital.





 Aggressive Equity Portfolio        Alliance Capital      Capital appreciation.





 Emerging Markets Portfolio         Alliance Capital      Long-term growth of capital.





 Diversified Research Portfolio     Capital Guardian      Long-term growth of capital.





 Small-Cap Equity Portfolio         Capital Guardian      Growth of capital.





 International Large-Cap Portfolio  Capital Guardian      Long-term growth of capital.





 Equity Portfolio                   Goldman Sachs & Co.   Capital appreciation. Current income
                                                          is of secondary importance.




 I-Net Tollkeeper Portfolio/SM/     Goldman Sachs & Co.   Long-term growth of capital.





 Financial Services Portfolio       INVESCO               Long-term growth of capital.





 Health Sciences Portfolio          INVESCO               Long-term growth of capital.





 Technology Portfolio               INVESCO               Long-term growth of capital.





 Telecommunications Portfolio       INVESCO               Long-term growth of capital. Current
                                                          income is of secondary importance.




 Multi-Strategy Portfolio           J.P. Morgan           High total return.





 Equity Income Portfolio            J.P. Morgan           Long-term growth of capital and income.

     THE PORTFOLIO'S MAIN INVESTMENTS                            THE PORTFOLIO'S MAIN RISKS

            Equity securities of "blue chip" companies--         Price volatility and other risks that accompany an
            typically large companies that are well established  investment in equity securities.
            in their respective industries.



            Equity securities of small- and medium-sized growth  Price volatility and other risks that accompany an
            companies.                                           investment in small and medium-sized growth companies.
                                                                 Particularly sensitive to price swings during periods of
                                                                 economic uncertainty.


            Equity securities of small emerging-growth companies Price volatility and other risks that accompany an
            and medium-sized companies.                          investment in small emerging-growth companies and medium-
                                                                 sized companies. Particularly sensitive to price swings
                                                                 during periods of economic uncertainty.



            Equity securities of companies that are located      Price volatility and other risks that accompany an
            in countries generally regarded as "emerging market" investment in emerging markets. Sensitive to currency
            countries.                                           exchange rates, international political and economic
                                                                 conditions and other risks that affect foreign securities.
                                                                 May have greater price swings than most of the portfolios.



            Equity securities of U.S. companies and securities   Price volatility and other risks that accompany an
            whose principal markets are in the U.S.              investment in equity securities.




            Equity securities of smaller and medium-sized        Price volatility and other risks that accompany an
            companies.                                           investment in growth-oriented and smaller and medium-sized companies. Particularly sensitive to price swings during
                                                                 periods of economic uncertainty.



            Equity securities of non-U.S. companies and          Price volatility and other risks that accompany an
            securities whose principal markets are outside of    investment in foreign equities. Sensitive to currency
            the U.S.                                             exchange rates, international political and economic
                                                                 conditions and other risks that affect foreign securities.



            Equity securities of large U.S. growth-oriented      Price volatility and other risks that accompany an equity
            companies.                                           investment in large, growth-oriented companies.




            Equity securities of companies which use, support,   Price volatility and other risks that accompany an
            or relate directly or indirectly to use of the       investment in equity securities in technology companies.
            Internet. Such companies include those in the media, Particularly sensitive to price swings because of
            telecommunications, and technology sectors.          concentration of investments in a narrow industry sector and significant participation in the initial public offering
                                                                 market.

            Equity securities in the financial services sector.  Price volatility and other risks that accompany an
            Such companies include banks, insurance companies,   investment in equity securities in financial services
            brokerage firms and other finance-related firms.     companies. Particularly sensitive to price swings because of concentration of investments in a narrow industry sector.


            Equity securities in the health sciences sector.     Price volatility and other risks that accompany an
            Such companies include medical equipment or          investment in equity securities in health sciences
            supplies, pharmaceuticals, health care facilities    companies. Particularly sensitive to price swings because of
            and health sciences- related firms.                  concentration of investments in a narrow industry sector.


            Equity securities in the technology sector. Such     Price volatility and other risks that accompany an
            companies include biotechnology, communications,     investment in equity securities in technology companies.
            computers, electronics, Internet telecommunications, Particularly sensitive to price swings because of
            networking, robotics, video and other technology-    concentration of investments in a narrow industry sector.
            related firms.


            Equity securities in the telecommunications sector.  Price volatility and other risks that accompany an
            Such as companies that offer telephone service,      investment in equity securities in telecommunications
            wireless communications, satellite communications,   companies. Particularly sensitive to price swings because of
            television and movie programming, broadcasting and   concentration of investments in a narrow industry sector.
            Internet access.


            A mix of equity and fixed income securities.         Price volatility and other risks that accompany an
                                                                 investment in equity securities. Credit, interest rate and other risks that accompany an investment in fixed income
                                                                 securities.




            Equity securities of large and medium-sized          Price volatility and other risks that accompany an
            dividend-paying U.S. companies.                      investment in equity securities.

AN OVERVIEW OF THE PACIFIC SELECT FUND

 PORTFOLIO                          MANAGER                           THE PORTFOLIO'S INVESTMENT GOAL
 Strategic Value Portfolio          Janus                             Long-term growth of capital.



 Growth LT Portfolio                Janus                             Long-term growth of capital consistent
                                                                      with the preservation of capital.



 Focused 30 Portfolio               Janus                             Long-term growth of capital.



 Mid-Cap Value Portfolio            Lazard                            Capital appreciation.





 International Value Portfolio      Lazard                            Long-term capital appreciation primarily
                                                                      through investment in equity securities
                                                                      of corporations domiciled in countries
                                                                      other than the U.S.


 Capital Opportunities Portfolio    MFS                               Long-term growth of capital.



 Mid-Cap Growth Portfolio           MFS                               Long-term growth of capital.



 Global Growth Portfolio            MFS                               Long-term growth of capital.



 Equity Index Portfolio             Mercury Advisors                  Investment results that correspond to
                                                                      the total return of common stocks
                                                                      publicly traded in the U.S.



 Small-Cap Index Portfolio          Mercury Advisors                  Investment results that correspond to
                                                                      the total return of an index of small
                                                                      capitalization companies.



 REIT Portfolio                     Morgan Stanley Asset Management   Current income and long-term capital
                                                                      appreciation.



 Inflation Managed Portfolio        PIMCO                             Maximize total return consistent with
  (formerly called Government                                         prudent investment management.
 Securities Portfolio)


 Managed Bond Portfolio             PIMCO                             Maximize total return consistent with
                                                                      prudent investment management.



 Money Market Portfolio             Pacific Life                      Current income consistent with
                                                                      preservation of capital.



 High Yield Bond Portfolio          Pacific Life                      High level of current income.




 Large-Cap Value Portfolio          Salomon Brothers                  Long-term growth of capital. Current
                                                                      income is of secondary importance.


     THE PORTFOLIO'S MAIN INVESTMENTS      THE PORTFOLIO'S MAIN RISKS

     Equity securities with the potential  Price volatility and other risks that accompany an
     for long-term growth of capital.      investment in equity securities. Particularly sensitive to price swings because the portfolio is classified as "non-
                                           diversified"--it may hold securities from a fewer number of issuers than a diversified portfolio.

     Equity securities of a large number   Price volatility and other risks that accompany an
     of companies of any size.             investment in equity securities.




     Equity securities selected for their  Price volatility and other risks that accompany an
     growth potential.                     investment in equity securities. Particularly sensitive to price swings because the portfolio is classified as "non-
                                           diversified"--it may hold securities from a fewer number of issuers than a diversified portfolio.

     Equity securities of medium-sized     Price volatility and other risks that accompany an equity
     U.S. companies believed to be         investment in medium-sized companies.
     undervalued.



     Equity securities of companies of any Price volatility and other risks that accompany an
     size located in developed countries   investment in foreign equities. Sensitive to currency
     outside of the U.S.                   exchange rates, international political and economic
                                           conditions and other risks that affect foreign securities.


     Equity securities with the potential  Price volatility and other risks that accompany an
     for long-term growth of capital.      investment in equity securities.



     Equity securities of medium-sized     Price volatility and other risks that accompany an equity
     companies believed to have above-     investment in medium-sized companies. The portfolio is
     average growth potential.             classified as "non-diversified"--it may hold securities from a fewer number of issuers than a diversified portfolio,
                                           making it particularly sensitive to price swings.

     Equity securities of any size located Price volatility and other risks that accompany an
     within and outside of the U.S.        investment in equity securities. May be particularly
                                           sensitive to currency exchange rates, international
                                           political and economic conditions and other risks that
                                           affect foreign securities. The portfolio is classified as
                                           "non-diversified"--it may hold securities from a fewer
                                           number of issuers than a diversified portfolio, making it
                                           particularly sensitive to price swings.

     Equity securities of companies that   Price volatility and other risks that accompany an
     are included in the Standard & Poor's investment in equity securities. May be particularly
     500 Composite Stock Price Index.      susceptible to a general decline in the U.S. stock market
                                           because it cannot change its investment strategy, even
                                           temporarily to protect it from loss during poor economic
                                           conditions.


     Equity securities of companies that   Price volatility and other risks that accompany an
     are included in the Russell 2000      investment in smaller companies. May be particularly
     Small Stock Index.                    susceptible to a general decline in the U.S. stock market
                                           because it cannot change its investment strategy, even
                                           temporarily to protect it from loss during poor economic
                                           conditions.


     Equity securities of real estate      Price volatility and the risks associated with the real
     investment trusts.                    estate market. Particularly sensitive to price swings
                                           because the portfolio is classified as "non-diversified"--it may hold securities from a fewer number of issuers than a
                                           diversified portfolio.


     Fixed income securities that are      Credit, interest rate and other risks that accompany an
     issued or guaranteed by the U.S.      investment in government bonds and in mortgage related
     government, its agencies or           investments. Generally has the least credit risk of the bond
     government-sponsored enterprises.     portfolios.



     Medium and high-quality fixed income  Credit, interest rate and other risks that accompany an
     securities with varying terms to      investment in medium and high-quality fixed income
     maturity.                             securities and in mortgage related investments.



     Highest quality money market          Credit and interest rate risks that accompany an investment instruments believed to have limited  in high quality short-term instruments. Intended to have the
     credit risk.                          least investment risk of all of the portfolios.



     Fixed income securities with lower    Credit, interest rate, liquidity and other risks that
     and medium-quality credit ratings and accompany an investment in lower-quality fixed income
     intermediate to long terms to         securities. Particularly sensitive to credit risk during
     maturity.                             economic downturns.



     Equity securities of large U.S.       Price volatility and other risks that accompany an equity
     companies.                            investment in large companies.



ABOUT THE PORTFOLIOS   BLUE CHIP PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL]  ----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal        Current income is of secondary importance.

                       [SYMBOL]  ----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest at least 65% of its total assets in the common
                       stocks of blue chip companies, including foreign securities. Blue chip companies are those companies that the portfolio managers believe have the potential for above-average growth in earnings and that are well-established in their respective industries.

                       When the portfolio managers believe securities other than common stocks offer the opportunity for long-term growth of capital and current income, they may invest in U.S. government securities, convertible securities and high-quality debt securities.

                       The portfolio managers consider whether to sell a particular security when they believe the security no longer has above-average growth potential.

                       [SYMBOL]  ----------------------------------------------

Risks you should be    The Blue Chip Portfolio principally invests in equity
aware of               securities, which may go up or down in value, sometimes
                       rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of the investments it holds go up or down.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 25% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign securities.      unstable political and economic conditions, a lack of
                         adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                            BLUE CHIP PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Who manages the        Monika H. Degan, CFA, is an investment officer and
portfolio              senior portfolio manager at AIM and has been associated
                       with AIM and/or its affiliates since 1995. Before
[LOGO OF A I M         joining AIM she was an analyst with Shell Oil Co.
CAPITAL APPEARS        Pension Trust. Ms. Degan has 9 years of investment
HERE]                  experience and a BA and an MBA from the University of
                       Houston.

The Blue Chip          Jonathan C. Schoolar, CFA, is senior vice president of
Portfolio is           AIM and heads the large-cap growth investment
managed by A I M       management unit. Mr. Schoolar has been associated with
Capital Management,    AIM and/or its affiliates since 1986, has 17 years of
Inc. (AIM). You'll     investment experience and a BA from the University of
find more about AIM    Texas.
on page 72.

--------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
--------------------------------------------------------------------------------

This portfolio has     This chart does not show you the performance of the
no historical          Blue Chip Portfolio -- it shows the performance of a
performance to         similar account managed by AIM.
report because it
started on January     Annual total returns and average annual total returns
2, 2001.               for the periods ending December 31, 2000

                       ---------------------------------------------------
The chart to the                        AIM
right shows the                         Blue Chip Fund,          S&P 500
historical             Year             Class A (%)              Index (%)
performance of the     ---------------------------------------------------
AIM Blue Chip Fund,    2000             (9.29)                   (9.11)
Class A. The mutual    1999             25.65                    21.04
fund in the            1998             30.42                    28.58
composite has          1997             31.91                    33.36
investment             1996             23.75                    22.96
objectives,            1995             32.00                    37.58
policies and           1994              4.66                     1.32
strategies that        1993              4.61                    10.08
are substantially      1992              2.64                     7.62
similar to those of    1991             30.32                    30.47
the Blue Chip          1 year           (9.29)                   (9.11)
Portfolio.             5 years          19.40                    18.35
                       10 years         16.71                    17.46
The performance        ---------------------------------------------------
shows the
historical track       The first column (after "Year") shows performance of
record of the          the AIM Blue Chip Fund, Class A after advisory fees and
portfolio manager      operating expenses of the AIM Blue Chip Fund, Class A
and is not intended    have been deducted, including custody fees and other
to imply how the       expenses normally paid by mutual funds and which the
Blue Chip Portfolio    Blue Chip Portfolio will pay.
has performed or
will perform. Total    The second column shows performance of the S&P 500
returns represent      Index, an index of the stocks of approximately 500
past performance of    large-capitalization U.S. companies. Results include
the AIM Blue Chip      reinvested dividends.
Fund, Class A and      dividends.
not the Blue Chip
Portfolio.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   AGGRESSIVE GROWTH PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal
                       [SYMBOL] -----------------------------------------------

What the portfolio     The portfolio's principal investment strategy is to
invests in             invest in common stocks of companies whose earnings the
                       portfolio managers expect to grow more than 15% per
A company's            year. The portfolio will invest in securities of small-
"capitalization" is    and medium-sized growth companies. The portfolio
a measure of its       managers focus on companies they believe are likely to
size.                  benefit from new and innovative products, services or
Capitalization is      processes as well as those that have experienced above-
calculated by          average, long-term growth in earnings and have
multiplying the        excellent prospects for future growth. The portfolio
current share price    managers consider whether to sell a particular security
by the number of       when any of those factors materially changes.
shares held by
investors.             [SYMBOL] -----------------------------------------------

Risks you should be    The Aggressive Growth Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio invests in companies that the team thinks have the potential for above average growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests principally in equities that are "undervalued."

                         Small emerging growth companies may be more susceptible to larger price swings than large companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

                       . liquidity - investments in smaller companies have a
                         greater risk of being or becoming less liquid than other markets. Liquidity is the ability to sell securities at a fair price within a reasonable time.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 25% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign investments      unstable political and economic conditions, a lack of
that are                 adequate and timely company information, differences
principally traded       in the way securities markets operate, relatively
outside the U.S.         lower market liquidity, less stringent financial
                         reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                    AGGRESSIVE GROWTH PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Who manages the        Ryan E. Crane, CFA, has been a portfolio manager at AIM
portfolio              since 1999 and has been associated with AIM and/or its
                       affiliates since 1994. Mr. Crane has 6 years of
[LOGO OF AIM           investment experience and a BS from the University of
CAPITAL APPEARS        Houston.
HERE]
                       Robert M. Kippes is a senior portfolio manager of AIM
                       and has been associated with AIM and/or its affiliates
The Aggressive         since 1989. Mr. Kippes has 11 years of investment
Growth Portfolio is    experience and has a BA from Stephen F. Austin
managed by A I M       University.
Capital Management,
Inc. (AIM). You'll     Jay K. Rushin, CFA, is a portfolio manager of AIM and
find more about AIM    has been associated with AIM and/or its affiliates
on page 72.            since 1994. Mr. Rushin has six years of investment
                       experience and has a BA from Florida State University.

-------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
-------------------------------------------------------------------------------

This portfolio has     This chart does not show you the performance of the
no historical          Aggressive Growth Portfolio -- it shows the performance
performance to         of a similar account managed by AIM.
report because it
started on January     Annual total returns and average annual total returns
2, 2001.               for the periods ending December 31, 2000

The chart to the       -----------------------------------------------------
right shows the                         AIM
historical                              Aggressive Growth       Russell 2500
performance of the     Year             Fund, Class A (%)       Index (%)
AIM Aggressive         -----------------------------------------------------
Growth Fund, Class     2000              3.00                    4.27
A. The mutual fund     1999             44.98                   24.15
in the composite       1998              4.99                    0.38
has investment         1997             12.24                   24.36
objectives,            1996             14.34                   19.03
policies and           1995             41.51                   31.70
strategies that        1994             17.18                   (1.06)
are substantially      1993             32.03                   16.54
similar to those of    1992             21.34                   16.19
the Aggressive         1991             63.90                   46.70
Growth Portfolio.      1 year            3.00                    4.27
                       5 years          15.01                   13.98
The performance        10 years         24.24                   17.41
shows the              -----------------------------------------------------
historical track
record of the          The first column (after "Year") shows performance of
portfolio manager      the AIM Aggressive Growth Fund, Class A after advisory
and is not intended    fees and operating expenses of the AIM Aggressive
to imply how the       Growth Fund, Class A have been deducted, including
Aggressive Growth      custody fees and other expenses normally paid by mutual
Portfolio has          funds and which the Aggressive Growth Portfolio will
performed or will      pay.
perform. Total
returns represent      The second column shows performance of the Russell 2500
past performance of    Index, an index consisting of 2,500 of the smallest
the AIM Aggressive     companies in the Russell 3000 Index. Results include
Growth Fund, Class     reinvested dividends.
A and not the
Aggressive
Growth Portfolio.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   AGGRESSIVE EQUITY PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks capital appreciation. No
investment goal        consideration is given to income.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in small emerging-growth companies and medium-
                       sized companies, but it may also invest in larger, more
A company's            well-established companies. It tends to emphasize
"capitalization" is    companies that have a total market capitalization of up
a measure of its       to $5 billion. The portfolio focuses primarily on U.S.
size.                  companies, but may invest in companies located outside
Capitalization is      of the U.S.
calculated by
multiplying the        Investments principally include common stock, as well
current share price    as preferred stocks, fixed income securities - some of
by the number of       which can be converted to equity securities, and
shares held by         warrants.
investors.

Price to earnings      The portfolio management team looks for rapidly growing
ratio (P/E) is one     companies that are expected to meet or exceed growth
way of measuring       and/or operating targets set by the team, and that are
the value of a         showing improving fundamentals and/or favorable
company. It's          earnings momentum. Within these guidelines, the team
simply the price of    principally looks for three kinds of companies:
a stock divided by
its estimated or       . undervalued companies, whose shares are being sold at
actual earnings per      a discount relative to the shares of similar
share. A high P/E        companies, and that the team believes are likely to
ratio could              exceed growth expectations
indicate a high
level of investor      . developmental stage companies, such as technology and
confidence in the        biotechnology companies, whose current stock prices
company.                 do not fairly reflect the value of research and whose
                         development efforts are aimed at generating attractive future financial returns

                       . companies in mature or cyclical industries that are
                         displaying greater than average growth
                         characteristics.

                       Before investing in a company, the team usually meets with the company's management team, customers, competitors and suppliers, and may consult with external industry analysts. The team also analyzes the company's cash flow trends to try to determine its financial stability and the reliability of its projected earnings. The portfolio management team may buy index options to try to increase returns, and use options and other derivatives to offset changes in currency exchange rates.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Aggressive Equity Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may
Companies that are     offer the potential for greater long-term growth than
in their               most fixed income securities, they generally have
developmental          higher volatility. The portfolio may be affected by the
stages may have a      following risks, among others:
greater degree of
price volatility       . price volatility - the value of the portfolio changes
than more                as the prices of its investments go up or down. This
established              portfolio invests in companies that the team thinks
companies because        have the potential for above average growth, which
there's less             may give the portfolio a higher risk of price
evidence that their      volatility than a portfolio that invests principally
research and             in equities that are "undervalued."
development efforts
will result in           Small emerging growth companies may be more
future growth.           susceptible to larger price swings than larger
                         companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 20% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign investments      unstable political and economic conditions, a lack of
that are                 adequate and timely company information, differences
principally traded       in the way securities markets operate, relatively
outside the U.S.         lower market liquidity, less stringent financial
                         reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                    AGGRESSIVE EQUITY PORTFOLIO

                       [SYMBOL]  -----------------------------------------------

Risks you should be    . risks of using derivatives - this portfolio may use
aware of                 index options and other investment techniques to help
(continued)              it achieve its investment goal. There's always a risk
                         that these techniques could reduce returns or increase the portfolio's volatility.

                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs and reduce performance.

                       [SYMBOL]  -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/,/2/

The bar chart shows    [GRAPH OF AGGRESSIVE EQUITY PORTFOLIO APPEARS HERE]
how the portfolio's
performance has         96    97     98     99    00
varied since its       ----  ----  -----  -----  ----
inception.             7.86  3.78  13.22  27.35   0

The table below the
bar chart compares     Best and worst quarterly performance during this
the portfolio's        period:
performance with
the Russell 2500           quarter     :      %;     quarter     :      %
Index, an index of
the stocks of          Average annual total return               Since inception
approximately 2,500    as of December 31, 2000    1 year 3 years (April 1, 1996)
mid-capitalization     ---------------------------------------------------------
U.S. companies and     Aggressive Equity
the Russell 2500        Portfolio/2/
Growth Index, an       Russell 2500 Index
index of the stocks    Russell 2500 Growth
of approximately        Index
1600 small to mid-
capitalization U.S    /1/ Total return for 1996 is for the period from April 1,
companies                 1996 (commencement of operations) to December 31,
displaying faster         1996.
than average          /2/ Alliance Capital Management L.P. began managing the
growth.                   portfolio on May 1, 1998 and some investment
                          policies changed at that time. Another firm managed
Returns do not            the portfolio before that date.
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL]  -----------------------------------------------

Who manages the        Bruce K. Aronow, CFA, senior vice president of Alliance
portfolio              Capital, is team leader of the Small-Cap Growth equity
                       portfolio management team. He joined Alliance Capital
[LOGO OF ALLIANCE      in 1999 as vice president and portfolio manager. Before
CAPITAL APPEARS        joining Alliance Capital he was responsible for
HERE]                  research and portfolio management of the small-cap
                       consumer and auto-transportation sectors at INVESCO
                       (NY), Inc. Mr. Aronow has 12 years of investment
The Aggressive         experience and a BA from Colgate University.
Equity Portfolio is
managed by a team      Mark A. Attalienti is vice president of Alliance
of portfolio           Capital. Before joining Alliance Capital in 1999, he
managers at            was an analyst with Chase Asset Management. Mr.
Alliance Capital       Attalienti has 11 years of investment experience and a
Management L.P.        BA from Muhlenberg College.
(Alliance Capital).
You'll find more       N. Kumar Kirpalani, CFA, is vice president of Alliance
about Alliance         Capital. Before joining Alliance Capital in 1999, he
Capital on page 72.    was an analyst with INVESCO (NY), Inc. and its
                       predecessor firm, Chancellor Capital Management
                       (Chancellor). Mr. Kirpalani has 19 years of investment experience, a B. Tech degree from the Indian Institute of Technology and an MBA from the University of Chicago.

                       Samantha S. Lau, CFA, is vice president of Alliance Capital. Before joining Alliance Capital in 1999, she was an analyst with INVESCO (NY), Inc. and its predecessor firm, Chancellor. Ms. Lau has 6 years of investment experience and a BS from the Wharton School of the University of Pennsylvania.

                       Michael W. Doherty is vice president of Alliance Capital. Mr. Doherty's responsibilities include maintaining and updating quantitative models used by the portfolio management team, providing research assistance and portfolio administration. Before joining Alliance Capital in 1999, he was a research assistant and portfolio administrator with INVESCO (NY), Inc. and its predecessor firm, Chancellor. Mr. Doherty has 18 years of investment experience.

ABOUT THE PORTFOLIOS   EMERGING MARKETS PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts.

                       [SYMBOL]  -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL]  -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in companies that are located in countries that
                       are generally regarded as "emerging market" countries.
                       It principally invests in common stock.

                       The portfolio manager seeks securities that meet its
Emerging market        selection criteria and allocates assets geographically.
countries are          The portfolio manager uses a two-step process to manage
typically less         the portfolio:
developed
economically than      . looks for companies that it believes will provide
industrialized           superior growth at attractive prices -  the portfolio
countries and may        manager uses fundamental company analysis to identify
offer high growth        opportunities for increasing earnings growth and good
potential as well        return on equity, and favors companies whose stocks
as considerable          trade at attractive valuations relative to their
investment risk.         global or regional peers. The portfolio manager pays
These countries are      attention to corporate governance, and prefers
generally located        management teams that have a track record for
in Latin America,        increasing shareholder value.
Asia, the Middle
East, Eastern          . allocates assets among three broad regions - the
Europe and Africa.       portfolio manager allocates assets among Asia, Latin
                         America, and Eastern Europe/Middle East/Africa. The portfolio manager normally allocates assets among these regions in amounts that approximate the weightings of the Morgan Stanley Capital
                         International (MSCI) Emerging Markets Free Index, although the portfolio manager may deviate from the index if it believes there is an investment opportunity or for defensive reasons.

                       The team may use options, futures contracts and other techniques to try to increase returns.

                       The portfolio's policy is to have almost all portfolio assets in common stock at all times. The portfolio may, however, invest in U.S. government securities, high-quality corporate fixed income securities, or money market instruments, to meet cash flow needs or if the U.S. government ever imposes restrictions on foreign investing.

                       [SYMBOL]  -----------------------------------------------

Risks you should be    The Emerging Markets Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

Companies in           . price volatility - the value of the portfolio changes
emerging markets         as the prices of its investments go up or down. This
may be especially        portfolio invests in companies in emerging markets,
volatile. The value      which may be particularly volatile. It also invests
of this portfolio        in smaller companies, which tend to have higher price
may have greater         swings than larger companies because they have fewer
price swings than        financial resources, limited product and market
most of the Pacific      diversification and many are dependent on a few key
Select Fund              managers.
portfolios.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                     EMERGING MARKETS PORTFOLIO

                       [SYMBOL]  -----------------------------------------------

Risks you should be    . risks of using derivatives - this portfolio may
aware of                 invest in options, futures, and use other investment
(continued)              techniques to help it achieve its investment goals.
                         There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . emerging countries risk - investment in emerging
                         market countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

                         Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involve risk of loss resulting from problems in share registration and custody.

                       [SYMBOL]  -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/,/2/

The bar chart shows    [GRAPH OF EMERGING MARKETS PORTFOLIO APPEARS HERE]
how the portfolio's
performance has          96     97      98     99    00
varied since its       ------ ------ ------- ----- ------
inception.             (3.23) (1.69) (26.83) 53.56   0

The table below the    Best and worst quarterly performance during this
bar chart compares     period:
the portfolio's
performance with           quarter     :      %;     quarter     :      %
the Morgan Stanley
Capital                Average annual total return               Since inception
International          as of December 31, 2000    1 year 3 years (April 1, 1996)
(MSCI) Emerging        ---------------------------------------------------------
Markets Free Index,    Emerging Markets
an index typically      Portfolio/2/
made up of 800 to      MSCI Emerging Markets
900 stocks from         Free Index
approximately 26
emerging market        /1/ Total return for 1996 is for the period from April
countries.                 1, 1996 (commencement of operations) to December
                           31, 1996.
Returns do not         /2/ Alliance Capital Management L.P. began managing
reflect fees and           this portfolio on January 1, 2000. Another firm
expenses associated        managed the portfolio before that date.
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

For information on
how Alliance
Capital has managed
substantially
similar accounts,
see page 78.

                       [SYMBOL]  -----------------------------------------------

Who manages the        Edward D. Baker III, senior vice president at Alliance
portfolio              Capital, will be the primary portfolio manager. He is
                       the head of the emerging markets equity portfolio
[LOGO OF ALLIANCE      management team and he coordinates the investment
CAPITAL APPEARS        activities of Alliance Capital's non-U.S. joint
HERE]                  ventures. He is chairman of Alliance Capital Management
                       Australia, chairman and chief executive officer of
                       Alliance Capital Management Canada and vice chairman of
The Emerging           Alliance Capital Investments Trust Management Co. in
Markets Portfolio      Japan. He is also a member of the board of directors of
is managed by a        New Alliance in Hong Kong. Prior to joining Alliance
team of portfolio      Capital in 1995, Mr. Baker worked for BARRA, Inc., an
managers at            investment technology firm. Mr. Baker is supported by a
Alliance Capital       team of four other portfolio managers, each of whom has
Management L.P.        experience in investing in emerging market countries.
You'll find more
about Alliance
Capital on page 72.

ABOUT THE PORTFOLIOS   DIVERSIFIED RESEARCH PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL]  -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL]  -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in common stocks of U.S. companies and common
                       stocks of foreign companies with significant markets in
A company's "market    the U.S. The portfolio invests primarily in companies
capitalization" is     with a total market capitalization of more than $1
a measure of its       billion. Stocks of foreign companies with significant
size.                  markets in the U.S. include American Depositary
Capitalization is      Receipts (ADRs) and foreign securities registered in
calculated by          the U.S. The portfolio principally invests in common
multiplying the        stock, but it may also invest in securities convertible
current share price    into common stock, warrants, rights and non-convertible
by the number of       preferred stock.
shares held by
investors.             The portfolio is managed by a team of analysts. The
                       portfolio is divided into segments, and each has its own analyst who makes independent decisions within portfolio guidelines and objectives. Sector weightings are the result of individual security selections, although the portfolio manager expects major industry sectors to typically be represented in the portfolio.

                       The portfolio may invest up to 15% of its total assets in securities of companies domiciled outside the U.S. that are not included in the Standard & Poor's 500 Composite Stock Price Index.

                       Although the research analysts do not intend to seek short-term profits, they may sell securities whenever they believe appropriate, without regard to the length of time a security has been held.

                       [SYMBOL]  -----------------------------------------------

Risks you should be    The Diversified Research Portfolio principally invests
aware of               in equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up and down. The portfolio invests in large to medium size companies, which tend to have more stable prices than smaller companies.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                 DIVERSIFIED RESEARCH PORTFOLIO

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed
                       as of December 31 each year
The bar chart shows
how the portfolio's
performance has        [GRAPH OF DIVERSIFIED RESEARCH PORTFOLIO APPEARS HERE]
varied since its
inception.              00
                       -----
                         0
The table below the
bar chart compares
the portfolio's        Best and worst quarterly performance during this
performance with       period:
the Standard &
Poor's 500                 quarter     :      %;     quarter     : (     )%
Composite Stock
Price Index, an
index of the stocks    Average annual total
of approximately       return as of December 31, 2000   1 year 5 years 10 years
500 large              --------------------------------------------------------
capitalization U.S.
companies.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] -----------------------------------------------

Who manages the        Andrew F. Barth, is president and research director-
portfolio              U.S. of Capital International Research, Inc., the
                       research arm and a subsidiary of Capital Guardian. He
[LOGO OF CAPITAL       is also a director of Capital Guardian and member of
GUARDIAN APPEARS       its executive committee and global institution group
HERE]                  North American committee. As the research coordinator
                       for the portfolio, Mr. Barth facilitates the
                       communication and comparison of investment ideas and
The Diversified        allocates the portfolio's assets among the analysts.
Research Portfolio     The analysts have an average of 15 years investment
is managed by a        experience and an average of 11 years with Capital
team of analysts,      Guardian or its affiliates.
led by the research
coordinator, at
Capital Guardian
Trust Company.
You'll find more
about Capital
Guardian on page
72.

ABOUT THE PORTFOLIOS   SMALL-CAP EQUITY PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks growth of capital over the long
investment goal        term. The realization of current income will not be a
                       factor in considering portfolio securities.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in small to medium-sized companies. It tends to
                       emphasize companies that have a total market
A company's            capitalization of between $50 million and $1.5 billion.
"capitalization" is    It invests principally in common stocks. The portfolio
a measure of its       may also invest in fixed income securities, including
size.                  those that can be converted into equity securities, and
Capitalization is      foreign securities that are listed on a U.S. stock
calculated by          exchange or over the counter market.
multiplying the
current share price    The portfolio is managed by a team of portfolio
by the number of       managers. The portfolio is divided into segments, and
shares held by         each has its own manager who makes independent
investors.             decisions within portfolio guidelines and objectives.

                       When assessing companies, the team uses a value-
                       oriented approach in which it tries to identify the
A smaller company      difference between the underlying value of a company
with a promising       and the market price of its security. Value is
product or             identified in a number of ways, including the
operating in a         relationship of the stock's current price to earnings,
dynamic field may      the strength of the company's balance sheet, and price-
have greater           to-book value. The team looks at a number of variables,
potential for rapid    including the fundamental long-term outlook for the
earnings growth        company, the extent to which shares may be considered
than a larger one.     undervalued and the expectations of the market as a
However, it may        whole.
have a harder time
securing financing     The team considers strong company management important,
and may be more        and investment decisions may be based on meetings with
sensitive to a         the company's senior executives and its competitors, as
setback in sales or    well as on information from economists, government
to economic            officials and industry specialists.
downturns than
larger, more
established
companies.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Small-Cap Equity Portfolio principally invests in
aware of               equity securities, which go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risk, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio invests in companies with smaller capitalizations, which may give the portfolio a higher risk of price volatility than a portfolio that invests in companies with larger capitalizations.

                        In addition, the securities of smaller companies generally have less liquidity and may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.

                                                     SMALL-CAP EQUITY PORTFOLIO

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year

The bar chart shows    [GRAPH OF SMALL-CAP EQUITY PORTFOLIO APPEARS HERE]
how the portfolio's
performance has          91   92    93     94     95
varied over the        ----- ----- ----- ------- -----
past 10 years.         39.15 20.53 21.89 (10.49) 25.75

The table below the     96    97    98   99    00
bar chart compares     ----- ----- ---- ----- -----
the portfolio's        23.62 30.27 2.69 47.52   0
performance with
the Russell 2000       Best and worst quarterly performance during this
Small Stock Index,     period:
an index of the
stocks of                   quarter     :      %;     quarter     : (     )%
approximately 2,000
U.S. small-            Average annual total return
capitalization         as of December 31, 2000         1 year 5 years 10 years
companies.             --------------------------------------------------------
                       Small-Cap Equity Portfolio
Returns do not         Russell 2000 Small Stock Index
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.
                       [SYMBOL] -----------------------------------------------

Who manages the        Michael Ericksen, senior vice president of Capital
portfolio              Guardian, is the lead portfolio manager. He has 18
                       years of experience as an investment professional,
[LOGO OF CAPITAL       including 12 years with the Capital Organization.
GUARDIAN APPEARS
HERE]                  Robert Kirby, a senior partner of The Capital Group
                       Partners L.P., has 46 years of experience as an
                       investment professional, including 33 years with the
The Small-Cap          Capital Organization.
Equity Portfolio is
managed by a team      James Kang, vice president of Capital International
of portfolio           Research Inc., has 12 years of experience as an
managers at Capital    investment professional, including 11 years with the
Guardian Trust         Capital Organization.
Company. You'll
find more about        Karen A. Miller, vice president of Capital
Capital Guardian on    International Research Inc., has 11 years of
page 72.               research/investment experience, including 9 years with
                       the Capital Organization.

                       Lawrence R. Solomon, senior vice president of Capital International Research Inc., has 16 years of experience as an investment professional, including 15 years with the Capital Organization.

ABOUT THE PORTFOLIOS   INTERNATIONAL LARGE-CAP PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal
                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest at least 80% of its assets in companies located
                       outside the U.S. The portfolio principally invests in common stock, but it may also invest in securities convertible into common stock, warrants, rights and non-convertible preferred stock.

                       The portfolio is managed by a team of managers. The portfolio management team normally emphasizes investments in securities of companies located in Europe, Canada, Australia, Asia and the Far East, but may also invest in other countries and regions, including developing countries. Regional and country allocation decisions are based on a variety of factors, including economic, social, and political developments, currency risks and the liquidity of various national markets.

                       Although the portfolio managers do not intend to seek short-term profits, they may sell securities whenever they believe appropriate, without regard to the length of time a security has been held.

                       The portfolio managers may use currency hedging and other investment management techniques, such as forward foreign currency contracts. The portfolio may also cross-hedge between two non-U.S. currencies.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The International Large-Cap Portfolio invests in equity
aware of               securities, which may go up or down in value, sometimes
                       rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of the investments it holds go up or down. The portfolio invests in large to medium size companies, which tend to have more stable prices than smaller companies.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . risks of currency derivatives - this portfolio may
                         enter into foreign currency transactions, forward foreign currency contracts and other investment techniques to help it achieve its investment goals. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . emerging countries risk - investment in emerging
                         market countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

                                              INTERNATIONAL LARGE-CAP PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    Investment in securities of Eastern European countries,
aware of               including in particular, Russia, and other emerging
(continued)            market countries, also involve risk of loss resulting
                       from problems in share registration and custody.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year

The bar chart shows    [GRAPH OF INTERNATIONAL LARGE-CAP PORTFOLIO
how the portfolio's     APPEARS HERE]
performance has
varied since its        00
inception.             -----
                         0

The table below the    Best and worst quarterly performance during this
bar chart compares     period:
the portfolio's
performance with           quarter     :      %;     quarter     : (     )%
the Morgan Stanley
Capital                Average annual total return
International          as of December 31, 2000         1 year  5 years  10 years
Europe, Ausralasia,    ---------------------------------------------------------
Far East Index
(MSCI EAFE Index)
an index of stocks
from 21 countries
in Europe,
Australia, New
Zealand and Asia.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important
- but it's no
guarantee of how it
will perform in the
future.
                       [SYMBOL] -----------------------------------------------

Who manages the        The portfolio is managed by a team of managers with an
portfolio              average of 19 years with Capital Guardian or its
                       affiliates and 23 years investment experience. Each
[LOGO OF CAPITAL       portfolio manager is individually responsible for the
GUARDIAN APPEARS       portion of the portfolio assigned to them. Each manager
HERE]                  then invests his or her portion of the portfolio in
                       accordance with their investment convictions within
The International      portfolio guidelines and objectives. The portfolio
Large-Cap Portfolio    management team is supported by over 27 research
is managed by a        analysts who also manage a portion of the portfolio.
team of portfolio
managers at Capital
Guardian Trust
Company. You'll
find more about
Capital Guardian on
page 72.

ABOUT THE PORTFOLIOS   EQUITY PORTFOLIO

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio's primary investment objective is
investment goal        capital appreciation. Current income is of secondary
                       importance.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in large capitalization U.S. companies that have
                       better prospects for growth than the general U.S.
                       economy. It normally invests at least 90% of its assets in equity securities of U.S. issuers, including foreign issuers that are traded in the U.S.

This portfolio is      Investments include principally common stock, but the
managed using a        portfolio may also invest in fixed income securities
computerized rating    that can be converted into equity securities, and
system that seeks      warrants. The portfolio management team uses the
to forecast how        Russell 1000 Growth Index as an overall model for the
companies will         portfolio.
perform based on an
analysis of a broad    The team tries to:
range of variables
that measure their     . maintain industry, style, capitalization and risk
value, growth,           characteristics that are similar to the index.
momentum and risk,
and on the             . find companies with capitalizations and earnings
portfolio managers'      growth expectations that are above the average of the
outlook on the           index and with dividend yields that are below the
market.                  average of the index.

                       The team selects individual companies using a proprietary computerized rating system, called a "multifactor model," combined with fundamental research.

                       The portfolio managers may use options, futures or other techniques as a substitute for securities and to provide equity exposure to the portfolio's cash position.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Equity Portfolio principally invests in equity
aware of               securities, which may go up or down in value, sometimes
                       rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of the investments it holds go up or down. This portfolio principally invests in large companies, which tend to have less volatile prices than smaller companies. The portfolio managers also look for companies they think have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests in equities that are "undervalued," for example.

                       . risks of using derivatives - this portfolio may use
                         options, futures and other investment techniques to help it achieve its investment goals. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                                                               EQUITY PORTFOLIO

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/

The bar chart shows     [GRAPH OF EQUITY PORTFOLIO APPEARS HERE]
how the portfolio's
performance has           91    92   93     94    95
varied over the         ----- ---- ----- ------ -----
past 10 years.          29.77 6.30 16.06 (2.87) 23.80

The table below the      96    97    98    99    00
bar chart compares      ----- ----- ----- ----- -----
the portfolio's         28.03 18.18 30.28 38.54   0
performance with
the Russell 1000
Growth Index, an
index of large          Best and worst quarterly performance during this
companies that have     period:
high price-to-book
ratios and                  quarter     :      %;     quarter     :      %
forecasted growth
values. It also
compares                Average annual total return
performance with        as of December 31, 2000         1 year 5 years 10 years
the Standard &          -------------------------------------------------------
Poor's 500              Equity Portfolio/1/
Composite Stock         Russell 1000 Growth Index
Price Index, an         Standard & Poor's 500 Composite
index of the stocks      Stock Price Index
of approximately
500 large-              /1/ Goldman Sachs Asset Management began managing the
capitalization U.S.         portfolio on May 1, 1998, and some investment
companies.                  policies changed at that time. Another firm managed
                            the portfolio before that date. Performance of the
Returns do not              Equity Portfolio before 1995 is based on the
reflect fees and            performance of the portfolio of the Pacific
expenses associated         Corinthian Variable Fund, which the Pacific Select
with any variable           Fund acquired on December 31, 1994.
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] -----------------------------------------------

Who manages the        Robert Jones, CFA, managing director, has 18 years of
portfolio              investment experience. Before joining Goldman Sachs in
                       1989, he provided quantitative research for a major
[LOGO OF GOLDMAN       banking firm and an options consulting firm. His
SACHS APPEARS HERE]    articles on quantitative techniques have been published
                       in leading financial journals. He has a BA from Brown
                       University and an MBA from the University of Michigan.
The Equity             He began managing the Equity Portfolio in 1998.
Portfolio is
managed by a team      Victor Pinter, vice president, was a consultant at
of portfolio           Chase Econometrics/IDC and a project manager in the
managers at Goldman    Information Technology Division of Goldman Sachs before
Sachs Asset            he joined Goldman Sachs in 1985. He has a BS from
Management. You'll     Brooklyn College and an MBA from New York University's
find more about        Stern School of Business. He joined the quantitative
Goldman Sachs on       equity management team in 1992.
page 73.
                       Melissa Brown, CFA, vice president, is a product manager for the quantitative equity group. Before joining Goldman Sachs in 1998, she was the director of quantitative equity research at Prudential Securities for 14 years, was on Prudential's investment policy committee, and appeared on Institutional Investor
                       Magazine's "All-Star" list every year from 1988 to 1997. She has a BS in economics from the Wharton School of the University of Pennsylvania and an MBA in finance from New York University.

ABOUT THE PORTFOLIOS   I-NET TOLLKEEPER PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest at least 65% of its assets in equity securities
                       of "I-Net Tollkeeper" companies, which are media,
The management team    telecommunications, technology and Internet companies
believes that one      that provide access, infrastructure, content and
way to invest in       services to Internet companies and Internet users, and
the Internet is to     which have developed, or are seeking to develop,
invest in those        predictable, sustainable or recurring revenue streams
businesses             by increasing "traffic," or customers and sales, and
participating in       raising "tolls," or prices in connection with the
the growth of the      growth of the Internet.
Internet that may
have long-lasting      Examples of I-Net Tollkeeper companies may include:
strategic
advantages             . Access providers that enable individuals and
including: dominant      businesses to connect to the Internet through, for
market share;            example, cable systems or the telephone network;
strong brand names;
recurring revenue      . Infrastructure companies that provide items such as
streams; cost            servers, routers, software and storage necessary for
advantages;              companies to participate in the Internet;
economies of scale;
financial strength;    . Media content providers that own copyrights,
technological            distribution networks and/or programming who may
advantages; and          benefit from increased advertising by Internet
strong experienced       companies and/or from having new distribution
management teams.        channels;

                       . Service providers that may facilitate transactions,
                         communications, security, computer programming and back-office functions for Internet businesses.

                       Normally, the portfolio invests at least 90% of its assets in equity securities, primarily in publicly-traded U.S. companies. The portfolio may invest up to 35% of its assets in non-I-Net Tollkeeper companies which may use the Internet to enhance their cost structure, revenue opportunities or competitive advantage. The portfolio may also invest in Internet-based companies (that are not I-Net Tollkeeper companies) that the portfolio managers believe exhibit a sustainable business model. The portfolio may participate significantly in the initial public offering (IPO) market.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The I-Net Tollkeeper Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may
Because the            offer the potential for greater long-term growth than
portfolio              most fixed income securities, they generally have
concentrates its       higher volatility. The portfolio may be affected by the
investments in         following risks, among others:
I-Net Tollkeeper
companies, the         . industry concentration risk - the portfolio is
portfolio's              subject to greater risk of loss as a result of
performance may be       adverse economic, business or other developments than
substantially            if its investments were diversified across different
different from the       industry sectors.
returns of the
broader stock          . Internet risk - the risk that the stock prices of
market and of            Internet and Internet-related companies will
"pure" Internet          experience significant price movements as a result of
funds.                   intense worldwide competition, consumer preferences,
                         product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up and down. This portfolio invests in companies participating in the growth of the Internet, which may give the portfolio higher volatility than a portfolio that invests in equities of other industries, or a broader spectrum of industries. The prices of these companies may be affected by intense competition, changing technologies, consumer preferences, problems with product compatibility, government regulation, interest rates, and investor optimism or pessimism with little or no basis in traditional economic analysis.

                                                     I-NET TOLLKEEPER PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . IPO risk - IPOs may be more volatile than other
aware of                 securities. IPOs may have a magnified impact on the
(continued)              portfolio during the start-up phase when the
                         portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the portfolio's performance will not likely be as significant.


This portfolio may     . risks of foreign investing - foreign investments may
invest up to 25% of      be riskier than U.S. investments for many reasons,
its assets in foreign    including changes in currency exchange rates,
securities, including    unstable political and economic conditions, a lack of
emerging market          adequate and timely company information, differences
countries.               in the way securities markets operate, relatively
                         lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . emerging countries risk - investment in emerging
                         market countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

                         Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involve risk of loss resulting from problems in share registration and custody.

                       [SYMBOL] -----------------------------------------------

Who manages the        George D. Adler is a vice president and senior
portfolio              portfolio manager of Goldman Sachs. He joined the
                       company as a portfolio manager in 1997. From 1990 to
                       1997, Mr. Adler was a portfolio manager at Liberty
[LOGO OF GOLDMAN       Investment Management, Inc. (Liberty) and its
SACHS APPEARS HERE]    predecessor firm, Eagle Asset Management (Eagle).

The I-Net              Steve Barry is a vice president and senior portfolio
Tollkeeper             manager of Goldman Sachs. He joined the company as a
Portfolio is           portfolio manager in 1999. From 1988 to 1999, Mr. Barry
managed by a team      was a portfolio manager at Alliance Capital Management
of portfolio           L.P.
managers at Goldman
Sachs Asset            Robert G. Collins is a vice president and senior
Management. You'll     portfolio manager of Goldman Sachs. He joined the
find more about        company as a portfolio manager and co-chair of the
Goldman Sachs on       growth equity committee in 1997. From 1991 to 1997, Mr.
page 73.               Collins was a portfolio manager at Liberty and its
                       predecessor firm, Eagle.

                       Herbert E. Ehlers is a managing director, senior portfolio manager and chief investment officer of the growth equity investment team of Goldman Sachs. He joined the company in 1997. From 1994 to 1997, Mr. Ehlers was the chief investment officer and chairman at Liberty, and from 1984 to 1994 was a portfolio manager and president at Liberty's predecessor firm, Eagle.

                       Gregory H. Ekizian is a vice president and senior portfolio manager of Goldman Sachs. He joined the company as a portfolio manager and co-chair of the growth equity investment committee in 1997. From 1990 to 1997, Mr. Ekizian was a portfolio manager at Liberty and its predecessor firm, Eagle.

                       Scott Kolar is an associate and a portfolio manager of Goldman Sachs. He joined the company as an equity analyst in 1997 and became a portfolio manager in 1999. From 1994 to 1997, Mr. Kolar was an equity analyst and information systems specialist at Liberty.

                       Ernest C. Segundo, Jr. is a vice president and senior portfolio manager of Goldman Sachs. He joined the company as a portfolio manager in 1997. From 1992 to 1997, Mr. Segundo was a portfolio manager at Liberty and its predecessor firm, Eagle.

                       David G. Shell is a vice president and senior portfolio manager of Goldman Sachs. He joined the company as a portfolio manager in 1997. From 1987 to 1997, Mr. Shell was a portfolio manager at Liberty and its predecessor firm, Eagle.

ABOUT THE PORTFOLIOS   FINANCIAL SERVICES PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal strategy is to invest at
invests in             least 65% of its assets in equity securities in the
                       financial services sector.

A company is           The financial services sector includes banks, insurance
considered part of     companies, brokerage firms, asset management firms,
the financial          government sponsored agencies, and other investment-
services sector if:    related or finance-related companies.

                       The portfolio manager uses a bottom-up investment
 . at least 50% of      approach, focusing on company fundamentals and growth
  its gross income     prospects when selecting securities. The manager
  or its net sales     emphasizes companies it believes are strongly managed
  come from            and will generate above-average growth rates for the
  activities in the    next 3 - 5 years. The portfolio manager will invest in
  sector; or           securities it believes will rise in price faster than
                       other securities.

 . at least 50% of      The manager focuses on markets and industries where
  its assets are       leadership is concentrated in a few companies, and
  devoted to           generally does not invest in slower-growing markets or
  producing            industries. The manager looks for market-driven
  revenues from the    companies they believe have superior technology to
  sector; or           deliver products and services that match customer
                       needs.

 . based upon other     The manager may also invest in options and other
  information, the     investments whose values are based upon the values of
  portfolio manager    equity securities.
  determines that a
  company's primary
  business is
  within the
  sector

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Financial Services Portfolio principally invests in
aware of               equity securities, which may go up or down in value
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

The financial          . industry concentration risk - since the portfolio
services sector is       invests principally in only one industry, it is
subject to               subject to greater risk of loss as a result of
extensive                adverse economic, business or other developments than
government               if its investments were diversified across different
regulation, which        industry sectors.
may change
frequently and         . price volatility - the value of the portfolio changes
impact the               as the prices of its investments go up or down. This
portfolio                portfolio may invest in small companies. The market
significantly.           prices of smaller companies tend to rise and fall
                         more rapidly and have larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                       . liquidity - investments in smaller companies have a
                         greater risk of being or becoming less liquid than other markets. Liquidity is the ability to sell securities at a fair price within a reasonable time.

                       . interest rate risk - securities prices of financial
                         services companies are generally interest rate sensitive. The profitability of business in this sector depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates as well as changes in general economic conditions.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 25% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign securities,      unstable political and economic conditions, a lack of
including emerging       adequate and timely company information, differences
market countries.        in the way securities markets operate, relatively
ADRs and Canadian        lower market liquidity, less stringent financial
issuers are              reporting and accounting standards and controls, less
excluded for             secure foreign banks or securities depositories than
purposes of this         those in the U.S., and foreign controls on
limitation.              investment.

                                                   FINANCIAL SERVICES PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . emerging countries risk - investment in emerging
aware of                 market countries (such as Latin America, Asia, Middle
(continued)              East, Eastern Europe and Africa) may be riskier than
                         in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                         Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs and reduce performance.

                       [SYMBOL] -----------------------------------------------

Who manages the        Jeffrey G. Morris, CFA, is vice president of INVESCO.
portfolio              He joined INVESCO in 1992. Mr. Morris has a BS from
                       Colorado State University and an MS from the University
[LOGO OF INVESCO       of Colorado.
FUNDS APPEARS HERE]

The Financial
Services Portfolio
is managed by
INVESCO Funds
Group, Inc.
(INVESCO). You'll
find more about
INVESCO on page 73.
--------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
--------------------------------------------------------------------------------

This portfolio has     This chart does not show you the performance of the
no historical          Financial Services Portfolio -- it shows the performance
performance to         of similar accounts managed by INVESCO.
report because
it started on          Annual total returns and average annual total returns
January 2, 2001.       for the periods ending December 31, 2000
                       --------------------------------------------------------
The chart to the                    INVESCO
right shows the                     Financial Services                S&P 500
historical             Year         Composite (%)/1/                  Index (%)
performance of the     --------------------------------------------------------
INVESCO Financial      2000         26.65                             (9.11)
Services Composite.    1999          0.74                             21.04
Each of the two        1998         13.45                             28.58
mutual funds           1997         44.79                             33.36
in the composite       1996         30.29                             22.96
has investment         1995         39.81                             37.58
objectives,            1994         (5.89)                             1.32
policies and           1993         18.52                             10.08
strategies that        1992         26.76                              7.62
are substantially      1991         74.04                             30.47
similar to those of    1 year       26.65                             (9.11)
the Financial          5 years      22.25                             18.35
Services Portfolio.    10 years     25.11                             17.46
                       --------------------------------------------------------


The composite          /1/ Composite results are asset weighted and
performance shows          calculated on a monthly basis. Quarterly and annual
the historical             composite performance figures are computed by linking
track record of the        monthly returns. Performance figures for each account
portfolio manager          are calculated monthly. Monthly market values include
and is not intended        income accruals.
to imply how the
Financial Services     The first column (after "Year") shows performance of
Portfolio has          the INVESCO Financial Services Composite after average
performed or will      advisory fees and operating expenses charged to the
perform. Total         accounts in the composite have been deducted, including
returns represent      custody fees and other expenses normally paid by mutual
past performance of    funds and which the Financial Services Portfolio will
the INVESCO            pay.
Financial Services
Composite and not      The second column shows performance of the S&P 500
the Financial          Index, an index of the stocks of approximately 500
Services Portfolio.    large-capitalization U.S. companies. Results include
                       reinvested dividends.
Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   HEALTH SCIENCES PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal strategy is to invest at
invests in             least 65% of its assets in equity securities of
                       companies in the health sciences sector.

A company is           These companies develop, produce or distribute products
considered part of     or services related to health care. Such companies
the health sciences    include, but are not limited to, medical equipment or
sector if:             supplies, pharmaceuticals, health care facilities, and
                       applied research and development of new products or
 . at least 50% of      services.
  its gross income
  or its net sales     The portfolio manager uses a bottom-up investment
  come from            approach, focusing on company fundamentals and growth
  activities in the    prospects when selecting securities. The manager
  sector; or           emphasizes companies it believes are strongly managed
                       and will generate above-average growth rates for the
 . at least 50% of      next 3 - 5 years. The portfolio manager will invest in
  its assets are       securities it believes will rise in price faster than
  devoted to           other securities.
  producing
  revenues from the    The manager focuses on markets and industries where
  sector; or           leadership is concentrated in a few companies, and
                       generally does not invest in slower-growing markets or
 . based upon other     industries. The manager looks for market-driven
  information, the     companies they believe have superior technology to
  portfolio manager    deliver products and services that match customer
  determines that      needs.
  its primary
  business is          In selecting securities, the portfolio manager seeks to
  within the           balance the portfolio with a blend of well-established
  sector               health care companies and faster-growing, more dynamic
                       companies.

                       Well established health care companies that typically provide liquidity and earnings are generally expected to be core holdings of the portfolio. For the rest of the portfolio, the manager will target innovative companies it believes have strong management and which have new products or are increasing their share of existing products.

                       The manager may also invest in options and other investments whose values are based upon the values of equity securities.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Health Sciences Portfolio principally invests in
aware of               equity securities, which may go up or down in value
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

The health sciences    . industry concentration risk - since the portfolio
sector is subject        invests principally in only one industry, it is
to extensive             subject to greater risk of loss as a result of
government               adverse economic, business or other developments than
regulation, which        if its investments were diversified across different
may change               industry sectors.
frequently and
impact the             . price volatility - the value of the portfolio changes
portfolio                as the prices of its investments go up or down. This
significantly.           portfolio may invest in small companies. The market
                         prices of smaller companies tend to rise and fall more rapidly and have larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                       . liquidity - investments in smaller companies have a
                         greater risk of being or becoming less liquid than other markets. Liquidity is the ability to sell securities at a fair price within a reasonable time.

                       . regulatory impact - many faster-growing health care
                         companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices.

                         Many companies and/or their development of new products are funded or subsidized by governments or governmental agencies. Withdrawal or curtailment of such support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

                                                      HEALTH SCIENCES PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . risks of foreign investing - foreign investments may
aware of                 be riskier than U.S. investments for many reasons,
(continued)              including changes in currency exchange rates,
                         unstable political and economic conditions, a lack of
This portfolio may       adequate and timely company information, differences
invest up to 25% of      in the way securities markets operate, relatively
its assets in            lower market liquidity, less stringent financial
foreign securities,      reporting and accounting standards and controls, less
including emerging       secure foreign banks or securities depositories than
market countries.        those in the U.S., and foreign controls on
ADRs and Canadian        investment.
issuers are
excluded for           . emerging countries risk - investment in emerging
purposes of this         market countries (such as Latin America, Asia, Middle
limitation.              East, Eastern Europe and Africa) may be riskier than
                         in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                         Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs and reduce performance.

                       [SYMBOL] -----------------------------------------------

Who manages the        Thomas R. Wald, CFA, is a vice president of INVESCO.
portfolio              Before joining INVESCO in 1997 he was an analyst with
                       Munder Capital Management. Mr. Wald holds an MBA from
                       the Wharton School at the University of Pennsylvania
[LOGO OF INVESCO       and a BA from Tulane University.
FUNDS APPEARS HERE]

The Health Sciences
Portfolio is
managed by INVESCO
Funds Group, Inc.
(INVESCO). You'll
find more about
INVESCO on page 73.

--------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
--------------------------------------------------------------------------------

This portfolio has     This chart does not show you the performance of the
no historical          Health Sciences Portfolio -- it shows the performance
performance to         of similar accounts managed by INVESCO.
report because it
started on January     Annual total returns and average annual total returns
2, 2001.               for the periods ending December 31, 2000
                       ---------------------------------------------------------
The chart to the                    INVESCO
right shows the                     Health Sciences                    S&P 500
historical             Year         Composite (%)/1/                   Index (%)
performance of the     ---------------------------------------------------------
INVESCO Health         2000          26.13                             (9.11)
Sciences Composite.    1999           0.62                             21.04
Each of the two        1998          43.40                             28.58
mutual funds in the    1997          18.45                             33.36
composite has          1996          11.41                             22.96
investment             1995          58.89                             37.58
objectives,            1994           0.94                              1.32
policies and           1993          (8.41)                            10.08
strategies that        1992         (13.74)                             7.62
are substantially      1991          91.82                             30.47
similar to those of    1 year        26.13                             (9.11)
the Health Sciences    5 years       19.15                             18.35
Portfolio.             10 years      19.30                             17.46
                       --------------------------------------------------------
The composite
performance shows      /1/ Composite results are asset weighted and calculated
the historical             on a monthly basis. Quarterly and annual composite
track record of the        performance figures are computed by linking monthly
portfolio manager          returns. Performance figures for each account are
and is not intended        calculated monthly. Monthly market values include
to imply how the           income accruals.
Health Sciences
Portfolio has          The first column (after "Year") shows performance of
performed or will      the INVESCO Health Sciences Composite after average
perform. Total         advisory fees and operating expenses charged to the
returns represent      accounts in the composite have been deducted, including
past performance of    custody fees and other expenses normally paid by mutual
the INVESCO Health     funds and which the Health Sciences Portfolio will pay.
Sciences Composite
and not the Health     The second column shows performance of the S&P 500
Sciences Portfolio.    Index, an index of the stocks of approximately 500
                       large-capitalization U.S. companies. Results include
Returns do not         reinvested dividends.
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   TECHNOLOGY PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal strategy is to invest at
invests in             least 65% of its assets in equity securities in the
                       technology-related sector.

A company is           Such companies include, but are not limited to, applied
considered part of     technology, biotechnology, communications, computers,
the technology         electronics, Internet, IT services and consulting,
sector if:             software, telecommunications equipment and services,
                       office and factory automation, networking, robotics and
 . at least 50% of      video.
  its gross income
  or its net sales     The portfolio manager uses a bottom-up investment
  come from            approach, focusing on company fundamentals and growth
  activities in the    prospects when selecting securities. The manager
  sector; or           emphasizes companies it believes are strongly managed
                       and will generate above-average growth rates for the
 . at least 50% of      next 3 - 5 years. The portfolio manager will invest in
  its assets are       securities it believes will rise in price faster than
  devoted to           other securities.
  producing
  revenues from the    The manager focuses on markets and industries where
  sector; or           leadership is concentrated in a few companies, and
                       generally does not invest in slower-growing markets or
 . based upon other     industries. The manager looks for market-driven
  information, the     companies they believe have superior technology to
  portfolio manager    deliver products and services that match customer
  determines that      needs.
  its primary
  business is          A core portion of the portfolio is expected to be
  within the           invested in market-leading technology companies that
  sector               the portfolio manager believes will maintain or improve
                       their market share regardless of overall economic conditions. These companies are usually large, established firms that are leaders in their field and have a strategic advantage over many of their competitors. The remainder of the portfolio will consist of faster-growing, more volatile technology companies that the portfolio manager believes to be emerging leaders in their fields.

                       The manager may also invest in options and other investments whose values are based upon the values of equity securities.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Technology Portfolio principally invests in equity
aware of               securities, which may go up or down in value sometimes
                       rapidly and unpredictably. The portfolio may also be affected by the following risks, among others:

Many of the            . industry concentration risk - since the portfolio
products and             invests principally in only one industry, it is
services in the          subject to greater risk of loss as a result of
technology industry      adverse economic, business or other developments than
are subject to           if its investments were diversified across different
rapid obsolescence,      industry sectors.
which may lower the
market value of the    . price volatility - the value of the portfolio changes
securities of the        as the prices of its investments go up or down. This
companies in this        portfolio may invest in small companies. The market
sector.                  prices of smaller companies tend to rise and fall
                         more rapidly and have larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                       . liquidity - investments in smaller companies have a
                         greater risk of being or becoming less liquid than
                         other markets. Liquidity is the ability to sell
                         securities at a fair price within a reasonable time.
This portfolio may
invest up to 25% of    . risks of foreign investing - foreign investments may
its assets in            be riskier than U.S. investments for many reasons,
foreign securities,      including changes in currency exchange rates,
including emerging       unstable political and economic conditions, a lack of
market countries.        adequate and timely company information, differences
ADRs and Canadian        in the way securities markets operate, relatively
issuers are              lower market liquidity, less stringent financial
excluded for             reporting and accounting standards and controls, less
purposes of this         secure foreign banks or securities depositories than
limitation.              those in the U.S., and foreign controls on
                         investment.

                                                           TECHNOLOGY PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . emerging countries risk - investment in emerging
aware of                 market countries (such as Latin America, Asia, Middle
(continued)              East, Eastern Europe and Africa) may be riskier than
                         in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                         Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs and reduce performance.

                       [SYMBOL] -----------------------------------------------

Who manages the        William R. Keithler, CFA, is senior vice president and
portfolio              director of sector management. He rejoined INVESCO in
                       1998. He previously worked at INVESCO from 1986 to 1993
[LOGO OF INVESCO       before joining Berger Associates in 1993. Mr. Keithler
FUNDS APPEARS HERE]    has 18 years of investment experience, a BA from
                       Webster College and an MFS from the University of Wisconsin.
The Technology
Portfolio is
managed by INVESCO
Funds Group, Inc.
(INVESCO). You'll
find more about
INVESCO on page 73.

--------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
--------------------------------------------------------------------------------

This portfolio has     This chart does not show you the performance of the
no historical          Technology Portfolio -- it shows the performance of
performance to         similar accounts managed by INVESCO.
report because it
started on January     Annual total returns and average annual total returns
2, 2001.               for the periods ending December 31, 2000
                       ---------------------------------------------------------
The chart to the                            INVESCO
right shows the                             Technology               S&P 500
historical             Year                 Composite (%)/1/         Index (%)
performance of the     ---------------------------------------------------------
INVESCO Technology     2000                 (22.82)                  (9.11)
Composite. Each of     1999                 144.92                   21.04
the two mutual funds   1998                  30.10                   28.58
in the composite       1997                   8.84                   33.36
has investment         1996                  21.75                   22.96
objectives,            1995                  45.80                   37.58
policies and           1994                   5.27                    1.32
strategies that        1993                  15.03                   10.08
are substantially      1992                  18.79                    7.62
similar to those of    1991                  76.98                   30.47
the Technology         1 year               (22.82)                  (9.11)
Portfolio.             5 years               26.65                   18.35
                       10 years              28.31                   17.46
The composite          ---------------------------------------------------------
performance shows
the historical         /1/ Composite results are asset weighted and calculated
track record of the        on a monthly basis. Quarterly and annual composite
portfolio manager          performance figures are computed by linking monthly
and is not intended        returns. Performance figures for each account are
to imply how the           calculated monthly. Monthly market values include
Technology                 income accruals.
Portfolio has
performed or will      The first column (after "Year") shows performance of the
perform. Total         INVESCO Technology Composite after average advisory fees
returns represent      and operating expenses charged to the accounts in the
past performance of    composite have been deducted, including custody fees and
the INVESCO            other expenses normally paid by mutual funds and which
Technology             the Technology Portfolio will pay.
Composite and not
the Technology         The second column shows performance of the S&P 500 Index,
Portfolio.             an index of the stocks of approximately 500
                       large-capitalization U.S. companies. Results include
Returns do not         reinvested dividends.
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   TELECOMMUNICATIONS PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal        Current income is of secondary importance.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal strategy is to invest at
invests in             least 65% of its assets in equity securities of
                       companies engaged in the telecommunications sector. The
A company is           companies may be located in the U.S. or around the
considered part of     world.
the
telecommunications     These companies include, but are not limited to, those
sector if:             that design, develop, manufacture, distribute, or sell
                       communication services and equipment and companies that
                       are involved in supplying equipment or services to such
 . at least 50% of      companies, such as companies that offer telephone
  its gross income     service, wireless communications, satellite
  or its net sales     communications, television and movie programming,
  come from            broadcasting and Internet access.
  activities in the
  sector; or           The portfolio manager uses a bottom-up investment
                       approach, focusing on company fundamentals and growth
 . at least 50% of      prospects when selecting securities. The manager
  its assets are       emphasizes companies it believes are strongly managed
  devoted to           and will generate above-average growth rates for the
  producing            next 3 - 5 years. The portfolio manager will invest in
  revenues from the    securities it believes will rise in price faster than
  sector; or           other securities.

 . based upon other     The manager focuses on markets and industries where
  information, the     leadership is concentrated in a few companies, and
  portfolio manager    generally does not invest in slower-growing markets or
  determines that a    industries. The manager looks for market-driven
  company's primary    companies they believe have superior technology to
  business is          deliver products and services that match customer
  within the           needs.
  sector
                       The portfolio manager selects stocks based on its analysis of projected total returns for companies. The manager analyzes country specific factors that might affect stock performance or influence company valuation.

                       Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers are expected to dominate the portfolio often. The portfolio manager emphasizes investment in companies it believes are strongly managed market leaders, with a lesser weighting on smaller, faster growing companies that offer new products or services and/or are increasing their market share.

                       The manager may also invest in options and other investments whose values are based upon the values of equity securities.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Telecommunications Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

                       . industry concentration risk - since the portfolio
                         invests principally in only one industry, it is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio may invest in small companies. The market prices of smaller companies tend to rise and fall more rapidly and have larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                       . liquidity - investments in smaller companies have a
                         greater risk of being or becoming less liquid than other markets. Liquidity is the ability to sell securities at a fair price within a reasonable time.

                                                   TELECOMMUNICATIONS PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . risks of foreign investing - foreign investments may
aware of                 be riskier than U.S. investments for many reasons,
(continued)              including changes in currency exchange rates,
                         unstable political and economic conditions, a lack of
This portfolio may       adequate and timely company information, differences
invest without           in the way securities markets operate, relatively
limit in foreign         lower market liquidity, less stringent financial
securities,              reporting and accounting standards and controls, less
including emerging       secure foreign banks or securities depositories than
market countries.        those in the U.S., and foreign controls on
                         investment.

                       . emerging countries risk - investment in emerging
                         market countries (such as Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                         Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs and reduce performance.

                       [SYMBOL] -----------------------------------------------

Who manages the        Brian B. Hayward, CFA, is senior vice president of
portfolio              INVESCO. He joined the firm in 1997. Before joining
                       INVESCO he was a senior equity analyst at Mississippi
[LOGO OF INVESCO       Valley Advisors. Mr. Hayward has 15 years of investment
FUNDS APPEARS HERE]    experience, and a BA and MA from the University of
                       Missouri.

The
Telecommunications
Portfolio is
managed by INVESCO
Funds Group, Inc.
(INVESCO). You'll
find more about
INVESCO on page 73.

--------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
--------------------------------------------------------------------------------

This portfolio has     This chart does not show you the performance of the
no historical          Telecommunications Portfolio -- it shows the
performance to         performance of similar accounts managed by INVESCO.
report because it
started on January     Annual total returns and average annual total returns
2, 2001.               for the periods ending December 31, 2000

                       ---------------------------------------------------------
The chart to the                                 INVESCO
right shows the                                  Telecommunications    S&P 500
historical             Year                      Composite (%)/1/      Index (%)
performance of the     ---------------------------------------------------------
INVESCO                2000                      (26.89)               (9.11)
Telecommunications     1999                      144.09                21.04
Composite. Each of     1998                       40.99                28.58
the two mutual funds   1997                       30.29                33.36
in the composite       1996                       16.81                22.96
has investment         1995                       27.37                37.58
objectives, policies   1994/2/                     5.02                 1.53
and strategies that    1 year                    (26.89)               (9.11)
are substantially      3 years                    36.00                12.26
similar to those of    5 years                    30.80                18.35
the                    Since Inception/2/         28.74                20.10
Telecommunications     --------------------------------------------------------
Portfolio.
                      /1/  Composite results are asset weighted and calculated
The composite              on monthly basis. Quarterly and annual composite
performance shows          performance figures are computed by linking monthly
the historical             returns. Performance figures for each account are
track record of the        calculated monthly. Monthly market values include
portfolio manager          income accruals.
and is not intended
to imply how the      /2/  The inception date of the composite was August 1,
Telecommunications         1994.
Portfolio has
performed or will     The first column (after "Year") shows performance of the
perform. Total        INVESCO Telecommunications Composite after average
returns represent     advisory fees and operating expenses charged to the
past performance of   accounts in the composite have been deducted, including
the INVESCO           custody fees and other expenses normally paid by
Telecommunications    mutual funds and which the Telecommunications
Composite and not     Portfolio will pay.
the
Telecommunications    The second column shows performance of the S&P 500
Portfolio.            Index, an index of the stocks of approximately 500
                      large-capitalization U.S. companies. Results
Returns do not        include reinvested dividends.
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   MULTI-STRATEGY PORTFOLIO

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks to provide a high total return
investment goal        from a portfolio of equity and fixed income securities.
                       Total return will consist of income plus realized and unrealized capital gains and losses.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in a mix of equity and fixed income securities.

                       Equity securities, which usually make up about 60% of
A portfolio that       the portfolio, are principally the common stock of
invests in a mix of    large and medium-sized U.S. companies. The portfolio
fixed income and       may also invest in preferred stock, warrants, rights
equity securities      and fixed income securities that can be converted into
tends to be less       equity securities. Fixed income securities of any
volatile than a        credit rating, which usually make up about 40% of the
portfolio that         portfolio, are principally bonds and notes issued by
invests principally    U.S. and foreign companies and governments, and
in equities.           mortgage related securities including stripped mortgage
                       related securities.

Duration is a          The portfolio management team allocates assets among
mathematical           equity and fixed income securities using a variety of
measure of the         analytical tools, and then periodically rebalances the
average life of a      portfolio to try to increase returns and reduce risk.
bond that includes     The team will vary the percentage allocated to the two
its yield, coupon,     types of securities depending on its analysis of market
final maturity and     conditions.
call features. It's
often used to          Within the equity portion of the portfolio, the team
measure the            uses the same three-step investment process it uses for
potential              the Equity Income Portfolio. That process includes
volatility of a        research, valuation of companies using quantitative
bond's price, and      dividend analysis, and selection of individual stocks
is considered a        based on their relative valuation.
more accurate
measure than           Within the fixed income portion of the portfolio, the
maturity of a          team sets duration objectives based on the yield curve,
security's             allocates assets across a broad range of fixed income
sensitivity to         sectors, and then selects individual securities based
changes in interest    on research by a team of managers, analysts and
rates.                 traders. The average duration of the portfolio will
                       usually be within one year of the duration of the Lehman Brothers Aggregate Bond Index. The index had an average duration of 5.00 years on March 31, 2000.

                       The team may use options, futures contracts and other techniques to try to increase returns or to try to hedge changes in interest rates. The team may also use derivatives to hedge against changes in currency exchange rates.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Multi-Strategy Portfolio invests in a mix of equity
aware of               and fixed income securities. While equities may offer
                       the potential for greater long-term growth than most
                       fixed income securities, they generally have higher
This portfolio may     volatility. Fixed income securities are affected
invest up to 10% of    primarily by the financial condition of the company
its assets in          that has issued it, and changes in interest rates. The
foreign fixed          portfolio may be affected by the following risks, among
income securities.     others:

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio invests in large and medium-sized companies, which tend to have less volatile prices than smaller companies. The portfolio may, however, invest in smaller companies.

                       . changes in interest rates - the portfolio's fixed
                         income investments may make it sensitive to changes in interest rates. The value of the portfolio may fall when interest rates rise.

                       . credit risk - the portfolio could lose money if the
                         issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt.

                                                       MULTI-STRATEGY PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . risks of foreign investing - foreign investments may
aware of                 be riskier than U.S. investments for many reasons,
(continued)              including changes in currency exchange rates,
                         unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . risks of using derivatives - this portfolio may use
                         index options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . short-term trading - the portfolio can engage in
                         short-term trading, which could result in higher trading costs.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/

The bar chart shows    [GRAPH OF MULTI-STRATEGY PORTFOLIO APPEARS HERE]
how the portfolio's
performance has         91     92    93     94      95
varied over the        -----  ----  ----  ------  -----
past 10 years.         24.03  5.57  9.25  (1.50)  25.25

The table below the     96     97     98     99    00
bar chart compares     -----  -----  -----  ----  ----
the portfolio's        12.56  19.62  18.17  7.04    0
performance with
the Standard &         Best and worst quarterly performance during this
Poor's 500             period:
Composite Stock
Price Index, an            quarter     :       %;     quarter     :      %
index of the stocks
of approximately       Average annual total return
500 large-             as of December 31, 2000       1 year 5 years 10 years
capitalization U.S.    -----------------------------------------------------
companies, and the
Lehman Brothers        Multi-Strategy Portfolio/1/
Aggregate Bond         Lehman Brothers Aggregate Bond Index
Index, an index of     Standard & Poor's 500 Composite Stock Price Index
fixed income
securities.            /1/ J.P. Morgan Investment Management Inc. began
                           managing the portfolio on January 1, 1994, and some
Returns do not             investment policies changed at that time. Another
reflect fees and           firm managed the portfolio before that date.
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] -----------------------------------------------

Who manages the        Henry Cavanna, managing director, is a senior equity
portfolio              portfolio manager in the U.S. equity and balanced
                       accounts group. He joined J.P. Morgan in 1971 and his
[LOGO OF J.P.          first assignment was in pension administration. He
MORGAN APPEARS         began managing the Multi-Strategy Portfolio in 1997. He
HERE]                  has a BA from Boston College and an LLB from the
                       University of Pennsylvania.

The Multi-Strategy     Jay A. Gladieux, vice president, is a portfolio manager
Portfolio is           in the U.S. Fixed Income Group. He has been a J.P.
managed by a team      Morgan employee for the past three years, concentrating
of portfolio           on broad market strategies. Prior to that, Mr. Gladieux
managers at            spent 15 years at Morgan Stanley & Co., of which, the
J.P. Morgan            last 13 years were in the fixed income division
Investment             focusing on the mortgage, derivative, and non-dollar
Management Inc.        businesses, including a three-year assignment in Tokyo.
You'll find more       He also has experience managing the corporate treasury
about J.P. Morgan      function for an international energy company and a
on page 73.            shipping company. Mr. Gladieux has a bachelor's degree
                       from Allegheny College, and an MBA from the University of California, Berkeley.

                       Peggy Adams, vice president, is a portfolio manager in the U.S. equity and balanced accounts group. She joined J.P. Morgan in 1989 and has had assignments in corporate finance, risk arbitrage, and institutional equity sales. She holds a BA from Brown University and an MBA from the Yale School of Management.

ABOUT THE PORTFOLIOS   EQUITY INCOME PORTFOLIO

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital and
investment goal        income.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in common stocks of large and medium-sized U.S.
                       companies, but it may invest in small companies or in companies located outside the U.S. that are listed on a U.S. stock exchange.

The portfolio          The portfolio is managed by a team of portfolio
manager tries to       managers who maintain industry sector weightings that
achieve gross          are similar to those of the Standard & Poor's 500
income of 75% of       Composite Stock Price Index. The team moderately
the dividend income    underweights or overweights sectors when it believes
generated on the       this will enhance performance.
stocks included in
the Standard and       The team chooses companies to invest in within these
Poor's 500             industry sectors using a three-step process:
Composite Stock
Price Index. When      Research - the team looks at company prospects over the
selecting stocks,      short term as well as over a relatively long period -
however, the           often as much as five years - to gain insight into a
manager puts more      company's real growth potential.
emphasis on the
potential for          Valuation - the team ranks the companies in each
capital                industry group according to their relative value using
appreciation than      quantitative earnings, cash flow and dividend analysis
on current             and forecasts. The more the team's estimated worth of a
dividends.             company exceeds the current market price of its stock,
                       the more undervalued it considers the company.

                       Stock selection - using the research and valuation rankings as a guide, the team buys stocks that are undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the team considers a number of other criteria, including:

                       . events that could trigger a rise in a stock's price

                       . high potential reward compared with potential risk

                       . temporary mispricings caused by market overreactions.

                       The portfolio invests principally in dividend-paying common stock. It may also invest in other equity securities like non-dividend-paying common stock and preferred stock, and in fixed income securities that can be converted into equity securities.

                       The portfolio may invest in index options, stock index futures and other techniques to try to increase returns, to try to gain access to a market or as a substitute for buying the securities in the index.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Equity Income Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. The portfolio manager tries to control price volatility by investing in many different companies in a wide range of industries.

                                                        EQUITY INCOME PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . risks of using derivatives - this portfolio may use
aware of                 options, futures contracts and other investment
(continued)              techniques to help it achieve its investment goal.
                         There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/

The bar chart shows    [GRAPH OF EQUITY INCOME PORTFOLIO APPEARS HERE]
how the portfolio's
performance has         91     92    93     94      95
varied over the        -----  ----  ----  ------  -----
past 10 years.         31.42  5.36  8.29  (0.28)  31.66

The table below the     96     97     98     99     00
bar chart compares     -----  -----  -----  -----  ----
the portfolio's        19.43  28.60  24.18  13.26    0
performance with
the Standard &         Best and worst quarterly performance during this
Poor's 500             period:
Composite Stock
Price Index, an            quarter     :      %;     quarter     :     %
index of the stocks
of approximately       Average annual total return
500 large-             as of December 31, 2000        1 year 5 years 10 years
capitalization U.S.    ------------------------------------------------------
companies.             Equity Income Portfolio/1/
                       Standard & Poor's 500 Composite
Returns do not          Stock Price Index
reflect fees and
expenses associated    /1/ J.P. Morgan Investment Management Inc. began
with any variable          managing the portfolio on January 1, 1994, and some
annuity contract or        investment policies changed at that time. Another
variable life              firm managed the portfolio before that date.
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] -----------------------------------------------

Who manages the        Henry Cavanna, managing director, is a senior equity
portfolio              portfolio manager in the U.S. equity and balanced
                       accounts group. He joined J.P. Morgan in 1971 and his
[LOGO OF J.P.          first assignment was in pension administration. He
MORGAN INVESTMENT]     began managing the Equity Income Portfolio in 1997, and
                       has a BA from Boston College and an LLB from the
                       University of Pennsylvania.
The Equity Income
Portfolio is           Peggy Adams, vice president, is a portfolio manager in
managed by a team      the U.S. equity and balanced accounts group. She joined
of portfolio           J.P. Morgan in 1989 and has had assignments in
managers at            corporate finance, risk arbitrage, and institutional
J.P. Morgan            equity sales. She holds a BA from Brown University and
Investment             an MBA from the Yale School of Management.
Management Inc.
You'll find more
about J.P. Morgan
on page 73.

ABOUT THE PORTFOLIOS   STRATEGIC VALUE PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This Portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] -----------------------------------------------

What the portfolio     The portfolio invests primarily in domestic and foreign
invests in             equity securities, (which may include preferred stocks,
                       common stocks, warrants and securities convertible into
A P/E ratio is the     common or preferred stocks) with the potential for
relationship           long-term growth of capital using a "value" approach.
between the price
of a stock and its     The approach emphasizes investments in companies that
earnings per share.    the portfolio manager believes are undervalued relative
This figure is         to their intrinsic worth. The portfolio manager
determined by          measures value as a function of price/earnings (P/E)
dividing a stock's     ratios and price/free cash flow.
market price by the
company's earnings     The portfolio manager will typically seek attractively
per share amount.      valued companies that are improving their free cash
Price/free cash        flow and improving their returns on invested capital.
flow is the            These companies may also include special situations
relationship           companies that are experiencing management changes
between the price      and/or are temporarily out of favor.
of the stock and
the company's          The portfolio manager applies a "bottom-up" approach in
available cash from    choosing investments. In other words, he looks for
operations minus       companies with earnings growth potential that may not
capital                be recognized by the market at large. If the portfolio
expenditures.          manager is unable to find such investments, a
                       significant portion of the Portfolio's assets may be in
This portfolio         cash or similar investments.
invests in high
yield or "junk"        Foreign securities are generally selected on a stock-
bonds, which are       by-stock basis without regard to any defined allocation
given a low credit     among countries or geographic regions. However, certain
rating by Moody's      factors such as expected levels of inflation,
(Ba and lower), or     government policies influencing business conditions,
Standard & Poor's      the outlook for currency relationships, and prospects
(BB and lower), or     for economic growth among countries, regions or
have not been          geographic areas may warrant greater consideration in
rated, but are of      selecting foreign securities. There are no limitations
comparable quality.    on the countries in which the Portfolio may invest and
High yield bonds       the Portfolio may at times have significant foreign
are considered to      exposure.
be mostly
speculative in         The Portfolio may also invest in debt securities and
nature.                indexed/structured securities, purchase securities on a
                       when-issued, delayed delivery or forward commitment basis, and purchase high-yield ("junk") bonds.

                       The portfolio manager may use options, futures and other techniques to try to increase returns or to try to hedge against changes in interest rates or market declines. The manager may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Strategic Value Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

                       . non-diversified - the portfolio is considered "non-
                         diversified" because it may invest in securities of a fewer number of issuers than other portfolios. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments.

                                                      STRATEGIC VALUE PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . price volatility - the value of the portfolio changes
aware of                 as the prices of its investments go up or down. This
(continued)              portfolio may invest in small and medium-sized
                         companies, which may be more susceptible to greater
This Portfolio may       price swings than larger companies because they may
invest without           have fewer financial resources, limited product and
limit in foreign         market diversification and many are dependent on a
equity and debt          few key managers.
securities and may
invest up to 35% of    . risks of foreign investing - foreign investments may
its assets in high-      be riskier than U.S. investments for many reasons,
yield or "junk"          including changes in currency exchange rates,
bonds.                   unstable political and economic conditions, a lack of
                         adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . credit risk - the portfolio could lose money if the
                         issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. This portfolio may be subject to more credit risk than certain other portfolios, because it invests in high yield or "junk" bonds. The value of the portfolio may fall when interest rates rise.

                       . changes in interest rates - the value of the
                         portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities with intermediate and long terms to maturity.

                       . inability to sell securities - high-yield/high-risk
                         bonds may be less liquid than higher quality investments. The portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] -----------------------------------------------

Who manages the        David Decker, CFA, vice president of Janus Capital
portfolio              Corporation, joined Janus in 1992, and is portfolio
                       manager and executive vice president of Janus Special
[LOGO OF JANUS         Situations Fund, Janus Strategic Value Fund and Janus
APPEARS HERE]          Aspen Series Strategic Value Portfolio. He also manages
                       private accounts with a similar strategic value
                       strategy as well as other institutional funds. Mr.
The Strategic Value    Decker is an assistant portfolio manager of Janus Fund
Portfolio is           and Janus Aspen Series Growth Portfolio. He graduated
managed by Janus       cum laude from Tufts University with a bachelor's
Capital Corporation    degree in economics and political science and obtained
(Janus). You'll        an MBA in finance from the Fuqua School of Business at
find more about        Duke University.
Janus on page 73.

ABOUT THE PORTFOLIOS   GROWTH LT PORTFOLIO

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital in a
investment goal        manner consistent with the preservation of capital.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in a large number of companies of any size, from
                       small emerging growth to well established companies. It principally invests in common stock.

This portfolio may     The portfolio manager looks for companies that have
invest some of its     high potential for earnings growth that may not be
assets in foreign      recognized by other investors. The portfolio manager
companies.             generally does not limit security selection to any
Investing globally     industry sector or use other defined selection
offers greater         procedures. The realization of income is not a
diversification        significant factor in considering portfolio securities.
because the            Before investing in a company, the portfolio manager
portfolio can take     may consider:
advantage of
investment             . how much demand there is for the company's products
opportunities that       and services
are not available
in the U.S.            . how the company is positioned against its competitors

                       . the regulatory environment in which the company
                         operates.

                       When selecting companies located outside the U.S., the portfolio manager may also consider:

                       . expected levels of inflation

                       . government policies influencing business conditions

                       . the outlook for currency relationships

                       . prospects for relative economic growth among
                         countries, regions or geographic areas.

                       The portfolio may also invest in fixed income securities, including lower-rated "junk" bonds.

                       The portfolio manager may use options, futures and other techniques to try to increase returns or to try to hedge against changes in interest rates or market declines. The manager may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates.

                       The portfolio may invest in U.S. government securities, higher-quality corporate fixed income securities, money market instruments or repurchase agreements if the manager believes they have growth potential or cannot find equity investments that meet investment criteria.


                       [SYMBOL] -----------------------------------------------

Risks you should be    The Growth LT Portfolio principally invests in equity
aware of               securities, which may go up or down in value, sometimes
                       rapidly and unpredictably. While equities may offer the
This portfolio may     potential for greater long-term growth than most fixed
invest up to:          income securities, they generally have higher
 . 10% of its assets    volatility. The portfolio may also be affected by the
  in lower-rated,      following risks, among others:
  high-yield
  ("junk") bonds       . price volatility - the value of the portfolio changes
 . 25% of its assets      as the prices of its investments go up or down. This
  in foreign             portfolio invests in companies that the portfolio
  investments            manager believes have the potential for rapid growth,
                         which may give the portfolio a higher risk of price volatility than a portfolio that invests in equities that are "undervalued," for example.

                                                            GROWTH LT PORTFOLIO

                       [SYMBOL] ------------------------------------------------

Risks you should be    This portfolio may also invest in small and medium-
aware of               sized companies, which may be more susceptible to
(continued)            greater price swings than larger companies because they
                       may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] ------------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/

The bar chart shows    [GRAPH OF GROWTH LT PORTFOLIO APPEARS HERE]
how the portfolio's
performance has         94     95     96     97     98     99    00
varied since its       -----  -----  -----  -----  -----  ----- ----
inception.             13.25  36.75  17.87  10.96  58.29  98.08   0

The table below the    Best and worst quarterly performance during this
bar chart compares     period:
the portfolio's
performance with           quarter     :      %;     quarter     :       %
the Russell 2500
Index, an index of     Average annual
2,500 U.S. mid-cap     total return as of                   Since inception
companies, and the     December 31, 2000     1 year 5 years (January 4, 1994)/2/
Standard & Poor's      ---------------------------------------------------------
500 Composite Stock    Growth LT
Price Index, an        Portfolio
index of the stocks    Standard & Poor's 500
of approximately       Composite Stock Price
500 large-             Index
capitalization U.S.    Russell 2500 Index
companies.
                       /1/ Total return for 1994 is for the period from
Returns do not             January 4, 1994 (commencement of operations) to
reflect fees and           December 31, 1994.
expenses associated    /2/ Portfolio total return calculated from inception
with any variable          date through end of period. Index total returns
annuity contract or        calculated from January 1, 1994 through end of
variable life              period.
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] ------------------------------------------------

Who manages the        Warren Lammert, III, CFA, vice president of Janus
portfolio              Capital Corporation, joined Janus in 1987 and is
                       portfolio manager and executive vice president of Janus
[LOGO OF JANUS         Mercury Fund and executive vice president of Janus
APPEARS HERE]          Investment Fund. He has also been the portfolio manager
                       of various growth-oriented accounts since 1991. He has
                       a BA in economics from Yale University and an MA in
The Growth LT          economic history (with distinction) from the London
Portfolio is           School of Economics.
managed by Janus
Capital
Corporation. You'll
find more about
Janus on page 73.

ABOUT THE PORTFOLIOS   FOCUSED 30 PORTFOLIO


                       This Portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This Portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] -----------------------------------------------

What the portfolio     The portfolio's principal investment strategy is to
invests in             invest primarily in domestic and foreign equity
                       securities (including common stock, preferred stock,
                       warrants, and securities convertible into common or
This portfolio         preferred stock) selected for their growth potential.
invests in high        The Portfolio may invest in companies of any size, from
yield or "junk"        larger, well-established companies to smaller, emerging
bonds, which are       growth companies. Securities are generally selected on
given a low credit     a stock-by-stock basis without regard to any defined
rating by Moody's      allocation among countries or geographic regions. The
(Ba and lower), or     portfolio normally concentrates its investments in a
Standard & Poor's      core group of 20-30 common stocks.
(BB and lower), or
have not been          The portfolio manager applies a "bottom up" approach in
rated, but are of      choosing investments. In other words, he looks for
comparable quality.    companies with earnings growth potential that may not
High yield bonds       be recognized by the market at large. If the portfolio
are considered to      manager is unable to find such investments, a
be mostly              significant portion of the portfolio's assets may be in
speculative in         cash or similar investments.
nature.
                       Realization of income is not a significant consideration when choosing investments for the portfolio. Income realized on the portfolio's investments will be incidental to its objective.

                       Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the portfolio may invest and the portfolio may at times have significant foreign exposure.

                       The portfolio may also purchase securities on a when-issued, delayed delivery or forward commitment basis, and purchase high-yield ("junk") bonds.

                       The portfolio manager may use options, futures and other techniques to try to increase returns or to try to hedge against changes in interest rates or market declines. The manager may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Focused 30 Portfolio principally invests in equity
aware of               securities, which may go up or down in value, sometimes
                       rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

                       . non-diversified - the portfolio is considered "non-
                         diversified" because it may invest in securities of a fewer number of issuers than other portfolios. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments.

                                                           FOCUSED 30 PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . price volatility - the value of the portfolio changes
aware of                 as the prices of its investments go up or down. This
(continued)              portfolio invests in companies that the portfolio
                         manager believes have the potential for rapid growth,
This portfolio may       which may give the portfolio a higher risk of price
invest without           volatility than a portfolio that invests in equities
limit in foreign         that are "undervalued," for example. This portfolio
equity and debt          may invest in small and medium-sized companies, which
securities and may       may be more susceptible to greater price swings than
invest up to 35% of      larger companies because they may have fewer
its assets in high-      financial resources, limited product and market
yield or "junk"          diversification and many are dependent on a few key
bonds.                   managers.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . credit risk - the portfolio could lose money if the
                         issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. This portfolio may be subject to more credit risk than certain other portfolios, because it invests in high-yield or "junk" bonds. This is especially true during periods of economic uncertainty or economic downturns.

                       . changes in interest rates - the value of the
                         portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities.

                       . inability to sell securities - high yield bonds may
                         be less liquid than higher quality investments. The portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] -----------------------------------------------

Who manages the        Ron Sachs, CFA, joined Janus in 1996, and is the
portfolio              portfolio manager and executive vice president of Janus
                       Orion Fund, and assistant portfolio manager of Janus
[LOGO OF JANUS         Enterprise Fund and Janus Aspen Series Aggressive
APPEARS HERE]          Growth Portfolio. He also manages private accounts with
                       a similar aggressive growth strategy. He graduated cum
                       laude from Princeton with a bachelor's degree in
The Focused 30         economics and obtained his law degree from the
Portfolio is           University of Michigan.
managed by Janus
Capital Corporation
(Janus). You'll
find more about
Janus on page 73.

ABOUT THE PORTFOLIOS   MID-CAP VALUE PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks capital appreciation.
investment goal
                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest at least 80% of its assets in the common stocks
                       of medium-sized U.S. companies in the range of the
A company's            Russell Midcap Index that are believed to be
"capitalization" is    undervalued based on their return on total capital or
a measure of its       equity. The Russell Midcap Index is composed of
size.                  selected common stocks of medium-sized U.S. companies.
Capitalization is
calculated by          The portfolio management team determines a company's
multiplying the        value by comparing its share price with its return on
current share price    total capital or equity. Companies are considered
by the number of       undervalued when their share price is lower than their
shares held by         estimated worth or growth prospects.
investors.

Selling short is       The portfolio management team attempts to identify
the opposite of a      undervalued securities using traditional measures of
typical stock          value, including low price to earnings ratio, high
market transaction.    yield, unrecognized assets, potential for management
Instead of buying a    change and the potential to improve profitability. The
stock and then         team's global investment specialists apply both
selling it -           quantitative and qualitative analysis to securities
hopefully at a         selection. The team focuses on individual stock
higher price - you     selection rather than on forecasting stock market
sell the stock         trends.
first, and then buy
it, hopefully at a     The team may also invest in equity securities of larger
lower price. In a      capitalization companies, investment grade fixed income
short sale, you        securities, and foreign equity and fixed income
normally borrow the    securities.
stock you're
selling.
                       It may use borrowed money to make investments, which may include short selling securities it doesn't own.
                       The portfolio manager may use options, futures contracts and other techniques to try to increase returns or to try to hedge against changes in interest rates. The manager may also use derivatives to hedge against changes in currency exchange rates.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Mid-Cap Value Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of the investments it holds go up or down. This portfolio invests in medium-sized companies, which are more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 15% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign                  unstable political and economic conditions, a lack of
investments.             adequate and timely company information, differences
                         in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                        MID-CAP VALUE PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . risks of using derivatives - this portfolio may use
aware of                 options, futures contracts and other investment
(continued)              techniques to help it achieve its investment goal.
                         There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . risks of leveraging - leveraging, or using borrowed
                         money to buy securities, can magnify the gain - and the loss - on the security. The portfolio will be charged interest on any money it borrows. The lender will have priority over shareholders against the portfolio's assets.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/

The bar chart shows    [GRAPH OF MID-CAP VALUE PORTFOLIO APPEARS HERE]
how the portfolio's
performance has
varied since its        99   00
inception.             ---- ----
                       5.22   0
The table below the
bar chart compares     Best and worst quarterly performance during this
the portfolio's        period:
performance with
the Russell Midcap          quarter     :      %;     quarter     :        %
Index, an index of
800 of the smallest    Average annual total return          Since inception
companies in the       as of December 31, 2000       1 year (January 4, 1999)/2/
Russell 1000 Index.    ---------------------------------------------------------
                       Mid-Cap Value Portfolio/1/
                       Russell Midcap Index
Returns do not
reflect fees and       /1/ Total return for 1999 is for the period from
expenses associated        January 4, 1999 (commencement of operations) to
with any variable          December 31, 1999.
annuity contract or    /2/ Portfolio total return calculated from inception
variable life              date through end of period. Index total returns
insurance policy,          calculated from January 1, 1999 through end of
and would be lower         period.
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] -----------------------------------------------

Who manages the        Herbert W. Gullquist, chief investment officer of
portfolio              Lazard and a vice chairman and managing director of
                       Lazard Freres & Co. LLC, is responsible for ensuring
                       that all investment activity follows Lazard's
[LOGO OF LAZARD        investment philosophy and guidelines. He has managed
ASSET MANAGEMENT       the Mid-Cap Value Portfolio since it started on January
APPEARS HERE]          4, 1999. He has 38 years of investment management
                       experience. Before joining Lazard in 1982, Mr.
                       Gullquist was a general partner of Oppenheimer &
The Mid-Cap Value      Company Inc. and a managing director and the chief
Portfolio is           investment officer of Oppenheimer Capital Corp. He has
managed by a team      a BA from Northwestern University.
of portfolio
managers at Lazard     Andrew Lacey, portfolio manager/analyst of Lazard is
Asset Management.      responsible for overseeing the U.S. mid-cap equity
You'll find more       investment teams. Prior to becoming a full time member
about Lazard on        of Lazard's equity team in 1996, Mr. Lacey served as an
page 74.               intern at Lazard from 1995 to 1996 while attaining his
                       business degree from Columbia University. He has a BA from Wesleyan University.

ABOUT THE PORTFOLIOS   INTERNATIONAL VALUE PORTFOLIO

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term capital appreciation
investment goal        primarily through investment in equity securities of
                       corporations domiciled in countries with developed economies and markets other than the United States.
                       Current income from dividends and interest will not be an important consideration.

                       [SYMBOL] -----------------------------------------------

What the portfolio     The Portfolio invests primarily in equity securities,
invests in             principally American Depository Receipts (ADRs) and
                       common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies represented in the Morgan Stanley Capital International
                       (MSCI) Europe, Australasia and Far East Index that
                       Lazard believes are undervalued based on their earnings, cash flow or asset values.

                       The Portfolio will normally invest at least 80% of its total assets in equity securities of companies located in at least three different foreign countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on Lazard's judgment and its analysis of market conditions. However, Lazard currently intends to invest the Portfolio's assets primarily in companies based in developed markets. The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions. The portfolio manager may sell a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of Lazard's expectations.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The International Value Portfolio principally invests
aware of               in equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may
This portfolio may     offer the potential for greater long-term growth than
invest up to 15% of    most fixed income securities, they generally have
its assets in          higher volatility. The portfolio may be affected by the
emerging market        following risks, among others:
countries.
                       . price volatility - the value of the portfolio changes
                         as the prices of the investments it holds go up or down. Small-cap and mid-cap companies may be more susceptible to larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate or timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . emerging countries risk - investment in emerging
                         market countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

                         Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                                                  INTERNATIONAL VALUE PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . risks of using derivatives - this portfolio may
aware of                 invest in foreign currency transactions, forward
(continued)              foreign currency contracts or options, index options,
                         futures and other investment techniques to help it achieve its investment goals. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/

The bar chart shows    [GRAPH OF INTERNATIONAL VALUE PORTFOLIO APPEARS HERE]
how the portfolio's
performance has         91      92     93     94    95
varied over the        -----  ------  -----  ----  -----
past 10 years.         10.92  (9.78)  30.02  3.01  10.56

The table below the     96      97     98     99    00
bar chart compares     -----  ------  ----   ----- -----
the portfolio's        21.89   9.28   5.60   22.82   0
performance with
the Morgan Stanley
Capital                Best and worst quarterly performance during this
International          period:
Europe,
Australasia, Far           quarter     :      %;     quarter     :      %
East Index (MSCI
EAFE Index), an        Average annual total return
index of stocks        as of December 31, 2000           1 year 5 years 10 years
from 21 countries      ---------------------------------------------------------
in Europe,             International Value Portfolio/1/
Australia,             MSCI EAFE Index
New Zealand and
Asia.                  /1/ Lazard Asset Management began managing this
                           portfolio on January 1, 2001. Other firms managed
Returns do not             the portfolio before that date.
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] -----------------------------------------------

Who manages the        Herbert W. Gullquist is vice chairman, managing
portfolio              director and chief investment officer of Lazard Asset
                       Management. He joined Lazard in 1982. Before joining
[LOGO OF LAZARD        Lazard he was a general partner of Oppenheimer &
APPEARS HERE]          Company Inc. and a managing director and the chief
                       investment officer of Oppenheimer Capital Corp. Mr.
                       Gullquist has 39 years of investment experience and a
The International      BA from Northwestern University.
Value Portfolio is
managed by Lazard      John R. Reinsberg is a managing director of Lazard LLC.
Asset Management       He joined Lazard in 1991. Before joining Lazard he was
(Lazard). You'll       an executive vice president with General Electric
find more about        Investment Corporation. Mr. Reinsberg has 19 years of
Lazard on page 74.     investment experience, a BA from the University of
                       Pennsylvania and an MBA from Columbia University.

ABOUT THE PORTFOLIOS   CAPITAL OPPORTUNITIES PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest at least 65% of its total assets in common
                       stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio capital appreciation focuses on companies which the portfolio manager believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

                       The portfolio manager uses a bottom-up, as opposed to a top-down, investment style in managing this portfolio. This means that securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management abilities) performed by the portfolio manager, with input from its large team of equity research analysts.

                       The portfolio may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

                       The portfolio may engage in active and frequent trading to achieve its principal investment strategies.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Capital Opportunities Portfolio principally invests
aware of               in equity securities, which may go up or down in value
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio invests in companies that the team thinks have the potential for above average growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests principally in equities that are "undervalued." Small emerging growth companies may be more susceptible to larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 35% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign securities,      unstable political and economic conditions, a lack of
including those of       adequate and timely company information, differences
emerging market          in the way securities markets operate, relatively
countries.               lower market liquidity, less stringent financial
                         reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . emerging countries risk - investment in emerging
                         market countries (such as Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                         Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                                                CAPITAL OPPORTUNITIES PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . risks of using derivatives - this portfolio may use
aware of                 index options and other investment techniques to help
(continued)              it achieve its investment goal. There's always a risk
                         that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] -----------------------------------------------

Who manages the        Maura A. Shaughnessy, CFA, is a senior vice president
portfolio              of MFS and has been employed in the investment
                       management area of MFS since 1991. Before joining MFS,
[LOGO OF MFS           Ms. Shaughnessy was an analyst at Harvard Management
APPEARS HERE]          Co. She has a BS from Colby College and an MBA from
                       Dartmouth College.

The Capital
Opportunities
Portfolio is
managed by MFS
Investment
Management (MFS).
You'll find more
about MFS on page
74.

--------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
--------------------------------------------------------------------------------

This portfolio has     This chart does not show you the performance of the
no historical          Capital Opportunities Portfolio -- it shows the
performance to         performance of similar accounts managed by MFS.
report because it
started on January
2, 2001.               Annual total returns and average annual total returns
                       for the periods ending December 31, 2000

The chart to the       -------------------------------------------------------
right shows the                           MFS Capital
historical                                Opportunities              S&P 500
performance of the     Year               Composite (%)              Index (%)
MFS Capital            -------------------------------------------------------
Opportunities          2000               (4.90)                     (9.11)
Composite,             1999               48.40                      21.04
calculated             1998               27.67                      28.58
according to the       1997               27.17                      33.36
standards set by       1996               17.32                      22.96
the Association for    1995               45.06                      37.58
Investment             1994               (1.87)                      1.32
Management and         1993               26.13                      10.08
Research (AIMR).       1992               18.90                       7.62
Each of the five       1991               24.86                      30.47
advisory accounts      1 year             (4.90)                     (9.11)
in the composite,      5 years            21.87                      18.35
including two          10 years           21.76                      17.46
mutual funds, has      -------------------------------------------------------
investment
objectives,            The results shown above are a composite of actual
policies and           performance for five advisory accounts, including two
strategies that are    mutual funds, calculated according to the standards set
substantially          by AIMR. Three of the accounts in the composite were
similar to those of    not subject to the investment limitations,
the Capital            diversification requirements and other restrictions of
Opportunities          the Investment Company Act of 1940 or Subchapter M of
Portfolio.             the Internal Revenue Code, which, if imposed, could
                       have adversely affected the performance.
The composite
performance shows
the historical         The first column (after "Year") shows performance of
track record of the    the MFS Capital Opportunities Composite after average
portfolio manager      advisory fees and operating expenses charged to the
and is not intended    accounts in the composite have been deducted. The fees
to imply how the       and expenses of the composite include investment
Capital                advisory fees, but, for the accounts other than the
Opportunities          mutual funds, do not include custody fees or other
Portfolio has          expenses normally paid by mutual funds and which the
performed or will      Capital Opportunities Portfolio will pay. If these were
perform. Total         included, returns would be lower.
returns represent
past performance of    The second column shows performance of the S&P 500
the MFS Capital        Index, an index of the stocks of approximately 500
Opportunities          large-capitalization U.S. companies. Results include
Composite and not      reinvested dividends.
the Capital
Opportunities
Portfolio.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   MID-CAP GROWTH PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest at least 65% of its total assets in common
                       stocks and related securities, such as preferred
A company's            stocks, convertible securities and depositary receipts
"capitalization" is    for those securities, of companies with medium market
a measure of its       capitalizations which the portfolio manager believes
size.                  have above-average growth potential.
Capitalization is
calculated by          Medium market capitalization companies are companies
multiplying the        with market capitalizations equaling or exceeding $250
current share price    million but not exceeding the top of the Russell Midcap
by the number of       Growth Index range at the time of the investment.
shares held by         Companies whose market capitalizations fall below $250
investors.             million or exceed the top of that index range after
                       purchase continue to be considered medium-
The Russell Midcap     capitalization companies for purposes of the
Growth Index is a      portfolio's 65% investment policy. The portfolio's
widely recognized,     investments may include securities listed on a
unmanaged index of     securities exchange or traded in the over-the-counter
mid-cap common         markets.
stock prices. As of
June 30, 2000, the     The portfolio manager uses a bottom-up, as opposed to a
top of this Russell    top-down, investment style in managing this portfolio.
Index range was        This means that securities are selected based upon
11.2 billion.          fundamental analysis (such as an analysis of earnings,
                       cash flows, competitive position and management's abilities) performed by the portfolio manager, with input from its team of equity research analysts.

                       The portfolio may invest in foreign securities (including emerging market securities) through which it may have exposure to foreign currencies. The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment policies.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Mid-Cap Growth Portfolio principally invests in
aware of               equity securities, which may go up or down in value
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

                       . non-diversified - the portfolio is considered "non-
                         diversified" because it may invest in securities of a fewer number of issuers than other portfolios. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments.

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio invests in companies that the team thinks have the potential for above average growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests principally in equities that are "undervalued." Investment in medium capitalization companies may be riskier and more volatile than investment in companies with larger market capitalizations.

                         Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 20% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign securities,      unstable political and economic conditions, a lack of
including those of       adequate and timely company information, differences
emerging market          in the way securities markets operate, relatively
countries.               lower market liquidity, less stringent financial
                         reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                       MID-CAP GROWTH PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . emerging countries risk - investment in emerging
aware of                 market countries (such as Latin America, Asia, Middle
(continued)              East, Eastern Europe and Africa) may be riskier than
                         in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                         Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] -----------------------------------------------

Who manages the        Mark Regan is a senior vice president of MFS and has
portfolio              been employed in the investment management area of MFS
                       since 1989. Before joining MFS, Mr. Regan was a
[LOGO OF MFS           research analyst for Eaton Vance Corp. He has a BS from
APPEARS HERE]          Cornell University and an MS from Massachusetts
                       Institute of Technology.

The Mid-Cap Growth     David E. Sette-Ducati is a vice president of MFS. Mr.
Portfolio is           Sette-Ducati has been employed in the investment
managed by MFS         management area of MFS since 1995. Before joining MFS,
Investment             Mr. Sette-Ducati was an analyst with Lehman Brothers
Management (MFS).      Inc. and an associate with Nicoletti & Company. He has
You'll find more       a BA from Williams College and an MBA from Dartmouth
about MFS on page      College.
74.
--------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
--------------------------------------------------------------------------------

This portfolio has     This chart does not show you the performance of the
no historical          Mid-Cap Growth Portfolio -- it shows the performance of
performance to         similar accounts managed by MFS.
report because it
started on January     Annual total returns and average annual total returns
2, 2001.               for the periods ending December 31, 2000

The chart to the       --------------------------------------------------------
right shows the                                MFS Mid-Cap
historical                                     Growth            Russell Midcap
performance of the     Year                    Composite (%)     Growth (%)
MFS Mid-Cap Growth     --------------------------------------------------------
Composite,             2000                     8.92            (11.75)
calculated             1999                    74.98             51.29
according to the       1998                    20.26             17.86
standards set by       1997                    24.84             22.54
the Association for    1996                    10.95             17.48
Investment             1995                    41.64             33.98
Management and         1994/1/                 (3.16)            (1.39)
Research (AIMR).       1 year                   8.92            (11.75)
Each of the 21         3 years                 31.85             16.32
advisory accounts      5 years                 25.99             17.77
in the composite,      Since Inception/1/      26.54             19.17
including one          --------------------------------------------------------
mutual fund, has
investment             /1/ The inception date of the composite was October 1,
objectives,                1994.
policies and
strategies that        The results shown above are a composite of actual
are substantially      performance for 21 advisory accounts, including one
similar to those of    mutual fund account, calculated according to the
the Mid-Cap Growth     standards set by AIMR. Twenty of the accounts in the
Portfolio.             composite were not subject to the investment limitations,
                       diversification requirements and other restrictions of
The composite          the Investment Company Act of 1940 or Subchapter M of
performance shows      the Internal Revenue Code, which, if imposed, could
the historical         have adversely affected the performance.
track record of the
portfolio manager      The first column (after "Year") shows performance of
and is not intended    the MFS Mid-Cap Growth Composite after average advisory
to imply how the       fees and operating expenses charged to the accounts in
Mid-Cap Growth         the composite have been deducted. The fees and expenses
Portfolio has          of the composite include investment advisory fees, but,
performed or will      for the accounts other than the mutual fund, do not
perform. Total         include custody fees or other expenses normally paid by
returns represent      mutual funds and which the Mid-Cap Growth Portfolio
past performance of    will pay. If these were included, returns would be
the MFS MidCap         lower.
Growth Composite
and not the Mid-Cap    The second column shows performance of the Russell
Growth Portfolio.      Midcap Growth Index, an index consisting of 800 of the
                       smallest companies in the Russell 1000 Index. Results
Returns do not         include reinvested dividends.
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   GLOBAL GROWTH PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal
                       [SYMBOL] -----------------------------------------------

What the portfolio     The Portfolio's principal investment strategy is to
invests in             invest, under normal market conditions, at least 65% of
                       its total assets in common stocks and related equity
Foreign growth         securities, such as preferred stock, convertible
companies are          securities and depositary receipts, of companies in
companies located      three distinct market sectors:
in more developed
securities markets     . U.S. emerging growth companies that the portfolio
(such as Australia,      manager believes are either early in their life cycle
Canada, Japan, New       but which have the potential to become major
Zealand and Western      enterprises, or are major enterprises whose rates of
European                 earnings growth are expected to accelerate because of
countries).              special factors, such as rejuvenated management, new
                         products, changes in consumer demand, or basic
Emerging market          changes in the economic environment.
countries are
typically less         . Foreign growth companies that the Portfolio Manager
developed                believes have favorable growth prospects and
economically than        attractive valuations based on current and expected
industrialized           earnings and cash flow. The Portfolio Manager
countries and may        generally seeks to purchase foreign growth securities
offer high growth        of companies with relatively large capitalizations
potential as well        relative to the market in which they are traded.
as considerable
investment risk.       . Emerging market securities are securities of issuers
These countries are      whose principal activities are located in emerging
generally located        market countries.
in Latin America,
Asia, the Middle       Under normal market conditions, the portfolio invests
East, Eastern          in at least three different countries, one of which may
Europe and Africa.     be the U.S.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Global Growth Portfolio principally invests in
aware of               equity securities, which may go up or down in value
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

                       . non-diversified - the portfolio is considered "non-
                         diversified" because it may invest in securities of a fewer number of issuers than other portfolios. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments.

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio invests in companies that the team thinks have the potential for above average growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests principally in equities that are "undervalued." Small emerging growth companies may be more susceptible to larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . emerging countries risk - investment in emerging
                         market countries (such as Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                                                        GLOBAL GROWTH PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be      Investment in securities of Eastern European
aware of                 countries, including in particular, Russia, and other
(continued)              emerging market countries, also involves risk of loss
                         resulting from problems in share registration and custody.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] -----------------------------------------------

Who manages the        John E. Lathrop, CFA, is a vice president at MFS. Mr.
portfolio              Lathrop has been employed in the investment management
                       area of MFS since 1994. Before joining MFS, Mr. Lathrop
                       was an equity research analyst and account controller
[LOGO OF MFS           at the Putnam Companies. He has a BA from Northwestern
APPEARS HERE]          University and an MBA from Cornell University.


The Global Growth      David A. Antonelli is senior vice president and
Portfolio is           director of international equity research at MFS. Mr.
managed by a team      Antonelli has been employed in the investment
of analysts, led by    management area of MFS since 1991. He has a BS from
the portfolio          Pennsylvania State University and an MBA from the
managers at MFS        Wharton School of the University of Pennsylvania.
Investment
Management (MFS).
You'll find more
about MFS on page
74.

--------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
--------------------------------------------------------------------------------

This portfolio has     This chart does not show you the performance of the
no historical          Global Growth Portfolio -- it shows the performance of
performance to         similar accounts managed by MFS.
report because it
started on January     Annual total returns and average annual total returns
2, 2001.               for the periods ending December 31, 2000

The chart to the       ---------------------------------------------------------
right shows the                           MFS Global
historical                                Growth               MSCI All Country
performance of the     Year               Composite (%)        World Index (%)
MFS Global Growth      ---------------------------------------------------------
Composite,             2000                (12.37)               (13.92)
calculated             1999                 64.95                 27.31
according to the       1998                 11.87                 21.72
Standards set by       1997                 15.45                 14.67
the Association for    1996                 14.25                 13.09
Investment             1995                 17.13                 18.24
Management and         1994/1/               3.60                  5.36
Research (AIMR).       1 year              (12.37)               (13.92)
Each of the three      3 years              17.37                 10.08
mutual funds           5 years              16.36                 11.58
in the composite       Since Inception/1/   14.55                 11.59
has investment         ---------------------------------------------------------
objectives,            /1/ The inception date of the composite was January 1,
policies and           1994.
strategies that are
substantially          The first column (after "Year") shows performance of
similar to those of    the MFS Global Growth Composite after average advisory
the Global Growth      fees and operating expenses charged to the accounts in
Portfolio.             the composite have been deducted, including custody
                       fees and other expenses normally paid by mutual funds
The performance        and which the Global Growth Portfolio will pay.
shows the
historical track       The second column shows performance of the MSCI All
record of the          Country World Index, an index of stocks from
portfolio manager      23 developed markets and 28 emerging markets. Results
and is not intended    include reinvested dividends.
to imply how the
Global Growth
Portfolio has
performed or will
perform. Total
returns represent
past performance of
the MFS Global
Growth Fund and
not the Global
Growth Portfolio.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   EQUITY INDEX PORTFOLIO

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks to provide investment results that
investment goal        correspond to the total return of common stocks that
                       are publicly traded in the United States.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in companies that are representative of the
                       Standard & Poor's 500 Composite Stock Price Index as a whole. It principally invests in common stock.

                       The portfolio management team has two objectives:

The goal of an         . match the returns of the index before taking into
index fund is to         account portfolio costs
mirror the
performance of a       The portfolio usually holds between 400 and 500 of the
specific index.        stocks in the index and tries to match its industry
Because individual     weightings. Since the portfolio generally invests in
investment             securities that are included in the index, it has
selection is           similar risk characteristics and performance. The team
virtually              periodically reviews and rebalances the portfolio's
eliminated, active     investments to more closely track the performance of
portfolio              the index. It will not, however, actively manage the
management is not      portfolio or carry out a financial analysis of its
required.              holdings.

This portfolio         The team frequently uses index futures as a substitute
invests in             for securities and to provide equity exposure to the
companies that are     portfolio's cash position.
included in the
Standard & Poor's      Portfolio returns will likely be lower than the index
500 Composite Stock    because of transaction costs and other expenses the
Price Index, an        portfolio has to pay. The portfolio's ability to match
index of the stocks    the returns of the index will also depend on the size
of approximately       of the portfolio, its cash flow, and how easy it is to
500 large-             sell the investments it holds.
capitalization U.S.
companies.             . lower transaction costs

                       This portfolio is expected to have lower transaction costs than actively managed portfolios because it generally makes fewer transactions.

                       The portfolio may hold some cash for liquidity, but the team will not change these strategies at any time for any other reason.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Equity Index Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of the investments it holds go up or down. This portfolio primarily invests in large companies, which sometimes have less volatile prices than smaller companies.

                                                         EQUITY INDEX PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . stock market risk - The portfolio is not actively
aware of                 managed, and invests in securities included in the
(continued)              index regardless of their investment merit. The team
                         cannot change this investment strategy, even temporarily to protect the portfolio from loss during poor economic conditions. This means the portfolio is susceptible to a general decline in the U.S. stock market.

                       . risks of using derivatives - this portfolio
                         frequently uses index futures and other investment techniques to help it achieve its investment goals. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/,/3/

The bar chart shows
how the portfolio's
performance has        [GRAPH OF EQUITY INDEX PORTFOLIO APPEARS HERE]
varied since its
inception.               91   92   93   94   95
                       ----- ---- ---- ---- -----
The table below the    24.88 6.95 9.38 1.05 36.92
bar chart compares
the portfolio's         96    97    98    99    00
performance with       ----- ----- ----- ----- ----
the Standard &         22.36 32.96 28.45 20.59   0
Poor's 500
Composite Stock
Price Index, an
index of the stocks    Best and worst quarterly performance during this
of approximately       period:
500 large-
capitalization U.S.        quarter     :      %;     quarter     :       %
companies.


Returns do not         Average annual total return                     Since inception
reflect fees and       as of December 31, 2000          1 year 5 years (January 30, 1991)/2/
expenses associated    ---------------------------------------------------------------------
with any variable
annuity contract or    Equity Index Portfolio/3/
variable life          Standard & Poor's 500 Composite
insurance policy,       Stock Price Index
and would be lower
if they did.           /1/ Total return for 1991 is for the period from
                           January 30, 1991 (commencement of operations) to
Looking at how a           December 31, 1991.
portfolio has          /2/ Portfolio total return calculated from inception
performed in the           date through end of period. Index total return
past is important -        calculated from February 1, 1991 through end of
but it's no                period.
guarantee of how it    /3/ Mercury Advisors US began managing the portfolio on
will perform in the        January 1, 2000. Another firm managed the portfolio
future.                    before that date.

                       [SYMBOL] -----------------------------------------------

Who manages the        The Equity Index Portfolio is managed by the
portfolio              Quantitative Strategies Division of Mercury Advisors.
                       You'll find more about Mercury on page 74.
[LOGO OF MERCURY
ADVISORS]

ABOUT THE PORTFOLIOS   SMALL-CAP INDEX PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks investment results that correspond
investment goal        to the total return of an index of small capitalization
                       companies.


                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in companies that are included in the Russell
                       2000 Small Stock Index. It principally invests in common stock.

                       The portfolio management team has two objectives:

The goal of an         . match the returns of the index before taking into
index fund is to         account portfolio costs
mirror the
performance of a       The portfolio can invest in any number of the stocks in
specific index.        the index and tries to match its industry weightings.
Because individual     Since the portfolio generally invests in securities
investment             that are included in the index, it has similar risk
selection is           characteristics and performance. The team periodically
virtually              reviews and rebalances the portfolio's investments to
eliminated, active     more closely track the performance of the index. It
portfolio              will not, however, actively manage the portfolio or
management is not      carry out a financial analysis of its holdings.
required and
transaction costs      The team frequently uses index futures as a substitute
are reduced.           for securities and to provide equity exposure to the
                       portfolio's cash position.
This portfolio
invests in             Portfolio returns will likely be lower than the index
companies that are     because of transaction costs and other expenses the
included in the        portfolio has to pay. The portfolio's ability to match
Russell 2000 Small     the returns of the index will also depend on the size
Stock Index, an        of the portfolio, its cash flow, and how easy it is to
index of the 2,000     sell the investments it holds.
smallest companies
listed in the          . lower transaction costs
Russell 3000 Index.
                       This portfolio is expected to have lower transaction costs than actively managed portfolios because it generally makes fewer transactions.

                       The portfolio may hold some cash for liquidity, but the team will not change these strategies at any time for any other reason.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Small-Cap Index Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of the investments it holds go up or down. This portfolio invests in small-cap companies, which tend to have higher price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                                                      SMALL-CAP INDEX PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . stock market risk - The portfolio is not actively
aware of                 managed, and invests in securities included in the
(continued)              index regardless of their investment merit. It cannot
                         modify its investment strategy to respond to changes in the economy, which means the portfolio is susceptible to a general decline in the U.S. stock market.

                       . risks of using derivatives - this portfolio
                         frequently uses index options and other investment techniques to help it achieve its investment goals. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/,/3/

The bar chart shows
how the portfolio's
performance has        [GRAPH OF SMALL-CAP INDEX PORTFOLIO APPEARS HERE]
varied since its
inception.              99    00
                       ----- ----
The table below the    19.36   0
bar chart compares
the portfolio's
performance with
the Russell 2000       Best and worst quarterly performance during
Small Stock Index,     this period:
an index of the
2,000 smallest             quarter     :      %;     quarter     :      %
companies listed in
the Russell 3000
Index.

Returns do not         Average annual total return          Since inception
reflect fees and       as of December 31, 2000      1 year  (January 4, 1999)/2/
expenses associated    ---------------------------------------------------------
with any variable      Small-Cap Index
annuity contract or     Portfolio/1/,/3/
variable life          Russell 2000 Small Stock Index
insurance policy,
and would be lower     /1/ Total return for 1999 is for the period from
if they did.               January 4, 1999 (commencement of operations) to
                           December 31, 1999.
Looking at how a       /2/ Portfolio total return calculated from inception
portfolio has              date through end of period. Index total return
performed in the           calculated from January 1, 1999 through end of
past is important -        period.
but it's no            /3/ Mercury Advisors began managing the portfolio on
guarantee of how it        January 1, 2000. Another firm managed the portfolio
will perform in the        before that date.
future.
                       [SYMBOL] -----------------------------------------------

Who manages the        The Small-Cap Index Portfolio is managed by the
portfolio              Quantitative Strategies Division of Mercury Advisors.
                       You'll find more about Mercury on page 74.
[LOGO OF MERCURY
ASSET MANAGEMENT]

ABOUT THE PORTFOLIOS   REIT PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks current income and long-term
investment goal        capital appreciation.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest at least 65% of its assets in securities of real
                       estate investment trusts. It may also invest in equity
                       securities of real estate operating companies whose
                       principal business is in the U.S. real estate industry.
Real estate            Some of these companies may be foreign.
investment trusts
(REITs) and real       The portfolio may also invest in companies which invest
estate operating       in properties, including office and industrial
companies are          buildings, apartments, manufactured homes and hotels.
entities that own
portfolios of real     The portfolio management team uses a "top-down" process
estate. REITs          to determine how assets are allocated. The team focuses
invest primarily in    on key regional criteria that include demographic and
properties that        macroeconomic factors like population, employment,
produce income and     household formation and income. When selecting
in real estate-        securities, the team uses a "bottom-up" process that
related loans or       emphasizes underlying asset values, values per square
interests.             foot and property yields.

                       The team may use options and other techniques to try to increase returns, and futures contracts, interest rate derivative products and structured notes to try to hedge against changes in interest rates. The portfolio may also lend some of its assets, as long as the loans it makes are secured.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The REIT Portfolio principally invests in equity
aware of               securities, which may go up or down in value, sometimes
                       rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

The portfolio is       . price volatility - the value of the portfolio changes
considered to be         as the prices of the investments it holds go up or
"non-diversified"        down. This portfolio invests in companies
because it may           participating in the real estate industry. The prices
invest in                of these companies are affected by real estate
securities of a          cycles, cash flows, availability of mortgage
fewer number of          financing, changes in interest rates, overbuilding,
issuers than other       property taxes and operating expenses, environmental
portfolios. This         regulation and changes in zoning laws and
increases the risk       regulations.
that its value
could go down          . risks of real estate investment trusts (REITs) -
because of the poor      REITs expose the portfolio to the risks of the real
performance of a         estate market. For example, some REITs may invest in
single investment        a limited number of properties, in a narrow
or small number of       geographic area, or in a single property type, which
investments.             increases the risk that the portfolio could be
                         unfavorably affected by the poor performance of a single investment. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors.
                         In addition, a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 10% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign                  unstable political and economic conditions, a lack of
investments.             adequate and timely company information, differences
                         in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                                 REIT PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . risks of using derivatives - this portfolio may use
aware of                 options, futures contracts and other investment
(continued)              techniques such as interest-sensitive derivative
                         products and structured notes to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility. When it invests in structured notes and other derivatives, this portfolio is particularly sensitive to the risk that the other party to the derivative cannot meet its financial obligations to pay the portfolio.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/

The bar chart shows    [GRAPH OF REIT PORTFOLIO APPEARS HERE]
how the portfolio's
performance has          99    00
varied since its       ------ ----
inception.             (0.01)   0

The table below the    Best and worst quarterly performance during this
bar chart compares     period:
the portfolio's
performance with           quarter     :      %;     quarter     :      %
the North American
Real Estate            Average annual total return          Since inception
Investment Trust       as of December 31, 2000       1 year (January 4, 1999)/2/
(NAREIT) Equity        ---------------------------------------------------------
Index, an index of     REIT Portfolio/1/
all tax-qualified      NAREIT Equity Index
REITs listed on the
New York Stock         /1/ Total return for 1999 is for the period from
Exchange, American         January 4, 1999 (commencement of operations) to
Stock Exchange and         December 31, 1999.
NASDAQ.                /2/ Portfolio total return calculated from inception
                           date through end of period. Index total return
Returns do not             calculated from January 1, 1999 through end of
reflect fees and           period.
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.
                       [SYMBOL] -----------------------------------------------

Who manages the        Theodore Bigman, managing director, joined MSAM in 1995
portfolio              and manages its global real estate securities
                       investment business. He has managed the REIT Portfolio
[LOGO OF MORGAN        since it started on January 4, 1999. Before joining
STANLEY APPEARS        MSAM, he was a director at CS First Boston, where he
HERE]                  established and managed the firm's REIT effort, and had
                       primary responsibility for $2.5 billion of initial
The REIT Portfolio     public offerings by REITs. He graduated from Brandeis
is managed by          University in 1983 with a BA in economics and received
Morgan Stanley         an MBA from Harvard University in 1987.
Asset Management
(MSAM). You'll find    Douglas A. Funke, vice president, joined Morgan Stanley
more about MSAM on     & Co. Incorporated (Morgan Stanley), MSAM's affiliate,
page 75.               in 1993 and MSAM in 1995. He is responsible for
                       providing research and analytical support for MSAM's real estate securities investment business. He has been associated with the REIT Portfolio since its inception and was named portfolio manager on January 29, 1999.
                       Before joining MSAM, he was a member of
                       Morgan Stanley's interest rate and foreign exchange risk management group, where he assisted in more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in economics and political science.

ABOUT THE PORTFOLIOS   INFLATION MANAGED PORTFOLIO

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks to maximize total return
investment goal        consistent with prudent investment management.

                       [SYMBOL] -----------------------------------------------

What the portfolio     The portfolio's principal investment strategy is to
invests in             invest at least 65% of its assets in fixed income
                       securities. Normally, approximately 80-90% of the
Inflation-indexed      portfolio will be invested in inflation-indexed bonds
bonds are fixed        of varying maturities issued by the U.S. and non-U.S.
income securities      governments, their agencies or instrumentalities, and
whose principal        corporations, or derivative instruments relating to
value is periodically  such securities, such as forward contracts, options,
adjusted according     futures, or swap agreements, and mortgage-backed or
to the rate of         asset-backed securities.
inflation. The
periodic adjustment    Specific investments are principally:
is tied to the
Consumer Price         . Inflation-indexed bonds issued by the U.S.
Index for Urban          Government, its agencies, government-sponsored
Consumers and the        enterprises, U.S. and non-U.S. corporations, and
rate of inflation        derivative instruments relating to such securities.
may be either
accrued into the       . Mortgage related securities, including stripped
value of the bond        mortgage related securities.
or paid out as
part of a semiannual   . Other fixed securities, including corporate bonds and
coupon.                  notes, money market instruments, and inflation-
                         indexed bonds, issued by foreign governments or
Total return is          companies that are denominated in U.S. dollars or
made up of income        foreign currencies.
plus any gains in
the value of the
portfolio's
securities.

                       When selecting securities, the portfolio manager:

Duration is a          . decides what duration the portfolio should maintain.
mathematical             The portfolio manager uses duration management as a
measure of the           fundamental part of the management strategy for this
average life of a        portfolio. Because of the unique features of
bond that includes       inflation-indexed bonds, PIMCO uses a modified form
its yield, coupon,       of duration called "real duration" for the portfolio,
final maturity and       which measures price changes as a result of changes
call features. It        in "real interest rates". It is expected that
is often used to         normally the average real duration of this portfolio
measure the              will vary within the range of the average real
potential                duration of all inflation-indexed bonds issued by the
volatility of a          U.S. Treasury in the aggregate, which as of December
bond's price, and        31, 2000 was 9.00 years. The average portfolio
is considered a          duration (as opposed to real duration) of the
more accurate            portfolio will generally range from 1 to 5 years,
measure than             although this range is subject to change.
maturity of a
security's             . decides what proportion of securities in the
sensitivity to           portfolio should have short, intermediate and long
changes in interest      duration maturities.
rates. "Real" duration
is duration adjusted   . decides what proportion of the securities in the
to reflect expected      portfolio should be invested in U.S. government
inflation rates.         securities, U.S. mortgage related securities, U.S.
                         corporate bonds, foreign bonds, and derivative
A "real" interest        instruments. The manager uses analytical systems it
rate is the market       has developed to help it select securities that meet
interest rate minus      yield, duration, real duration, maturity and other
expected inflation.      criteria.

                       . chooses companies to invest in by carrying out credit
                         analysis of each potential investment, which may include meetings or periodic contact with the company's management.

                       . frequently uses derivative instruments such as
                         forward contracts, swap agreements, options, futures and other techniques as a substitute for securities, to try to increase returns or to hedge against changes in interest rates. The manager may also use derivatives to hedge against changes in currency exchange rates. A substantial portion of the portfolio is expected to be invested in derivative instruments.

                       The factors that will most influence the portfolio's performance are the inflation rate, real interest rates, expected yields and the effect of inflation on yields and duration.

                       [SYMBOL] -----------------------------------------------

Risks you should be    Since the Inflation Managed Portfolio principally
aware of               invests in fixed income securities, it may be affected
                       by the following risks, among others:

This portfolio may     . changes in real interest rates - the value of
invest up to 10% of      inflation-indexed bonds is expected to change in
its assets in            response to changes in real interest rates. Real
lower-rated, high-       interest rates are tied to the relationship between
yield ("junk")           market interest rates and the rate of inflation. If
bonds.                   market interest rates increase at a faster rate than
                         inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value.

                       . changes in interest rates - the value of the
                         portfolio may fall when interest rates rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than bonds with shorter durations. This portfolio may be

                                               INFLATION MANAGED PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be      particularly sensitive to interest rates because it
aware of                 primarily invests in U.S. government securities, may
                         invest in securities with medium or long terms to
(continued)              maturity, and may use hedging techniques.

                         The portfolio may also invest in mortgage related securities, which can be paid off early if the owners of underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the portfolio will be forced to reinvest this money at lower yields. Stripped mortgage related securities can be particularly sensitive to changes in interest rates.

                       . credit risk - the portfolio could lose money if the
                         issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. This portfolio is subject to less credit risk than the other bond portfolios because it principally invests in fixed income securities issued or guaranteed by the U.S. government, its agencies and government sponsored enterprises, and in high quality corporate bonds. This portfolio may invest in high yield ("junk") bonds, which holdings are particularly subject to credit risk, especially during periods of economic downturns.

This porfolio may      . risks of foreign investing - foreign investments may
invest up to 20% of      be riskier than U.S. investments for many reasons,
its assets in foreign    including changes in currency exchange rates,
investments              unstable political and economic conditions, a lack of
denominated in foreign   adequate and timely company information, differences
currencies. This         in the way securities markets operate, relatively
limit does not apply     lower market liquidity, less stringent financial
to dollar-denominated    reporting and accounting standards and controls, less
foreign securities,      secure foreign banks or securities depositories than
including ADRs.          those in the U.S., and foreign controls on
                         investment.

                       . risks of using derivatives - this portfolio
                         frequently uses swap agreements, options, futures and forward contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility. When investing in forward contracts, swap agreements and other derivatives this portfolio is particularly sensitive to the risk that the other party to the derivative cannot meet its financial obligation to pay the portfolio.

                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year

The bar chart shows    [GRAPH OF INFLATION MANAGED PORTFOLIO APPEARS HERE]
how the portfolio's
performance has          91     92     93     94     95
varied over the        ------ ------ ------ ------ ------
past 10 years.          16.67  7.52   10.79 (5.10) 18.81

The table below the      96     97     98     99     00
bar chart compares     ------ ------ ------ ------ ------
the portfolio's         2.94   9.48   9.24  (1.95)   0
performance with
the Lehman Brothers    Best and worst quarterly performance during this
Government Bond        period:
Index, an index of
fixed income               quarter     :      %;     quarter     :      %
securities issued
by the U.S.            Average annual total return
government and its     as of December 31, 2000           1 year 5 years 10 years
agencies and the       ---------------------------------------------------------
Lehman Brothers        Inflation Managed Portfolio
Inflation Linked       Lehman Brothers Government Bond
Treasury Index, an      Index
index of all           Lehman Brothers Inflation Linked
outstanding Treasury    Treasury Index
inflation protected
securities issued by
the U.S. government,
which will serve as
the benchmark for the
portfolio effective
May 1, 2001 to
correspond to the
change in
investment style.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.
                       [SYMBOL]  -----------------------------------------------

Who manages the        John B. Brynjolfsson, CFA, executive vice president,
portfolio              joined PIMCO in 1990. He is the portfolio manager of
                       similar funds advised by PIMCO. Mr. Brynjolfsson has 14
[LOGO OF PIMCO         years of investment experience and is co-author of
APPEARS HERE]          Inflation-Protection Bonds and co-editor of The
                       Handbook of Inflation-Indexed Bonds. He holds a
The Inflation          bachelor's degree from Columbia College and an MBA from
Managed Portfolio      the MIT Sloan School of Management.
is managed by
Pacific Investment
Management Company
(PIMCO). You'll
find more about
PIMCO on page 75.

ABOUT THE PORTFOLIOS   MANAGED BOND PORTFOLIO

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks to maximize total return
investment goal        consistent with prudent investment management.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in medium to high-quality, investment grade
                       fixed income securities with varying terms to maturity.

                       These securities include principally:

Total return is        . U.S. treasury bonds and notes, or options or futures
made up of income        on them
plus any gains in      . mortgage related securities, including stripped
the value of the         mortgage related securities
portfolio's            . corporate bonds and notes, some of which may be high
securities.              yield ("junk") bonds
                       . commercial paper and other money market instruments
                       . fixed income securities issued by foreign governments
                         and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries.

                       When selecting securities, the portfolio manager:

Duration is a          . decides what duration the portfolio should maintain.
mathematical             The portfolio manager uses duration management as a
measure of the           fundamental part of the management strategy for this
average life of a        portfolio. The portfolio usually maintains an average
bond that includes       duration of three to seven years, varying within this
its yield, coupon,       range based on the portfolio manager's outlook on the
final maturity and       economy and interest rates. The portfolio manager
call features. It's      then decides what proportion of securities in the
often used to            portfolio should have short, intermediate and long
measure the              durations and maturities.
potential
volatility of a        . decides what proportion of securities in the
bond's price, and        portfolio should be invested in U.S. government
is considered a          securities, foreign bonds, U.S. corporate bonds and
more accurate            U.S mortgage related securities.
measure than
maturity of a          . uses an analytical system developed by the portfolio
security's               manager to help select government and other
sensitivity to           securities that meet yield, duration, maturity and
changes in interest      other criteria.
rates.
                       . chooses companies to invest in by carrying out a
                         credit analysis of each potential investment, which may include meetings or periodic contact with the company's management.

                       . frequently uses options, futures and forward
                         contracts and other techniques as a substitute for securities, to try to increase returns or hedge against changes in interest rates. The manager may also use derivatives to hedge against changes in currency exchange rates.

                       [SYMBOL] -----------------------------------------------

Risks you should be    Since the Managed Bond Portfolio principally invests in
aware of               fixed income securities, it may be affected by the
                       following risks, among others:
The price of bonds
that are               . changes in interest rates - the value of the
denominated in           portfolio's investments may fall when interest rates
foreign currencies       rise. Changes in interest rates may have a
is affected by the       significant effect on this portfolio, because it may
value of the U.S.        invest in securities with medium or long terms to
dollar. In general,      maturity and may use interest- sensitive derivatives.
as the value of the      Bonds with longer durations tend to be more sensitive
U.S. dollar falls,       to changes in interest rates, usually making them
the U.S. dollar          more volatile than bonds with shorter durations. The
price of a foreign       portfolio may also invest in mortgage related
bond will rise,          securities, which can be paid off early if the owners
increasing the           of underlying mortgages pay off their mortgages
value of the bond.       sooner than scheduled. If interest rates are falling,
As the value of the      the portfolio will be forced to reinvest this money
U.S. dollar rises,       at lower yields. Stripped mortgage related securities
the U.S. dollar          can be particularly sensitive to changes in interest
value of a foreign       rates.
bond will fall.

                                                         MANAGED BOND PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . credit risk - the portfolio could lose money if the
aware of                 issuer of a fixed income security is unable to meet
(continued)              its financial obligations or goes bankrupt. This
                         portfolio may invest in high yield ("junk") bonds,
                         which may make it particularly subject to credit
                         risk, especially during periods of economic
This portfolio may       uncertainty or during economic downturns.
invest up to:
 . 10% of its assets    . risks of foreign investing - foreign investments may
  in lower-rated,        be riskier than U.S. investments for many reasons,
  high-yield             including changes in currency exchange rates,
  ("junk") bonds         unstable political and economic conditions, a lack of
 . 20% of its assets      adequate and timely company information, differences
  in foreign             in the way securities markets operate, relatively
  investments            lower market liquidity, less stringent financial
  denominated in         reporting and accounting standards and controls, less
  foreign                secure foreign banks or securities depositories than
  currencies             those in the U.S., and foreign controls on
                         investment.

                       . risks of using derivatives - this portfolio
                         frequently uses options, futures and forward contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year

The bar chart shows    [GRAPH OF MANAGED BOND PORTFOLIO APPEARS HERE]
how the portfolio's
performance has         91    92   93     94    95
varied over the        ----- ---- ----- ------ -----
past 10 years.         17.03 8.68 11.63 (4.36) 19.04

The table below the     96    97   98     99    00
bar chart compares     ----  ---- ----  ------ ----
the portfolio's        4.25  9.92 9.20  (1.91)   0
performance with
the Lehman Brothers    Best and worst quarterly performance during this
Government/Corporate   period:
Bond Index, an
index of government        quarter     :      %;     quarter     :      %:
and corporate fixed
income securities.     Average annual total return
                       as of December 31, 2000        1 year  5 years  10 years
Returns do not         --------------------------------------------------------
reflect fees and       Managed Bond Portfolio
expenses associated    Lehman Brothers
with any variable      Government/Corporate Bond Index
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] -----------------------------------------------

Who manages the        John Hague, managing director and senior member of the
portfolio              portfolio manager group, joined PIMCO in 1987. He has
                       been the portfolio manager for the Managed Bond
[LOGO OF PIMCO         Portfolio since 1992. Mr. Hague has 18 years of
APPEARS HERE]          investment experience, including two years specializing
                       in international fixed income products and mortgage-
The Managed Bond       backed securities with Salomon Brothers, Inc, and three
Portfolio is           years in credit research with Morgan Guarantee. He has
managed by Pacific     a BA in economic analysis from Bowdoin College and an
Investment             MBA in finance from Stanford University.
Management Company
(PIMCO). You'll
find more about
PIMCO on page 75.

ABOUT THE PORTFOLIOS   MONEY MARKET PORTFOLIO

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks current income consistent with
investment goal        preservation of capital.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in money market instruments that the portfolio
                       manager believes have limited credit risk. These
                       investments principally include commercial paper and
                       U.S. government obligations. The portfolio may also
The Money Market       invest in asset-backed money market instruments and
Portfolio invests      foreign money market instruments denominated in U.S.
at least 95% of its    dollars. It is anticipated that the portfolio's dollar-
assets in money        weighted average term to maturity will not exceed 90
market instruments     days.
that have been
given the highest      The portfolio manager looks for money market
credit rating for      instruments with the highest yields within the highest
short-term debt        credit rating categories, based on the evaluation of
securities, or have    credit risk and interest rates.
not been rated, but
are of comparable      Unlike many money market funds, the Money Market
quality.               Portfolio is not managed to maintain a constant net
                       asset value. Instead, the net asset value will change with the value of the investments in the portfolio.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Money Market Portfolio generally has the least
aware of               investment risk of the Pacific Select Fund portfolios
                       because its principal investment strategy is to invest
                       in short-term securities that are either government
                       guaranteed or have very high credit ratings. The value
                       of the portfolio may, however, be affected by the
An investment in       following risks:
the portfolio is
not a bank deposit,    . changes in interest rates - the value of the
and it is not            portfolio's investments may fall when interest rates
insured or               rise. Short-term money market instruments generally
guaranteed by the        are affected less by changes in interest rates than
Federal Deposit          fixed income securities with longer terms to
Insurance                maturity.
Corporation or any
other government       . credit risk - the portfolio could lose money if the
agency. It's             issuer of a money market instrument is unable to meet
possible to lose         its financial obligations or goes bankrupt.
money by investing
in the portfolio.

                                                         MONEY MARKET PORTFOLIO

                       [SYMBOL] ------------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year

The bar chart shows    [GRAPH OF MONEY MARKET PORTFOLIO APPEARS HERE]
how the portfolio's
performance has         91   92   93   94   95
varied over the        ---- ---- ---- ---- ----
past 10 years.         5.74 3.22 2.58 3.76 5.54

The table below the     96   97   98   99   00
bar chart compares     ---- ---- ---- ---- ----
the portfolio's        5.07 5.28 5.29 4.94   0
performance with
the Merrill Lynch      Best and worst quarterly performance during this
90-day T-Bill          period:
Index.
                           quarter     :      %;     quarter     :      %
Returns do not
reflect fees and       Average annual total return
expenses associated    as of December 31, 2000       1 year   5 years   10 years
with any variable      ---------------------------------------------------------
annuity contract or    Money Market Portfolio
variable life          Merrill Lynch 90-day T-Bill Index
insurance policy,
and would be lower     7-day yield ending December 31, 2000:
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] ------------------------------------------------

Who manages the        Dale Patrick is a senior investment analyst at Pacific
portfolio              Life. He joined the company in 1985, and has assisted
                       in the management of the Money Market Portfolio since
[LOGO OF PACIFIC       1994. He is also responsible for the management of
LIFE APPEARS HERE]     Pacific Life's short-term fixed income securities.
                       Mr. Patrick has a BA in economics from the University of Colorado.

The Money Market       Brendan Collins, CFA, is a senior investment analyst at
Portfolio is           Pacific Life.  He joined the company in 1996 and since
managed by Pacific     1998 has been with Pacific Life's portfolio management
Life Insurance         group.  He is also responsible for trading public bonds,
Company. You'll        managing short-term investments, and administering
find more about        Pacific Life's derivatives book, along with assisting
Pacific Life on        with Pacific Financial Product's credit derivative
page 72.               investments.  Prior to joining Pacific Life, Mr. Collins
                       spent five years with Pacific Investment Management
                       Company managing their mortgage operations area. He has a BA in Business Administration from California State
                       University, Fullerton.

ABOUT THE PORTFOLIOS   HIGH YIELD BOND PORTFOLIO


                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks a high level of current income.
investment goal

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in fixed income securities with lower and
                       medium-quality credit ratings and intermediate to long terms to maturity.

Bonds are given a
credit rating based    Securities principally include high yield ("junk")
on the issuer's        bonds and notes. The portfolio may also invest in fixed
ability to pay the     income securities that can be converted into equity
quoted interest        securities, and preferred stocks and bonds of foreign
rate and maturity      issuers that are denominated in U.S. dollars.
value on time.
                       When selecting securities, the portfolio manager
                       focuses on:
The High Yield Bond
Portfolio invests      . seeking high yields while addressing risk by looking
principally in high      for securities that offer the highest yields for
yield or "junk"          their credit rating.
bonds, which are
given a low credit     . seeking gains by looking for securities that may be
rating by Moody's        more creditworthy than their credit rating indicates.
(Ba and lower), or       This involves an analysis of each potential security,
Standard & Poor's        and may include meeting with the company's management
(BB and lower), or       team.
have not been
rated, but are of      . reducing credit risk by investing in many different
comparable quality.      issuers in a wide range of industries.
High yield bonds
are considered to      The managers may temporarily change these strategies if
be mostly              they believe that economic conditions make it necessary
speculative in         to maintain liquidity or to try to protect the
nature.                portfolio from potential loss. In this case, the
                       portfolio may invest in U.S. government securities,
This gives the         higher-quality corporate fixed income securities or
portfolio more         money market securities, which may prevent the
credit risk than       portfolio from achieving its investment goal.
the other bond
portfolios, but
also gives it the
potential for
higher income.

                       [SYMBOL] -----------------------------------------------

Risks you should be    Since the High Yield Bond Portfolio's principal
aware of               strategy is to invest in low and medium quality fixed
                       income securities, it may be affected by the following risks, among others:

                       . credit risk - the portfolio could lose money if the
                         issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. This portfolio may be subject to more credit risk than the other bond portfolios, because it invests in high yield bonds. This is especially true during periods of economic uncertainty or economic downturns.

                       . changes in interest rates - the value of the
                         portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities with intermediate and long terms to maturity.

                       . inability to sell securities - high yield bonds may
                         be less liquid than higher quality investments. The portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                      HIGH YIELD BOND PORTFOLIO

                       [SYMBOL] ------------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year

The bar chart shows    [GRAPH OF HIGH YIELD BOND PORTFOLIO HERE]
how the portfolio's
performance has         91    92    93    94   95
varied over the        ----- ----- ----- ---- -----
past 10 years.         24.58 18.72 18.01 0.42 18.87

The table below the     96    97    98    99   00
bar chart compares     ----- ----  ----  ---- ----
the portfolio's        11.31 9.44  2.46  2.90   0
performance with
the CS First Boston    Best and worst quarterly performance during this
Global High Yield      period:
Bond Index, an
index designed to          quarter     :      %;     quarter      :      %
mirror the
performance of the     Average annual total return
global high-yield      as of December 31, 2000         1 year  5 years  10 years
bond market.           ---------------------------------------------------------
                       High Yield Bond Portfolio
Returns do not         CS First Boston Global High
reflect fees and       Yield Bond Index
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] ------------------------------------------------

Who manages the        Simon Lee is a vice president of Pacific Life. He
portfolio              joined the company in 1985 and has shared management
                       responsibility for the High Yield Bond Portfolio since
[LOGO OF PACIFIC       1995. He also manages Pacific Life's high yield and
LIFE APPEARS HERE]     convertible bond assets. He has both a BA and an MBA
                       from Loyola Marymount University.

The High Yield Bond
Portfolio is           Michael Long, assistant vice president, high yield
managed by Pacific     securities, University of California, Davis, BA,
Life Insurance         economics, 1983. MBA Pepperdine University, 1999. Mr.
Company. You'll        Long joined Pacific Life in 1994 as an investment
find more about        analyst. He was promoted to his current position in
Pacific Life on        1998. Mr. Long has 16 years experience in the financial
page 72.               and securities industry, including 6 years in
                       investment analyst positions at Franklin Resources, Inc., Bradford and Marzec, Inc., and Great Northern
                       Annuity, prior to joining Pacific Life.

                       Lori A. Johnstone, CFA, assistant vice president, high yield securities, University of Southern California, BS, marketing, 1984. San Diego State University, MBA, finance, 1986. Ms. Johnstone joined Pacific Life in 1990 as an investment analyst in high yield securities and emerging markets. She was promoted to assistant vice president in 1998. Ms. Johnstone has 13 years financial industry experience including experience at a regional broker dealer with a focus on portfolio management and in the high yield bond investment group at Columbia Savings.

ABOUT THE PORTFOLIOS   LARGE-CAP VALUE PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal        Current income is of secondary importance.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in common and preferred stocks of large U.S.
                       companies. It tends to emphasize companies with a total
A company's            market capitalization of more than $5 billion that are
"capitalization" is    included in the Standard & Poor's 500 Composite Stock
a measure of its       Price Index. It may also invest in foreign companies
size.                  and fixed income securities and securities that can be
Capitalization is      converted into equity securities.
calculated by
multiplying the        The portfolio management team looks for companies that
current share price    are undervalued or expected to grow. It focuses on
by the number of       companies that meet one or more of the following
shares held by         criteria:
investors.
                       . companies that are believed to be fundamentally
                         strong, but that aren't fully recognized by other
Undervalued              investors
companies may be
fundamentally          . companies that are experiencing or that are expected
strong, but not          to experience internal changes, like changes in
fully recognized by      corporate structure or capitalization
investors. Their
shares could be        . companies that are developing new products, expanding
good investments         into new markets, or taking advantage of changes in
because their            technology or of other changes in the industry or
prices do not            regulatory environment.
reflect the true
value of the
company.               The portfolio manager may use options, futures
                       contracts and other techniques to try to increase returns or to try to hedge against changes in interest rates. The manager may also use derivatives to hedge changes in currency exchange rates.

                       The portfolio may invest any amount in fixed income securities for current income.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Large-Cap Value Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of the investments it holds go up or down. The portfolio invests in large companies, which tend to have more stable prices than smaller companies.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 20% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign securities.      unstable political and economic conditions, a lack of
                         adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                      LARGE-CAP VALUE PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . risks of using derivatives - this portfolio may use
aware of                 options, futures contracts and other investment
(continued)              techniques to help it achieve its investment goal.
                         There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/

The bar chart shows    [GRAPH OF LARGE-CAP VALUE PORTFOLIO APPEARS HERE]
how the portfolio's
performance has         99      00
varied since its       -----   ----
inception.             11.46     0

The table below the    Best and worst quarterly performance during this
bar chart compares     period:
the portfolio's
performance with           quarter     :      %;      quarter     :      %
the Standard &
Poor's 500             Average annual total return          Since inception
Composite Stock        as of December 31, 2000       1 year (January 4, 1999)/2/
Price Index, an        ---------------------------------------------------------
index of the stocks    Large-Cap Value Portfolio/1/
of approximately       Standard & Poor's 500
500 large-              Composite Stock Price Index
capitalization U.S.
companies.             /1/ Total return for 1999 is for the period from
                           January 4, 1999 (commencement of operations) to
Returns do not             December 31, 1999.
reflect fees and
expenses associated    /2/ Portfolio total return calculated from inception
with any variable          date through end of period. Index total returns
annuity contract or        calculated from January 1, 1999 through end of
variable life              period.
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] -----------------------------------------------

Who manages the        Jack Cunningham is a portfolio manager and director of
portfolio              SaBAM, and is responsible for directing investment
                       policy and strategy. He is a portfolio manager of the
[LOGO OF SALOMON       Salomon Brothers Investors Fund and an equity analyst
BROTHERS APPEARS       responsible for covering the food, tobacco, restaurant
HERE]                  and real estate industries. He has managed the Large-
                       Cap Value Portfolio since it started on January 4,
The Large-Cap Value    1999. Before joining SaBAM in 1995, he worked as an
Portfolio is           investment banker and financial analyst for Salomon
managed by a team      Brothers Energy Group. He holds a BA in english from
of portfolio           the University of Virginia and an MBA from the Amos
managers at Salomon    Tuck School at Dartmouth College.
Brothers Asset
Management Inc         Mr. Cunningham is supported by a team of 18 U.S. equity
(SaBAM). You'll        professionals, each of whom has specific fundamental
find more about        and quantitative research skills relating to all stages
SaBAM on page 75.      of SaBAM's equity investment process.

MANAGING THE PACIFIC SELECT FUND

                       --------------------------------------------------------

[LOGO OF PACIFIC       Founded in 1868, Pacific Life offers to individuals,
LIFE APPEARS HERE]     businesses and pension plans a variety of investment
                       products and services. The Pacific Life family of
Pacific Life           companies manages $315 billion in assets, making it one
Insurance Company      of the largest financial institutions in America, and
700 Newport Center     currently counts 65 of the 100 largest U.S.
Drive                  corporations as clients. Additional information about
Newport Beach,         Pacific Life can be obtained at its Web site,
California 92660       www.PacificLife.com.

                       In its role as the fund's investment adviser, Pacific Life supervises the management of all of the fund's portfolios. Pacific Life manages two portfolios directly: the Money Market Portfolio and the High Yield Bond Portfolio. To manage the other portfolios, it has retained other portfolio managers, many of which have a worldwide market presence and extensive research capabilities. Pacific Life oversees and monitors the performance of these portfolio managers.

                       Pacific Life, subject to the review of the fund's board, has ultimate responsibility to oversee the other portfolio managers. Under an exemptive order from the Securities and Exchange Commission, Pacific Life and Pacific Select Fund can hire, terminate and replace the portfolio managers (except, as a general matter, portfolio managers affiliated with Pacific Life or Pacific Select Fund) without shareholder approval. Within 90 days of the hiring of any new portfolio manager, shareholders of the affected portfolio will be sent information about the change.

                       --------------------------------------------------------

[LOGO OF A I M         A I M Capital Management, Inc. (AIM) was founded in
CAPITAL APPEARS        1986 and together with its affiliates manages over 120
HERE]                  investment portfolios with $   billion as of December
                       31, 2000. AIM is an indirect subsidiary of AMVESCAP
A I M Capital          PLC, an international investment management company
Management, Inc.       that manages more than $   billion in assets worldwide
11 Greenway Plaza      as of December 31, 2000. AMVESCAP PLC is based in
Houston, Texas         London, with money managers located in Europe, North
77046                  and South America, and the Far East.

                       AIM manages the Blue Chip Portfolio and the Aggressive Growth Portfolio.

                       --------------------------------------------------------

[LOGO OF ALLIANCE      Alliance Capital is a leading global investment adviser
CAPITAL APPEARS        supervising client accounts with assets as of December
HERE]                  31, 2000 totaling $    billion. Alliance Capital and
                       its affiliates have 8 offices in the U.S. and 24
Alliance Capital       offices worldwide. Alliance Capital's clients are
Management L.P.        primarily major corporate employee benefit funds,
1345 Avenue of the     public employee retirement systems, investment
Americas               companies, foundations and endowment funds.
New York, New York
10105                  Alliance Capital is an affiliate of The Equitable Life
                       Assurance Society of the United States and AXA
                       Financial, Inc.

                       Alliance Capital manages the Aggressive Equity Portfolio and the Emerging Markets Portfolio.

                       --------------------------------------------------------

[LOGO OF CAPITAL       Capital Guardian Trust Company (CGTC), a wholly-owned
GUARDIAN APPEARS       subsidiary of Capital Group International, Inc., which
HERE]                  is in turn a subsidiary of The Capital Group Companies,
                       Inc., was established in 1968 as a non-depository trust
Capital Guardian       company. As of December 31, 2000, CGTC managed over
Trust Company          $    billion, primarily for large institutional
333 South Hope         clients.
Street
Los Angeles,           CGTC uses a multiple portfolio management system under
California 90071       which a group of portfolio managers each have
                       investment discretion over a portion of a client's account. Portfolio management is supported by the research efforts of over 140 investment professionals.
                       Capital Group International, Inc. spent over $80 million in 1998 on its research efforts.

                       CGTC manages the Small-Cap Equity Portfolio, the Diversified Research Portfolio and the International Large-Cap Portfolio.

                       --------------------------------------------------------

[LOGO OF GOLDMAN       Created in 1988, Goldman Sachs Asset Management
SACHS APPEARS HERE]    (Goldman Sachs) is a unit of the Investment Management
                       Division (IMD) of Goldman, Sachs & Co. Goldman Sachs
Goldman Sachs Asset    provides a wide range of discretionary investment
Management             advisory services, quantitatively driven and actively
32 Old Slip            managed to U.S. and international equity portfolios,
New York, New York     U.S. and global fixed-income portfolios, commodity and
10005                  currency products and money market accounts. As of
                       December 31, 2000, Goldman Sachs, along with other
                       units of IMD, had assets under management of
                       $   billion.

                       Portfolio management at Goldman Sachs is conducted by teams that are supported by 600 investment research professionals, 20 market strategists and 30 economists around the world. The company has more than 14,500 professionals in 41 offices worldwide.

                       Goldman Sachs manages the Equity Portfolio and the I-Net Tollkeeper Portfolio/SM/. I-Net Tollkeeper Portfolio is a service mark of Goldman, Sachs & Co.

                       --------------------------------------------------------

[LOGO OF INVESCO       INVESCO Funds Group, Inc. (INVESCO) was founded in 1932
FUNDS APEARS HERE]     and as of December 31, 2000, manages over $   billion
                       for more than 46 INVESCO mutual funds. INVESCO is a
INVESCO FUNDS          subsidiary of AMVESCAP PLC, an international investment
GROUP, INC.            management company that manages more than $    billion
7800 East Union        in assets worldwide as of December 31, 2000. AMVESCAP
Avenue                 is based in London, with money managers located in
Denver, Colorado       Europe, North and South America, and the Far East.
80237
                       INVESCO manages the Financial Services Portfolio, the Health Sciences Portfolio, the Technology Portfolio and the Telecommunications Portfolio.

                       --------------------------------------------------------

[LOGO OF J.P.          Formed in 1984, J.P. Morgan Investment Management Inc.
MORGAN INVESTMENT      manages portfolios for corporations, governments and
APPEARS HERE]          endowments as well as many of the largest corporate
                       retirement plans in the nation. As of December 31,
J.P. Morgan            2000, it had approximately $    billion in assets under
Investment             management.
Management Inc.
522 Fifth Avenue       J.P. Morgan Investment believes that strong portfolio
New York, New York     management depends on access to information. It has one
10036                  of the largest research organizations in the investment
                       management field, with more than 100 analysts who carry out fixed income, equity, capital market, credit and economic research around the world.

                       J.P. Morgan Investment manages the Equity Income Portfolio and the Multi-Strategy Portfolio.

                       --------------------------------------------------------

[LOGO OF JANUS         Formed in 1969, Janus manages accounts for
APPEARS HERE]          corporations, individuals, retirement plans and non-
                       profit organizations, and serves as the adviser or
Janus Capital          subadviser to the Janus Funds and other mutual funds.
Corporation            Janus had approximately $    billion in assets under
100 Fillmore Street    management as of December 31, 2000.
Denver, Colorado
80206                  The Janus investment team focuses on individual
                       companies, using an investment process supported by the company's 21 portfolio managers and 29 securities analysts.

                       Janus manages the Strategic Value Portfolio, the Growth LT Portfolio and the Focused 30 Portfolio.

MANAGING THE PACIFIC SELECT FUND

                       --------------------------------------------------------

[LOGO OF LAZARD        Founded in 1848, Lazard Freres provides both individual
APPEARS HERE]          and institutional clients around the world with a wide
                       variety of investment banking, brokerage and related
Lazard Asset           services. Lazard Asset Management has offices in New
Management,            York, Cairo, Frankfurt, London, Paris, Sydney and
a division of Lazard   Tokyo, and had approximately $   billion in assets
Freres & Co. LLC       under management as of December 31, 2000.
30 Rockefeller Plaza
New York, New York     Teamwork is the foundation of Lazard. Lazard's team of
10112                  more than 125 global analysts drives its bottom-up
                       approach to understanding individual companies within the global marketplace.

                       Lazard manages the Mid-Cap Value Portfolio and the International Value Portfolio.


                       --------------------------------------------------------

[LOGO OF MFS           Massachusetts Financial Services Company, doing
APPEARS HERE]          business as MFS Investment Management (MFS), and its
                       predecessor organizations have a history of money
MFS Investment         management dating from 1924 and the founding of the
Management 500         first mutual fund, Massachusetts Investors Trust. Net
Boylston Street        assets under the management of the MFS organization
Boston,                were approximately $    billion as of December 31,
Massachusetts 02116    2000.

                       MFS manages the Capital Opportunities Portfolio, the Mid-Cap Growth Portfolio and Global Growth Portfolio.

                       --------------------------------------------------------

[LOGO OF MERCURY       Mercury is a subsidiary of Merrill Lynch & Company,
ADVISORS]              Inc. ("Merrill"). Merrill's Asset Management Group
                       ("AMG") is the world's third largest active global
Mercury Advisors       investment management organization, managing $
2 World Financial      billion in assets as of December 31, 2000. AMG has both
Center                 experience and expertise to offer a broad range of
New York, NY 10281-    investment services to many diversified market
6100                   segments. AMG is comprised of various divisions and
                       subsidiaries including Fund Asset Management, L.P., doing business as Mercury Advisors. Mercury/AMG have a dedicated Quantitative Strategies Division, which includes a five-member senior management team from the firm that served as portfolio manager prior to January
                       1, 2000, which had been responsible for portfolio management of the fund's Equity Index and Small-Cap
                       Index Portfolios since January 30, 1991 and January 1,
                       1999, respectively, until July 2, 1999.

                       Mercury manages the Equity Index Portfolio and the Small-Cap Index Portfolio.

                       --------------------------------------------------------

[LOGO OF MORGAN        Formed in 1975, Morgan Stanley Dean Witter Investment
STANLEY ASSET          Management Inc., doing business as Morgan Stanley Asset
MANAGEMENT APPEARS     Management (MSAM), a subsidiary of Morgan Stanley Dean
HERE]                  Witter & Co., conducts a worldwide portfolio management
                       business and provides a broad range of portfolio
Morgan Stanley         management services to customers in the U.S. and
Asset Management       abroad. MSAM and its institutional investment advisory
                       affiliates managed or acted as fiduciary adviser for
1221 Avenue of the     over $    billion in assets as of December 31, 2000.
Americas

New York, New York     MSAM's portfolio managers are supported by a network of
10020                  experienced research professionals based in New York,
                       London, Singapore and Tokyo.

                       MSAM manages the REIT Portfolio.

                       --------------------------------------------------------

[LOGO OF PIMCO         Founded in 1971, Pacific Investment Management Company
APPEARS HERE]          (PIMCO) has nearly 300 clients, including some of the
                       largest employee benefit plans, endowments and
Pacific Investment     foundations in America. PIMCO had over $    billion in
Management Company     assets under management as of December 31, 2000.

840 Newport Center     PIMCO specializes in the management of fixed income
Drive, Suite 300       portfolios. It has a long-term investment philosophy,
                       and uses a variety of techniques, including software
Newport Beach,         programs it has developed, to help increase portfolio
California 92660       performance while controlling volatility. PIMCO is a
                       subsidiary of PIMCO Advisors, L.P., which is an affiliate of Pacific Life.

                       Allianz AG ("Allianz") owns a majority ownership of PIMCO Advisors and its subsidiaries. PIMCO is a subsidiary of PIMCO Advisors.

                       PIMCO manages the Managed Bond Portfolio and the Inflation Managed Portfolio.

                       --------------------------------------------------------

[LOGO OF SALOMON       Formed in 1989, Salomon Brothers Asset Management Inc
BROTHERS APPEARS       (SaBAM) has affiliates in London, Frankfurt, Tokyo and
HERE]                  Hong Kong. Together, they provide a broad range of
                       equity and fixed income investment management services
Salomon Brothers       to clients around the world. SaBAM also provides
Asset Management       investment advisory services to other investment
Inc                    companies. As of December 31, 2000, SaBAM and its
                       affiliates had over $   billion in assets under
Seven World Trade      management.
Center
                       As a subsidiary of Citigroup Inc., SaBAM is able to
New York, New York     leverage the resources of one of the world's largest
10048                  and most innovative financial services companies.

                       SaBAM manages the Large-Cap Value Portfolio.

MANAGING THE PACIFIC SELECT FUND


                       --------------------------------------------------------
The table in Fees      The table below shows the advisory fee and fund
and expenses paid      expenses as an annual percentage of each portfolio's
by the fund is         average daily net assets for the year 2000. To help
replaced with the      limit fund expenses, effective July 1, 2000 Pacific
following              Life contractually agreed to waive all or part of its
information            investment advisory fees or otherwise reimburse each
                       portfolio for operating expenses (including
The fund pays          organizational expenses, but not including advisory
Pacific Life an        fees, additional costs associated with foreign
advisory fee for       investing and extraordinary expenses) that exceed an
the services it        annual rate of 0.10% of its average daily net assets.
provides as            Such waiver or reimbursement is subject to repayment to
investment adviser.    Pacific Life to the extent such expenses fall below the
It also pays for       0.10% expense cap. For each portfolio, Pacific Life's
all of the costs of    right to repayment is limited to amounts waived and/or
its operations, as     reimbursed that exceed the new 0.10% expense cap and,
well as for other      except for portfolios that started on or after October
services Pacific       2, 2000, that do not exceed the previously established
Life provides          0.25% expense cap. Any amounts repaid to Pacific Life
through a support      will have the effect of increasing such expenses of the
services agreement.    portfolio, but not above the 0.10% expense cap. There
                       is no guarantee that Pacific Life will continue to cap
Pacific Life uses      expenses after December 31, 2001. In 2000, Pacific Life
part of the            reimbursed approximately $14,627 to the I-Net
advisory fee to pay    Tollkeeper Portfolio, $36,874 to the Strategic Value
for the services of    Portfolio, $34,687 to the Focused 30 Portfolio and
the portfolio          $28,882 to the Small-Cap Index Portfolio.
managers.

                    ---------------------------------------------------------------------------------------
                                                                                    Less
                                                Advisory Other    12b-1    Total    adviser's     Total net
                    Portfolio                   fee      expenses amounts+ expenses reimbursement expenses
                    ---------------------------------------------------------------------------------------
                                                        As an annual % of average daily net assets
                    Blue Chip/1/                0.95     0.06     --       1.01      --           1.01
                    Aggressive Growth/1/        1.00     0.06     --       1.06      --           1.06
                    Aggressive Equity/2/        0.80     0.04     0.02     0.86      --           0.86
                    Emerging Markets/2/         1.10     0.20     --       1.30      --           1.30
                    Diversified Research/2/     0.90     0.08     0.01     0.99      --           0.99
                    Small-Cap Equity/2/         0.65     0.05     --       0.70      --           0.70
                    International Large-Cap/2/  1.05     0.13     --       1.18      --           1.18
                    Equity                      0.65     0.04     --       0.69      --           0.69
                    I-Net Tollkeeper/2/         1.50     0.13     --       1.63     (0.02)        1.61
                    Financial Services/1/       1.10     0.15     --       1.25     (0.05)        1.20
                    Health Sciences/1/          1.10     0.11     --       1.21     (0.01)        1.20
                    Technology/1/               1.10     0.08     --       1.18      --           1.18
                    Telecommunications/1/       1.10     0.08     --       1.18      --           1.18
                    Multi-Strategy              0.65     0.04     --       0.69      --           0.69
                    Equity Income/2/            0.65     0.04     0.01     0.70      --           0.70
                    Strategic Value             0.95     0.51     --       1.46     (0.41)        1.05
                    Growth LT                   0.75     0.04     --       0.79      --           0.79
                    Focused 30                  0.95     0.43     --       1.38     (0.33)        1.05
                    Mid-Cap Value/2/            0.85     0.04     0.12     1.01      --           1.01
                    International Value         0.85     0.11     --       0.96      --           0.96
                    Capital Opportunities/1/    0.80     0.06     --       0.86      --           0.86
                    Mid-Cap Growth/1/           0.90     0.06     --       0.96      --           0.96
                    Global Growth/1/            1.10     0.19     --       1.29      --           1.29
                    Equity Index                0.25     0.04     --       0.29      --           0.29
                    Small-Cap Index/2/          0.50     0.13     --       0.63     (0.02)        0.61
                    REIT                        1.10     0.05     --       1.15      --           1.15
                    Inflation Managed/2/        0.60     0.05     --       0.65      --           0.65
                    Managed Bond/2/             0.60     0.05     --       0.65      --           0.65
                    Money Market                0.34     0.04     --       0.38      --           0.38
                    High Yield Bond             0.60     0.04     --       0.64      --           0.64
                    Large-Cap Value/2/          0.85     0.05     0.06     0.96      --           0.96
                    ---------------------------------------------------------------------------------------

                    /1/ Expenses are estimated. There were no actual advisory
                        fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.

                    /2/ Total adjusted net expenses for these portfolios, after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.29% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.17% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.89% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, and 0.90% for Large-Cap Value Portfolio.

                    + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                       --------------------------------------------------------
How the fund is        The Pacific Select Fund is organized as a Massachusetts
organized              business trust. Its business and affairs are managed by
                       its board of trustees.

                       Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable if the fund is not able to meet its financial obligations. It is very unlikely that this will ever happen, and the fund's declaration of trust protects shareholders from liability.

                       Each portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Portfolios that qualify do not have to pay income tax as long as they distribute sufficient taxable income and net capital gains. Each Portfolio also intends to comply with diversification regulations under section 817(h) of the Code that apply to mutual funds underlying variable contracts. You'll find more information about taxation in the fund's SAI.

                       The Pacific Select Fund may discontinue offering shares of any portfolio at any time. If a portfolio is discontinued, any allocation to that portfolio will be allocated to another portfolio the trustees believe is suitable, as long as any required regulatory approvals are met.

PERFORMANCE OF COMPARABLE ACCOUNTS

--------------------------------------------------------------------------------
ALLIANCE CAPITAL MANAGEMENT L.P.
--------------------------------------------------------------------------------

The chart to the       This chart does not show you the performance of the
right shows the        Emerging Markets Portfolio - it shows the performance
historical             of similar accounts managed by Alliance Capital.
performance of the
Alliance Emerging      Annual total returns and average annual total returns
Markets Equity         for the periods ending December 31, 2000
Composite,             -----------------------------------------------------------------------------
calculated                                                    Alliance Emerging
according to the                                              Markets
standards set by                                              Equity Composite,
the Association for                                           adjusted to reflect
Investment                                  Alliance          estimated
Management and                              Emerging          expenses of the          MSCI Emerging
Research (AIMR).                            Markets Equity    Emerging Markets         Markets Free
The advisory           Year                 Composite (%)     Portfolio (%)/2/         Index (%)
account in the         -----------------------------------------------------------------------------
composite, a
commingled trust       2000                 (29.96)           (30.53)                  (30.61)
account which is       1999                 116.29            116.91                    66.41
exempt from mutual     1998                 (28.80)           (29.52)                  (25.34)
fund registration,     1997                  (9.33)            (9.88)                  (11.59)
has investment         1996                  21.34             20.35                     6.03
objectives,            1995                  (4.03)            (4.52)                   (5.21)
policies and           1994                 (13.10)           (13.68)                   (7.32)
strategies that are    1993                  63.33             63.44                    74.84
substantially          1992                  16.36             16.05                    11.41
similar to those of    1991/1/                5.69              5.58                    14.06
the Emerging           1 year               (29.96)           (30.53)                  (30.61)
Markets Portfolio.     3 years                2.56              2.22                    (4.83)
                       5 years                3.48              2.96                    (4.17)
                       Since Inception/1/     7.71              7.26                     5.05
                       -----------------------------------------------------------------------------

The composite          /1/ The inception date of the composite was October 1,
performance shows          1991. Total returns and expenses are not annualized
the historical             for the first year of operations.
track record of the
portfolio manager      /2/ In calculating returns, the Emerging Markets
and is not intended        Portfolio's actual expense rates were used for 1996
to imply how the           to present and the 1997/1998 expense rate was used
Emerging Markets           for prior years.
Portfolio has
performed or will      The results shown above are a composite of actual
perform. Total         performance for one advisory account, calculated
returns represent      according to the standards set by AIMR. The account in
past performance of    the composite was not subject to the investment
the Alliance           limitations, diversification requirements and other
Emerging Markets       restrictions of the Investment Company Act of 1940 or
Equity Composite       Subchapter M of the Internal Revenue Code, which, if
and not the            imposed, could have adversely affected the performance.
Emerging Markets
Portfolio.             The first column (after "Year") shows performance of
                       Alliance Emerging Markets Equity Composite after
Returns do not         advisory fees and operating expenses charged to the
reflect fees and       account in the composite have been deducted. The fees
expenses associated    and expenses of the composite include investment
with any variable      advisory fees but do not include custody fees or other
annuity contract or    expenses normally paid by mutual funds and which the
variable life          Emerging Markets Portfolio pays. If these fees were
insurance policy,      included, returns would be lower.
and would be lower
if they did.           The second column shows the performance of the MSCI
                       Emerging Markets Free Index, an index typically made up of 800 to 900 stocks from approximately 26 emerging market countries. Results include reinvested dividends.

--------------------------------------------------------------------------------
CAPITAL GUARDIAN TRUST COMPANY
--------------------------------------------------------------------------------

The chart to the       This chart does not show you the performance of the
right shows the        Diversified Research Portfolio - it shows the
historical             performance of similar accounts managed by Capital
performance of the     Guardian.
Capital Guardian
U.S. Equity            Annual total returns and average annual total returns
Diversified            for the periods ending December 31, 2000
Research Composite,    -----------------------------------------------------------------------------------
calculated                                                         Capital Guardian
according to the                                                   U.S. Equity Diversified
standards set by                                                   Research Composite,
the Association for                                                adjusted to reflect estimated
Investment                                 Capital Guardian        fees and expenses of the
Management and                             U.S. Equity Diversified Diversified Research          S&P 500
Research (AIMR).       Year                Research Composite (%)  Portfolio (%)/2/              Index (%)
Each of the four       -----------------------------------------------------------------------------------
advisory accounts
in the composite,      2000                 6.27                    5.88                         (9.11)
including two          1999                23.56                   23.25                         21.04
mutual funds, has      1998                28.40                   28.11                         28.58
investment             1997                30.91                   30.63                         33.36
objectives,            1996                21.91                   21.60                         22.96
policies and           1995                39.63                   39.40                         37.58
strategies that are    1994                 4.41                    4.01                          1.32
substantially          1993/1/              3.42                    3.11                          5.42
similar to those of    1 year               6.27                    5.88                         (9.11)
the Diversified        3 years             19.02                   18.69                         12.26
Research Portfolio.    5 years             21.89                   21.57                         18.35
                       Since Inception/1/  19.81                   19.48                         17.10
                       -----------------------------------------------------------------------------------

The composite          /1/ The inception date of the composite was March 31,
performance shows          1993. Total returns and expenses are not annualized
the historical             for the first year of operations.
track record of the
portfolio manager      /2/ In calculating returns, the Diversified Research
and is not intended        Portfolio's 2000 actual expense rate was used for
to imply how the           2000 and all prior years.
Diversified
Research Portfolio     The results shown above are a composite of actual
has performed or       performance for four advisory accounts, including two
will perform. Total    mutual funds, calculated according to the standards set
returns represent      by AIMR. Two of the accounts in the composite were not
past performance of    subject to the investment limitations, diversification
the Capital            requirements and other restrictions of the Investment
Guardian U.S.          Company Act of 1940 or Subchapter M of the Internal
Equity Diversified     Revenue Code, which, if imposed, could have adversely
Research Composite     affected the performance.
and not the
Diversified            The first column (after "Year") shows performance of
Research Portfolio.    the Capital Guardian U.S. Equity Diversified Research
                       Composite after the highest advisory fees and operating
Returns do not         expenses charged to accounts in the composite have been
reflect fees and       deducted. The fees and expenses of the composite
expenses associated    include investment advisory fees, but, for the accounts
with any variable      other than the mutual funds, do not include custody
annuity contract or    fees or other expenses normally paid by mutual funds
variable life          and which the Diversified Research Portfolio pays. If
insurance policy,      those expenses were deducted, returns would be lower.
and would be lower
if they did.           The second column shows performance of the S&P 500
                       Index, an index of the stocks of approximately 500 large-capitalization U.S. companies. Results include reinvested dividends.

PERFORMANCE OF COMPARABLE ACCOUNTS

--------------------------------------------------------------------------------
CAPITAL GUARDIAN TRUST COMPANY
--------------------------------------------------------------------------------

The chart to the       This chart does not show you the performance of the
right shows the        International Large-Cap Portfolio - it shows the
historical             performance of similar accounts managed by Capital
performance of the     Guardian.
Capital Guardian
Non-U.S. Equity        Annual total returns and average annual total returns
Composite,             for the periods ending December 31, 2000
calculated             -----------------------------------------------------------------
according to the                                 Capital Guardian
standards set by                                 Non-U.S. Equity Composite,
the Association for                              adjusted to reflect estimated
Investment                      Capital Guardian fees and expenses of the
Management and                  Non-U.S. Equity  International Large-Cap       MSCI EAFE
Research (AIMR).       Year     Composite (%)    Portfolio (%)/1/              Index (%)
Each of the 110        -----------------------------------------------------------------
advisory accounts
in the composite,      2000     (19.11)          (19.66)                       (13.96)
including eleven       1999      69.54            69.60                         27.30
mutual funds, has      1998      16.90            16.60                         20.33
investment             1997       8.78             8.42                          1.78
objectives,            1996      15.40            15.09                          6.04
policies and           1995      13.49            13.17                         11.21
strategies that are    1994       3.25             2.86                          7.80
substantially          1993      35.90            35.73                         32.60
similar to those of    1992      (3.59)           (4.03)                       (12.20)
the International      1991      16.97            16.67                         12.50
Large-Cap              1 year   (19.11)          (19.66)                       (13.96)
Portfolio.             5 years   15.02            14.70                          7.43
                       10 years  13.71            13.39                          8.56
                       -----------------------------------------------------------------

The composite          /1/ In calculating returns, the International Large-Cap
performance shows          Portfolio's 2000 actual expense rate was used for
the historical             2000 and all prior years.
track record of the
portfolio manager      The results shown above are a composite of actual
and is not intended    performance for 110 advisory accounts, including eleven
to imply how the       mutual funds, calculated according to the standards set
International          by AIMR. 99 of the accounts in the composite were not
Large-Cap Portfolio    subject to the investment limitations, diversification
has performed or       requirements and other restrictions of the Investment
will perform. Total    Company Act of 1940 or Subchapter M of the Internal
returns represent      Revenue Code, which, if imposed, could have adversely
past performance of    affected the performance.
the Capital
Guardian Non-U.S.      The first column (after "Year") shows performance of
Equity Composite       the Capital Guardian Non-U.S. Equity Composite after
and not the            the highest advisory fees and operating expenses
International          charged to the accounts in the composite have been
Large-Cap              deducted. The fees and expenses of the composite
Portfolio.             include investment advisory fees, but, for the accounts
                       other than the mutual funds, do not include custody
Returns do not         fees or other expenses normally paid by mutual funds
reflect fees and       and which the International Large-Cap Portfolio pays.
expenses associated    If these expenses were included, returns would be
with any variable      lower.
annuity contract or
variable life          The second column shows performance of the MSCI EAFE
insurance policy,      Index, an index of stocks from 21 countries in Europe,
and would be lower     Australia, New Zealand and Asia. Results include
if they did.           reinvested dividends.

--------------------------------------------------------------------------------
LAZARD ASSET MANAGEMENT
--------------------------------------------------------------------------------

The chart to the       This chart does not show you the performance of the
right shows the        International Value Portfolio - it shows the
historical             performance of similar accounts managed by Lazard.
performance of the
Lazard                 Annual total returns and average annual total returns
International ADR      for the periods ending December 31, 2000
Equity Composite,      -------------------------------------------------------------------
calculated                                         Lazard International ADR
according to the                                   Equity Composite,
standards set by                     Lazard        adjusted to reflect estimated
the Association for                  International fees and expenses of the
Investment                           ADR Equity    International Value           MSCI EAFE
Management and         Year          Composite (%) Portfolio (%)/2/              Index (%)
Research (AIMR).       -------------------------------------------------------------------
Each of the 104
advisory accounts      2000           3.76          2.80                         (13.96)
in the composite       1999          20.19         19.80                          27.30
has investment         1998          23.74         23.96                          20.33
objectives,            1997          18.91         19.02                           1.78
policies and           1996          12.09         12.14                           6.04
strategies that are    1995           6.00          5.92                          11.21
substantially          1994/1/        1.24          1.06                           7.80
similar to those of    1 year         3.76          2.80                         (13.96)
the International      3 years       16.13         15.15                           9.64
Value Portfolio.       5 years       16.31         15.32                           7.43
                       Since
                       Inception/1/  12.85         11.85                           8.10
                       -------------------------------------------------------------------

The composite          /1/ The inception date of the composite was January 1,
performance shows          1994.
the historical
track record of the    /2/ In calculating returns, the International Value
portfolio manager          Portfolio's actual expense rates were used for 1994
and is not intended        to present.
to imply how the
International Value    The results shown above are a composite of actual
Portfolio has          performance for 104 advisory accounts, calculated
performed or will      according to the standards set by AIMR. The accounts in
perform. Total         the composite were not subject to the investment
returns represent      limitations, diversification requirements and other
past performance of    restrictions of the Investment Company Act of 1940 or
the Lazard             Subchapter M of the Internal Revenue Code, which, if
International ADR      imposed, could have adversely affected the performance.
Equity Composite
and not the            The first column (after "Year") shows performance of
International Value    Lazard International ADR Equity Composite after average
Portfolio.             advisory fees and operating expenses charged to the
                       accounts in the composite have been deducted. The fees
The International      and expenses of the composite include investment
ADR Equity             advisory fees but do not include custody fees or other
Composite is a         expenses normally paid by mutual funds and which the
byproduct of           International Value Portfolio pays. If these fees were
Lazard's global        included, returns would be lower.
research platform
and represents our     The second column shows the performance of the MSCI
strongest              EAFE Index, an index of stocks from 21 countries in
conviction             Europe, Australia, New Zealand and Asia. Results
securities in the      include reinvested dividends.
international
developed markets.
The composite to
the right was
created for clients
whose custodial
arrangements
require securities
to be held in U.S.
dollar
denominations, and
therefore, ADR's.
Lazard believes and
represents that
investing in
ordinary shares
would have produced
substantially the
same performance.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

PERFORMANCE OF COMPARABLE ACCOUNTS

--------------------------------------------------------------------------------
PACIFIC INVESTMENT MANAGEMENT COMPANY
--------------------------------------------------------------------------------

The chart to the       This chart does not show you the performance of the
right shows the        Inflation Managed Portfolio -- it shows the performance
historical             of similar accounts managed by PIMCO.
performance of the
PIMCO Real Return      Annual total returns and average annual total returns
Full Authority         for the periods ending December 31, 2000
Composite,             --------------------------------------------------------------------------------
calculated                                                PIMCO Real Return
according to the                                          Full Authority Composite,
standards set by                           PIMCO          adjusted to reflect estimated Lehman Brothers
the Association for                        Real Return    fees and expenses of the      Inflation
Investment                                 Full Authority Inflation Managed             Linked
Management and         Year                Composite (%)  Portfolio (%)/2/              Index (%)
Research (AIMR).       --------------------------------------------------------------------------------
Each of the two
mutual funds in the    2000                13.48          13.43                         13.18
composite has          1999                 5.71           5.58                          2.36
investment             1998                 5.21           5.08                          3.95
objectives,            1997/1/              3.03           2.91                          2.08
policies and           1 year              13.48          13.43                         13.18
strategies that are    3 years              8.07           7.97                          6.39
substantially          Since Inception/1/   7.09           6.98                          5.53
similar to those of    --------------------------------------------------------------------------------
the Inflation
Managed Portfolio.

The composite          /1/ The inception date of the composite was March 1,
performance shows          1997.
the historical
track record of the    /2/ In calculating returns, the Government Securities
portfolio manager          Portfolio's actual expense rates were used for 1997
and is not intended        to present.
to imply how the
Inflation Managed      The first column (after "Year") shows performance of
Portfolio has          the PIMCO Real Return Full Authority Composite after
performed or will      average advisory fees and operating expenses charged to
perform. Total         the accounts in the composite have been deducted,
returns represent      including custody fees and other expenses normally paid
past performance of    by mutual funds and which the Inflation Managed
the PIMCO Real         Portfolio pays.
Return Full
Authority Composite    The second column shows the performance of the Lehman
and not the            Brothers Inflation Linked Index, an index of all
Inflation Managed      outstanding Treasury inflation protected securities
Portfolio.             (TIPS). Results include reinvested dividends.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

INFORMATION FOR INVESTORS

                       The Pacific Select Fund is available only to people who own a variable annuity contract or variable life insurance policy issued or administered by Pacific Life Insurance Company or its subsidiaries. You do not buy, sell or exchange shares of the fund's portfolios - you choose investment options through your annuity contract or life insurance policy. Pacific Life or its insurance subsidiaries then invest in the portfolios of the Pacific Select Fund according to the investment options you've chosen. You'll find information about how this works in the accompanying product prospectus or offering memorandum.

                       --------------------------------------------------------
How share prices       Each Pacific Select Fund portfolio is divided into
are calculated         shares. The price of a portfolio's shares is called its
                       net asset value per share. Net asset value per share forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares.

                       Each portfolio's net asset value per share is calculated once a day, every day the New York Stock Exchange (NYSE) is open, usually at or about 4:00 p.m. Eastern time. Generally, for any transaction, we'll use the next asset value calculated after we receive a request to buy, sell or exchange shares.

An example of how      The net asset value per share is calculated by taking
we calculate net       the total value of a portfolio's assets, subtracting
asset value per        the liabilities, and then dividing by the number of
share                  shares that have already been issued. The value of a
                       portfolio's assets is based on the total market value of all of the securities it holds. In general, the value of each security is based on its actual or estimated market value, with special provision for assets without readily available market quotes, for short-term debt securities, and for situations where market quotations are deemed unreliable or stale. This special provision means a fair value for a security is determined under procedures adopted and monitored by the fund's board of trustees. If the NYSE closes early, the portfolio will normally consider the closing price of a security to be its price at 4:00 p.m. Eastern time.

     $80 million portfolio's assets
-     $3 million portfolio's liabilities
----------------
     $77 million
/      7 million outstanding shares
----------------
=            $11 net asset value
----------------
                 per share

                       A delay may happen in any of the following situations:
                       . the New York Stock Exchange closes on a day other
                         than a regular holiday or weekend
                       . trading on the New York Stock Exchange is restricted . an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a variable account's assets, or
                       . the SEC permits a delay for the protection of
                         shareholders.

                       Because foreign securities can be traded on weekends, U.S. holidays and other times when the NYSE is closed, changes in the market value of these securities are not always reflected in the portfolio's net asset value. It's not possible to buy, sell, exchange or reinvest shares on days the NYSE is closed, even if there has been a change in the market value of these securities.

                       Variable annuity contracts and variable life insurance policies may have other restrictions on buying and selling shares.

                       --------------------------------------------------------
Brokerage
enhancement plan       The fund has adopted a brokerage enhancement plan under
                       which the fund, through its distributor, Pacific Select
The brokerage          Distributors, Inc., can ask Pacific Life and each of
enhancement plan       the fund's portfolio managers to allocate brokerage
was adopted by the     transactions to particular brokers or dealers, subject
fund pursuant to       to best price and execution, to help promote the
Rule 12b-1 under       distribution of the fund's shares. In return for
the Investment         brokerage transactions, certain brokers and dealers may
Company Act of         give brokerage credits, other benefits or services or
1940, and may be       other compensation that, under the plan, may be used
considered a           with broker-dealers to help obtain certain
distribution plan      distribution-related activities or services. These
because it uses a      credits or other compensation may be applied toward
fund asset -           another service or benefit provided by a broker-dealer
brokerage - to help    such as (but not limited to) the ability to promote the
promote                fund at a conference or meeting sponsored by a broker-
distribution of the    dealer.
fund's shares.
                       The plan is not expected to increase brokerage costs to a portfolio. The granting of brokerage credits or receipt of other compensation under the plan may be a factor considered by a portfolio manager or the adviser in allocating brokerage. In addition, a portfolio manager or the adviser is always free to consider the sale of fund shares or variable contracts in allocating brokerage.

FINANCIAL HIGHLIGHTS

The financial highlights table is designed to help you understand how the Pacific Select Fund portfolios have performed for the past five years (or since inception, if shorter). Certain information reflects financial results for a single portfolio share. Total investment return indicates how much an investment in the portfolio would have earned, assuming all dividends and distributions had been reinvested. Financial highlights do not appear for the I-Net Tollkeeper Portfolio because this portfolio started on May 1, 2000 and for the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth or Global Growth Portfolios because these Portfolios started on January 2, 2001.

                                  Aggressive Equity Portfolio                  Emerging Markets Portfolio
                          ---------------------------------------------- -------------------------------------------
                              1996/2/     1997    1998/4/  1999    2000     1996/2/   1997    1998     1999    2000
------------------------  ---------------------------------------------- -------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $   10.00    10.78    11.18   12.66            10.00     9.68     9.47     6.85
Plus income from
 investment operations
Net investment income
 (loss)                     $    0.01    (0.01)    0.01   (0.01)           (0.02)    0.06     0.10     0.03
Net realized and
 unrealized gain (loss)
 on securities              $    0.78     0.41     1.47    3.27            (0.30)   (0.22)   (2.64)    3.63
------------------------  ---------------------------------------------- -------------------------------------------
Total from investment
 operations                 $    0.79     0.40     1.48    3.26            (0.32)   (0.16)   (2.54)    3.66
Less distributions
Dividends from net
 investment income          $   (0.01)       -        -       -                -    (0.05)   (0.08)   (0.03)
Distributions from
 capital gains              $       -        -        -   (1.37)               -        -        -        -
------------------------  ---------------------------------------------- -------------------------------------------
Total distributions         $   (0.01)       -        -   (1.37)               -    (0.05)   (0.08)   (0.03)
Net asset value, end of
 year                       $   10.78    11.18    12.66   14.55             9.68     9.47     6.85    10.48
------------------------  ---------------------------------------------- -------------------------------------------
Total investment
 return/1/                  %    7.86     3.78    13.22   27.35            (3.23)   (1.69)  (26.83)   53.56
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $  49,849  122,752  218,712 466,360           44,083   99,425  106,570  217,030
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %    1.02     0.86     0.89    0.85             2.18     1.46     1.46     1.41
 . before waivers,
   reimbursements and
   credits                  %    1.03     0.87     0.89    0.85             2.22     1.47     1.46     1.42
Ratios of net investment
 income (loss) to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %   (0.11)   (0.13)    0.01   (0.12)           (0.11)    0.80     1.42     0.74
 . before waivers,
   reimbursements and
   credits                  %   (0.12)   (0.13)    0.01   (0.13)           (0.14)    0.79     1.42     0.74
Portfolio turnover rate     %   79.86   189.21   184.42  100.85            47.63    69.60    29.82    48.52
                                     Diversified Research                        Small-Cap Equity Portfolio
                          ---------------------------------------------- -------------------------------------------
                                                                    2000    1996     1997     1998     1999     2000
------------------------  ---------------------------------------------- -------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $                                              18.57    21.45    24.61    22.92
Plus income from
 investment operations
Net investment income       $                                               0.08     0.05     0.02     0.05
Net realized and
 unrealized gain (loss)
 on securities              $                                               4.11     5.65     0.90     9.75
------------------------  ---------------------------------------------- -------------------------------------------
Total from investment
 operations                 $                                               4.19     5.70     0.92     9.80
Less distributions
Dividends from net
 investment income          $                                              (0.09)   (0.05)   (0.02)   (0.05)
Distributions from
 capital gains              $                                              (1.22)   (2.49)   (2.59)   (2.88)
------------------------  ---------------------------------------------- -------------------------------------------
Total distributions         $                                              (1.31)   (2.54)   (2.61)   (2.93)
Net asset value, end of
 year                       $                                              21.45    24.61    22.92    29.79
------------------------  ---------------------------------------------- -------------------------------------------
Total investment
 return/1/                  %                                              23.62    30.27     2.69    47.52
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $                                            167,335  246,555  267,958  425,107
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %                                               0.76     0.70     0.70     0.70
 . before waivers,
   reimbursements and
   credits                  %                                               0.76     0.70     0.70     0.70
Ratios of net investment
 income to average net
 assets
 . after waivers,
   reimbursements and
   credits                  %                                               0.44     0.22     0.11     0.22
 . before waivers,
   reimbursements and
   credits                  %                                               0.43     0.21     0.11     0.22
Portfolio turnover rate     %                                              70.22    52.20    48.48    49.34

The information in the financial highlights tables for the years 1996 through 2000 is included and can be read in conjunction with the fund's financial statements, which are in the fund's annual report dated as of December 31, 2000. These financial statements have been audited by Deloitte & Touche LLP, independent auditors. Please turn to the back cover to find out how you can get a copy of the annual report.

                                    International Large-Cap                       Equity Portfolio
                          ------------------------------------------- ---------------------------------------------
                                                                 2000    1996     1997     1998       1999     2000
------------------------  ------------------------------------------- ---------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $                                           17.52    21.07    23.89      29.27
Plus income from
 investment operations
Net investment income       $                                            0.02     0.14     0.09       0.03
Net realized and
 unrealized gain on
 securities                 $                                            4.71     3.58     7.01      10.56
------------------------  ------------------------------------------- ---------------------------------------------
Total from investment
 operations                 $                                            4.73     3.72     7.10      10.59
Less distributions
Dividends from net
 investment income          $                                           (0.02)   (0.13)   (0.09)     (0.03)
Distributions from
 capital gains              $                                           (1.16)   (0.77)   (1.63)     (2.33)
------------------------  ------------------------------------------- ---------------------------------------------
Total distributions         $                                           (1.18)   (0.90)   (1.72)     (2.36)
Net asset value, end of
 year                       $                                           21.07    23.89    29.27      37.50
------------------------  ------------------------------------------- ---------------------------------------------
Total investment
 return/1/                  %                                           28.03    18.18    30.28      38.54
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $                                         207,897  318,143  502,629  1,042,678
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %                                            0.74     0.70     0.71       0.69
 . before waivers,
   reimbursements and
   credits                  %                                            0.74     0.70     0.71       0.69
Ratios of net investment
 income to average net
 assets
 . after waivers,
   reimbursements and
   credits                  %                                            0.05     0.59     0.35       0.11
 . before waivers,
   reimbursements and
   credits                  %                                            0.05     0.59     0.35       0.11
Portfolio turnover rate     %                                           90.98   159.88   130.51      58.72

                                       I-Net Tollkeeper                       Multi-Strategy Portfolio/6/
                          ------------------------------------------- ---------------------------------------------
                                                                 2000    1996     1997     1998       1999     2000
------------------------  ------------------------------------------- ---------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $                                           14.20    14.75    16.18      17.32
Plus income from
 investment operations
Net investment income       $                                            0.48     0.50     0.46       0.44
Net realized and
 unrealized gain on
 securities                 $                                            1.20     2.23     2.34       0.74
------------------------  ------------------------------------------- ---------------------------------------------
Total from investment
 operations                 $                                            1.68     2.73     2.80       1.18
Less distributions
Dividends from net
 investment income          $                                           (0.48)   (0.50)   (0.46)     (0.43)
Distributions from
 capital gains              $                                           (0.65)   (0.80)   (1.20)     (1.09)
------------------------  ------------------------------------------- ---------------------------------------------
Total distributions         $                                           (1.13)   (1.30)   (1.66)     (1.52)
Net asset value, end of
 year                       $                                           14.75    16.18    17.32      16.98
------------------------  ------------------------------------------- ---------------------------------------------
Total investment
 return/1/                  %                                           12.56    19.62    18.17       7.04
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $                                         225,619  367,128  576,424    739,506
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %                                            0.78     0.71     0.70       0.70
 . before waivers,
   reimbursements and
   credits                  %                                            0.78     0.71     0.71       0.70
Ratios of net investment
 income to average net
 assets
 . after waivers,
   reimbursements and
   credits                  %                                            3.37     3.25     2.81       2.57
 . before waivers,
   reimbursements and
   credits                  %                                            3.37     3.25     2.81       2.56
Portfolio turnover rate     %                                          132.94    71.89   102.38     196.97

FINANCIAL HIGHLIGHTS

                                      Equity Income Portfolio                        Strategic Value Portfolio
                          --------------------------------------------------- ---------------------------------------
                                 1996     1997       1998       1999     2000                                    2000
------------------------  --------------------------------------------------- ---------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $   18.21    20.45      24.47      26.89
Plus income from
 investment operations
Net investment income
 (loss)                     $    0.24     0.20       0.20       0.24
Net realized and
 unrealized gain on
 securities                 $    3.15     5.35       5.44       3.20
------------------------  --------------------------------------------------- ---------------------------------------
Total from investment
 operations                 $    3.39     5.55       5.64       3.44
Less distributions
Dividends from net
 investment income          $   (0.24)   (0.20)     (0.20)     (0.24)
Distributions from
 capital gains              $   (0.91)   (1.33)     (3.02)     (2.34)
------------------------  --------------------------------------------------- ---------------------------------------
Total distributions         $   (1.15)   (1.53)     (3.22)     (2.58)
Net asset value, end of
 year                       $   20.45    24.47      26.89      27.75
------------------------  --------------------------------------------------- ---------------------------------------
Total investment
 return/1/                  %   19.43    28.60      24.18      13.26
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $ 429,262  806,112  1,262,143  1,813,224
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %    0.75     0.70       0.69       0.70
 . before waivers,
   reimbursements and
   credits                  %    0.75     0.70       0.70       0.70
Ratios of net investment
 income (loss) to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %    1.31     0.91       0.84       0.91
 . before waivers,
   reimbursements and
   credits                  %    1.31     0.91       0.84       0.91
Portfolio turnover rate     %   94.95   105.93      80.78      69.34

                                        Growth LT Portfolio                            Focused 30 Portfolio
                          --------------------------------------------------- ---------------------------------------
                                 1996     1997       1998       1999     2000                                    2000
------------------------  --------------------------------------------------- ---------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $   14.12    16.50      17.31      26.20
Plus income from
 investment operations
Net investment income
 (loss)                     $    0.14     0.16      (0.04)      0.15
Net realized and
 unrealized gain on
 securities                 $    2.37     1.51       9.86      23.95
------------------------  --------------------------------------------------- ---------------------------------------
Total from investment
 operations                 $    2.51     1.67       9.82      24.10
Less distributions
Dividends from net
 investment income          $   (0.13)   (0.09)     (0.05)         -
Distributions from
 capital gains              $       -    (0.77)     (0.88)     (2.63)
------------------------  --------------------------------------------------- ---------------------------------------
Total distributions         $   (0.13)   (0.86)     (0.93)     (2.63)
Net asset value, end of
 year                       $   16.50    17.31      26.20      47.67
------------------------  --------------------------------------------------- ---------------------------------------
Total investment
 return/1/                  %   17.87    10.96      58.29      98.08
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $ 438,154  677,147  1,279,759  3,655,851
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %    0.87     0.82       0.80       0.79
 . before waivers,
   reimbursements and
   credits                  %    0.87     0.82       0.80       0.79
Ratios of net investment
 income (loss) to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %    0.74     0.52      (0.08)     (0.33)
 . before waivers,
   reimbursements and
   credits                  %    0.74     0.52      (0.08)     (0.33)
Portfolio turnover rate     %  147.02   145.17     116.96     111.56

                                    Mid-Cap Value Portfolio                         International Value Portfolio
                        --------------------------------------------------- ---------------------------------------------
                                                           1999/3/     2000    1996  1997/5/     1998       1999     2000
----------------------  --------------------------------------------------- ---------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year        $                                  10.00            12.93    15.40    16.21      15.80
Plus income from
 investment operations
Net investment income     $                                   0.02             0.28     0.41     0.11       0.06
Net realized and
 unrealized gain on
 securities               $                                   0.50             2.54     1.00     0.90       3.37
----------------------  --------------------------------------------------- ---------------------------------------------
Total from investment
 operations               $                                   0.52             2.82     1.41     1.01       3.43
Less distributions
Dividends from net
 investment income        $                                  (0.02)           (0.23)   (0.29)   (0.17)     (0.12)
Distributions from
 capital gains            $                                      -            (0.12)   (0.31)   (1.25)     (0.62)
----------------------  --------------------------------------------------- ---------------------------------------------
Total distributions       $                                  (0.02)           (0.35)   (0.60)   (1.42)     (0.74)
Net asset value, end
 of year                  $                                  10.50            15.40    16.21    15.80      18.49
----------------------  --------------------------------------------------- ---------------------------------------------
Total investment
 return/1/                %                                   5.22            21.89     9.28     5.60      22.82
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
 year (in thousands)      $                                107,434          454,019  764,036  996,215  1,683,446
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                %                                   0.97             1.07     1.02     1.00       1.01
 . before waivers,
   reimbursements and
   credits                %                                   0.97             1.07     1.03     1.00       1.01
Ratios of net
 investment income to
 average net assets
 . after waivers,
   reimbursements and
   credits                %                                   0.44             2.28     1.81     1.36       1.12
 . before waivers,
   reimbursements and
   credits                %                                   0.44             2.28     1.79     1.36       1.12
Portfolio turnover
 rate                     %                                  84.14            20.87    84.34    45.61      55.56

                                    Equity Index Portfolio                          Small-Cap Index Portfolio
                        --------------------------------------------------- ---------------------------------------------
                               1996     1997       1998       1999     2000                              1999/3/     2000
----------------------  --------------------------------------------------- ---------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year        $   17.45    20.42      25.71      32.33                                         10.00
Plus income from
 investment operations
Net investment income     $    0.37     0.37       0.38       0.39                                          0.06
Net realized and
 unrealized gain
 (loss) on securities     $    3.42     6.13       6.83       6.24                                          1.87
----------------------  --------------------------------------------------- ---------------------------------------------
Total from investment
 operations               $    3.79     6.50       7.21       6.63                                          1.93
Less distributions
Dividends from net
 investment income        $   (0.37)   (0.37)     (0.37)     (0.39)                                        (0.06)
Distributions from
 capital gains            $   (0.45)   (0.84)     (0.22)     (0.16)                                        (0.13)
----------------------  --------------------------------------------------- ---------------------------------------------
Total distributions       $   (0.82)   (1.21)     (0.59)     (0.55)                                        (0.19)
Net asset value, end
 of year                  $   20.42    25.71      32.33      38.41                                         11.74
----------------------  --------------------------------------------------- ---------------------------------------------
Total investment
 return/1/                %   22.36    32.96      28.45      20.59                                         19.36
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
 year (in thousands)      $ 393,412  874,136  1,496,457  2,423,611                                       115,052
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                %    0.31     0.23       0.21       0.20                                          0.75
 . before waivers,
   reimbursements and
   credits                %    0.31     0.23       0.21       0.21                                          0.94
Ratios of net
 investment income to
 average net assets
 . after waivers,
   reimbursements and
   credits                %    2.05     1.61       1.33       1.14                                          0.99
 . before waivers,
   reimbursements and
   credits                %    2.04     1.61       1.33       1.13                                          0.80
Portfolio turnover
 rate                     %   20.28     2.58       2.48       4.16                                         52.06

FINANCIAL HIGHLIGHTS



                                         REIT Portfolio                            Inflation Managed Portfolio
                          ------------------------------------------------- ---------------------------------------------
                                                           1999/3/     2000    1996     1997     1998       1999     2000
------------------------  ------------------------------------------------- ---------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $                                10.00            10.84    10.38    10.78      10.98
Plus income from
 investment operations
Net investment income       $                                 0.39             0.56     0.53     0.54       0.52
Net realized and
 unrealized gain (loss)
 on securities              $                                (0.39)           (0.27)    0.42     0.42      (0.74)
------------------------  ------------------------------------------------- ---------------------------------------------
Total from investment
 operations                 $                                 0.00             0.29     0.95     0.96      (0.22)
Less distributions
Dividends from net
 investment income          $                                (0.39)           (0.53)   (0.55)   (0.55)     (0.52)
Distributions from
 capital gains              $                                (0.02)           (0.22)       -    (0.21)     (0.14)
------------------------  ------------------------------------------------- ---------------------------------------------
Total distributions         $                                (0.41)           (0.75)   (0.55)   (0.76)     (0.66)
Net asset value, end of
 year                       $                                 9.59            10.38    10.78    10.98      10.10
------------------------  ------------------------------------------------- ---------------------------------------------
Total investment
 return/1/                  %                                (0.01)            2.94     9.48     9.24      (1.95)
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $                               50,101           97,542  129,900  190,428    428,174
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %                                 1.28             0.72     0.66     0.66       0.66
 . before waivers,
   reimbursements and
   credits                  %                                 1.28             0.72     0.67     0.66       0.66
Ratios of net investment
 income to average net
 assets
 . after waivers,
   reimbursements and
   credits                  %                                 6.09             5.33     5.39     5.16       5.19
 . before waivers,
   reimbursements and
   credits                  %                                 6.09             5.33     5.38     5.16       5.19
Portfolio turnover rate     %                                20.24           307.13   203.01   266.83     370.28

                                     Managed Bond Portfolio                          Money Market Portfolio
                          ------------------------------------------------- ---------------------------------------------
                                 1996     1997     1998       1999     2000    1996     1997     1998       1999     2000
------------------------  ------------------------------------------------- ---------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $   11.10    10.75    11.14      11.38            10.02    10.04    10.06      10.05
Plus income from
 investment operations
Net investment income       $    0.59     0.59     0.57       0.59             0.47     0.51     0.52       0.46
Net realized and
 unrealized gain (loss)
 on securities              $   (0.15)    0.44     0.40      (0.79)            0.02     0.01        -       0.03
------------------------  ------------------------------------------------- ---------------------------------------------
Total from investment
 operations                 $    0.44     1.03     0.97      (0.20)            0.49     0.52     0.52       0.49
Less distributions
Dividends from net
 investment income          $   (0.57)   (0.60)   (0.58)     (0.59)           (0.47)   (0.50)   (0.53)     (0.46)
Distributions from
 capital gains              $   (0.22)   (0.04)   (0.15)     (0.26)               -        -        -          -
------------------------  ------------------------------------------------- ---------------------------------------------
Total distributions         $   (0.79)   (0.64)   (0.73)     (0.85)           (0.47)   (0.50)   (0.53)     (0.46)
Net asset value, end of
 year                       $   10.75    11.14    11.38      10.33            10.04    10.06    10.05      10.08
------------------------  ------------------------------------------------- ---------------------------------------------
Total investment
 return/1/                  %    4.25     9.92     9.20      (1.91)            5.07     5.28     5.29       4.94
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $ 260,270  468,575  765,989  1,090,978          322,193  451,505  479,121  1,057,072
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %    0.71     0.66     0.66       0.65             0.50     0.44     0.42       0.39
 . before waivers,
   reimbursements and
   credits                  %    0.71     0.66     0.66       0.66             0.50     0.44     0.43       0.40
Ratios of net investment
 income to average net
 assets
 . after waivers,
   reimbursements and
   credits                  %    5.71     5.72     5.40       5.68             4.93     5.17     5.17       4.87
 . before waivers,
   reimbursements and
   credits                  %    5.71     5.72     5.40       5.67             4.93     5.17     5.16       4.87
Portfolio turnover rate     %  386.16   230.87   230.99     374.74              N/A      N/A      N/A        N/A

                                   High Yield Bond Portfolio                     Large-Cap Value Portfolio
                          ----------------------------------------------- ----------------------------------------
                                 1996     1997     1998     1999     2000                         1999/3/     2000
------------------------  ----------------------------------------------- ----------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $    9.79     9.94     9.98     9.34                                    10.00
Plus income from
 investment operations
Net investment income       $    0.79     0.78     0.78     0.78                                     0.05
Net realized and
 unrealized gain (loss)
 on securities              $    0.25     0.12    (0.55)   (0.53)                                    1.09
------------------------  ----------------------------------------------- ----------------------------------------
Total from investment
 operations                 $    1.04     0.90     0.23     0.25                                     1.14
Less distributions
Dividends from net
 investment income          $   (0.79)   (0.77)   (0.78)   (0.78)                                   (0.05)
Distributions from
 capital gains              $   (0.10)   (0.09)   (0.09)       -                                        -
------------------------  ----------------------------------------------- ----------------------------------------
Total distributions         $   (0.89)   (0.86)   (0.87)   (0.78)                                   (0.05)
Net asset value, end of
 year                       $    9.94     9.98     9.34     8.81                                    11.09
------------------------  ----------------------------------------------- ----------------------------------------
Total investment
 return/1/                  %   11.31     9.44     2.46     2.90                                    11.46
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $ 184,744  311,125  389,385  448,747                                  169,531
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %    0.71     0.65     0.65     0.65                                     0.97
 . before waivers,
   reimbursements and
   credits                  %    0.71     0.66     0.66     0.66                                     0.97
Ratios of net investment
 income to average net
 assets
 . after waivers,
   reimbursements and
   credits                  %    8.28     7.89     8.18     8.65                                     0.86
 . before waivers,
   reimbursements and
   credits                  %    8.28     7.89     8.17     8.65                                     0.86
Portfolio turnover rate     %  120.06   103.19    75.27    52.38                                    55.23

                       /1/ Assumes all dividends and distributions have been
                           reinvested. Does not include deductions at the separate account or contract level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy.

                       /2/ Information is for the period from April 1, 1996
                           (commencement of operations) to December 31, 1996. The ratios of expenses to average net assets and the ratios of net investment income (loss) to average net assets are annualized.

                       /3/ Information is for the period from January 4, 1999
                           (commencement of operations) to December 31, 1999. The ratios of expenses to average net assets and the ratios of net investment income to average net assets are annualized.

                       /4/ Alliance Capital Management L.P. began managing the
                           portfolio on May 1, 1998. Another firm managed the portfolio before that date.

                       /5/ Morgan Stanley Asset Management began managing the
                           portfolio on June 1, 1997. Other firms managed the portfolio before that date.

                       /6/ Investment objective was changed on January 1,
                           1994.

PACIFIC SELECT FUND    WHERE TO GO FOR MORE INFORMATION

The Pacific Select     You'll find more information about the Pacific Select
Fund is available      Fund in the following documents:
only to people who
own a variable         Annual and semi-annual reports
annuity contract or    The fund's annual and semi-annual reports list the
variable life          holdings of the fund's portfolios, describe portfolio
insurance policy       performance, and tell you how investment strategies and
issued or              portfolio performance have responded to recent market
administered by        conditions and economic trends.
Pacific Life
Insurance Company      Statement of Additional Information (SAI)
or its                 The SAI contains detailed information about each
subsidiaries.          portfolio's investments, strategies and risks, and is
You'll find out how    considered to be part of this prospectus because it is
your annuity           incorporated by reference.
contract or life
insurance policy
works in the
product prospectus
or offering
memorandum that
accompanies this
document.

Please contact         You can get a copy of these documents at no charge by
Pacific Life if you    calling or writing to Pacific Life. You can also get a
have any questions     copy of these documents by contacting the Securities
about any of the       and Exchange Commission. The SEC may charge you a fee
Pacific Select Fund    for this information.
portfolios.

                       --------------------------------------------------------
How to contact         Pacific Life Insurance Company
Pacific Life           700 Newport Center Drive
                       Post Office Box 9000
                       Newport Beach, California 92660

                       Annuities: 1-800-722-2333
                       Life Insurance: 1-800-800-7681

                       --------------------------------------------------------
How to contact the     Public Reference Section of the SEC
SEC                    Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

Form No. 15-15756-15
         483-1A
         85-23252-00   SEC file number 811-5141

                  [LOGO OF PACIFIC SELECT FUND APPEARS HERE]

                              PACIFIC SELECT FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                            Date:      , 2001

                               ----------------

  The Pacific Select Fund is an open-end investment management company currently offering thirty-one investment portfolios. The following twenty-six of those portfolios are classified as diversified: the Blue Chip Portfolio; the Aggressive Growth Portfolio; the Aggressive Equity Portfolio; the Emerging Markets Portfolio; the Diversified Research Portfolio; the Small-Cap Equity Portfolio; the International Large-Cap Portfolio; the Equity Portfolio; the I-Net Tollkeeper PortfolioSM; the Financial Services Portfolio; the Health Sciences Portfolio; the Technology Portfolio; the Telecommunications Portfolio; the Multi-Strategy Portfolio; the Equity Income Portfolio; the Growth LT Portfolio; the Mid-Cap Value Portfolio; the International Value Portfolio; the Capital Opportunities Portfolio; the Equity Index Portfolio; the Small-Cap Index Portfolio; the Inflation Managed Portfolio (formerly called Government Securities Portfolio); the Managed Bond Portfolio; the Money Market Portfolio; the High Yield Bond Portfolio; and the Large-Cap Value Portfolio. The Strategic Value Portfolio, the Focused 30 Portfolio, the Mid-Cap Growth Portfolio, the Global Growth Portfolio and the REIT Portfolio are classified as non-diversified. The Fund's Adviser is Pacific Life Insurance Company.

  This Statement of Additional Information ("SAI") is intended to supplement
the information provided to investors in the Prospectus dated    , 2001, and
any supplement thereto, and has been filed with the Securities and Exchange Commission ("SEC") as part of the Fund's Registration Statement. Investors should note, however, that this SAI is not itself a prospectus and should be read carefully in conjunction with the Fund's Prospectus and retained for future reference. The contents of this SAI are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained free of charge from the Fund at the address and telephone numbers listed below.

                               ----------------

                                 Distributor:

                       Pacific Select Distributors, Inc.
                           700 Newport Center Drive
                                 P.O. Box 9000
                            Newport Beach, CA 92660
                                (800) 800-7681

                                   Adviser:

                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                            Newport Beach, CA 92660
                           Annuities (800) 722-2333
                         Life Insurance (800) 800-7681

                               TABLE OF CONTENTS

INTRODUCTION................................................................   1

ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS............................   1
  Blue Chip Portfolio.......................................................   1
  Aggressive Growth Portfolio...............................................   2
  Aggressive Equity Portfolio...............................................   2
  Emerging Markets Portfolio................................................   3
  Diversified Research Portfolio............................................   3
  Small-Cap Equity Portfolio................................................   4
  International Large-Cap Portfolio.........................................   4
  Equity Portfolio..........................................................   4
  I-Net Tollkeeper Portfolio................................................   5
  Financial Services Portfolio..............................................   6
  Health Sciences Portfolio.................................................   7
  Technology Portfolio......................................................   7
  Telecommunications Portfolio..............................................   8
  Multi-Strategy Portfolio..................................................   8
  Equity Income Portfolio...................................................   8
  Strategic Value Portfolio.................................................   9
  Growth LT Portfolio.......................................................  10
  Focused 30 Portfolio......................................................  10
  Mid-Cap Value Portfolio...................................................  11
  International Value Portfolio.............................................  11
  Capital Opportunities Portfolio...........................................  12
  Mid-Cap Growth Portfolio..................................................  13
  Global Growth Portfolio...................................................  13
  Equity Index Portfolio....................................................  14
  Small-Cap Index Portfolio.................................................  14
  REIT Portfolio............................................................  15
  Inflation Managed Portfolio...............................................  15
  Managed Bond Portfolio....................................................  16
  Money Market Portfolio....................................................  16
  High Yield Bond Portfolio.................................................  17
  Large-Cap Value Portfolio.................................................  18
  Diversification Versus Non-Diversification................................  18

SECURITIES AND INVESTMENT TECHNIQUES........................................  19
  U.S. Government Securities................................................  19
  Inflation-Indexed Bonds...................................................  19
  Real Estate Investment Trusts.............................................  20
  Mortgage-Related Securities...............................................  21
    Mortgage Pass-Through Securities........................................  21
    GNMA Certificates.......................................................  21
    FNMA and FHLMC Mortgage-Backed Obligations..............................  22
    Collateralized Mortgage Obligations (CMOs)..............................  22
    FHLMC Collateralized Mortgage Obligations...............................  23
    Other Mortgage-Related Securities.......................................  23
    CMO Residuals...........................................................  23
    Inverse Floaters and Planned Amortization Class Certificates............  24
    Stripped Mortgage-Backed Securities.....................................  24
    Mortgage Dollar Rolls...................................................  25

  Other Asset-Backed Securities............................................  25
  Zero Coupon, Deferred Interest, Step Coupon and Pay-In-Kind Bonds........  25
  High Yield Bonds.........................................................  26
  Participation on Creditors Committees....................................  27
  Bank Obligations.........................................................  27
  Delayed Funding Loans and Revolving Credit Facilities....................  28
  Loan Participations......................................................  29
  Municipal Securities.....................................................  30
  Small Capitalization Stocks..............................................  31
  Corporate Debt Securities................................................  31
    Tender Option Bonds....................................................  31
  Variable and Floating Rate Securities....................................  31
  Commercial Paper.........................................................  32
  Convertible Securities...................................................  32
  Repurchase Agreements....................................................  34
  Borrowing................................................................  34
  Reverse Repurchase Agreements and Other Borrowings.......................  34
  Firm Commitment Agreements and When-Issued or Delayed Delivery
   Securities..............................................................  35
  Loans of Portfolio Securities............................................  35
  Short Sales..............................................................  36
  Short Sales Against the Box..............................................  36
  Illiquid and Restricted Securities (Private Placements)..................  36
  Precious Metals-Related Securities.......................................  37
  Foreign Securities.......................................................  37
  Foreign Currency Transactions and Forward Foreign Currency Contracts.....  39
  Options..................................................................  41
    Purchasing and Writing Options on Securities...........................  41
    Purchasing and Writing Options on Stock Indexes........................  42
    Risks of Options Transactions..........................................  43
    Spread Transactions....................................................  43
  Options on Foreign Currencies............................................  43
  Investments in Other Investment Company Securities.......................  45
    SPDRs..................................................................  45
    OPALS..................................................................  45
    I-Shares...............................................................  45
  Futures Contracts and Options on Futures Contracts.......................  46
    Futures on Securities..................................................  46
    Interest Rate Futures..................................................  46
    Stock Index Futures....................................................  47
    Futures Options........................................................  47
    Limitations............................................................  48
    Risks Associated with Futures and Futures Options......................  49
  Foreign Currency Futures and Options Thereon.............................  50
  Swap Agreements and Options on Swap Agreements...........................  50
    Risks of Swap Agreements...............................................  51
  Hybrid Instruments.......................................................  51
  Structured Notes.........................................................  52
  Warrants and Rights......................................................  52
  Duration.................................................................  52

INVESTMENT RESTRICTIONS....................................................  53
  Fundamental Investment Restrictions......................................  53
  Nonfundamental Investment Restrictions...................................  54

ORGANIZATION AND MANAGEMENT OF THE FUND.....................................  56
  Trustees and Officers.....................................................  56
  Investment Adviser........................................................  57
  Other Expenses of the Fund................................................  60
  Portfolio Management Agreements...........................................  61
  Distribution of Fund Shares...............................................  70
  Purchases and Redemptions.................................................  71
  Exchanges Among the Portfolios............................................  72

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................  72
  Investment Decisions......................................................  72
  Brokerage and Research Services...........................................  72
  Portfolio Turnover........................................................  74

NET ASSET VALUE.............................................................  74

PERFORMANCE INFORMATION.....................................................  76

TAXATION....................................................................  79
  Distributions.............................................................  80
  Hedging Transactions......................................................  80

OTHER INFORMATION...........................................................  80
  Concentration Policy......................................................  80
  Brokerage Enhancement Plan................................................  81
  Capitalization............................................................  81
  Voting Rights.............................................................  82
  Custodian and Transfer Agency and Dividend Disbursing Services............  82
  Financial Statements......................................................  83
  Independent Auditors......................................................  83
  Counsel...................................................................  83
  Code of Ethics............................................................  83
  Registration Statement....................................................  83

APPENDIX....................................................................  84
  Description of Bond Ratings...............................................  84

                                 INTRODUCTION

  This SAI is designed to elaborate upon information contained in the Prospectus, including the discussion of certain securities and investment techniques. The more detailed information contained herein is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Fund's securities and investment techniques.

               ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS

  The investment objective and investment policies of each Portfolio are described in the Prospectus. The following descriptions and the information in the section "Investment Restrictions" provide more detailed information on investment policies that apply to each Portfolio, and are intended to supplement the information provided in the Prospectus. Any percentage limitations noted are based on market value at time of investment.

  Unless otherwise noted, a Portfolio may invest up to 5% of its net assets (taken at market value at the time of such investment) in any type of security or investment that the Investment Adviser or Portfolio Manager reasonably believes is compatible with the investment objectives and policies of the Portfolio.

  Unless otherwise noted, a Portfolio may lend up to 33 1/3% of its assets to brokers/dealers and other financial institutions to earn income, may borrow money for administrative or emergency purposes, may invest in restricted securities, and may invest up to 15% of its net assets in illiquid securities (up to 10% for the Money Market Portfolio).

Blue Chip Portfolio

  It is anticipated that the portfolio will generally invest in large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded companies listed in the United States).

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest a portion of its assets in: preferred stocks, convertible securities, corporate debt securities, bankers acceptances, commercial paper, U.S. government securities, its agencies or instrumentalities, repurchase agreements, warrants, securities issued on a when-issued or delayed delivery basis, up to 25% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs")), up to 25% of its assets in equity and/or debt Real Estate Investment Trusts ("REITs"), up to 10% of its assets in convertible securities, although the portfolio will not invest in non-convertible corporate debt securities rated Ba or lower by Moody's Investor's Service, Inc. ("Moody's") or BB or lower by Standard and Poor's Rating Services ("S&P"), or if not rated by Moody's or S&P, of equivalent quality as determined by the Portfolio Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix. The Portfolio may also engage in "short sales against the box," in which the Portfolio sells short a security it owns.

  The Portfolio may also use forward contracts, futures contracts (including interest rate, currency or stock index futures), purchase and write (covered) options on securities, indices, currencies, and futures contracts to attempt to hedge against the overall level of investment and currency risk associated with its investments. The Portfolio will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceed 20% of the Portfolio's assets. The Portfolio may also engage in foreign currency transactions and forward currency contracts.

  The Portfolio may borrow from banks and broker/dealers, however, the Portfolio may not borrow for leveraging, but may borrow for temporary or emergency cash purposes in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's assets.

Aggressive Growth Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest a portion of its assets in: preferred stocks, convertible securities, corporate debt securities, bankers acceptances, commercial paper, U.S. government securities, its agencies or instrumentalities, repurchase agreements, warrants, securities issued on a when-issued or delayed delivery basis, up to 25% of its assets in foreign securities (including ADRs and EDRs) and up to 25% of its assets in equity and/or debt REITs. The Portfolio may also engage in "short sales against the box," in which the Portfolio sells short a security it owns.

  The Portfolio may also use forward contracts, futures contracts (including interest rate, currency, or stock index futures), purchase and write (covered) options on securities, indices, currencies, and futures contracts to attempt to hedge against the overall level of investment and currency risk associated with its investments. The Portfolio will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceed 20% of the Portfolio's assets. The Portfolio may also engage in foreign currency transactions and forward currency contracts.

  The Portfolio may borrow from banks and broker/dealers, however, the Portfolio may not borrow for leveraging, but may borrow for temporary or emergency cash purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's assets.

Aggressive Equity Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest a portion of its assets in: high-quality money market instruments; mortgage-related and asset-backed securities; convertible securities; repurchase agreements and reverse repurchase agreements; small capitalization stocks; ADRs; U.S. government securities, its agencies or instrumentalities; U.S. dollar-denominated obligations of foreign governments, foreign government agencies and international agencies; variable and floating rate securities; firm commitment agreements; when-issued securities; may enter into short sales against the box; and securities of foreign issuers traded in the U.S. securities markets and outside the U.S. (including commercial paper), provided that the Portfolio may not acquire a security of a foreign issuer principally traded outside the U.S. if, at the time of such investment, more than 20% of the Portfolio's assets would be invested in such foreign securities.

  The Portfolio may also invest up to 5% of its net assets in warrants and rights (valued at the lower of cost or market) provided that no more than 2% of its net assets are invested in warrants not listed on the New York or American Stock Exchanges; and may invest in U.S. dollar-denominated corporate debt securities of domestic issuers (including U.S. dollar-denominated debt securities of foreign issuers) and debt securities of foreign issuers denominated in foreign currencies, rated Baa by Moody's or BBB by S&P, or, if not rated by Moody's or S&P, of equivalent quality as determined by the Portfolio Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix.

  Bank obligations of foreign banks (including U.S. branches of foreign banks) in which the Portfolio may invest must, at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets;
(ii) in terms of assets be among the 75 largest foreign banks in the world;
(iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the U.S.; and (iv) in the opinion of the Portfolio Manager, be of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.

  For hedging purposes, the Portfolio may purchase put and call options on securities and securities indexes and may write covered call and secured put options. The Portfolio may also purchase and sell stock index futures contracts and options thereon. To hedge against the risk of currency fluctuation associated with investment in foreign securities, the Portfolio may buy or sell foreign currencies on a spot (cash) basis and enter into forward foreign currency contracts or purchase and write options on foreign currencies or foreign currency futures contracts and purchase and write options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. The Portfolio may engage in "short sales against the box," in which the Portfolio sells short a security it owns, as long as no more than 15% of the Portfolio's net assets would be subject to such short sales at any time.

Emerging Markets Portfolio

  The Portfolio is subject to guidelines for diversification of foreign security investments that prescribe the minimum number of countries in which the Portfolio's assets may be invested. These guidelines are discussed under "Foreign Securities."

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest up to 10% of its assets in U.S. government securities, high quality debt securities, money market obligations, and in cash to meet cash flow needs or if the U.S. government ever imposes restrictions on foreign investing. Such money market obligations may include short-term corporate or U.S. government obligations and bank certificates of deposit. The Portfolio may also invest in: nonconvertible fixed income securities denominated in foreign currencies; small capitalization stocks; equity index swap agreements; ADRs; GDRs; EDRs, or other securities convertible into equity securities of U.S. or foreign issuers; up to 5% of its net assets in warrants and rights (valued at the lower of cost or market) provided that no more than 2% of its net assets are invested in warrants not listed on the New York or American Stock Exchanges; variable and floating rate securities; warrants on securities that it is eligible to purchase; preferred stock; repurchase agreements; reverse repurchase agreements; firm commitment agreements; and when-issued securities. The Portfolio is also permitted to invest in other investment company securities including Optimised Portfolios as Listed Securities ("OPALS"). The debt securities (including commercial paper, foreign government and international agencies) and money market obligations in which the Portfolio invests may be issued by U.S. and foreign issuers and may be denominated in U.S. dollars or foreign currencies. The Portfolio may invest in corporate debt securities rated Baa or better by Moody's or BBB or better by S&P, or, if not rated by Moody's or S&P, of equivalent quality as determined by the Portfolio Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix.

  The Portfolio may only invest in bank obligations of foreign banks (including U.S. branches of foreign banks) which at the time of investment:
(i) had more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the U.S.; and (iv) in the opinion of the portfolio manager, are of an investment quality comparable to obligations of U.S. banks in which the portfolio may invest.

  The Portfolio may engage in the purchase and writing of put and call options on foreign currencies, securities, and stock indexes. The Portfolio may also engage in futures contracts on securities and stock indexes, including foreign exchange futures contracts, and may purchase and sell put and call options thereon. The Portfolio may enter into forward foreign currency contracts, foreign currency exchange transactions on a spot (i.e., cash) basis, cross-hedge between two non-U.S. currencies, and use derivatives and other management techniques to hedge and manage changes in currency exchange rates. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S.

  Investors should understand that the expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher.

Diversified Research Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: U.S. dollar-denominated corporate debt securities of domestic and foreign issuers; convertible securities; U.S.

government securities; equity REITs; bank obligations; warrants; firm commitment agreements; when-issued securities; commercial paper; repurchase agreements; and reverse repurchase agreements. The Portfolio may also invest in foreign issuers whose principal markets are in the U.S. (which include ADRs and foreign securities registered in the U.S.); and up to 15% of its assets in companies domiciled outside the U.S. and not included in the S&P 500. The Portfolio may engage in foreign currency transactions; forward foreign currency contracts; and foreign currency futures contracts. The Portfolio may also engage in the purchasing and writing of put and call options on foreign currencies, foreign currency futures contracts, and securities, and may purchase put and call options on stock indexes that are exchange traded or traded on over-the-counter markets.

  The Portfolio may not invest in variable and floating rate securities.

  In addition to the risk factors described in the Prospectus, the Portfolio may be affected by the following risk factors: The Portfolio's growth oriented approach to stock selection may result in its securities being more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Portfolio Manager, regardless of performance of the securities markets.

Small-Cap Equity Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in various foreign securities if listed on a U.S. exchange or otherwise included in the S&P 500; commercial paper; repurchase agreements; corporate debt securities; U.S. government securities, its agencies or instrumentalities; ADRs; bank obligations; variable and floating rate securities; firm commitment agreements; when-issued securities; and may hold a portion of its assets in cash.

  The Portfolio may also invest up to 5% of its assets in convertible bonds and other fixed income securities (other than money market instruments), which will primarily, at the time of investment, be rated Baa or better by Moody's or BBB or better by S&P, or, if not rated by Moody's or S&P, will be of comparable quality as determined by the Portfolio Manager.

  The Portfolio may not engage in futures contracts and options on futures contracts.

International Large-Cap Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: high quality debt securities rated, at the time of purchase, within the top three quality categories by Moody's or S&P (or unrated securities of equivalent quality); convertible securities; U.S. government securities; warrants; equity REITs; bank obligations; repurchase agreements; reverse repurchase agreements; and short-term debt obligations (including commercial paper) denominated in U.S. dollars (including U.S. dollar-denominated debt securities of foreign issuers) or foreign currencies. The Portfolio may also engage in foreign currency transactions and forward foreign currency contracts. The Portfolio may engage in the purchase and writing of put and call options on foreign currencies, foreign currency futures contracts, and securities, and may purchase put and call options on stock indexes that are exchange traded or traded on over-the-counter markets.

  The Portfolio may not invest in variable and floating rate securities.

  Investors should understand that the expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher.

Equity Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: U.S. government securities; small capitalization stocks; corporate bonds; convertible securities, money market instruments; precious metals-related securities; mortgage-related and asset-backed securities. The Portfolio may invest in warrants; however, not more than 5% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities; and rights; bank obligations; variable and floating rate securities; firm commitment agreements; when-issued securities; and enter in repurchase agreements, which the Portfolio may, together with other registered investment companies managed by Goldman Sach Asset Management or its affiliates, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. In addition, the Portfolio may invest in commercial paper (1) rated at the time of purchase Prime-1 by Moody's or A-1 by S&P or (2) if not rated by either Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P. The Portfolio may engage in "short sales against the box," in which the Portfolio sells short a security it owns, as long as no more than 15% of the Portfolio's net assets would be subject to such short sales at any time.

  The Portfolio may also purchase and write put and call options on securities and stock indices and enter into stock index futures contracts and options thereon. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also purchase Standard & Poor's Depository Receipts ("SPDRs"), which represent ownership interests in the SPDR Trust, a long-term unit investment trust established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

I-Net Tollkeeper Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in preferred stocks; repurchase agreements; U.S. government securities; bank obligations; interests in real estate investment trusts (equity, mortgage, or hybrid); mortgage-related securities, including real estate mortgage investment conduit ("REMIC") certificates; asset-backed securities; commercial paper; short sales against the box; firm commitment agreements; when-issued securities; high-yield bonds; variable and floating rate securities; convertible securities; equity interests in trusts; partnerships; joint ventures; limited liability companies and similar enterprises; warrants and rights. The Portfolio may also invest up to 10% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Portfolio Manager. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds". In addition, the Portfolio may invest in obligations issued or guaranteed by U.S. or foreign banks. The Portfolio also may invest in GDRs, EDRs or other similar instruments representing securities of foreign issuers.

  The Portfolio may purchase securities on margin. The Portfolio may enter into forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Portfolio may also purchase and write covered put and call options on securities in which it may invest and on any securities index consisting of securities in which it may invest. The Portfolio may invest in futures contracts on securities, stock indexes and interest rates, and options thereon. The Portfolio may also trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the United States. In addition, the Portfolio may invest in SPDRs and OPALS.

  In addition to the risk factors described in the Prospectus, the Portfolio may be affected by the following risk factors: First, investment in companies that may be unseasoned, may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. Investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

  Second, the legal obligations of online service providers is unclear under both U.S. and foreign law with respect to freedom of expression, defamation, libel, invasion of privacy, advertising, copyright or trademark infringement, information security, or other areas based on the nature and content of the materials disseminated through online service providers. Moreover, legislation has been proposed that imposes liability for, or prohibits the transmission over, the Internet of certain types of information. It is possible that now or in the future, related claims could be made against online services companies. These liability issues, as well as possibly other legal issues, could impact the growth of Internet use.

  For example, it is possible that laws and regulations may be adopted with respect to the Internet or other online service providers with respect to the imposition of sales tax collection obligations on Internet companies and the use of personal user information. The nature of this governmental action and the manner in which it may be interpreted and enforced cannot be predicted. Changes to existing laws or the passage or proposed passage of new laws intended to address these and other issues, could create uncertainty in the marketplace that could reduce demand for the services of an Internet company or increase the costs of doing business as a result of actual or anticipated litigation costs or increased service delivery costs, or could in some other manner have a material adverse effect on an Internet company's business, results of operations and financial condition.

  The success of many Internet companies depends, in large part, upon the development and maintenance of the infrastructure of the World Wide Web ("Web") for providing reliable Web access and services. There can be no assurances that the infrastructure or complementary products or services necessary to make the Web a viable commercial marketplace for the long term will be developed, or, if they are developed, that the Web will become a viable commercial marketplace for services such as those offered by Internet companies.

  The market for the purchase of products and services over the Internet is a new and emerging market. If acceptance and growth of Internet use does not occur, an Internet company's business and financial performance may suffer. Although there has been substantial interest in the commercial possibilities for the Internet, many businesses and consumers have been slow to purchase Internet access services for a number of reasons, including inconsistent quality of service, lack of availability of cost-effective, high-speed service, a limited number of local access points for corporate users, inability to integrate business applications on the Internet, the need to deal with multiple and frequently incompatible vendors, inadequate protection of the confidentiality of stored data and information moving across the Internet and a lack of tools to simplify Internet access and use. It is possible that a sufficiently broad base of consumers may not adopt, or continue to use, the Internet as a medium of commerce.

  Despite the implementation of security measures, an Internet company's networks may be vulnerable to unauthorized access, computer viruses and other disruptive problems. Internet companies have in the past experienced, and may in the future experience, interruptions in service as a result of the accidental or intentional actions of Internet users, current and former employees or others. Unauthorized access could also potentially jeopardize the security of confidential information stored in the computer systems of a company and its subscribers. These events may result in liability of the company to its subscribers and also may deter potential subscribers.

Financial Services Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in debt securities; repurchase agreements; reverse repurchase agreements; U.S. government securities; mortgage-related securities; asset-backed securities; commercial paper; REITs; ADRs; when-issued or delayed delivery securities; may enter into short sales against the box; convertible and preferred securities; warrants; and rights. The Portfolio may also invest in U.S dollar denominated certificates of deposit, time deposits and banker's acceptances issued by U.S and foreign banks. The Portfolio limits its investments in bank obligations to U.S. domestic banks which have more than $5 billion in assets and that otherwise meets the Portfolio's credit rating requirements, and in foreign banks which have more than $10 billion in assets with branches or agencies in the U.S. The Portfolio may invest up to 25% of its assets in foreign securities, including brady bonds. ADRs and Canadian issuers are excluded for purposes of this limitation.

  The Portfolio may also invest in debt securities rated lower than Baa by Moody's or BBB by S&P (although it may not invest in securities rated lower than Caa or CCC respectively), or if not rated by Moody's or S&P, of equivalent quality as determined by the Portfolio Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds".

  The Portfolio may enter into forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Portfolio may also purchase and write covered put and call options on securities and on securities indexes. The Portfolio may invest in futures contracts on securities, stock indexes, currencies, and interest rates, and options thereon. The Portfolio may also invest in swaps, caps, floors and collars.

Health Sciences Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in debt securities; repurchase agreements; reverse repurchase agreements; U.S. government securities; mortgage-related securities; asset-backed securities; commercial paper; REITs; ADRs; when-issued or delayed delivery securities; may enter into short sales against the box; convertible and preferred securities; warrants; and rights. The Portfolio may also invest in U.S dollar denominated certificates of deposit, time deposits and banker's acceptances issued by U.S and foreign banks. The Portfolio limits its investments in bank obligations to U.S. domestic banks which have more than $5 billion in assets and that otherwise meets the Portfolio's credit rating requirements, and in foreign banks which have more than $10 billion in assets with branches or agencies in the U.S. The Portfolio may invest up to 25% of its assets in foreign securities including brady bonds. ADRs and Canadian issuers are excluded for purposes of this limitation.

  The Portfolio may also invest in debt securities rated lower than Baa by Moody's or BBB by S&P (although it may not invest in securities rated lower than Caa or CCC respectively), or if not rated by Moody's or S&P, of equivalent quality as determined by the Portfolio Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds".

  The Portfolio may enter into forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Portfolio may also purchase and write covered put and call options on securities and on securities indexes. The Portfolio may invest in futures contracts on securities, stock indexes, currencies, and interest rates, and options thereon. The Portfolio may also invest in swaps, caps, floors and collars.

Technology Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in debt securities; repurchase agreements; reverse repurchase agreements; U.S. government securities; mortgage-related securities; asset-backed securities; commercial paper; REITs; ADRs; when-issued or delayed delivery securities; may enter into short sales against the box; convertible and preferred securities; warrants; and rights. The Portfolio may also invest in U.S dollar denominated certificates of deposit, time deposits and banker's acceptances issued by U.S and foreign banks. The Portfolio limits its investments in bank obligations to U.S. domestic banks which have more than $5 billion in assets and that otherwise meets the Portfolio's credit rating requirements, and in foreign banks which have more than $10 billion in assets with branches or agencies in the U.S. The Portfolio may invest up to 25% of its assets in foreign securities including brady bonds. ADRs and Canadian issuers are excluded for purposes of this limitation.

  The Portfolio may also invest in debt securities rated lower than Baa by Moody's or BBB by S&P (although it may not invest in securities rated lower than Caa or CCC respectively), or if not rated by Moody's or S&P, of equivalent quality as determined by the Portfolio Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds".

  The Portfolio may enter into forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Portfolio may also purchase and write covered put and call options on securities and on securities indexes. The Portfolio may invest in futures contracts on securities, stock indexes, currencies, and interest rates, and options thereon. The Portfolio may also invest in swaps, caps, floors and collars.

Telecommunications Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in debt securities; repurchase agreements; reverse repurchase agreements; U.S. government securities; mortgage-related securities; asset-backed securities; commercial paper; REITs; ADRs; when-issued or delayed delivery securities; may enter into short sales against the box; convertible and preferred securities; warrants; and rights. The Portfolio may also invest in U.S dollar denominated certificates of deposit, time deposits and banker's acceptances issued by U.S and foreign banks. The Portfolio limits its investments in bank obligations to U.S. domestic banks which have more than $5 billion in assets and that otherwise meets the Portfolio's credit rating requirements, and in foreign banks which have more than $10 billion in assets with branches or agencies in the U.S. The Portfolio may invest without limit in foreign securities, including brady bonds.

  In addition, the Portfolio may also invest up to 35% of its assets in debt securities, of which no more than 15% may be rated Ba or lower by Moody's or BB or lower by S&P (although the Portfolio may not invest in debt securities rated lower than B or B- respectively), or if not rated by Moody's or S&P, of equivalent quality as determined by the Portfolio Manager. Investments in unrated securities may not exceed 25% of the Portfolio's assets. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds".

  The Portfolio may enter into forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Portfolio may also purchase and write covered put and call options on securities and on securities indexes. The Portfolio may invest in futures contracts on securities, stock indexes, currencies, and interest rates, and options thereon. The Portfolio may also invest in swaps, caps, floors and collars.

Multi-Strategy Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: equity securities of small companies and foreign issuers if U.S. exchange listed or if otherwise included in the S&P 500; high yield bonds; repurchase agreements; U.S. government securities; ADRs; bank obligations; variable and floating rate securities; and firm commitment agreements; and when-issued securities. The Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio's equity securities may or may not pay dividends and may or may not carry voting rights. The Portfolio may invest in U.S. dollar-denominated corporate debt securities of domestic issuers, U.S. dollar-denominated debt securities of foreign issuers (including foreign government and international agencies); and up to 10% of its assets in debt securities of foreign issuers which may be denominated in foreign currencies rated Baa (Moody's) or BBB (S&P), or, if not rated by Moody's or S&P, of equivalent quality. The Portfolio may also invest in debt securities rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds". Fixed income securities in which the portfolio may invest include debentures, asset-backed securities, mortgage-related securities, convertible securities and money market instruments.

  The Portfolio may purchase and sell put and call options on securities and stock indexes and may purchase or sell interest rate and stock index futures contracts and options thereon. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also engage in forward currency contracts, foreign currency transactions, and foreign currency futures and options thereon in anticipation of or to protect itself against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.

Equity Income Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in ADRs and in foreign securities if they are listed on a U.S. exchange or otherwise included in the S&P

500. To invest temporary cash balances, to maintain liquidity to meet redemptions or expenses, or for temporary defensive purposes, the Portfolio may invest in: money market instruments, including U.S. government securities, short-term bank obligations rated in the highest two rating categories by Moody's or S&P, or, if not rated by Moody's or S&P, determined to be of equal quality by the Portfolio Manager; certificates of deposit; time deposits; loans or credit agreements and banker's acceptances issued by U.S. and foreign banks with assets of at least U.S. $500 million as of the end of their most recent fiscal year; short-term debt obligations of savings and loan institutions with assets of at least U.S. $500 million as of the end of their most recent fiscal year; and commercial paper and corporate obligations, including variable and floating rate securities that are issued by U.S. and foreign issuers and that are rated in the highest two rating categories by Moody's or S&P, or if not rated by Moody's or S&P, determined to be of equal quality by the Portfolio Manager. The Portfolio may also invest in high yield and convertible bonds; repurchase agreements; rights; firm commitment agreements; and when-issued securities; and other fixed income securities including, but not limited to high yield/high risk debt securities. The Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio is also permitted to invest in U.S. dollar-denominated corporate debt securities of domestic issuers and debt securities of foreign issuers denominated in foreign currencies, rated Baa (Moody's) or BBB (S&P), or, if not rated by Moody's or S&P, of equivalent quality. The Portfolio may also invest in debt securities rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds".

  In addition to the derivatives described in the Prospectus, the Portfolio may also purchase and write put and call options on securities and stock indexes and may purchase or sell stock index futures contracts and options thereon. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity.

Strategic Value Portfolio

  The Portfolio is a "non-diversified" portfolio. The Portfolio reserves the right to become a diversified portfolio by limiting the investments in which more than 5% of its assets are invested.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in commercial paper; certificates of deposit; repurchase agreements; or other short-term debt obligations; pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests; municipal obligations; short sales against the box; variable and floating rate securities; standby commitments; tender option bonds; inverse floaters; strip bonds; reverse repurchase agreements; up to 10% of its assets in zero coupon, pay-in-kind and step coupon bonds; and securities of other investment companies. The Portfolio may also invest in money market funds, including those managed by Janus Capital Corporation ("Janus") as a means of receiving a return on cash, pursuant to an exemptive order received by Janus from the SEC. The Portfolio is also permitted to invest without limit in foreign securities, including ADRs, EDRs, and GDRs, and up to 35% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality.

  In addition to the derivatives described in the Prospectus, the Portfolio may purchase and sell futures contracts on securities, interest rate, index, and foreign currency, and options thereon, including Eurodollar instruments. The Portfolio may also enter into interest rate swaps, caps and floors on either an asset-based or a liability-based basis. The Portfolio may engage in forward contracts, forward foreign currency contracts and foreign currency transactions and purchase and write options on foreign currencies. The Portfolio may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign securities exchanges and over-the-counter. The Portfolio may purchase and write options on the same types of securities that the Portfolio may purchase directly.

Growth LT Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities; preferred stocks; certificates of deposit; mortgage-related and asset-backed securities; commercial paper; U.S. government securities; rights; bank obligations (including certain foreign bank obligations); U.S. dollar-denominated obligations of foreign governments, foreign government agencies and international agencies; convertible securities; variable and floating rate securities; firm commitment agreements; when-issued securities; repurchase agreements; and reverse repurchase agreements. The Portfolio may also invest in small capitalization stocks; U.S. dollar-denominated corporate debt securities of domestic issuers and debt securities of foreign issuers denominated in foreign currencies, rated Baa (Moody's) or BBB (S&P), or, if not rated by Moody's or S&P, of equivalent quality. The Portfolio may also invest up to 10% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds". The Portfolio may also invest in money market funds, including those managed by Janus as a means of receiving a return on cash, pursuant to an exemptive order received by Janus from the SEC.

  The Portfolio is also permitted to invest in equity securities of foreign issuers if U.S. exchange listed or otherwise included in the S&P 500. The Portfolio may invest up to 25% of its assets in foreign securities denominated in a foreign currency and not publicly traded in the U.S. In addition, the Portfolio may purchase ADRs, EDRs, and GDRs, and other types of receipts evidencing ownership of the underlying foreign securities. The Portfolio may purchase securities on margin and may engage in the purchase and writing of put and call options on securities, stock indexes, and foreign currencies. In addition, the Portfolio may purchase and sell interest rate, stock index, and foreign currency futures contracts and options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. The Portfolio may also engage in forward foreign currency contracts and foreign currency transactions.

Focused 30 Portfolio

  The Portfolio is a "non-diversified" portfolio. The Portfolio reserves the right to become a diversified portfolio by limiting the investments in which more than 5% of its assets are invested.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in commercial paper; certificates of deposit; repurchase agreements; or other short-term debt obligations; pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests; municipal obligations; short sales against the box; variable and floating rate securities; standby commitments; tender option bonds; inverse floaters; strip bonds; reverse repurchase agreements; up to 10% of its assets in zero coupon, pay-in-kind and step coupon bonds; and securities of other investment companies. The Portfolio may also invest in money market funds, including those managed by Janus as a means of receiving a return on cash, pursuant to an exemptive order received by Janus from the SEC. The Portfolio is also permitted to invest without limit in foreign securities, including ADRs, EDRs, and GDRs, and up to 35% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality.

  In addition to the derivatives described in the Prospectus, the Portfolio may purchase and sell futures contracts on securities, interest rate, index, and foreign currency, and options thereon, including Eurodollar instruments. The Portfolio may also enter into interest rate swaps, caps and floors on either an asset-based or a liability-based basis. The Portfolio may engage in forward contracts, forward foreign currency contracts and foreign currency transactions and purchase and write options on foreign currencies. The Portfolio may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign securities exchanges and over-the-counter. The Portfolio may purchase and write options on the same types of securities that the Portfolio may purchase directly.

Mid-Cap Value Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: preferred stocks; securities convertible into or exchangeable for common stocks; forward foreign currency contracts; repurchase agreements; reverse repurchase agreements; ADRs; GDRs; firm commitment agreements; and when-issued securities; and up to 5% of its assets in rights. The Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio may purchase securities on margin and may invest a portion of its assets in investment grade debt securities, including:
U.S. government securities; commercial paper; mortgage-related securities; variable and floating rate securities; other short-term bank obligations; and U.S. dollar-denominated corporate debt securities (including U.S. dollar-denominated debt securities of foreign issuers, certain foreign bank and government obligations, foreign government and international agencies).

  The Portfolio may borrow for investment purposes ("leveraging") to the extent permitted under the 1940 Act, which permits an investment company to engage in borrowing, provided that it maintains continuous asset coverage of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and to restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Portfolio may also invest up to 15% of its assets, determined at the time of investment, in foreign equity or debt securities. The Portfolio may engage in "short sales," in which the Portfolio sells a security it does not own, and "short sales against the box," in which the Portfolio sells short a security it owns, if, at the time of investment, the total market value of all securities sold and held short would not exceed 25% of the Portfolio's net assets.

  The Portfolio may also purchase and write put and call options on securities, stock indexes and foreign currencies and may purchase cash-settled options on interest rate swaps and equity index swaps. The Portfolio may enter into interest rate, interest rate index, and currency exchange rate swap agreements and purchase and sell options thereon. In addition, the Portfolio may purchase or sell futures contracts on securities, stock indexes, and currency, and options thereon. The Portfolio may engage in foreign currency transactions: (1) to fix in U.S. dollars the value of a security the Portfolio has agreed to buy or sell between the trade and settlement dates; and (2) to hedge the U.S. dollar value of securities the Portfolio already owns. The Portfolio will enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. The Portfolio may also invest in equity real estate investment trusts ("REITs"), although it currently intends to limit its investments in REITs to no more than 5% of its assets.

International Value Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest up to 5% of its assets, measured at the time of investment, in debt securities that are rated below investment grade, or if not rated, of equivalent quality. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds". The Portfolio may also invest in: small capitalization stocks; nonconvertible fixed income securities denominated in foreign currencies; repurchase agreements; ADRs; EDRs; GDRs; or other securities convertible into equity securities of foreign issuers; variable and floating rate securities; U.S. government securities; bank obligations; firm commitment agreements; when-issued securities; and commercial paper denominated in foreign currencies. The Portfolio's investments in convertible securities are not subject to the limitations described below or in the section "Bank Obligations." The Portfolio may purchase securities on margin and may engage in "short sales," in which the Portfolio sells a security it does not own, and "short sales against the box," in which the Portfolio sells short a security it owns.

  The Portfolio may also hold cash (in U.S. dollars or foreign currencies) or short-term securities denominated in such currencies to provide for redemptions; it is generally not expected that such reserve for redemptions will exceed 10% of the Portfolio's assets. Securities which may be held for defensive purposes include nonconvertible preferred stock, debt securities, government securities issued by U.S. and foreign countries and money market securities. The Portfolio is subject to guidelines for diversification of foreign security investments that prescribe the minimum number of countries in which the Portfolio's assets may be invested. These guidelines are discussed under "Foreign Securities."

  The Portfolio may also invest in obligations of foreign banks (including U.S. branches of foreign banks) which at the time of investment (i) have more than U.S. $1 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the Portfolio Manager, are of an investment quality comparable to fixed income obligations in which the Portfolio may invest. The Portfolio may also purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts and options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. and may purchase and write put and call options on foreign currencies. The Portfolio may purchase and write put and call options on stock indexes and may invest in U.S. dollar-denominated corporate debt securities of domestic issuers (including U.S. dollar-denominated debt securities of foreign issuers) and debt securities of foreign issuers denominated in foreign currencies, rated Baa (Moody's) or BBB (S&P), or, if not rated by Moody's or S&P, of equivalent quality. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix. The Portfolio may also engage in foreign currency transactions and forward foreign currency contracts in anticipation of or to protect itself against fluctuations in currency exchange rates.

  Investors should understand that the expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher.

Capital Opportunities Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in: short-term instruments; commercial paper; closed-end funds; U.S. government securities; variable and floating rate securities; repurchase agreements and securities issued on a when-issued basis. The Portfolio may also invest in corporate debt securities; zero coupon bonds; deferred interest bonds; payable in kind ("PIK") bonds, although the Portfolio will not invest more than 15% of its assets in lower rated debt securities (rated Ba or lower by Moody's or BB or lower by S&P, or if not rated by Moody's or S&P of equivalent quality as determined by the Portfolio Manager), including foreign and domestic securities. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds". The Portfolio may also invest up to 5% of its net assets, valued at the lower of cost or market, in warrants. Included within such amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value. The Portfolio may also invest up to 35% of its assets in foreign securities, including ADRs, EDRs, GDRs and brady bonds. The Portfolio may engage in "short sales against the box," in which the Portfolio sells short a security it owns.

  The Portfolio may engage in the purchase and writing of put and call options on foreign currencies, securities and stock indexes. The Portfolio may also engage in futures contracts on foreign currencies, securities, stock indexes, and may purchase and sell put and call options thereon. The Portfolio may also enter into forward contracts.

  In addition, the Portfolio will not invest more than 5% of its assets in unsecured obligations of issuers which, including predecessors, controlling persons, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience.

  The Portfolio may not invest in corporate asset-backed securities, mortgage-related securities (including collateralized mortgage obligations, mortgage-backed securities, stripped mortgage-backed securities, pass-through securities and mortgage "dollar roll" transactions), municipal bonds, indexed securities, structured products, inverse floating rate obligations and dollar-denominated foreign debt securities. In addition, the Portfolio may not invest in reverse repurchase agreements; short sales; reset options; yield curve options; swaps and related derivative instruments.

Mid-Cap Growth Portfolio

  The Portfolio is a "non-diversified" portfolio.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in: short-term instruments; commercial paper; open-end and closed-end funds; U.S. government securities; variable and floating rate securities; repurchase agreements; securities issued on a when-issued basis; corporate debt securities; zero coupon bonds; deferred interest bonds; payable in kind ("PIK") bonds, although the Portfolio will not invest more than 10% of its assets in lower rated debt securities (rated Ba or lower by Moody's or BB or lower by S&P, or if not rated by Moody's or S&P of equivalent quality as determined by the Portfolio Manager), including foreign and domestic securities. The Portfolio may also invest up to 5% of its net assets, valued at the lower of cost or market, in warrants. Included within such amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value. The Portfolio may also invest up to 20% of its assets in foreign securities, including ADRs, EDRs, and GDRs. The Portfolio may engage in "short sales," in which the Portfolio sells a security it does not own, and "short sales against the box," in which the Portfolio sells short a security it owns.

  The Portfolio may engage in the purchase and writing of put and call options on foreign currencies; securities and stock indexes. The Portfolio may also engage in futures contracts on foreign currencies; securities; and stock indexes, and may purchase and sell put and call options thereon. The Portfolio may also enter into forward contracts.

  In addition, the Portfolio will not invest more than 5% of its assets in unsecured obligations of issuers which, including predecessors, controlling persons, sponsoring entities, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience.

  The Portfolio may not invest in corporate asset-backed securities; mortgage-related securities (including collateralized mortgage obligations, mortgage-backed securities, stripped mortgage-backed securities, pass-through securities and mortgage "dollar roll" transactions); municipal bonds; indexed securities; structured products; inverse floating rate obligations and dollar-denominated foreign debt securities. In addition, the Portfolio may not invest in brady bonds; reverse repurchase agreements; reset options; yield curve options; swaps and related derivative instruments.

Global Growth Portfolio

  The Portfolio is subject to guidelines for diversification of foreign security investments that prescribe the minimum number of countries in which the Portfolio's assets may be invested. These guidelines are discussed under "Foreign Securities."

  The Portfolio is a non-diversified portfolio. Additionally, foreign securities exposure (including emerging markets) may be up to 100% of the Portfolio's assets. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies (See "Foreign Securities" for more information concerning the risks associated with investing in foreign securities).

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in: short-term instruments; commercial paper; open-end and closed-end funds; U.S. government securities;

variable and floating rate securities; repurchase agreements; and securities issued on a when-issued basis. The Portfolio may also invest in corporate debt securities (including foreign and domestic securities); in lower rated bonds (bonds rated Ba or lower by Moody's or BB or lower by S&P, or if not rated by Moody's or S&P of equivalent quality as determined by the Portfolio Manager); zero coupon bonds; deferred interest bonds; payable in kind ("PIK") bonds. The Portfolio may also invest up to 5% of its net assets, valued at the lower of cost or market, in warrants. Included within such amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants, which are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value. The Portfolio may also engage in "short sales," in which the Portfolio sells a security it does not own, and "short sales against the box," in which the Portfolio sells short a security it owns.

  The Portfolio may engage in the purchase and writing of put and call options on foreign currencies, securities and stock indexes. The Portfolio may also engage in futures contracts on foreign currencies; securities; stock indexes; and may purchase and sell put and call options thereon. The Portfolio may also enter into forward contracts.

  The Portfolio may not invest in corporate asset-backed securities; mortgage-related securities (including collateralized mortgage obligations, mortgage-backed securities, stripped mortgage-backed securities, pass-through securities and mortgage "dollar roll" transactions); municipal bonds; indexed securities; structured products; inverse floating rate obligations and dollar-denominated foreign debt securities. In addition, the Portfolio may not invest in brady bonds; reverse repurchase agreements; reset options; yield curve options; swaps and related derivative instruments.

Equity Index Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may purchase and sell stock index futures, purchase options on stock indexes, and purchase and write options on stock index futures that are based on stock indexes which the Portfolio attempts to track or which tend to move together with stocks included in the index. The Portfolio will enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also invest in foreign equity securities if U.S. exchange listed or if otherwise included in the S&P 500; ADRs; convertible securities; firm commitment agreements; when-issued securities; and reverse repurchase agreements. The Portfolio may temporarily invest cash balances, maintained for liquidity purposes or pending investment, in short-term high quality debt instruments, including: commercial paper; variable and floating rate securities; repurchase agreements; bank obligations; and U.S. government securities, its agencies and instrumentalities. Temporary investments are not made for defensive purposes in the event of or in anticipation of a general decline in the market price of stocks in which the Portfolio invests.

  The Portfolio may not invest in restricted securities (including privately placed securities).

  The Fund reserves the right to change the index whose performance the Portfolio will attempt to replicate or for the Portfolio to seek its investment objective by means other than attempting to replicate an index, such as by operating the Portfolio as a managed fund, and reserves the right to do so without seeking shareholder approval, but only if operating the Portfolio as described in the Prospectus and above is not permitted under applicable law for an investment company that serves as an investment medium for variable insurance contracts, or otherwise involves substantial legal risk.

Small-Cap Index Portfolio

  Under normal conditions, the Portfolio invests at least 80% of the value of its assets in the common stock of companies included in the Russell 2000 Small Stock Index ("Russell 2000"). The Portfolio will be managed in an attempt to minimize the degree to which the investment results of the Portfolio (before taking into account the Portfolio's expenses) differ from the results of the Russell 2000.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may purchase and sell stock index futures and options thereon and options on stock indexes that are based on the Russell 2000 or other indexes of small capitalization companies. The Portfolio will enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may invest in foreign equity securities if U.S. exchange listed and if they are included in the Russell 2000 and may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio is also permitted to invest in ADRs; repurchase agreements; rights; equity REITs; U.S. government securities, its agencies or instrumentalities; bank obligations; commercial paper; variable and floating rate securities; firm commitment agreements; when-issued securities; and securities that are convertible into common stock. The Portfolio may maintain a portion of its assets in short-term debt securities and money market instruments to meet redemption requests or pending investment in the securities of the Russell 2000. These investments will not be made in anticipation of a general decline in the market prices of stocks in which the Portfolio invests.

  The Fund reserves the right to change the index whose performance the Portfolio will attempt to replicate or for the Portfolio to seek its investment objective by means other than attempting to replicate an index, such as by operating the Portfolio as a managed fund, and reserves the right to do so without seeking shareholder approval, but only if operating the Portfolio as described in the Prospectus and above is not permitted under applicable law for an investment company that serves as an investment medium for variable insurance contracts, or otherwise involves substantial legal risk.

REIT Portfolio

  The Portfolio is a "non-diversified" portfolio. For purposes of the Portfolio's investment policies, a company is principally engaged in the real estate industry if: (1) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (2) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities; and up to 10% of its assets in foreign securities (which may include EDRs and GDRs) including: U.S. dollar-denominated corporate debt securities, certain foreign bank obligations, and foreign government and international agencies. The Portfolio may buy and sell put and call options on securities and may purchase and sell futures contracts on interest rates and options thereon. The Portfolio may also invest in the following: ADRs; bank obligations; U.S. government securities; convertible securities; commercial paper; variable and floating rate securities; firm commitment agreements; when-issued securities; preferred stock; repurchase agreements; currency exchange rate swap agreements; interest rate derivative products, such as swaps (including interest rate index swaps), caps, collars and floors; and structured notes.

Inflation Managed Portfolio (formerly called Government Securities Portfolio)

  In addition to its investments in U.S. government securities and related investments, as described in the Prospectus, the Portfolio may invest up to 35% of its assets in the following: corporate debt securities of domestic issuers (including U.S. dollar-denominated debt securities of foreign issuers) rated B or better by Moody's or B or better by S&P, or, if not rated by Moody's or S&P, of comparable quality as determined by the Portfolio Manager, although the Portfolio will not invest more than 10% of its assets in lower rated debt securities (rated Ba or lower); mortgage-related securities, including collateralized mortgage obligations and mortgage-backed bonds; asset-backed securities; repurchase agreements and reverse repurchase agreements; commercial paper; bank obligations; convertible securities; variable and floating rate securities; firm commitment agreements; when-issued securities; ADRs; and in cash or high quality money market instruments.

  The Portfolio may also: purchase and write put and call options on securities; purchase and sell spread transactions with securities dealers; enter into interest rate, interest rate index, and currency exchange rate swap agreements, and purchase and sell options thereon; engage in forward currency contracts, foreign currency transactions, options on foreign currencies, and foreign currency futures and options thereon; and purchase and sell interest rate futures contracts and options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. In addition, the Portfolio may invest up to 20% of its assets in debt securities of foreign issuers, which may be denominated in foreign currencies.

Managed Bond Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; mortgage-related securities; asset-backed securities; variable and floating rate debt securities; bank obligations; commercial paper; convertible securities; firm commitment agreements; when-issued securities; ADRs; U.S. dollar-denominated obligations of international agencies (such as the International Bank for Reconstruction and Development) and government agencies; and repurchase and reverse repurchase agreements. The Portfolio may invest in U.S. dollar-denominated debt securities of foreign issuers and up to 20% of its assets in debt securities of foreign issuers denominated in foreign currencies.

  The Portfolio may also invest up to 10% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P (although it may not invest in securities rated lower than B), or if not rated by Moody's or S&P, of equivalent quality. The Portfolio, except as provided above, may invest only in securities rated Baa or better by Moody's or BBB or better by S&P or, if not rated by Moody's or S&P, determined by the Portfolio Manager to be of comparable quality. The dollar-weighted average quality of all fixed income securities held by the Portfolio will be A or higher as rated by Moody's and S&P. In the event that a security owned by the Portfolio is downgraded to below a B rating, the Portfolio may nonetheless retain the security. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds".

  In pursuing its investment objective, the Portfolio may purchase and write put and call options on securities; purchase and sell spread transactions with securities dealers; purchase and sell interest rate futures contracts and options thereon; and enter into interest rate, interest rate index, and currency exchange rate swap agreements, and purchase and sell options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S.

  Furthermore, the Portfolio may engage in foreign currency transactions and forward currency contracts; options on foreign currencies; and foreign currency futures and options thereon, in anticipation of or to protect itself against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.

Money Market Portfolio

  The Portfolio invests at least 95% of its assets, measured at the time of investment, in a diversified portfolio of money market securities that are in the highest rating category for short-term instruments. The Portfolio may invest only in U.S. dollar denominated securities that present minimal credit risk. The Adviser shall determine whether a security presents minimal credit risk under procedures adopted by the Fund's Board of Trustees that conform to SEC rules for money market funds. In addition, the Portfolio is subject to diversification standards applicable to money market funds under SEC rules.

  A money market instrument will be considered to be highest quality (1) if the instrument (or other comparable short-term instrument of the same issuer) is rated in the highest rating category, (i.e., Aaa or Prime-1 by Moody's, AAA or A-1 by S&P) by (i) any two nationally recognized statistical rating organizations ("NRSROs") or, (ii) if rated by only one NRSRO, by that NRSRO;
(2) an unrated security that is of comparable quality to a security in the highest rating category as determined by the Adviser; or (3) a U.S. government security. The Portfolio may not invest more than 5% of its assets, measured at the time of investment, in securities of any one issuer that are of the highest quality, except that this limitation shall not apply to U.S. government securities and repurchase agreements thereon.

  With respect to 5% of its assets, measured at the time of investment, the Portfolio may also invest in money market instruments that are in the second-highest rating category for short-term debt obligations (i.e., rated Aa or Prime-2 by Moody's or AA or A-2 by S&P). A money market instrument will be considered to be in the second-highest rating category under the criteria described above with respect to instruments considered highest quality, as applied to instruments in the second-highest rating category. The Portfolio may not invest more than the greater of 1% of its assets or $1,000,000, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category.

  The quality of securities subject to guarantees may be determined based solely on the quality of the guarantee. Additional eligibility restrictions apply with respect to guarantees and demand features. In addition, securities subject to guarantees not issued by a person in a control relationship with the issuer of such securities are not subject to the preceding diversification requirements. However, the Portfolio must generally, with respect to 75% of its assets, invest no more than 10% of its assets in securities issued by or subject to guarantees or demand features from the same entity.

  In the event that an instrument acquired by the Portfolio is downgraded or otherwise ceases to be of the quality that is eligible for the Portfolio, the Adviser, under procedures approved by the Board of Trustees shall promptly reassess whether such security presents minimal credit risk and determine whether or not to retain the instrument. The Portfolio's investments are limited to securities that mature within 13 months or less from the date of purchase (except that securities held subject to repurchase agreements having terms of 13 months or less from the date of delivery may mature in excess of 13 months from such date).

  In addition to the securities and investment techniques described in the Prospectus, the Portfolio may also invest in firm commitment agreements; when-issued securities; short-term corporate debt securities (including U.S. dollar denominated debt securities of foreign issuers and obligations of government and international agencies); mortgage-related securities; asset-backed securities; commercial paper; bank obligations; variable and floating rate securities; savings and loan obligations; and repurchase agreements involving these securities. The Portfolio may also invest in restricted securities and up to 10% of its net assets in illiquid securities.

  The Portfolio may not engage in futures contracts and options on futures contracts.

High Yield Bond Portfolio

  The Portfolio invests primarily in fixed-income securities (including corporate debt securities) rated Baa or lower by Moody's, or BBB or lower by S&P, or, if not rated by Moody's or S&P, of equivalent investment quality as determined by the Adviser. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds". In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in:
U.S. government securities (including securities of U.S. agencies and instrumentalities); bank obligations; commercial paper; mortgage-related securities; asset-backed securities; variable and floating rate debt securities; firm commitment agreements; when-issued securities; convertible securities; ADRs; rights; repurchase agreements; reverse repurchase agreements; U.S. dollar-denominated debt securities of foreign issuers, foreign government and international agencies and foreign branches of U.S. banks; dividend-paying common stocks (including up to 10% of the market value of the Portfolio's assets in warrants to purchase common stocks) that are considered by Pacific Life to be consistent with the investment objective of current income; and higher quality corporate bonds. The Portfolio may also invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities.

  In seeking higher income or a reduction in principal volatility, the Portfolio may purchase and sell put and call options on securities; purchase or sell interest rate futures contracts and options thereon, and invest up to 5% of its assets in spread transactions, which give the Portfolio the right to sell or receive a security or a cash payment with respect to an index at a fixed dollar spread or yield spread in relationship to another security or index which is used as a benchmark. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity.

Large-Cap Value Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest a portion of its assets in: short-term fixed income securities, such as repurchase agreements, commercial paper, U.S. government securities, its agencies or instrumentalities, bank obligations, and cash or cash equivalents, to meet operating expenses, to serve as collateral in connection with certain investment techniques, or to meet anticipated redemption requests. The Portfolio is also permitted to invest in: mortgage-related securities; small-capitalization stocks; equity REITS; ADRs; variable and floating rate securities; firm commitment agreements; when-issued securities; and up to 20% of its net assets, measured at the time of investment, in foreign companies (including U.S. dollar-denominated corporate debt securities of foreign issuers, certain foreign bank obligations, government obligations, foreign government and international agencies). The Portfolio may invest without limit in high yield convertible securities, and may, from time to time, invest up to 5% of its net assets in high yield non-convertible debt securities. The Portfolio may also invest up to 5% of its assets (no limit on below investment grade convertible securities) in debt securities rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Portfolio Manager. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds".

  The Portfolio may purchase put and call options on securities and securities indexes and enter into the following: stock, index and currency futures contracts (including foreign currency) and options thereon; and forward currency contracts; foreign currency transactions; currency swaps; and options on currencies. The Portfolio will enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S.

Diversification Versus Non-Diversification

  Each of the Portfolios, other than the Strategic Value Portfolio, Focused 30 Portfolio, Mid-Cap Growth Portfolio, Global Growth Portfolio, and REIT Portfolio, are diversified, so that with respect to 75% of each such Portfolio's assets (100% for the Money Market Portfolio), it may not invest more than 5% of its assets (taken at market value at the time of investment) in securities of any one issuer, except that this restriction does not apply to U.S. government securities. The Strategic Value Portfolio and Focused 30 Portfolio reserve the right to become diversified Portfolios by limiting the investments in which more than 5% of each Portfolio's assets are invested.

  The Strategic Value Portfolio, Focused 30 Portfolio, Mid-Cap Growth Portfolio, Global Growth Portfolio, and REIT Portfolio are "non-diversified," which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended ("1940 Act"). However, to meet Federal tax requirements, the Portfolios may not have more than 25% of its assets invested in any one issuer and, with respect to 50% of its assets, no more than 5% of its assets invested in any one issuer, except that this restriction does not apply to U.S. government securities. Nonetheless, because the Portfolios may invest in a smaller number of companies than a diversified fund, an investment in this Portfolio may, under certain circumstances, present greater risk to an investor than an investment in a diversified fund. This risk includes greater exposure to potential poor earnings or default of fewer issuers than would be the case for a more diversified fund.

                     SECURITIES AND INVESTMENT TECHNIQUES

  Unless otherwise stated in the prospectus, many investment techniques, including various hedging techniques and techniques which may be used to help add incremental income, are discretionary. That means Portfolio Managers may elect to engage or not to engage in the various techniques at their sole discretion. Hedging may not be cost-effective or Portfolio Managers may simply elect not to engage in hedging and have the Portfolio assume full risk of the investments. Investors should not assume that any Portfolio will be hedged at all times or that it will be hedged at all; nor should investors assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

U.S. Government Securities

  All Portfolios may invest in U.S. government securities. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies, or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury and they differ with respect to certain items such as coupons, maturities, and dates of issue. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have a maturity of greater than ten years. Securities guaranteed by the U.S. government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates (described below) and Federal Housing Administration debentures). In guaranteed securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full.

  Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to Federal National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority.

Inflation-Indexed Bonds

  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

  Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

  If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.

However, the current market value of the bonds is not guaranteed, and will fluctuate. A Portfolio may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

  The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

  While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

  The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Portfolio's gross income. Due to original issue discount, the Portfolio may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Portfolio to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Real Estate Investment Trusts

  Real estate investment trusts ("REITs") pool investors' funds for investment primarily in income-producing real estate or in loans or interests related to real estate. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with a regulatory requirement that it distributes to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest a majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest a majority of their assets in real estate mortgages and derive their income primarily from income payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to changes in the value of their underlying properties, defaults by borrowers, and to self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Equity REITs may be affected by changes in underlying property values. Mortgage REITs may be affected by the quality of the credit extended. REITs are dependent upon specialized management skills and incur management expenses. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or its failure to maintain an exemption from registration under the 1940 Act. REITs also involve risks such as refinancing, changes in property values, general or specific economic risk on the real estate industry, dependency on management skills, and other risks similar to small company investing.

Mortgage-Related Securities

  Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage banks, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations. Subject to its investment policies, a portfolio may invest in mortgage-related securities as well as debt securities which are secured with collateral consisting of mortgage-related securities, and in other types of mortgage-related securities. For information concerning the characterization of mortgage-related securities (including collateralized mortgage obligations) for various purposes including the Fund's policies concerning diversification and concentration, see "Concentration Policy".

  Mortgage Pass-Through Securities. These are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made periodically, in effect "passing through" periodic payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. government (such as securities guaranteed by the Government National Mortgage Association, or "GNMAs"); other securities may be guaranteed by agencies or instrumentalities of the U.S. government such as Fannie Mae, formerly known as the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") and are not backed by the full faith and credit of the U.S. government. Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

  GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration ("FHA"), or guaranteed by the Department of Veterans Affairs ("VA"). GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

  Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-related securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and are not subject to the risk of delays in timely payment of income.

  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

  FNMA and FHLMC Mortgage-Backed Obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and FHLMC. FNMA, a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and the U.S. Treasury. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. FHLMC, a federally chartered and privately-owned corporation, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default, but PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

  Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

  CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, generally is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

  In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The series A, B, and C Bonds all bear current interest. Interest on the series Z Bond is accrued and added to principal and a like amount is paid as principal on the series A, B, or C Bond currently being paid off. When the series A,

B, and C Bonds are paid in full, interest and principal on the series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

  FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

  If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

  Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

  Other Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Portfolio may buy mortgage-related securities without insurance or guarantees, if, in an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser or Portfolio Manager determines that the securities meet a Portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Adviser or Portfolio Manager will, consistent with a Portfolio's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

  CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

  The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Portfolio may fail to recoup fully its initial investment in a CMO residual.

  CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

  Inverse floaters and planned amortization class certificates ("PAC"). Planned amortization class certificates are parallel-pay real estate mortgage investment conduit ("REMIC") certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC certificates, even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC certificate payment schedule is taken into account in calculating the final distribution date of each class of the PAC certificate. In order to create PAC Tranches, generally one or more tranches must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

  A PAC IO is a PAC bond that pays an extremely high coupon rate, such as 200%, on its outstanding principal balance, and pays down according to a designated PAC schedule. Due to their high-coupon interest, PAC IO's are priced at very high premiums to par. Due to the nature of PAC prepayment bands and PAC collars, the PAC IO has a greater call (contraction) potential and thus would be impacted negatively by a sustained increase in prepayment speeds.

  Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

  Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

  Mortgage Dollar Rolls. Mortgage "dollar rolls" are contracts in which a Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, a Portfolio loses the right to receive principal and interest paid on the securities sold. However, a Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Portfolio. A Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, a Portfolio treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. Portfolios do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing and do not treat them as borrowings.

Other Asset-Backed Securities

  Other asset-backed securities are securities that directly or indirectly represent a participation interest in, or are secured by and payable from a stream of payments generated by particular assets such as automobile loans or installment sales contracts, home equity loans, computer and other leases, credit card receivables, or other assets. Generally, the payments from the collateral are passed through to the security holder. Due to the possibility that prepayments (on automobile loans and other collateral) will alter cash flow on asset-backed securities, generally it is not possible to determine in advance the actual final maturity date or average life of many asset-backed securities. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it may be possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. Other risks relate to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. The securities market for asset-backed securities may not, at times, offer the same degree of liquidity as markets for other types of securities with greater trading volume.

Zero Coupon, Deferred Interest, Step Coupon and Pay-In-Kind Bonds

  Zero coupon and deferred interest bonds are issued and traded at a discount from their face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

  A Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years a Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code of 1986 and the regulations thereunder. A Portfolio may obtain such cash from selling other portfolio holdings which may cause a Portfolio to incur capital gains or losses on the sale.

High Yield Bonds

  High Yield Bonds are high risk debt securities rated lower than Baa or BBB, or, if not rated by Moody's or S&P, of equivalent quality ("high yield bonds," which are commonly referred to as "junk bonds").

  In general, high yield bonds are not considered to be investment grade, and investors should consider the risks associated with high yield bonds before investing in the pertinent Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

  Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities. Analysis of the creditworthiness of issuers of debt securities that are high yield bonds may be more complex than for issuers of higher quality debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

  Included among the emerging market debt obligations in which a Portfolio may invest are "brady bonds," which are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady bonds are not considered U.S. government securities and are considered speculative. Brady bonds have been issued relatively recently, and accordingly, do not have a long payment history. They may be collateralized or uncollateralized, or have collateralized or uncollateralized elements, and issued in various currencies (although most are U.S. dollar- denominated), and they are traded in the over-the-counter secondary market.

  Brady bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing brady bonds. There can be no assurance that brady bonds in which a Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Portfolio to suffer a loss of interest or principal on any of its holdings.

  High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, a Portfolio may incur additional expenses to seek recovery.

  A Portfolio may purchase defaulted securities only when the Portfolio Manager believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and the securities offer an unusual opportunity for capital appreciation. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk.

  In the case of high yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

  The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

  There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to timely reflect subsequent events.

Participation on Creditors Committees

  A Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make a Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio will participate on such committees only when a Portfolio Manager believes that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

Bank Obligations

  Bank obligations include certificates of deposit, bankers' acceptances, fixed time deposits, and loans or credit agreements. Each Portfolio may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Portfolio will not invest in fixed time deposits which (i) are not subject to prepayment, or (ii) incur withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% for the Money Market Portfolio) would be invested in such deposits, repurchase agreements maturing in more than seven days, and other illiquid assets.

  A Portfolio may purchase loans or participation interests in loans made by U.S. banks and other financial institutions to large corporate customers. Loans are made by a contract called a credit agreement. Loans are typically secured by assets pledged by the borrower, but there is no guarantee that the value of the collateral will be sufficient to cover the loan, particularly in the case of a decline in value of the collateral. Loans may be floating rate or amortizing. See "Delayed Funding Loans and Revolving Credit Facilities", "Loan Participation" and "Variable and Floating Rate Securities" below for more information. Some loans may be traded in the secondary market among banks, loan funds, and other institutional investors.

  Unless otherwise noted, a Portfolio will not invest in any security or bank loan/credit agreement issued by a commercial bank unless: (i) the bank has total assets of at least U.S. $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least U.S. $1 billion, the aggregate investment made in any one such bank is limited to an amount, currently U.S. $100,000, insured in full by the Federal Deposit Insurance Corporation ("FDIC"); (ii) in the case of U.S. banks, it is a member of the FDIC; and (iii) in the case of foreign banks, the security is, in the opinion of the Adviser or the Portfolio Manager, of an investment quality comparable with other debt securities of similar maturities which may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

  Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including: (i) the possibilities that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

  Unless otherwise noted, a Portfolio may invest in short-term debt obligations of savings and loan associations provided that the savings and loan association issuing the security (i) has total assets of at least
$1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is insured in full, currently up to $100,000, by the Savings Association Insurance Fund ("SAIF"); (ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and (iii) the institution is insured by the SAIF.

  A Portfolio will not purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 15% of the value of its net assets (10% for the Money Market Portfolio) would be invested in such securities, other illiquid securities, or securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.

Delayed Funding Loans and Revolving Credit Facilities

  Each Portfolio may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make up loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will at all times segregate liquid assets.

  The Portfolios may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Portfolios currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available markets illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

Loan Participations

  Each Portfolio may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interest in which a Portfolio intends to invest may not be rated by any nationally recognized rating service.

  A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

  A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank's general creditors, a Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

  Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

  The Portfolios may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

  Each Portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

  Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Portfolio Manager believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in a Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolios currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolios' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

  Investment in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to a Portfolio. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Portfolio will rely on the Portfolio Manager's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

Municipal Securities

  Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

  The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

  Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

Small Capitalization Stocks

  Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a major securities exchange. As a result, the disposition by a Portfolio of securities to meet redemptions, or otherwise, may require the Portfolio to sell these securities at a discount from market prices or to sell during a period when such disposition is not desirable or to make many small sales over a lengthy period of time.

Corporate Debt Securities

  The debt securities in which any Portfolio, other than the Money Market Portfolio, may invest are limited to corporate debt securities (corporate bonds, debentures, notes, and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for that particular Portfolio, or, if not so rated, are, in the Portfolio Manager's opinion, comparable in quality to corporate debt securities in which a Portfolio may invest. The debt securities in which the Money Market Portfolio may invest are described in the Prospectus and in the discussion of the investment objective and policies of that Portfolio above.

  The investment return on corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

  Tender Option Bonds. Tender option bonds are generally long-term securities that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

Variable and Floating Rate Securities

  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event based, such as based on a change in the prime rate.

  The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a money market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide Portfolios with a certain degree of protection against rises in interest rates, Portfolios investing in floaters will participate in any declines in interest rates as well.

  The interest rate on a leveraged inverse floating rate debt instrument ("inverse floater") resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may

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

be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's limitations on investments in such securities.

  A super floating rate collateralized mortgage obligation ("super floater") is a leveraged floating-rate tranche in a CMO issue. At each monthly reset date, a super floater's coupon rate is determined by a slated formula. Typically, the rate is a multiple of some index minus a fixed-coupon amount. When interest rates rise, a super floater is expected to outperform regular floating rate CMOs because of its leveraging factor and higher lifetime caps. Conversely, when interest rates fall, a super floater is expected to underperform floating rate CMOs because its coupon rate drops by the leveraging factor. In addition, a super floater may reach its cap as interest rates increase and may no longer provide the benefits associated with increasing coupon rates.

Commercial Paper

  Each Portfolio, other than the Money Market Portfolio, may invest in commercial paper denominated in U.S. dollars, issued by U.S. corporations or foreign corporations and (1) rated at the date of investment Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or (2) if not rated by either Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P or (3) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest. If issued by a foreign corporation, such commercial paper is U.S. dollar-denominated and not subject at the time of purchase to foreign tax withholding. The Money Market Portfolio may invest in commercial paper that meets the standards for money market securities that Portfolio may acquire as described in the Prospectus and in the discussion of the investment objective and policies of that Portfolio above.

  Commercial paper obligations may include variable amount master demand notes. These are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. However, they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Adviser or Portfolio Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Adviser or Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or S&P; a Portfolio, other than the Money Market Portfolio, may invest in them only if the Adviser or Portfolio Manager believes that at the time of investment the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. With respect to the Money Market Portfolio, determination of eligibility for the Portfolio will be in accordance with the standards described in the discussion of the Portfolio in the Prospectus and in "Additional Investment Policies of the Portfolios" above. Master demand notes are considered by the Portfolio to have a maturity of one day unless the Adviser or Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and S&P ratings applicable to commercial paper.

Convertible Securities

  Convertible securities are fixed-income securities which may be converted or exchanged at a stated exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible bonds and convertible preferred stocks, until converted, have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks, and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

  As fixed-income securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default in their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

  A convertible security, in addition to providing fixed-income, offers the potential for capital appreciation through the conversion feature which enables the holder to benefit from increases in the market price of the underlying common stock. In selecting the securities for a Portfolio, the Adviser or Portfolio Manager gives substantial consideration to the potential for capital appreciation of the common stock underlying the convertible securities. However, there can be no assurance of capital appreciation because securities prices fluctuate.

  Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

  A "synthetic convertible" is created by combining distinct securities which possess the two principal characteristics of a true convertible, i.e., fixed-income ("fixed-income component") and the right to acquire equity securities ("convertibility component"). This combination is achieved by investing in nonconvertible fixed-income securities (nonconvertible bonds and preferred stocks) and in warrants, granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price.

  However, the synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible, which is a single security having a unitary market value, a synthetic convertible is comprised of two distinct securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. For this reason, the value of a synthetic convertible and a true convertible security will respond differently to market fluctuations.

  More flexibility is possible in the assembly of a synthetic convertible than in the purchase of a convertible security in that its two components may be purchased separately. For example, a Portfolio Manager may purchase a warrant for inclusion in a synthetic convertible but temporarily hold short-term investments while postponing purchase of a corresponding bond pending development of more favorable market conditions.

  A holder of a synthetic convertible faces the risk that the price of the stock underlying the convertibility component will decline, causing a decline in the value of the warrant; should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the warrant would be lost. Since a synthetic convertible includes the fixed-income component as well, the holder of a synthetic convertible also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

Repurchase Agreements

  Repurchase agreements entail the purchase of a portfolio eligible security from a bank or broker-dealer that agrees to repurchase the security at the Portfolio's cost plus interest within a specified time (normally one day). Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight. If a Portfolio acquires securities from a bank or broker-dealer it may simultaneously enter into a repurchase agreement with the seller wherein the seller agrees at the time of sale to repurchase the security at a mutually agreed upon time and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount which reflects an agreed upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

  If the party agreeing to repurchase should default and if the value of the securities held by a Portfolio should fall below the repurchase price, a loss could be incurred. Repurchase agreements will be entered into only where the underlying security is within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody's or AAA, AA, or A by S&P) or, if not rated by Moody's or S&P, are of equivalent investment quality as determined by the Adviser or Portfolio Manager, except that the Money Market Portfolio will enter into repurchase agreements only where the underlying securities are of the quality that is eligible for the Portfolio as described in the Prospectus and in the discussion of that Portfolio's investment objective and policies above.

  Under the 1940 Act, repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. The Adviser or Portfolio Manager to a Portfolio monitors the value of the underlying securities at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that its value always equals or exceeds the agreed upon repurchase price to be paid to the Portfolio. The Adviser or Portfolio Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

  A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities which are not readily marketable, would exceed 15% of the net assets of the Portfolio (10% for the Money Market Portfolio). If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

Borrowing

  Each Portfolio may borrow up to certain limits. A Portfolio may not borrow if, as a result of such borrowing, the total amount of all money borrowed by the Portfolio exceeds 33 1/3% of the value of its total assets (at the time of such borrowing), including reverse repurchase agreements. This borrowing may be unsecured. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements will be included as borrowing subject to the borrowing limitations described above.

Reverse Repurchase Agreements and Other Borrowings

  Reverse repurchase agreements, among the forms of borrowing, involve the sale of a debt security held by the Portfolio, with an agreement by that Portfolio to repurchase the security at a stated price, date and interest payment.

  A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. The use of reverse repurchase agreements by a Portfolio creates leverage which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. A Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase.

  A Portfolio may enter into reverse repurchase agreements with banks or broker-dealers. Entry into such agreements with broker-dealers requires the creation and maintenance of segregated assets consisting of U.S. government securities, cash or liquid securities marked-to-market daily at least equal in value to its obligations in respect of reverse repurchase agreements.

Firm Commitment Agreements and When-Issued or Delayed Delivery Securities

  Firm commitment agreements are agreements for the purchase of securities at an agreed upon price on a specified future date. A Portfolio may purchase new issues of securities on a "when-issued" or "delayed delivery" basis, whereby the payment obligation and interest rate on the instruments are fixed at the time of the transaction. Such transactions might be entered into, for example, when the Adviser or Portfolio Manager to a Portfolio anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

  Except for the Mid-Cap Value Portfolio, a Portfolio will not enter into such a transaction for the purpose of investment leverage. Liability for the purchase price--and all the rights and risks of ownership of the securities-- accrue to the Portfolio at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Portfolio to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Portfolio is obligated to purchase such securities it will segregate assets consisting of U.S. government securities, cash or liquid securities marked-to-market daily of an aggregate current value sufficient to make payment for the securities.

Loans of Portfolio Securities

  For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities to broker-dealers or U.S. banks provided: (i) such loans are secured continuously by collateral consisting of cash, cash equivalents, or U.S. government securities maintained on a daily marked-to-market basis in an amount or at a market value at least equal to the current market value of the securities loaned; (ii) the Portfolio may at any time call such loans (subject to notice provisions in the loan agreement) and obtain the securities loaned; (iii) the Portfolio will receive an amount in cash at least equal to the interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Portfolio. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. If the borrower fails to deliver the loaned securities on a timely basis (as defined in the loan agreement), the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. It should be noted that in connection with the lending of its portfolio securities, the Portfolio is exposed to the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower become insolvent. The Fund has authorized State Street Bank & Trust Company and The Chase Manhattan Bank ("Chase") (collectively, the "Lending Agents") to engage in securities lending. In determining whether to lend securities, the Lending Agents consider all relevant facts and circumstances, including the creditworthiness of the borrower. Voting rights attached to the loaned securities may pass to the borrower with the lending of portfolio securities. The Portfolio may recall securities if the Portfolio Manager wishes to vote on matters put before shareholders.

Short Sales

  A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price. Even during normal or favorable market conditions, the Portfolio may make short sales in an attempt to maintain portfolio flexibility and facilitate the rapid implementation of investment strategies if the Portfolio Manager believes that the price of a particular security or group of securities is likely to decline.

  When the Portfolio makes a short sale, the Portfolio must arrange through a broker to borrow the security to deliver to the buyer; and, in so doing, the Portfolio becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the security. The Portfolio must also pay any dividends or interest payable on the security until the Portfolio replaces the security.

  The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with the broker, consisting of cash, U.S. government securities or other securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, the Portfolio will be required to maintain cash or liquid securities, marked-to-market daily, in segregation in an amount such that the value of the sum of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short.

Short Sales Against the Box

  A short sale is "against the box" when a Portfolio enters into a transaction to sell a security short as described above, while at all times during which a short position is open, maintaining an equal amount of such securities, or owning securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. The Portfolio's obligation to replace the securities sold short is then completed by purchasing the securities at their market price at time of replacement.

Illiquid and Restricted Securities (Private Placements)

  Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such security at a time when a Portfolio Manager might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition.

  A Portfolio will not acquire restricted securities (including privately placed securities) if they are illiquid and other securities that are illiquid, such as repurchase agreements maturing in more than seven days, if as a result they would comprise more than 15% of the value of the Portfolio's net assets, and in the case of the Money Market Portfolio, 10% of the value of its Portfolio assets. The privately placed securities in which these Portfolios may invest are called restricted securities because there are restrictions or conditions attached to their resale.

  Restricted securities may be sold only in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or in a transaction exempt from such registration such as certain privately negotiated transactions. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith under the direction of the Board of Trustees. If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Portfolio should be in a position where more than 15% of the value of its net assets are invested in restricted securities that are illiquid and other securities that are illiquid, the Portfolio Manager will consider whether steps should be taken to assure liquidity.

  Certain restricted securities may be purchased by certain "qualified institutional buyers" without the necessity for registration of the securities. A Portfolio may acquire such a security without the security being treated as illiquid for purposes of the above-described limitation on acquisition of illiquid assets if the Portfolio Manager determines that the security is liquid under guidelines adopted by the Fund's Board of Trustees. Investing in such restricted securities could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Precious Metals-Related Securities

  Precious metals-related securities are considered equity securities of U.S. and foreign companies involved in the exploration, mining, development, production, or distribution of gold or other natural resources, including minerals and metals such as copper, aluminum, silver, platinum, uranium, strategic metals, diamonds, coal, oil, and phosphates.

  The value of these securities may be affected by worldwide financial and political factors, and prices may fluctuate sharply over short time periods. For example, precious metals securities may be affected by changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, governmental restrictions on the private ownership of certain precious metals or minerals and other factors.

Foreign Securities

  American Depositary Receipts ("ADRs") are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly-traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs") and global Depositary Receipts ("GDRs") are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

  Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks are intensified with respect to investments in emerging market countries. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation, nationalization, or confiscatory taxation, adverse changes in investment or exchange control regulations, trade restrictions, political instability (which can affect U.S. investments in foreign countries), and potential restrictions on the flow of international capital. It may be more difficult to obtain and enforce judgments against foreign entities. Additionally, income (including dividends and interest) from foreign securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Transactions on foreign exchanges or over-the-counter markets may involve greater time from the trade date until settlement than for domestic securities transactions and, if the securities are held abroad, may involve the risk of possible losses through the holding of securities in custodians and depositories in foreign countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Investing in ADRs, EDRs and GDRs may involve many of the same special risks associated with investing in securities of foreign issuers other than liquidity risks.

  There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting and auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies.

  It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

  With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, nationalization, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

  The dividends and interest payable on certain of the Portfolios' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution.

  Each of the emerging countries, including Asia and Eastern Europe, may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions;
(iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Portfolios may invest and adversely affect the value of the Portfolios' assets. A Portfolio's investments could in the future be adversely affected by any increase in taxes or by political, economic or diplomatic developments. Investment opportunities within former "east bloc" countries in Eastern Europe may be considered "not readily marketable" for purposes of the limitation on illiquid securities set forth above.

  Investment in foreign securities also involves the risk of possible losses through the holding of securities in custodian banks and securities depositories in foreign countries. (See "Custodian and Transfer Agency and Dividend Disbursing Services" for more information concerning the Fund's custodian and foreign sub-custodian.) No assurance can be given that expropriation, nationalization, freezes, or confiscation of assets, which would impact assets of the Portfolio, will not occur, and shareholders bear the risk of losses arising from these or other events.

  Foreign investments of any Portfolio whose principal investment strategy is to invest in companies located outside of the U.S. will be allocated to at least three countries at all times. In addition, each Portfolio may not invest more than 50% of its assets in any one second tier country or more than 25% of its assets in any one third tier country. First tier countries are: Germany, the United Kingdom, Japan, the United States, France, Canada, and Australia. Second tier countries are all countries not in the first or third tier. Third tier countries are countries identified as "emerging" or "developing" by the International Bank for Reconstruction and Development ("World Bank") or International Finance Corporation. The Portfolios are not subject to any limit upon investment in issuers domiciled or primarily traded in the United States. Less diversification among countries may create an opportunity for higher returns, but may also result in higher risk of loss because of greater exposure to a market decline in a single country.

  Furthermore, there are greater risks involved in investing in emerging market countries and/or their securities markets, such as less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes. Such risks can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines.

Foreign Currency Transactions and Forward Foreign Currency Contracts

  Generally, foreign exchange transactions will be conducted on a spot, i.e., cash, basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. This rate, under normal market conditions, differs from the prevailing exchange rate in an amount generally less than
0.15 of 1% due to the costs of converting from one currency to another. However, the Portfolios have authority to deal in forward foreign exchange transactions to hedge and manage currency exposure against possible fluctuations in foreign exchange rates. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. When entering into such contracts, a Portfolio assumes the credit risk of the counterparty.

  Dealings in forward foreign exchange transactions may include hedging involving either specific transactions or portfolio positions. A Portfolio may purchase and sell forward foreign currency contracts in combination with other transactions in order to gain exposure to an investment in lieu of actually purchasing such investment. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Portfolio arising from the purchase and sale of portfolio securities, the sale and redemption of shares of a Portfolio, or the payment of dividends and distributions by a Portfolio. Position hedging is the sale of forward foreign currency contracts with respect to portfolio security positions denominated in or exposed to a foreign currency. In connection with either of these types of hedging, a Portfolio may also engage in proxy hedging. Proxy hedging entails entering into a forward contract to buy or sell a currency whose changes in value are generally considered to be moving in correlation with a currency or currencies in which portfolio securities are or are expected to be denominated. Proxy hedging is often used when a currency in which portfolio securities are denominated is difficult to hedge. The precise matching of a currency with a proxy currency will not generally be possible and there may be some additional currency risk in connection with such hedging transactions. In addition to the above, a portfolio may also cross-hedge between two non-U.S. currencies, which involves moving a security from one currency into a second currency that is not the currency that account performance is based upon. The Portfolios will not speculate in forward foreign exchange.

  A Portfolio may enter into forward foreign currency contracts only under the following circumstances: First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying security transactions (or a proxy currency considered to move in correlation with that currency) for a fixed amount of dollars, a Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. Second, when the Portfolio Manager of a Portfolio believes that the currency of a particular foreign country may suffer a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency (or a proxy currency considered to move in correlation with that currency), approximating the value of some or all of the Portfolio's portfolio securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. In no event will a Portfolio enter into forward contracts or maintain a net exposure to such contracts, where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of that Portfolio's holdings

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denominated in or exposed to that foreign currency (or a proxy currency considered to move in correlation with that currency), or exposed to a particular securities market, or futures contracts, options or other derivatives on such holdings. In addition, in no event will a Portfolio enter into forward contracts under this second circumstance, if, as a result, the Portfolio will have more than 25% of the value of its total assets committed to the consummation of such contracts. The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities or other assets denominated in or exposed to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, cash or liquid equity or debt securities will be segregated in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or additional cash or securities will be segregated on a daily basis so that the value of the segregated assets will equal the amount of the Portfolio's commitments with respect to such contracts.

  When a Portfolio Manager of a Portfolio believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, that Portfolio may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of the Portfolio's holdings denominated in or exposed to such foreign currency. At the maturity of the forward contract to sell, the Portfolio may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating the Portfolio to purchase, on the same maturity date, the same amount of the foreign currency.

  It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

  If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

  A Portfolio is not required to enter into such transactions with regard to their foreign currency denominated securities and will not do so unless deemed appropriate by its Portfolio Manager. It also should be realized that this method of protecting the value of a Portfolio's holdings in securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result from the value of such currency increase.

  Although a Portfolio values its shares in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

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Options

  Purchasing and Writing Options on Securities. A Portfolio may purchase and sell (write) (i) both put and call options on debt or other securities in standardized contracts traded on national securities exchanges, boards of trade, similar entities, or for which an established over-the-counter market exists; and (ii) agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

  An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held in a Portfolio will enable a Portfolio to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Portfolio will continue to receive interest income on such security.

  A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Portfolio may also allow options to expire unexercised.

  In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

  In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

  A Portfolio may write call options and put options only if they are "covered" or "secured." In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are segregated) upon conversion or exchange of other securities held by the Portfolio, or, if the Portfolio has a call on the same security if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in segregated cash, U.S. government securities or liquid securities marked-to-market daily. A put is secured if the Portfolio maintains cash, U.S. government securities or liquid securities marked-to-market daily with a value equal to the exercise price on a segregated basis, sells short the security underlying the put option at an equal or greater exercise price, or holds a put on the same underlying security at an equal or greater exercise price.

  Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

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

  A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

  The premium paid for a put or call option purchased by a Portfolio is an asset of the Portfolio. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

  A Portfolio may write covered straddles and/or strangles consisting of a combination of a call and a put written on the same underlying security. A straddle and/or a strangle will be covered when sufficient assets are segregated to meet the Portfolio's immediate obligations. A Portfolio may use the same segregated cash, U.S. government securities or liquid securities marked-to-market daily to cover both the call and put options where the exercise price of a call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolio will also segregate cash, U.S. government securities or liquid securities equivalent to the amount, if any, by which the put is "in the money."

  Purchasing and Writing Options on Stock Indexes. A stock index is a method of reflecting in a single number the market values of many different stocks or, in the case of value weighted indices that take into account prices of component stocks and the number of shares outstanding, the market values of many different companies. Stock indexes are compiled and published by various sources, including securities exchanges. An index may be designed to be representative of the stock market as a whole, of a broad market sector (e.g., industrials), or of a particular industry (e.g., electronics). An index may be based on the prices of all, or only a sample, of the stocks whose value it is intended to represent.

  A stock index is ordinarily expressed in relation to a "base" established when the index was originated. The base may be adjusted from time to time to reflect, for example, capitalization changes affecting component stocks. In addition, stocks may from time to time be dropped from or added to an index group. These changes are within the discretion of the publisher of the index.

  Different stock indexes are calculated in different ways. Often the market prices of the stocks in the index group are "value weighted;" that is, in calculating the index level, the market price of each component stock is multiplied by the number of shares outstanding. Because of this method of calculation, changes in the stock prices of larger corporations will generally have a greater influence on the level of a value weighted (or sometimes referred to as a capitalization weighted) index than price changes affecting smaller corporations.

  In general, index options are very similar to stock options, and are basically traded in the same manner. However, when an index option is exercised, the exercise is settled by the payment of cash--not by the delivery of stock. The assigned writer of a stock option is obligated to pay the exercising holder cash in an amount equal to the difference (expressed in dollars) between the closing level of the underlying index on the exercise date and the exercise price of the option, multiplied by a specified index "multiplier." A multiplier of 100, for example, means that a one-point difference will yield $100. Like other options listed on United States securities exchanges, index options are issued by the Options Clearing Corporation ("OCC").

  Gains or losses on the Portfolios' transactions in securities index options depend primarily on price movements in the stock market generally (or, for narrow market indexes, in a particular industry or segment of the market) rather than the price movements of individual securities held by a Portfolio of the Fund. A Portfolio may sell securities index options prior to expiration in order to close out its positions in stock index options which it has purchased. A Portfolio may also allow options to expire unexercised.

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

  Risks of Options Transactions. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

  There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option it had purchased on a security, it would have to exercise the option to realize any profit or the option may expire worthless. If a Portfolio were unable to close out a covered call option it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

  If trading were suspended in an option purchased by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.

  With respect to index options, current index levels will ordinarily continue to be reported even when trading is interrupted in some or all of the stocks in an index group. In that event, the reported index levels will be based on the current market prices of those stocks that are still being traded (if any) and the last reported prices for those stocks that are not currently trading. As a result, reported index levels may at times be based on non-current price information with respect to some or even all of the stocks in an index group. Exchange rules permit (and in some instances require) the trading of index options to be halted when the current value of the underlying index is unavailable or when trading is halted in stocks that account for more than a specified percentage of the value of the underlying index. In addition, as with other types of options, an exchange may halt the trading of index options whenever it considers such action to be appropriate in the interests of maintaining a fair and orderly market and protecting investors. If a trading halt occurs, whether for these or for other reasons, holders of index options may be unable to close out their positions and the options may expire worthless.

  Spread Transactions. Spread transactions are not generally exchange listed or traded. Spread transactions may occur in the form of options, futures, forwards or swap transactions. The purchase of a spread transaction gives a Portfolio the right to sell or receive a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. The risk to a Portfolio in purchasing spread transactions is the cost of the premium paid for the spread transaction and any transaction costs. The sale of a spread transaction obligates a Portfolio to purchase or deliver a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. In addition, there is no assurance that closing transactions will be available. The purchase and sale of spread transactions will be used in furtherance of a Portfolio's objectives and to protect a Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread transaction. The Fund does not consider a security covered by a spread transaction to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of its assets. The sale of spread transactions will be "covered" or "secured" as described in the "Options", "Options on Foreign Currencies", "Futures Contracts and Options on Futures Contracts", and "Swap Agreements and Options on Swap Agreements" sections.

Options on Foreign Currencies

  Portfolios may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

  Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forgo a portion or all of the benefits of advantageous changes in those rates.

  A Portfolio may write options on foreign currencies for hedging purposes. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be executed and the diminution in value of portfolio securities will be offset by the amount of the premium received.

  Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

  A Portfolio may write covered call and put options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio (i) owns the underlying foreign currency covered by the call; (ii) has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in segregation) upon conversion or exchange of other foreign currency held in its portfolio; (iii) has a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held
(a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in segregated government securities, cash or liquid securities marked-to-market daily, and/or cash, U.S. Government securities, or liquid securities marked-to-market daily; or (iv) segregates and marks-to-market cash or liquid assets equal to the value of the underlying foreign currency. A put option written on a foreign currency by a Portfolio is "covered" if the option is secured by (i) segregated government securities, cash or liquid securities marked-to-market daily of that foreign currency, and/or segregated U.S. Government securities, cash or liquid securities marked-to-market daily at least equal to the exercise price, (ii) sells short the security underlying the put option at an equal or greater exercise price, or (iii) a put on the same underlying currency at an equal or greater exercise price.

  A Portfolio also may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A written call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the Portfolio collateralizes the option by segregating cash, U.S. Government Securities, and/or liquid securities marked-to-market daily in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

  Foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the

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foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

  In addition, options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investments in Other Investment Company Securities

  Under the 1940 Act, a Portfolio may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. In some instances, a Portfolio may invest in an investment company, including an unregistered investment company, in excess of these limits. This may occur, for instance, when a Portfolio invests collateral it receives from loaning its portfolio securities. As the shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Such expenses are in addition to the expenses a Portfolio pays in connection with its own operations.

  Among the types of investment companies in which a Portfolio may invest are Portfolio Depositary Receipts ("PDRs") and Index Fund Shares (PDRs and Index Fund Shares are collectively referred to as "Exchange Traded Funds" or "ETFs"). PDRs represent interests in an unit investment trust holding a portfolio of securities("UIT") that may be obtained from the UIT or purchased in the secondary market. Each PDR is intended to track the underlying securities portfolio, trade like a share of common stock, and pay to PDR holders periodic dividends proportionate to those paid with respect to the underlying portfolio of securities, less certain expenses. Index Fund Shares are shares issued by an open-end management investment company that seeks to provide investment results that correspond generally to the price and yield performance of specified foreign or domestic equity index ("Index Fund"). ETFs include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Optimized Portfolios as Listed Securities ("OPALS"), Dow Jones Industrial Average Instruments ("Diamond"), Nasdaq 100 tracking shares ("QQQ") and I-Shares.

  SPDRs. SPDRs track the performance of a basket of stocks intended to track the price performance and dividend yields of the S&P 500 until a specified maturity date. SPDRs are listed on the American Stock Exchange. Holders of SPDRs are entitled to receive quarterly distributions corresponding to dividends received on shares contained in the underlying basket of stocks net of expenses. On the maturity date of the SPDRs' UIT, the holders will receive the value of the underlying basket of stocks.

  OPALS. OPALS track the performance of adjustable baskets of stocks until a specified maturity date. Holders of OPALS are entitled to receive semi-annual distributions corresponding to dividends received on shares contained in the underlying basket of stocks, net of expenses. On the maturity date of the OPALS' UIT, the holders will receive the physical securities comprising the underlying baskets.

  I-Shares. I-Shares track the performance of specified equity market indexes, including the S&P 500. I-Shares are listed on the American Stock Exchange and the Chicago Board Option Exchange. Holders of I-Shares are entitled to receive distributions not less frequently than annually corresponding to dividends and other distributions received on shares contained in the underlying basket of stocks net of expenses. I-Shares are Index Fund Shares.

  Individual investments in PDRs generally are not redeemable, except upon termination of the UIT. Similarly, individual investments in Index Fund Shares generally are not redeemable. However, large quantities of PDRs known as "Creation Units" are redeemable from the sponsor of the UIT. Similarly, block sizes of Index Fund Shares, also known as "Creation Units", are redeemable from the issuing Index Fund. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market.

  The price of ETFs is derived from and based upon the securities held by the UIT or Index Fund. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on ETFs. ETFs represent an unsecured obligation and therefore carry with them the risk that the counterparty will default and the Portfolio may not be able to recover the current value of its investment.

  Investments in ETFs will be limited to the percentage restrictions set forth above for investments in investment company securities.

Futures Contracts and Options on Futures Contracts

  There are several risks associated with the use of futures and futures options. While a Portfolio hedging transactions may protect the Portfolio against adverse movements in the general level of interest rates or stock or currency prices, such transactions could also preclude the opportunity to benefit from favorable movements in the level of interest rates or stock or currency prices. A hedging transaction may not correlate perfectly with price movements in the assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Portfolio and/or the hedging vehicle, so that the Portfolio's return might have been better had hedging not been attempted.

  There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and lack a deep secondary market. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements until the position is closed.

  Futures on securities. A futures contract on a security is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of a security at a specified price at a future date.

  If a fund buys a futures contract to gain exposure to securities, the fund is exposed to the risk of change in the value of the futures contract, which may be caused by a change in the value of the underlying securities.

  Interest Rate Futures. An interest rate futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) at a specified price at a future date. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred. A public market exists in futures contracts covering various financial instruments including U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, three month
U.S. Treasury bills, 90 day commercial paper, bank certificates of deposit, and Eurodollar certificates of deposit.

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

  As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Portfolio intended to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

  A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

  Stock Index Futures. A stock index is a method of reflecting in a single number the market values of many different stocks or, in the case of capitalization weighted indices that take into account both stock prices and the number of shares outstanding, many different companies. An index fluctuates generally with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold. No physical delivery of the underlying stocks in the index is made.

  A Portfolio may purchase and sell stock index futures contracts to hedge its securities portfolio. A Portfolio may engage in transactions in futures contracts only in an effort to protect it against a decline in the value of the Portfolio's portfolio securities or an increase in the price of securities that the Portfolio intends to acquire. For example, a Portfolio may sell stock index futures to protect against a market decline in an attempt to offset partially or wholly a decrease in the market value of securities that the Portfolio intends to sell. Similarly, to protect against a market advance when the Portfolio is not fully invested in the securities market, the Portfolio may purchase stock index futures that may partly or entirely offset increases in the cost of securities that the Portfolio intends to purchase.

  Futures Options. Futures options possess many of the same characteristics as options on securities. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

  Options on stock index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the stock index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. During the option period, the covered call writer (seller) has given up the opportunity to profit from a price increase in the underlying securities above the exercise price. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

  A Portfolio may write covered straddles and/or strangles consisting of a combination of a call and a put written on the same underlying futures contract. A straddle and/or a strangle will be covered when sufficient assets are segregated to meet the Portfolio's immediate obligations. A Portfolio may use the same segregated cash, U.S. government securities or liquid securities marked-to-market daily to cover both the call and put options where the exercise price of a call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolio will also segregate cash, U.S. government securities or liquid securities equivalent to the amount, if any, by which the put is "in the money."

  If a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

  A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

  Limitations. The Fund will comply with certain regulations of the Commodity Futures Trading Commission ("CFTC") under which an investment company may engage in futures transactions and qualify for an exclusion from being a "commodity pool." Under these regulations, a Portfolio may only enter into a futures contract or purchase an option thereon (1) for bona fide hedging purposes and (2) for other purposes if, immediately thereafter, the initial margin deposits for futures contracts held by that Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

  When purchasing a futures contract, a Portfolio must segregate cash, U.S. government securities and/or other liquid securities marked-to-market daily (including any margin) equal to the price of such contract or will "cover" its position by holding a put option permitting the Portfolio to sell the same futures contract with a strike price equal to or higher than the price of the futures contract held. When writing a call option on a futures contract, the Portfolio similarly will segregate government securities, cash and/or liquid securities marked-to-market daily of that foreign currency, and/or, U.S. government securities, cash, or other liquid securities marked-to-market daily

(including any margin) equal to the value of the futures contract or will "cover" its position by (1) owning the same futures contract at a price equal to or lower than the strike price of the call option, or (2) owning the commodity (financial or otherwise) underlying the futures contract, or (3) holding a call option permitting the Portfolio to purchase the same futures contract at a price equal to or lower than the strike price of the call option sold by the Portfolio. When selling a futures contract or selling a put option on a futures contract, the Portfolio is required to segregate government securities, cash and/or liquid securities marked-to-market daily of that foreign currency, and/or U.S. government securities, cash, or other liquid securities marked-to-market daily (including any margin) equal to the market value of such contract or exercise price of such option or to "cover" its position, when selling a futures contract, by (1) owning the commodity (financial or otherwise) underlying the futures contract or (2) holding a call option permitting the Portfolio to purchase the same futures contract at a price equal to or lower than the price at which the short position was established, and, when selling a put option on the futures contract, by (1) selling the futures contract underlying the put option at the same or higher price than the strike price of the put option or (2) purchasing a put option, if the strike price of the purchased option is the same or higher than the strike price of the put option sold by the Portfolio.

  A Portfolio may not maintain open short positions in futures contracts or call options written on futures contracts if, in the aggregate, the market value of all such open positions exceeds the current value of its portfolio securities, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the Portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities it owns, the value of those securities will be deducted from the current market value of the securities portfolio.

  The Fund reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities. If other types of options, futures contracts, or futures options are traded in the future, a Portfolio may also use such investment techniques, provided that the Board of Trustees determines that their use is consistent with the Portfolio's investment objective.

  Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the portfolio securities being hedged and the instruments underlying the hedging vehicle in such respects as interest rate levels, maturities, conditions affecting particular industries, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

  The price of futures contracts may not correlate perfectly with movement in the underlying security or stock index, due to certain market distortions. This might result from decisions by a significant number of market participants holding stock index futures positions to close out their futures contracts through offsetting transactions rather than to make additional margin deposits. Also, increased participation by speculators in the futures market may cause temporary price distortions. These factors may increase the difficulty of effecting a fully successful hedging transaction, particularly over a short time frame. With respect to a stock index futures contract, the price of stock index futures might increase, reflecting a general advance in the market price of the index's component securities, while some or all of the portfolio securities might decline. If a Portfolio had hedged its portfolio against a possible decline in the market with a position in futures contracts on an index, it might experience a loss on its futures position until it could be closed out, while not experiencing an increase in the value of its portfolio securities. If a hedging transaction is not successful, the Portfolio might experience losses which it would not have incurred if it had not established futures positions. Similar risk considerations apply to the use of interest rate and other futures contracts.

  Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

  Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protection as funds received in respect of transactions on United States futures exchanges. In addition, any profits that the Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or the Portfolio could incur losses as a result of changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges or boards of trade and those that are not.

  There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or a futures option position, and that Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Foreign Currency Futures and Options Thereon

  Foreign Currency Futures are contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures") which may also be engaged in for cross-hedging purposes. Cross-hedging involves the sale of a futures contract on one foreign currency to hedge against changes in exchange rates for a different ("proxy") currency if there is an established historical pattern of correlation between the two currencies. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Portfolio's securities or adversely affect the prices of securities that the Portfolio has purchased or intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the Portfolio Manager's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of foreign currency futures or may realize losses.

Swap Agreements and Options on Swap Agreements

  A Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregated cash, U.S. Government securities, and/or liquid securities marked-to-market daily, to avoid any potential leveraging of a Portfolio. Swap agreements may include: (1) "currency exchange rate", which involve the exchange by a Portfolio with another party of their respective rights to make or receive payments is specified currencies; (2) "interest rate", which involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest; and (3) "interest rate index", which involve the exchange by a Portfolio with another party of the respective amounts payable with respect to a national principal amount at interest rates equal to two specified indices; and other interest rate swap arrangements such as: (1) "caps," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (2) "floors," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a certain level, or "floor"; and (3) "collars," under which one party sells a cap and purchases a floor or vice-versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

  Generally, the swap agreement transactions in which a Portfolio will engage are not regulated as futures or commodity option transactions under the Commodity Exchange Act or by the Commodity Futures Trading Commission.

  Risks of Swap Agreements. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on a Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. It may not be possible to enter into a reverse swap or close out a swap position prior to its original maturity and, therefore, a Portfolio may bear the risk of such position until its maturity. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of a Portfolio's repurchase agreement guidelines unless otherwise specified in the investment policies of the Portfolio). Certain tax considerations may limit a Portfolio's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. See the section "Taxation" for more information.

Hybrid Instruments

  A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

  Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Portfolio to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Portfolio. Accordingly, no Portfolio will invest more than 5% of its assets in hybrid instruments.

  Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products will be subject to

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


limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Structured Notes

  The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices, or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Portfolio's investment. Structured notes may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

Warrants and Rights

  Warrants or rights may be acquired as part of a unit or attached to securities at the time of purchase without limitation. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Duration

  Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. Duration is one of the fundamental tools that may be used by the Adviser or Portfolio Manager in fixed income security selection. In this discussion, the term "bond" is generally used to connote any type of debt instrument.

  Most notes and bonds have provided interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

  Duration is a measure of the average life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

  Although frequently used, the "term of maturity" of a bond is not a useful measure of the longevity of a bond's cash flow because it refers only to the time remaining to the repayment of principal or corpus and disregards earlier coupon payments. Thus, for example, three bonds with the same maturity may not have the same investment characteristics (such as risk or repayment time). One bond may have large coupon payments early in its life, whereas another may have payments distributed evenly throughout its life. Some bonds (such as zero coupon bonds) make no coupon payments until maturity. Clearly, an investor contemplating investing in these bonds should consider not only the final payment or sum of payments on the bond, but also the timing and magnitude of payments in order to make an accurate assessment of each bond. Maturity, or the term to maturity, does not provide a prospective investor with a clear understanding of the time profile of cash flows over the life of a bond.

  Another way of measuring the longevity of a bond's cash flow is to compute a simple average time to payment, where each year is weighted by the number of dollars the bond pays that year. This concept is termed the "dollar-weighted mean waiting time," indicating that it is a measure of the average time to payment of a bond's cash flow. The critical shortcoming of this approach is that it assigns equal weight to each dollar paid over the life of a bond, regardless of when the dollar is paid. Since the present value of a dollar decreases with the amount of time which must pass before it is paid, a better method might be to weight each year by the present value of the dollars paid that year. This calculation puts the weights on a comparable basis and creates a definition of longevity which is known as duration.

  A bond's duration depends upon three variables: (i) the maturity of the bond; (ii) the coupon payments attached to the bond; and (iii) the bond's yield to maturity. Yield to maturity, or investment return as used here, represents the approximate return an investor purchasing a bond may expect if he holds that bond to maturity. In essence, yield to maturity is the rate of interest which, if applied to the purchase price of a bond, would be capable of exactly reproducing the entire time schedule of future interest and principal payments.

  Increasing the size of the coupon payments on a bond, while leaving the maturity and yield unchanged, will reduce the duration of the bond. This follows from the fact that because bonds with higher coupon payments pay relatively more of their cash flows sooner, they have shorter durations. Increasing the yield to maturity on a bond (e.g., by reducing its purchase price), while leaving the terms to maturity and coupon payments unchanged, also reduces the duration of the bond. Because a higher yield leads to lower present values for more distant payments relative to earlier payments, and, to relatively lower weights attached to the years remaining to those payments, the duration of the bond is reduced.

  There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is mortgage pass-throughs. The stated final maturity is generally 30 years but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser or Portfolio Manager to a Portfolio will use more sophisticated analytical techniques which incorporate the economic life of a security into the determination of its interest rate exposure.

  Futures, options, and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions will lengthen the portfolio duration if interest rates go down and bond prices go up by approximately the same amount that holding an equivalent amount of the underlying securities would.

  Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration if interest rates go up and bond prices go down by approximately the same amount that selling an equivalent amount of the underlying securities would.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

  Each Portfolio's investment goal as set forth under "About the Portfolios," in the Prospectus, and the investment restrictions as set forth below, are fundamental policies of each Portfolio and may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting shares of that Portfolio. The vote of a majority of the outstanding voting securities of a Portfolio means the vote, at an annual or special meeting of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of such Portfolio, whichever is the less. Under these restrictions, a Portfolio may not:

  (i) except for the REIT Portfolio, Financial Services Portfolio, Health Sciences Portfolio, Technology Portfolio, and Telecommunications Portfolio invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto). This restriction does not apply to the REIT Portfolio, which will normally invest more than 25% of its total assets in securities of issuers of real estate investment trusts and in industries related to real estate. It also doesn't apply to the other Portfolios listed above which normally invest more than 25% of their total assets in their particular sectors.

  (ii) with respect to 75% of its total assets (or, in the case of the Strategic Value Portfolio, Focused 30 Portfolio, Mid-Cap Growth Portfolio, Global Growth Portfolio and REIT Portfolio, with respect to 50% of its assets), invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

  (iii) invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer;

  (iv) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

  (v) borrow money or pledge, mortgage or hypothecate its assets, except that a Portfolio may: (a) borrow from banks but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, and options on futures as described in the Prospectus and in the Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of a Portfolio's assets);

  (vi) lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances, and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (b) enter into repurchase agreements and reverse repurchase agreements; and (c) lend its portfolio securities to the extent permitted under applicable law; and

  (vii) act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

  With respect to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Portfolios. The fundamental investment restrictions set forth above may be modified so as to provide those Portfolios with the ability to operate under new rules, guidelines and interpretations under the 1940 Act or under exemptive relief from the SEC without receiving prior shareholder approval of the change.

Nonfundamental Investment Restrictions

  Each Portfolio is also subject to the following restrictions and policies (which are not fundamental and may therefore be changed without shareholder approval) relating to the investment of its assets and activities. Unless otherwise indicated, a Portfolio may not:

  (i) invest for the purpose of exercising control or management;

  (ii) sell property or securities short, except the Mid-Cap Value, International Value, Mid-Cap Growth and Global Growth Portfolios; or sell short against the box, except the Blue Chip, Aggressive Growth, Aggressive Equity, Equity, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Strategic Value, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios;

  (iii) purchase warrants if immediately after and as a result of such purchase more than 10% of the market value of the total assets of the Portfolio would be invested in such warrants, except for the Diversified Research, I-Net Tollkeeper, and International Large-Cap Portfolios;

  (iv) except the Growth LT, I-Net Tollkeeper, Mid-Cap Value and International Value Portfolios, purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities) but it may make margin deposits in connection with transactions in options, futures, and options on futures;

  (v) invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities, and with respect to the Money Market Portfolio, more than 10% of the total assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities; and

  (vi) purchase or sell commodities or commodities contracts, except that subject to restrictions described in the Prospectus and in the SAI, (a) each Portfolio other than the Money Market and Small-Cap Equity Portfolios may engage in futures contracts and options on futures contracts; and (b) all Portfolios may enter into foreign forward currency contracts.

  In addition, the following restrictions apply to the Portfolios shown below:

  (i) the Small-Cap Equity Portfolio may not purchase, write, or sell options on futures contracts; and

  (ii) the Money Market Portfolio may not purchase, write, or sell options on securities or futures contracts.

  Unless otherwise indicated, as in the restriction for borrowing or hypothecating assets of a Portfolio, for example, all percentage limitations listed above apply to each Portfolio only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation. For purposes of fundamental restriction
(v) and nonfundamental restriction (vii) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract. For purposes of nonfundamental restriction (v), a short sale "against the box" shall not be considered a short position.

                    ORGANIZATION AND MANAGEMENT OF THE FUND

  The Fund was organized as a Massachusetts business trust on May 4, 1987, and currently consists of thirty-one separate Portfolios. The assets of each Portfolio are segregated, and your interest is limited to the Portfolio to which proceeds from your Variable Contract's Accumulated Value is allocated. The business and affairs of the Fund are managed under the direction of the Board of Trustees under the Fund's Agreement and Declaration of Trust.

Trustees and Officers

  The Trustees and Executive Officers of the Fund, their business address, and principal occupations during the past five years are:

                                                  Business Affiliates and
 Name and Address          Position with the Fund Principal Occupations
 ----------------          ---------------------- -----------------------
 Thomas C. Sutton*         Chairman of the        Chairman of the Board,
 700 Newport Center Drive  Board and Trustee      Director and Chief Executive
 Newport Beach, CA 92660                          Officer of Pacific Life,
 Age 58                                           Pacific Mutual Holding
                                                  Company and Pacific
                                                  LifeCorp; and similar
                                                  positions with other
                                                  subsidiaries and affiliates
                                                  of Pacific Life; Director of
                                                  Newhall Land & Farming;
                                                  Director of The Irvine
                                                  Company; Director of Edison
                                                  International; Former
                                                  Management Board Member of
                                                  PIMCO Advisors L.P.; Former
                                                  Equity Board Member of PIMCO
                                                  Advisors L.P.

 Lucie H. Moore            Trustee                Former Partner with Gibson,
 1825 Port Manleigh Place                         Dunn & Crutcher.
 Newport Beach, CA 92660
 Age 44

 Richard L. Nelson         Trustee                Business Consultant; retired
 8 Cherry Hills Lane                              Partner with Ernst & Young
 Newport Beach, CA 92660                          LLP; Former Director of
 Age 70                                           Wynn's International, Inc.

 Lyman W. Porter           Trustee                Professor Emeritus of
 2639 Bamboo Street                               Management in the Graduate
 Newport Beach, CA 92660                          School of Management at the
 Age 70                                           University of California,
                                                  Irvine. Former Member of the
                                                  Academic Advisory Board of
                                                  the Czechoslovak Management
                                                  Center and of the Board of
                                                  Trustees of the American
                                                  University of Armenia.

 Alan Richards             Trustee                Retired Chairman of E. F.
 7381 Elegans Place                               Hutton Insurance Group;
 Carlsbad, CA 92009                               Former Director of E. F.
 Age 70                                           Hutton and Company, Inc.;
                                                  Chairman of IBIS Capital,
                                                  LLC; Former Director of
                                                  Western National
                                                  Corporation.

 Glenn S. Schafer          President              President and Director of
 700 Newport Center Drive                         Pacific Life, Pacific Mutual
 Newport Beach, CA 92660                          Holding Company and Pacific
 Age 51                                           LifeCorp and similar
                                                  positions with other
                                                  subsidiaries and affiliates
                                                  of Pacific Life; Former
                                                  Management Board Member of
                                                  PIMCO Advisors L.P.; Former
                                                  Equity Board Member of PIMCO
                                                  Advisors L.P.

 Brian D. Klemens          Vice President         Vice President and Treasurer
 700 Newport Center Drive  and Treasurer          (12/98 to present); and
 Newport Beach, CA 92660                          Assistant Controller (4/94
 Age 44                                           to 12/98) of Pacific Life.
                                                  Vice President and Treasurer
                                                  of other subsidiaries and
                                                  affiliates of Pacific Life.

                                                  Business Affiliates and
 Name and Address          Position with the Fund Principal Occupations
 ----------------          ---------------------- -----------------------
 Diane N. Ledger           Vice President         Vice President, Variable
 700 Newport Center Drive  and Assistant          Regulatory Compliance,
 Newport Beach, CA 92660   Secretary              Pacific Life.
 Age 61

 Sharon A. Cheever         Vice President         Vice President and
 700 Newport Center Drive  and General            Investment Counsel of
 Newport Beach, CA 92660   Counsel                Pacific Life.
 Age 45

 Audrey L. Milfs           Secretary              Vice President, Director and
 700 Newport Center Drive                         Corporate Secretary of
 Newport Beach, CA 92660                          Pacific Life and similar
 Age 55                                           positions with other
                                                  subsidiaries of Pacific
                                                  Life.

--------
* Mr. Sutton is an "interested person" of the Fund (as that term is defined in the Investment Company Act) because of his position with Pacific Life as shown above.

  Trustees other than those affiliated with Pacific Life Insurance Company ("Pacific Life" or the "Adviser") or a Portfolio Manager, currently receive an annual fee of $15,000 and $1,500 for each Board of Trustees meeting attended, including each Audit, Policy, or Nominating Committee meeting attended, plus reimbursement of related expenses. In addition, the Chairman of the Fund's Audit, Policy and Nominating Committees each receive an additional annual fee of $2,000. The following table summarizes the aggregate compensation paid by the Fund to each Trustee who was not affiliated with Pacific Life or a Portfolio Manager in 1999. The table also shows total compensation paid to these Trustees in 1999 by the Fund and PIMCO Funds: Multi-Manager Series, an investment company managed by an affiliate of Pacific Life for which Messrs. Nelson, Porter, and Richards (but not Mr. Sutton or Ms. Moore) also serve as trustees (collectively, "Fund Complex").

                                           Pension or    Estimated     Total
                                           Retirement      Annual   Compensation
                            Aggregate   Benefits Accrued  Benefits   from Fund
                           Compensation as Part of Fund     Upon    Complex Paid
Name of Trustee             from Fund       Expenses     Retirement to Trustees
---------------            ------------ ---------------- ---------- ------------
Richard L. Nelson.........   $40,000            0             0       $105,500
Lyman W. Porter...........   $40,000            0             0       $103,500
Alan Richards.............   $40,000            0             0       $108,500
Lucie H. Moore............   $36,500            0             0         N/A

  None of the Trustees or Officers directly own shares of the Fund. As of April 15, 2000, the Trustees and Officers as a group owned Variable Contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of the Fund.

Investment Adviser

  Pacific Life serves as Investment Adviser to the Fund pursuant to an Investment Advisory Agreement ("Advisory Contract") between Pacific Life and the Fund.

  Pacific Life is domiciled in California. Along with subsidiaries and affiliates, Pacific Life's operations include life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations and investment advisory services. The Pacific Life family of companies has total assets and funds under management of $315 billion as of December 31, 1999. Its principal offices are located at 700 Newport Center Drive, Newport Beach, California 92660.

  Pacific Life was originally organized on January 2, 1868, under the name "Pacific Mutual Life Insurance Company of California" and reincorporated as "Pacific Mutual Life Insurance Company" on July 22, 1936. On

September 1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company which, in turn, is a subsidiary of Pacific Mutual Holding Company, a mutual holding company. Under their respective charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp, and Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company, consisting principally of the right to vote on the election of the Board of Directors of the mutual holding company and on other matters and certain rights upon liquidation or dissolutions of the mutual holding company.

  Pacific Life is responsible for administering the affairs of and supervising the investment program for the Fund. Pacific Life also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Fund, periodic reports on the investment performance of each Portfolio.

  Under the terms of the Advisory Contract, Pacific Life is obligated to manage the Fund's Portfolios in accordance with applicable laws and regulations.

  The Advisory Contract will continue in effect until December 31, 2001, and from year to year thereafter, provided such continuance is approved annually by (i) the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees, and (ii) a majority of the Trustees who are not parties to such Advisory Contract or "interested persons", as defined in the Investment Company Act of 1940 (the "1940 Act"), of any such party. The Advisory Contract was originally approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract, or interested persons of such parties, at its meeting held on July 21, 1987, and by the shareholders of the Fund at a Meeting of Shareholders held on October 28, 1988. An Addendum to the Advisory Contract for the Equity Index Portfolio was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Contract, or interested persons of such parties, at a meeting held on October 28, 1988. The Advisory Contract was also approved by the shareholders of the Equity Index Portfolio of the Fund at a Meeting of Shareholders of the Equity Index Portfolio held on April 21, 1992. An Addendum to the Advisory Contract which increased the advisory fee schedule with respect to the High Yield Bond, Managed Bond, Inflation Managed, Small-Cap Equity, Equity Income, Multi-Strategy, and International Value Portfolios, and which included the Growth LT Portfolio as a Portfolio to which the Adviser will perform services under the Advisory Contract, was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Contract, or interested persons of such parties, at a meeting held on September 29, 1993, and was approved by shareholders of the High Yield Bond, Managed Bond, Inflation Managed, Small-Cap Equity, Equity Income, Multi-Strategy, and International Value Portfolios at a Special Meeting of Shareholders on December 13, 1993. An Addendum to the Advisory Contract for the Equity Portfolio was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on August 12, 1994, and by the sole shareholder of those Portfolios on September 6, 1994. An Addendum to the Advisory Contract for the Aggressive Equity and Emerging Markets Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on November 17, 1995, and by the sole shareholder of those Portfolios on January 30, 1996. An Addendum to the Advisory Contract for the Large-Cap Value, Mid-Cap Value, Small-Cap Index, and REIT Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on August 6, 1998, and by the sole shareholder of those Portfolios on December 21, 1998. An Addendum to the Advisory Contract for the Diversified Research and International Large-Cap Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on August 27, 1999, and by the sole shareholder of those Portfolios on December 14, 1999. An Addendum to the Advisory Contract for the I-Net Tollkeeper Portfolio was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on January 28, 2000 and by the sole shareholder of the Portfolio on April 10, 2000. An Addendum to the Advisory Contract for the

Strategic Value and Focused 30 Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on June 21, 2000, and by the sole shareholder of those Portfolios on September 27, 2000. An Addendum to the Advisory Contract for the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on October 11, 2000, and by the sole shareholder of those Portfolios on December 27, 2000. An Addendum to the Advisory Contract which increased the advisory fee schedule with respect to the International Value Portfolio was approved by the Board of Trustees who are not parties to the Contract, or interested persons of such parties at a meeting held on October 11, 2000. The Advisory Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Fund, or by the Adviser, on 60 days' written notice by either party to the Advisory Contract and will terminate automatically if assigned.

  The Fund pays the Adviser, for its services under the Agreement, a fee based on an annual percentage of the average daily net assets of each Portfolio. For the Money Market Portfolio, the Fund pays .40% of the first $250 million of the average daily net assets of the Portfolio, .35% of the next $250 million of the average daily net assets of the Portfolio, and .30% of the average daily net assets of the Portfolio in excess of $500 million. For the High Yield Bond, Managed Bond, and Inflation Managed Portfolios, the Fund pays .60% of the average daily net assets of each of the Portfolios. For the Small-Cap Equity, Equity Income, Multi-Strategy, and Equity Portfolios, the Fund pays
 .65% of the average daily net assets of each of the Portfolios. For the Aggressive Equity and Capital Opportunities Portfolios, the Fund pays .80% of the average daily net assets of the Portfolio. For the Growth LT Portfolio, the Fund pays .75% of the average daily net assets of the Portfolio. For the Equity Index Portfolio, the Fund pays .25% of the average daily net assets of the Portfolio. For the Diversified Research and Mid-Cap Growth Portfolios, the Fund pays .90% of the average daily net assets of the Portfolio. For the International Large-Cap Portfolio, the Fund pays 1.05% of the average daily net assets of the Portfolio. For the Small-Cap Index Portfolio, the Fund pays
 .50% of the average daily net assets of the Portfolio. For the Large-Cap Value, Mid-Cap Value, and International Value Portfolios, the Fund pays .85% of the average daily net assets of each of the Portfolios. For the REIT, Financial Services, Health Sciences, Technology, Telecommunications, Global Growth and Emerging Markets Portfolios, the Fund pays 1.10% of the average daily net assets of each of the Portfolios. For the I-Net Tollkeeper Portfolio, the Fund pays 1.50% of the average daily net assets of the Portfolio. For the Blue Chip, Strategic Value and Focused 30 Portfolios, the Fund pays .95% of the average daily net assets of each of the Portfolios. For the Aggressive Growth Portfolio, the Fund pays 1.00% of the average daily net assets of the Portfolio. The fee shall be computed and accrued daily and paid monthly.

  Net advisory fees paid or owed to Pacific Life for 2000 were as
follows: Aggressive Equity Portfolio--$      , Emerging Markets Portfolio--
$      , Small-Cap Equity Portfolio--$      , Equity Portfolio--$      , I-Net
Portfolio--$      , Multi-Strategy Portfolio--$       , Equity Income--
$      , Strategic Value Portfolio--$      , Growth LT Portfolio--$      ,
Focused 30 Portfolio--$      , Mid-Cap Value Portfolio--$       ,
International Value Portfolio--$      , Equity Index Portfolio--$      ,
Small-Cap Index Portfolio--$      , REIT Portfolio--$      , Inflation Managed
Portfolio--$      , Managed Bond Portfolio--$      , Money Market Portfolio--
$      , High Yield Bond Portfolio--$      , Large-Cap Value Portfolio--
$      . The Blue Chip, Aggressive Growth, Financial Services, Health
Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios did not begin operations until January 2, 2001.

  Net advisory fees paid or owed to Pacific Life for 1999 were as follows:
Aggressive Equity Portfolio--$2,428,084, Emerging Markets Portfolio-- $1,641,630, Small-Cap Equity Portfolio--$1,897,060, Equity Portfolio-- $4,542,082, Multi-Strategy Portfolio--$4,280,824, Equity Income Portfolio-- $9,869,169, Growth LT Portfolio--$15,561,994, Mid-Cap Value Portfolio-- $439,097, Equity Index Portfolio--$3,003,427, Small-Cap Index Portfolio-- $259,676, REIT Portfolio--$309,008, International Value Portfolio-- $10,752,012, Inflation Managed Portfolio--$1,902,459, Managed Bond Portfolio-- $5,736,488, Money Market Portfolio--$2,572,715, High Yield Bond Portfolio-- $2,551,011, and Large-Cap Value Portfolio--$729,158. The Diversified Research and

International Large-Cap Portfolios did not begin operations until January 3, 2000, the I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000, the Strategic Value and Focused 30 Portfolios did not begin operations until October 2, 2000, and the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios did not begin operations until January 2, 2001.

  Net advisory fees paid or owed to Pacific Life for 1998 were as follows:
Aggressive Equity Portfolio--$1,301,554, Emerging Markets Portfolio-- $1,135,155, Small-Cap Equity Portfolio--$1,647,286, Equity Portfolio-- $2,577,278, Multi-Strategy Portfolio--$2,986,639, Equity Income Portfolio-- $6,578,365, Growth LT Portfolio--$6,762,035, Equity Index Portfolio-- $1,888,470, International Value Portfolio--$7,820,564, Inflation Managed Portfolio--$915,619, Managed Bond Portfolio--$3,687,063, Money Market Portfolio--$1,802,788 and High Yield Bond Portfolio--$2,126,319. The Large-Cap Value, Mid-Cap Value, Small-Cap Index and REIT Portfolios did not begin operations until January 4, 1999. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000, the I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000, the Strategic Value and Focused 30 Portfolios did not begin operations until October 2, 2000, and the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios did not begin operations until January 2, 2001.

  To help limit expenses effective July 1, 2000, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for expenses (including organizational expenses, but, not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets through December 31, 2001. There can be no assurance that this policy will be continued beyond December 31, 2001. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each Portfolio other than the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Strategic Value, Focused 30, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap to Pacific Life by a Portfolio. Any amounts repaid to Pacific Life will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap.

Other Expenses of the Fund

  The Fund bears all costs of its operations. These costs may include expenses for custody, audit fees, fees and expenses of the independent trustees, organizational expenses and other expenses of its operations, including the cost of support services, and may, if applicable, include extraordinary expenses such as expenses for special consultants or legal expenses.

  The Fund is also responsible for bearing the expense of various matters, including, among other things, the expense of registering and qualifying the Fund on state and federal levels, legal and accounting services, maintaining the Fund's legal existence, shareholders' meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to shareholders.

  The Fund and Pacific Life entered into an Agreement for Support Services effective October 1, 1995, pursuant to which Pacific Life provides support services such as those described above. Under the terms of the Agreement for Support Services, it is not intended that Pacific Life will profit from these services to the Fund.

  Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to the net assets of each Portfolio.

  The Fund paid Pacific Life $     for its services under the Agreement for
Support Services during 2000, $264,738 during 1999, and $231,976 during 1998,
representing    %, 0.003% and 0.003%, respectively, of the Fund's average
daily net assets and anticipates that fees to be paid for 2001 under said
Agreement will be approximately    % of the Fund's average daily net assets.

Portfolio Management Agreements

  Pacific Life directly manages both the Money Market and the High Yield Bond Portfolios. For the other twenty-nine Portfolios Pacific Life employs other investment advisory firms as Portfolio Manager, subject to Portfolio Management Agreements, the terms of which are discussed below.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and A I M Capital Management, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, TX 77046, which became effective January 2, 2001, AIM is the Portfolio Manager and provides investment advisory services to the Blue Chip and Aggressive Growth Portfolios. For the services provided, Pacific Life pays a monthly fee to AIM based on an annual percentage of the average daily net assets of each of the Blue Chip and Aggressive Growth Portfolios according to the following schedules:

                   Blue Chip Portfolio


              Rate (%)   Break Point (assets)
              --------   ---------------------
               .55%      On first $500 million
               .50%      On excess

               Aggressive Growth Portfolio


              Rate (%)   Break Point (assets)
              --------   ---------------------
               .60%      On first $500 million
               .55%      On excess

  A I M Capital Management, Inc. ("AIM") was founded in 1986 and together with
its affiliates manages over $   billion as of December 31, 2000. AIM is an
indirect subsidiary of AMVESCAP PLC, an international investment management
company that manages more than $   billion in assets worldwide as of December
31, 2000. AMVESCAP PLC is based in London, with money managers located in Europe, North and South America, and the Far East.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Alliance Capital Management L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, NY 10105, which became effective May 1, 1998, Alliance Capital is the Portfolio Manager and provides investment advisory services to the Aggressive Equity Portfolio. For the services provided, Pacific Life pays a monthly fee to Alliance Capital based on an annual percentage of the average daily net assets of the Aggressive Equity Portfolio according to the following schedule:

               Aggressive Equity Portfolio


              Rate (%)   Break Point (assets)
              --------   ---------------------
               .60%      On first $100 million
               .45%      On next $400 million
               .40%      On excess

  From April 1, 1996 through April 30, 1998, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Columbus Circle Investors ("Columbus Circle"), Metro Center, One Station Place, 8th Floor, Stamford, Connecticut 06902, Columbus Circle served as the Portfolio Manager and provided investment advisory services to the Aggressive Equity Portfolio. For the services provided from January 1, 1998 through April 30, 1998, Pacific Life paid a monthly fee to Columbus Circle based on an annual percentage of the average daily net assets of the Aggressive Equity Portfolio according to the following schedule:

               Aggressive Equity Portfolio


              Rate (%)   Break Point (assets)
              --------   ---------------------
               .55%      On first $100 million
               .50%      On next $150 million
               .45%      On next $250 million
               .40%      On excess

  Pursuant to a Portfolio Management Agreement and an addendum to the agreement between the Fund, the Adviser and Alliance Capital as described above, which became effective January 1, 2000, Alliance Capital is the Portfolio Manager and provides investment advisory services to the Emerging Markets Portfolio. For the services provided, Pacific Life pays a monthly fee to Alliance Capital based on an annual percentage of the average daily net assets of the Emerging Markets Portfolio according to the following schedule:

               Emerging Markets Portfolio


              Rate (%)   Break Point (assets)
              --------   --------------------
               .85%      On first $50 million
               .75%      On next $50 million
               .70%      On next $50 million
               .65%      On next $50 million
               .60%      On excess

  From April 1, 1996 to December 31, 1999, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Blairlogie Capital Management ("Blairlogie"), 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland, Blairlogie served as the Portfolio Manager and provided investment advisory services to the Emerging Markets Portfolio. For the services provided for the years 1998 and 1999, Pacific Life paid a monthly fee to Blairlogie based on an annual percentage of the average daily net assets of the Emerging Markets Portfolio according to the following schedule:

               Emerging Markets Portfolio


              Rate (%)   Break Point (assets)
              --------   --------------------
               .85%      On first $50 million
               .75%      On next $50 million
               .70%      On next $50 million
               .65%      On next $50 million
               .60%      On excess

  Alliance Capital Management Corporation ("ACMC") is the general partner of Alliance Capital and a wholly owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"). As of March 1, 2000, Equitable and its subsidiaries were the beneficial owners of an approximately 55.7% partnership interest in Alliance Capital, and Alliance Capital Management Holding L.P. ("Alliance Holding") owned an approximately 41.87% partnership interest in Alliance Capital. Equity interests in Alliance Holding are traded on the New York Stock Exchange in the form of units. Approximately 98% of Alliance Holding's units are owned by the public and management or employees of Alliance Capital and approximately 2% are owned by Equitable. The general partner of Alliance Holding is ACMC. Equitable, a New York life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange. As of March 1, 2000, AXA, a French insurance holding company, owned approximately 60.3% of the issued and outstanding shares of the common stock of AXA Financial.

  Alliance Capital currently serves as investment adviser to other mutual funds as well as individual, corporate, retirement, and charitable accounts. As of December 31, 2000, Alliance Capital was retained as an investment
manager of employee benefit fund assets for   of the top 100 of America's
Fortune 500 companies.

  Net fees paid or owed by Pacific Life to Alliance Capital for 2000 were $ for the Aggressive Equity Portfolio, for 1999 were $1,518,840, and from May 1, 1998 through December 31, 1998 were $622,812. Net fees paid or owed by Pacific Life to Columbus Circle from January 1, 1998 through April 30, 1998 were $251,083.

  Net fees paid or owed by Pacific Life to Alliance Capital for 2000 were $ for the Emerging Markets Portfolio. Net fees paid or owed by Pacific Life to Blairlogie for the Emerging Markets Portfolio for 1999 were $1,141,570, and for 1998 were $821,133.

  Pursuant to Portfolio Management Agreements between the Fund, the Adviser, and Capital Guardian Trust Company ("Capital Guardian"), a wholly-owned subsidiary of Capital Group International, Inc., which itself is wholly-owned by The Capital Group Companies, Inc. all of which are located at 333 South Hope Street, Los Angeles, California 90071, Capital Guardian is the Portfolio Manager and provides investment advisory services to the Diversified Research, Small-Cap Equity, and International Large-Cap Portfolios. For the services provided, Pacific Life pays a monthly fee to Capital Guardian based on an annual percentage of the average daily net assets of each of the Diversified Research, Small-Cap Equity, and International Large-Cap Portfolios according to the following schedules:

              Diversified Research Portfolio


              Rate (%)    Break-Point (assets)
              --------   ---------------------
               .50%      On first $150 million
               .45%      On next $150 million
               .35%      On next $200 million
               .30%      On next $500 million
               .275%     On next $1 billion
               .25%      On excess

                  Small-Cap Equity Portfolio


              Rate (%)     Break Point (assets)
              --------   ------------------------
               .50%      On first $30 million
               .40%      On next $30 million
               .30%      On excess


              International Large-Cap Portfolio


              Rate (%)     Break-Point (assets)
              --------   ------------------------
               .65%      On first $150 million
               .55%      On next $150 million
               .45%      On next $200 million
               .40%      On next $500 million
               .375%     On next $1 billion
               .35%      On excess

  Capital Guardian is a California state chartered trust company organized in 1968 which provides fiduciary and investment management services to a limited number of large accounts such as employee benefit plans, college endowment funds, foundations, and individuals. Accounts managed by Capital Guardian had
combined assets, as of December 31, 2000, in excess of $   billion. Capital
Guardian's research activities are conducted by affiliated companies that have research facilities in Los Angeles, San Francisco, New York, Washington, D.C., Atlanta, London, Geneva, Hong Kong, Montreal, Singapore, and Tokyo.

  Net fees paid or owed by Pacific Life to Capital Guardian for 2000 were $
for the Diversified Research Portfolio, were $   for the Small-Cap Equity
Portfolio, and for the International Large-Cap Portfolio were $      , for
1999 were $966,856, and for 1998 were $850,462 for the Small-Cap Equity Portfolio. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Goldman Sachs Asset Management ("Goldman Sachs"), 32 Old Slip, New York, New York 10005, which became effective May 1, 1998, Goldman Sachs is the Portfolio Manager and provides investment advisory services to the Equity Portfolio.

  For the services provided, Pacific Life pays a monthly fee to Goldman Sachs based on an annual percentage of the combined average daily net assets of the Equity Portfolio according to the following schedule:

                     Equity Portfolio


              Rate (%)    Break Point (assets)
              --------   ---------------------
               .35%      On first $100 million
               .30%      On next $100 million
               .25%      On next $800 million
               .20%      On excess

  Pursuant to a Portfolio Management Agreement and an addendum to the agreement between the Fund, the Adviser, and Goldman Sachs, as described above, which became effective May 1, 2000, Goldman Sachs is the Portfolio Manager and provides investment advisory services to the I-Net Tollkeeper PortfolioSM (I-Net Tollkeeper Portfolio is a service mark of Goldman, Sachs & Co.). For the services provided, Pacific Life pays a monthly fee to Goldman Sachs based on an annual percentage of the average daily net assets of the I-Net Tollkeeper Portfolio.

               I-Net Tollkeeper Portfolio


              Rate (%)   Break Point (assets)
              --------   -------------------
               .95%      On first $1 billion
               .90%      On excess

  Goldman Sachs is a unit of the Investment Management Division of Goldman, Sachs & Co., which was founded in 1869. As of December 31, 2000, Goldman Sachs
and its affiliates manage, administer and distribute over $   billion for
institutional and individual investors worldwide, including fixed income
assets in excess of $   billion for which they acted as investment adviser.
The Goldman Sachs Group, L.P., which controlled Goldman Sachs Asset Management, merged into the Goldman Sachs Group, Inc. as a result of an initial public offering.

  From January 1, 1995 through April 30, 1998, pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Greenwich Street Advisors Division of Smith Barney Mutual Funds Management Inc. ("Greenwich Street Advisors"), 388 Greenwich Street, 23rd Floor, New York, New York 10048, Greenwich Street Advisors served as the Portfolio Manager and provided investment advisory services to the Equity Portfolio. For the services provided, from January 1, 1998 through April 30, 1998, Pacific Life paid a monthly fee to Greenwich Street Advisors based on an annual percentage of the combined average daily net assets of the Equity Portfolio according to the following schedule:

                     Equity Portfolio


              Rate (%)  Break Point (assets)
              --------  ---------------------
               .45%     On first $100 million
               .40%     On next $100 million
               .35%     On next $200 million
               .30%     On next $600 million
               .20%     On excess

  Net fees paid or owed by Pacific Life to Goldman Sachs for 2000 were $  ,
for the Equity Portfolio, and were $   for the I-Net Tollkeeper Portfolio, for
1999 were $1,858,012 and from May 1, 1998 through December 31, 1998 were $772,931 for the Equity Portfolio. Net fees paid or owed by Pacific Life to Greenwich Street Advisors for the Equity Portfolio from January 1, 1998 through April 30, 1998 were $437,389. The I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and INVESCO Funds Group, Inc. ("INVESCO"), 7800 East Union Avenue, Suite 3800, Denver, CO 80237, which became effective January 2, 2001, INVESCO is the Portfolio Manager and provides investment advisory services to the Financial Services, Health Sciences, Technology, and Telecommunications Portfolios. For the services provided, Pacific Life pays a monthly fee to INVESCO based on an annual percentage of the combined average daily net assets of the Financial Services, Health Sciences, Technology, and Telecommunications Portfolios according to the following schedule:

    Financial Services, Health Sciences, Technology and Telecommunications
                                  Portfolios

                             Break Point
              Rate (%)        (assets)
              --------   -------------------
               .50%      On first $1 billion
               .47%      On excess

  INVESCO Funds Group, Inc. was founded in 1932 and manages over $   billion
as of December 31, 2000. INVESCO is a subsidiary of AMVESCAP PLC, an
international investment management company that manages more than $   billion
in assets worldwide as of December 31, 2000. AMVESCAP is based in London, with money managers located in Europe, North and South America, and the Far East.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and J.P. Morgan Investment Management Inc. ("J.P. Morgan Investment"), 522 Fifth Avenue, New York, New York 10036, J.P. Morgan Investment is the Portfolio Manager and provides investment advisory services to the Multi-Strategy and Equity Income Portfolios. For the services provided, Pacific Life pays a monthly fee to J.P. Morgan Investment based on an annual percentage of the combined average daily net assets of the Multi-Strategy and Equity Income Portfolios according to the following schedule:

           Multi-Strategy and Equity Income Portfolios


              Rate (%)                    Break Point (assets)
              --------                ------------------------------
               .45%                   On first $100 million
               .40%                   On next $100 million
               .35%                   On next $200 million
               .30%                   On next $350 million
               .20%                   On excess

  J.P. Morgan Investment is an investment manager for corporate, public, and union employee benefit funds, foundations, endowments, insurance companies, government agencies and the accounts of other institutional investors. A wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("Morgan"), J.P. Morgan Investment was incorporated in the state of Delaware on February 7, 1984 and commenced operations on July 2, 1984. It was formed from the Institutional Investment Group of Morgan Guaranty Trust Company of New York, also a subsidiary of Morgan. Morgan acquired its first tax-exempt client in 1913 and its first pension account in 1940. As of December 31, 2000, Morgan, through J.P. Morgan Investment and its other subsidiaries, had assets under
management of approximately $   billion.

  Net fees paid or owed by Pacific Life to J.P. Morgan Investment for 2000
were $        for the Multi-Strategy Portfolio, and $     for the Equity
Income Portfolio, for 1999 were $1,651,512 for the Multi-Strategy Portfolio and $3,806,241 for the Equity Income Portfolio, and for 1998 were $1,263,563 for the Multi-Strategy Portfolio and $2,783,163 for the Equity Income Portfolio.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Janus Capital Corporation ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928, Janus is the Portfolio Manager and provides investment advisory services to the Strategic Value, Growth LT and Focused 30 Portfolios. For the services provided, Pacific Life pays a monthly fee to Janus based on an annual percentage of the average daily net assets of each of the Strategic Value, Growth LT and Focused 30 Portfolios according to the following schedule:

               Strategic Value, Growth LT and Focused 30 Portfolios


              Rate (%)                    Break Point (assets)
              --------             ----------------------------------
               .55%                On first $100 million
               .50%                On next $400 million
               .45%                On excess

  Formed in 1969, Janus manages accounts for corporations, individuals, retirement plans and non-profit organizations, and serves as the adviser or subadviser to the Janus Funds and other mutual funds. Janus had approximately
$   billion in assets under management as of December 31, 2000. Stilwell
Financial, Inc. ("Stilwell") owns approximately 88.7% of the outstanding voting stock of Janus. Stilwell is a publicly traded holding company whose primary subsidiaries are engaged in financial services.

  Net fees paid or owed by Pacific Life to Janus for 2000 were $        for
the Strategic Value Portfolio, were $       for the Growth LT Portfolio, and
were $       for the Focused 30 Portfolio, for 1999 were $9,666,426, and for
1998 were $4,364,703 for the Growth LT Portfolio. The Strategic Value and Focused 30 Portfolios did not begin operations until October 2, 2000.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Lazard Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, which became effective January 1, 1999, Lazard is the Portfolio Manager and provides investment advisory services to the Mid-Cap Value Portfolio. For the services provided, Pacific Life pays a monthly fee to Lazard based on an annual percentage of the average daily net assets of the Mid-Cap Value Portfolio according to the following schedule:

                 Mid-Cap Value Portfolio


              Rate (%)    Break Point (assets)
              --------   ---------------------
               .55%      On first $200 million
               .50%      On next $200 million
               .45%      On next $200 million
               .40%      On next $200 million
               .30%      On next $200 million
               .25%      On excess

  Net fees paid or owed by Pacific Life to Lazard for 2000 were $      , and
for 1999 were $284,822 for the Mid-Cap Value Portfolio. The Mid-Cap Value Portfolio did not begin operations until January 4, 1999.

  Pursuant to a Portfolio Management Agreement and an addendum to the agreement between the Fund, the Adviser, and Lazard as described above, which became effective January 2, 2001, Lazard is the Portfolio Manager and provides investment advisory services to the International Value Portfolio. For the services provided, Pacific Life pays a monthly fee to Lazard based on an annual percentage of the average daily net assets of the International Value Portfolio according to the following schedule:

                         International Value Portfolio

                             Break Point
              Rate (%)        (assets)
              --------   -------------------
               .35%      On first $2 billion
               .30%      On excess

  Lazard, a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Chicago Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling
approximately $   billion as of December 31, 2000. Lazard's clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

  From June 1, 1997 through December 31, 2000, pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Morgan Stanley Asset Management ("MSAM"), a subsidiary of Morgan Stanley Dean Witter & Co., whose address is 1221 Avenue of the Americas, New York, New York, 10020, MSAM served as the Portfolio Manager and provided investment advisory services to the International Value Portfolio.

  For the services provided, for the period January 1, 1998 through December 31, 2000, Pacific Life paid a monthly fee to MSAM at an annual rate of 0.35% based on the average daily net assets of the International Value Portfolio.




  Net fees paid or owed by Pacific Life to MSAM for 2000 were $ , for 1999 were $4,433,877, and for 1998 were $3,222,413 for the International Value Portfolio.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), 500 Boylston Street, Floor 21, Boston, MA 02116 which became effective January 2, 2001, MFS is the Portfolio Manager and provides investment advisory services to the Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios.

  For the services provided, Pacific Life pays a monthly fee to MFS based on an annual percentage of the combined average daily net assets of the Capital Opportunities and Mid-Cap Growth Portfolios according to the following schedule:

              Capital Opportunities and Mid-Cap Growth Portfolios

              Rate (%)    Break Point (assets)
              --------   ---------------------
               .40%      On first $300 million
               .375%     On next $300 million
               .35%      On next $300 million
               .325%     On next $600 million
               .25%      On excess

  For the services provided, Pacific Life pays a monthly fee to MFS based on an annual percentage of the average daily net assets of the Global Growth Portfolio according to the following schedule:

                 Global Growth Portfolio


              Rate (%)    Break Point (assets)
              --------   ---------------------
               .55%      On first $200 million
               .50%      On next $300 million
               .45%      On next $500 million
               .40%      On excess

  Massachusetts Financial Services Company ("MFS") and its predecessor organizations have a history of money management dating from 1924. Net assets
under the management of the MFS organization were approximately $   billion as
of December 31, 2000.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Fund Asset Management, L.P., doing business as Mercury Advisors ("Mercury"), a subsidiary of Merrill Lynch & Company, Inc., World Financial Center, 225 Liberty Street, New York, NY 10080, which became effective January 1, 2000, Mercury is the Portfolio Manager and provides investment advisory services to the Equity Index and Small-Cap Index Portfolios. For the services provided, Pacific Life pays a monthly fee to Mercury based on an annual percentage of the combined average daily net assets of the Equity Index and Small-Cap Index Portfolios, according to the following schedule:

               Equity Index and Small-Cap Index Portfolios


              Rate (%)            Break-Point (assets)
              --------       ------------------------------
               .08%          On first $100 million
               .04%          On next $100 million
               .02%          On excess

  From January 30, 1991, in the case of the Equity Index Portfolio, and January 1, 1999, in the case of the Small-Cap Index Portfolio, through December 31, 1999, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Bankers Trust Company ("BTCo"), a wholly-owned-subsidiary of Bankers Trust Corporation, and an indirect subsidiary of Deutsche Bank AG, 130 Liberty Street, New York, New York 10006, BTCo served as the Portfolio Manager and provided investment advisory services to the Equity Index and Small-Cap Index Portfolios. For the services provided for the year 1998, Pacific Life paid to BTCo, at the beginning of each calendar quarter, a fee based on the net assets of the Equity Index Portfolio according to the following schedule, subject to a minimum fee of $100,000. For the services provided for the year 1999, Pacific Life paid to BTCo, at the beginning of each calendar quarter a fee based on the combined net assets of the Equity Index and Small-Cap Index Portfolios according to the following schedule, subject to a minimum fee of $100,000:

               Equity Index and Small-Cap Index Portfolios


              Rate (%)            Break-Point (assets)
              --------       ------------------------------
               .08%          On first $100 million
               .04%          On next $100 million
               .02%          On excess

  Net fees paid or owed by Pacific Life to BTCo for the Equity Index Portfolio for 1999 were $435,388, and for the Small-Cap Index Portfolio were $9,430. Net fees paid or owed by Pacific Life to BTCo for the Equity Index Portfolio for 1998 were $188,793, and for 1997 were $135,863. The Small-Cap Index Portfolio did not begin operations until January 4, 1999.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Morgan Stanley Asset Management ("MSAM"), a subsidiary of Morgan Stanley Dean Witter & Co., whose address is 1221 Avenue of the Americas, New York, New York 10020, MSAM is the Portfolio Manager and provides investment advisory services to the REIT Portfolio. On December 1, 1998 Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

  For the services provided, under the Agreement for the REIT Portfolio, which became effective January 1, 1999, Pacific Life pays a monthly fee to MSAM based on an annual percentage of the average daily net assets of the REIT Portfolio according to the following schedule:

                      REIT Portfolio


              Rate (%)   Break Point (assets)
              --------   ---------------------
               .60%      On first $100 million
               .45%      On next $150 million
               .40%      On next $250 million
               .35%      On next $500 million
               .30%      On excess

  Net fees paid or owed by Pacific Life to MSAM for 2000 were $      , and for
1999 were $168,796 for the REIT Portfolio. The REIT Portfolio did not begin operations until January 4, 1999.

  MSAM, together with its affiliated asset management companies, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2000 MSAM, together with its affiliated institutional asset
management companies, had approximately $   billion in assets under management
as an investment manager or as a fiduciary adviser.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Pacific Investment Management Company ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, PIMCO is the Portfolio Manager and provides investment advisory services to the Inflation Managed and Managed Bond Portfolios. Effective January 1, 2001, for the services provided, Pacific Life pays a monthly fee to PIMCO of 0.25% based on an annual percentage of the combined average daily net assets of the Inflation Managed and Managed Bond Portfolios.

  For the services provided for the years 1998, 1999 and 2000, Pacific Life paid a monthly fee to PIMCO based on an annual percentage of the combined average daily net assets of the Inflation Managed and Managed Bond Portfolios according to the following schedule:

                  Inflation Managed  and Managed Bond Portfolios


              Rate (%)                       Break Point (assets)
              --------                  ------------------------------
               .50%                     On first $25 million
               .375%                    On next $25 million
               .25%                     On excess

  PIMCO is an investment counseling firm founded in 1971, and had
approximately $   billion in assets under management as of December 31, 2000.
PIMCO is a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and an indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the current Managing Directors and two former Managing Directors of PIMCO. PIMCO Partners, G.P. is the sole general partner of PAH. PIMCO also provides investment advisory services to PIMCO Funds and several other mutual fund portfolios and to private accounts for pension and profit sharing plans.

  On October 31, 1999, PIMCO Advisors, PAH and Allianz AG ("Allianz") announced that they had reached a definitive agreement under which Allianz would acquire majority ownership of PIMCO Advisors and its subsidiaries (the "Allianz Transaction"). PIMCO is a subsidiary of PIMCO Advisors. The Allianz

Transaction was completed on May 5, 2000. Under the terms of the transaction, Allianz acquired all of PAH, the publicly traded general partner of PIMCO Advisors. Pacific Life retained an approximate 30% interest in PIMCO Advisors. The Allianz Group (which includes Allianz and PIMCO) collectively has over $650 billion in assets under management.

  Absent an order from the SEC or other relief, the Inflation Managed and Managed Bond Portfolios generally cannot engage in principal transactions with "Affiliated Brokers" of Allianz, including Dresdner Bank AG, Deutsche Bank AG, Bankers Trust Company, BT Alex Brown, Inc., and certain other affiliated entities. As a result, the Portfolios' ability to purchase securities underwritten by an Affiliated Broker or to utilize the Affiliated Brokers for agency transactions will be subject to regulatory restrictions. PIMCO has advised that it does not believe that the above restrictions on transactions with the Affiliated Brokers would materially adversely affect its ability to provide services to the Portfolios, the Portfolios' ability to take advantage of market opportunities, or their overall performance.

  Net fees paid or owed by Pacific Life to PIMCO for 2000 were $       for the
Inflation Managed Portfolio and $       for the Managed Bond Portfolio, for
1999 were $817,241 for the Inflation Managed Portfolio and $2,463,247 for the Managed Bond Portfolio, for 1998 were $400,557 for the Inflation Managed Portfolio and $1,613,407 for the Managed Bond Portfolio.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Salomon Brothers Asset Management Inc ("SaBAM"), Seven World Trade Center, New York, New York 10048, which became effective January 1, 1999, SaBAM is the Portfolio Manager and provides investment advisory services to the Large-Cap Value Portfolio. For the services provided, Pacific Life pays a monthly fee to SaBAM based on an annual percentage of the average daily net assets of the Large-Cap Value Portfolio according to the following schedule:

                Large-Cap Value Portfolio


              Rate (%)    Break Point (assets)
              --------   ---------------------
               .45%      On first $100 million
               .40%      On next $100 million
               .35%      On next $200 million
               .30%      On next $350 million
               .25%      On next $250 million
               .20%      On excess

  SaBAM, a wholly-owned subsidiary of Citigroup, Inc. was incorporated in 1987 and, together with SaBAM affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment advisory services to various individuals and institutional clients located throughout the world, and serves as investment adviser to various investment companies. As of December 31, 2000, SaBAM and such affiliates managed approximately $ billion of assets.

  Net fees paid or owed by Pacific Life to SaBAM for 2000 were $      , and
for 1999 were $376,747 for the Large-Cap Value Portfolio. The Large-Cap Value Portfolio did not begin operations until January 4, 1999.

  The Portfolio Management Agreements are not exclusive, and AIM, Alliance Capital, Capital Guardian, Goldman Sachs, INVESCO, J.P. Morgan Investment, Janus, Lazard, MFS , Mercury, MSAM, PIMCO, and SaBAM may provide and currently are providing investment advisory services to other clients, including other investment companies.

Distribution of Fund Shares

  Pacific Select Distributors, Inc. ("PSD") (formerly Pacific Mutual Distributors, Inc.) serves as the Fund's Distributor pursuant to a Distribution Contract (the "Distribution Contract") with the Fund. The Distributor is not obligated to sell any specific amount of Fund shares. PSD bears all expenses of providing services pursuant to the Distribution Contract including the costs of sales presentations, mailings, advertising, and any other marketing efforts by PSD in connection with the distribution or sale of the shares.

  As of March 31, 2000, Pacific Life beneficially owned 0% of the outstanding shares of the Portfolios of the Fund. Pacific Asset Management LLC ("PAM"), a wholly-owned subsidiary of Pacific Life, beneficially owned 45.27% of the outstanding shares of the Diversified Research Portfolio and 17.84% of the outstanding shares of the International Large-Cap Portfolio, including monies paid in connection with the initial capital advances made to the Fund, and 0%, of the outstanding shares of eighteen other Portfolios of the Fund. Pacific Life and PAM would exercise voting rights attributable to any shares of the Fund owned by them in accordance with voting instructions received by Owners of the Policies issued by Pacific Life. To this extent, as of April 30, 2000, Pacific Life did not exercise control over any Portfolio. As of April 30, 2000, Pacific Life owned 100% of the outstanding shares of the I-Net Tollkeeper Portfolio. As of September 30, 2000, Pacific Life owned 100% of the outstanding shares of the Strategic Value and Focused 30 Portfolios. As of December 31, 2000, Pacific Life owned 100% of the outstanding shares of the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios.

Purchases and Redemptions

  Shares of the Fund are not sold directly to the general public. Shares of the Fund are currently offered only for purchase by the Separate Accounts to serve as an investment medium for the Variable Contracts issued or administered by Pacific Life or its affiliates. For information on purchase of a Variable Contract, consult a prospectus for the Separate Account. The shares of the Large-Cap Value, Mid-Cap Value, Small-Cap Index, Diversified Research, International Large-Cap, REIT, I-Net Tollkeeper, Strategic Value, Focused 30, Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios are not available for Pacific Select variable universal life insurance policies. The shares of the Large-Cap Value, Mid-Cap Value, Small-Cap Index, REIT, Small-Cap Equity, Aggressive Equity, Emerging Markets, Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, Focused 30, Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios are not available for Pacific Corinthian variable annuity contracts.

  Currently, each Portfolio offers shares of a single class. However, the Fund is authorized to offer up to four additional classes of shares for each Portfolio. These classes may be offered in the future to investors in connection with individual retirement accounts, and certain other types of qualified plans.

  Shares of any Portfolio may be redeemed on any business day upon receipt of a request for redemption from the insurance company whose separate account owns the shares. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request. Redemption proceeds will ordinarily be paid within seven days following receipt of instructions in proper form, or sooner, if required by law. The right of redemption may be suspended by the Fund or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. Under the Investment Company Act of 1940, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of its net assets during any 90-day period for any one shareholder. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for more than seven days for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the security holders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

Exchanges Among the Portfolios

  Variable Contract Owners do not deal directly with the Fund to purchase, redeem, or exchange shares of a Portfolio, and Variable Contract Owners should refer to the Prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among options available under the contract.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions

  Investment decisions for the Fund and for the other investment advisory clients of the Adviser, or applicable Portfolio Manager, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser or Portfolio Manager is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

  The Adviser or Portfolio Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts and other investments for a Portfolio through a substantial number of brokers and dealers or futures commission merchants selected at its discretion. In executing transactions, the Adviser or Portfolio Manager will attempt to obtain the best net results for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on United States stock exchanges for the account of the Fund, the Adviser or Portfolio Manager may pay higher commission rates than the lowest available when the Adviser or Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Portfolio Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. Consistent with the policy of obtaining the best net results, a portion of a Portfolio's brokerage and futures transactions, including transactions on a national securities exchange, may be conducted through an affiliated broker.

  There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Portfolio Manager may be unable to negotiate commission rates for these transactions.

  Some securities considered for investment by the Fund's Portfolios may also be appropriate for other clients served by the Adviser or Portfolio Manager. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients served by the Adviser or Portfolio Manager is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser or Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser or Portfolio Manager, and the results of such allocations, are subject to periodic review by the Fund's Adviser and Board of Trustees.

  It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser or Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Adviser or Portfolio Manager places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Adviser or Portfolio Manager in advising its various clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing a Portfolio. The advisory fee paid by the Portfolio is not reduced because the Adviser or Portfolio Manager and its affiliates receive such services.

  As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser or Portfolio Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Adviser or Portfolio Manager, an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

  During the years 2000, 1999, and 1998, respectively, the following Portfolios incurred brokerage commissions as follows: the Aggressive Equity Portfolio--$, $1,119,434, and $855,826, the Emerging Markets Portfolio--$, $600,207, and $373,834, the Small-Cap Equity Portfolio--$, $268,990, and $251,753, the Equity Portfolio--$, $368,208, and $725,654 of which $18,759
(5.1%) and $8,633 (1.2%) was paid to Goldman, Sachs & Co. in 1999 and 1998 respectively, an affiliate of Goldman Sachs Asset Management, and $6,900 (0.95%) was paid to Smith Barney Inc. and $4,500 (0.62%) was paid to Robinson Humphrey Co., Inc., in 1998, affiliates of Greenwich Street Advisors, the Multi-Strategy Portfolio--$, $671,967, and $455,757, the Equity Income Portfolio--$, $2,018,844, and $1,529,206, the Growth LT Portfolio--$, $4,255,430, and $1,517,836, the Equity Index Portfolio--$, $215,322, and
$140,167, the International Value Portfolio--$, $3,194,813, and $2,177,935,
Inflation Managed Portfolio--$, $89,603, and $29,467, the Managed Bond Portfolio--$, $255,937, $122,103, the High Yield Bond Portfolio--$, $5,250, and $2,720. During the year ended 2000, and 1999, respectively, the following Portfolios incurred brokerage commissions as follows: the Mid-Cap Value Portfolio--$, and $280,370, the Small-Cap Index Portfolio--$, and $124,792, the REIT Portfolio--$, and $144,524 and the Large-Cap Value Portfolio--$, and $283,668 of which $114 (0.04%) was paid to Salomon Smith Barney Inc., an affiliate of Salomon Brothers Asset Management Inc. During the year ended 2000, the following Portfolios incurred brokerage commissions as follows: the Diversified Research Portfolio--$ , the International Large-Cap Portfolio-- $ , the I-Net Tollkeeper Portfolio--$ , the Strategic Value Portfolio--$ , and the Focused 30 Portfolio--$ .

  During the fiscal year ended December 31, 2000, the Multi-Strategy Portfolio, the Equity Income Portfolio, the International Value Portfolio, the Equity Index Portfolio, the Inflation Managed Portfolio, the Managed Bond Portfolio, and the Large-Cap Value Portfolio acquired and sold securities of its regular broker-dealers. On December 31, 2000 the Multi-Strategy Portfolio held securities of Deutsche Banc Alex Brown Inc., CS First Boston, Goldman, Sachs & Co., and UBS Warburg valued at $1,488,275, $7,967,504, $6,758,450, and
$1,690,065, respectively; the Equity Income Portfolio held securities of Goldman, Sachs & Co. valued at $30,755,255; the International Value Portfolio held securities of UBS Warburg AG valued at $13,003,000; the Equity Index Portfolio held securities of Bear Stearns, J.P. Morgan, Lehman Brothers, Morgan Stanley Dean Witter valued at $1,608,000, $5,831,000, $3,314,000 and $19,298,000, respectively; the Inflation Managed Portfolio held securities of Morgan Stanley Dean Witter and J.P. Morgan valued at $13,196,000 and $3,930,000 respectively; the Managed Bond Portfolio held securities of Bear Stearns, Donaldson Lufkin & Jenrette, Goldman, Sachs & Co., Lehman Brothers, Merrill Lynch, and Morgan Stanley Dean Witter valued at $25,081,000, $2,195,000, $8,020,000, $19,735,000, $129,000 and $17,011,000, respectively;
and the Large-Cap Value Portfolio held securities of          valued at $  ,
each of which is a broker or dealer regularly used for brokerage transactions by that Portfolio.

Portfolio Turnover

  For reporting purposes, each Portfolio's portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the Portfolio during the fiscal year. In determining such portfolio turnover, long-term U.S. government securities are included. Short-term U.S. government securities and all other securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the portfolio (other than short-term securities) were replaced once during the fiscal year. The portfolio turnover rate for each of the Portfolios will vary from year to year, depending on market conditions.

  The portfolio turnover rates are not expected to exceed: 0% for the Money Market Portfolio; 600% for the Inflation Managed Portfolio; 400% for the Managed Bond Portfolio; 300% for the Multi-Strategy Portfolio; 200% for the Aggressive Equity, Financial Services, Health Sciences, Technology and Telecommunications Portfolios; and 150% for all other Portfolios. For the Portfolios other than the Money Market Portfolio, portfolio turnover could be greater in periods of unusual market movement and volatility.

                                NET ASSET VALUE

  Shares of each Portfolio are sold at their respective net asset values (without a sales charge) computed after receipt of a purchase order. Net asset value of a share is determined by dividing the value of a Portfolio's net assets by the number of its shares outstanding. That determination is made once each business day, Monday through Friday, exclusive of federal holidays usually at or about 4:00 p.m. Eastern time, on each day that the New York Stock Exchange is open for trading. The New York Stock Exchange and other exchanges usually close for trading at 4:00 p.m. Eastern time. In the event that the New York Stock Exchange or other exchanges close early, the Fund normally will deem the closing price of each Portfolio's assets to be the price of those assets at 4:00 p.m., Eastern time. Net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate a Portfolio's net asset value, a Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. In general, the value of assets is based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities. With respect to the Portfolios that invest in foreign securities, the value of foreign securities that are traded on stock exchanges outside the United States are based upon the price on the exchange as of the close of business of the exchange immediately preceding the time of valuation. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market prior to the time of valuation. Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m., Eastern time. In addition, European and Pacific Basin securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. Quotations of foreign securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. The calculation of the net asset value of any Portfolio which invests in foreign securities which are principally traded in a foreign market may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Further, under the Fund's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources every day that the Fund values its shares. Prices derived under these procedures will be used in determining net asset value. Information that becomes known to the Fund or its agents after the time that net asset value is calculated on any business day (which may be after 4:00 p.m. Eastern time) may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time a Portfolio's net asset value is determined may not be reflected in the calculation of net asset value. If events materially affecting net asset value occur during such period, the securities would be valued at fair market value as determined by the management and approved in good faith by the Board of Trustees of the Fund. In determining the fair value of securities, the Fund may consider available information including information that becomes known after 4:00 p.m. Eastern time, and the values that are determined will be deemed to be the price at 4:00 p.m. Eastern time.

  The Money Market Portfolio's portfolio securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

  The Commission's regulations require the Money Market Portfolio to adhere to certain conditions. The Portfolio is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 13 months or less (except securities held subject to repurchase agreements having 13 months or less to maturity) and to invest only in securities that meet specified quality and credit criteria.

  All other Portfolios are valued as follows:

  Portfolio securities for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. In other cases, securities are valued at their fair value as determined in good faith by the Board of Trustees of the Fund, although the actual calculations may be made by persons acting under the direction of the Board. Money market instruments are valued at market value, except that instruments maturing in sixty days or less are valued using the amortized cost method of valuation.

  The value of a foreign security is determined in its national currency based upon the price on the foreign exchange as of its close of business immediately preceding the time of valuation. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market prior to the time of valuation.

  Debt securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less at their date of acquisition), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost unless the amortized cost value does not approximate market value. Certain debt securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to debt securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued.

  When a Portfolio writes a put or call option, the amount of the premium is included in the Portfolio's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the option. The premium paid for an option purchased by the Portfolio is recorded as an asset and subsequently adjusted to market value. The values of futures contracts are based on market prices. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rates quoted by the custodian on the morning of valuation.

                            PERFORMANCE INFORMATION

  The Fund may, from time to time, include the yield and effective yield of its Money Market Portfolio, the yield of the remaining Portfolios, and the total return of all Portfolios in advertisements, sales literature, or reports to shareholders or prospective investors. Total return information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for a Separate Account to which the Fund offers its shares.

  Current yield for the Money Market Portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of Portfolio expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

    Effective Yield = [(Base Period Return + 1) (To the power of 365/7)]-1

  For the 7-day period ending December 31, 1999, the current yield of the Money Market Portfolio was 5.62% and the effective yield of the Portfolio was 5.77%.

  Quotations of yield for the remaining Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:


                    2[(a-b  +1)(To the power of 6) - 1]
                       ---
                       cd

  where

    a = dividends and interest earned during the period,

    b = expenses accrued for the period (net of reimbursements),

    c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

    d = the maximum offering price per share on the last day of the period.

  For the 30 day period ended December 31, 1999, the yield of the remaining Portfolios that had commenced operations on or before that date was as follows: (0.10)% for the Aggressive Equity Portfolio, 2.49% for the Emerging Markets Portfolio, 0.32% for the Small-Cap Equity Portfolio, 0.15% for the Equity Portfolio, 2.84% for the Multi-Strategy Portfolio, 1.08% for the Equity Income Portfolio, (0.17)% for the Growth LT Portfolio, 0.59% for the Mid-Cap Value Portfolio, 1.04% for the Equity Index Portfolio, 0.60% for the Small-Cap Index Portfolio, 5.99% for the REIT Portfolio, 0.90% for the International Value Portfolio, 5.47% for the Inflation Managed Portfolio, 6.31% for the Managed Bond Portfolio, 9.77% for the High Yield Bond Portfolio, and 0.94% for the Large-Cap Value Portfolio. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000, the I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000, the Strategic Value and Focused 30 Portfolios did not begin operations until October 2, 2000, and the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios did not begin operations until January 2, 2001.

  Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include a period of one year (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

  For the one year period ended December 31, 1999, the total return for each Portfolio that had commenced operations on or before that date was as follows:
27.35% for the Aggressive Equity Portfolio, 53.56% for the Emerging Markets Portfolio, 47.52% for the Small-Cap Equity Portfolio, 38.54% for the Equity Portfolio, 7.04% for the Multi-Strategy Portfolio, 13.26% for the Equity Income Portfolio, 98.08% for the Growth LT Portfolio, 5.22% for the Mid-Cap Value Portfolio, 20.59% for the Equity Index Portfolio, 19.36% for the Small-Cap Index Portfolio, (0.01)% for the REIT Portfolio, 22.82% for the International Value Portfolio, (1.95)% for the Inflation Managed Portfolio, (1.91)% for the Managed Bond Portfolio, 4.94% for the Money Market Portfolio, 2.90% for the High Yield Bond Portfolio, and 11.46% for the Large-Cap Value Portfolio. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000, the I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000, the Strategic Value and Focused 30 Portfolios did not begin operations until October 2, 2000, and the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios did not begin operations until January 2, 2001.

  For the five year period ended December 31, 1999, the average annual total return for each Portfolio that had commenced operations on or before that date was as follows: 25.13% for the Small-Cap Equity Portfolio, 27.59% for the Equity Portfolio, 16.36% for the Multi-Strategy Portfolio, 23.25% for the Equity Income Portfolio, 41.17% for the Growth LT Portfolio, 28.11% for the Equity Index Portfolio, 13.81% for the International Value Portfolio, 7.48% for the Inflation Managed Portfolio, 7.88% for the Managed Bond Portfolio, 5.23% for the Money Market Portfolio, and 8.83% for the High Yield Bond Portfolio. The Aggressive Equity and Emerging Markets Portfolios did not begin operations until April 1, 1996. The Large-Cap Value, Mid-Cap Value, Small-Cap Index and REIT Portfolios did not begin operations until January 4, 1999. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000, the I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000, the Strategic Value and Focused 30 Portfolios did not begin operations until October 2, 2000, and the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios did not begin operations until January 2, 2001.

  For the ten year period ended December 31, 1999, the average annual total returns for each Portfolio was as follows: 16.59% for the Small-Cap Equity Portfolio, 17.73% for the Equity Portfolio, 11.47% for the Multi-Strategy Portfolio, 14.67% for the Equity Income Portfolio, 8.28% for the International Value Portfolio, 7.41%

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for the Inflation Managed Portfolio, 7.97% for the Managed Bond Portfolio,
4.93% for the Money Market Portfolio, and 10.39% for the High Yield Bond Portfolio. Based upon the period from the commencement of operations of the Growth LT Portfolio on January 4, 1994 until December 31, 1999, the average annual total return for the Growth LT Portfolio was 36.12%. Based upon the period from the commencement of operations of the Equity Index Portfolio on January 30, 1991 until December 31, 1999, the average annual total return for the Equity Index Portfolio was 20.01%. Based upon the period from the commencement of operations of the Aggressive Equity and Emerging Markets Portfolios on April 1, 1996 until December 31, 1999, the average annual total return for each of these Portfolios was 13.60% and 1.79%, respectively. The Large-Cap Value, Mid-Cap Value, Small-Cap Index, and REIT Portfolios did not begin operations until January 4, 1999. The Diversified Research and the International Large-Cap Portfolios did not begin operations until January 3, 2000, the I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000, the Strategic Value and Focused 30 Portfolios did not begin operations until October 2, 2000, and the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios did not begin operations until January 2, 2001.

  The performance results for the Aggressive Equity, Equity Income, Multi-Strategy, and Equity Portfolios are based, in part, on performance results when these Portfolios were advised by different Portfolio Managers. Alliance Capital began serving as Portfolio Manager to the Aggressive Equity Portfolio on May 1, 1998, J.P. Morgan Investment began serving as Portfolio Manager to the Equity Income and Multi-Strategy Portfolios on January 1, 1994, and Goldman Sachs began serving as Portfolio Manager to the Equity Portfolio on May 1, 1998. The performance results for the Equity Portfolio are based, in part, on the performance results of the predecessor series of Pacific Corinthian Variable Fund, the assets of which were acquired by the Fund on December 31, 1994. The performance results for the Emerging Markets, Equity Index, Small-Cap Index, and International Value Portfolios are based on performance results when these Portfolios were advised by different Portfolio Managers. Alliance Capital began serving as Portfolio Manager to the Emerging Markets Portfolio on January 1, 2000, Mercury began serving as Portfolio Manager to the Equity Index and Small-Cap Index Portfolios on January 1, 2000, and Lazard began serving as Portfolio Manager to the International Value Portfolio on January 2, 2001.

  Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to (i) various indices so that investors may compare a Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

  Quotations of yield or total return for the Fund will not take into account charges and deductions against any Separate Accounts to which the Fund shares are sold or charges and deductions against the Contracts issued or administered by Pacific Life or its subsidiaries. The Portfolio's yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Contracts. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

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                                   TAXATION

  Each Portfolio intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986 (the "Code").

  To qualify as a regulated investment company, each Portfolio generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies); and
(iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

  As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to shareholders. Each Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Portfolio on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Portfolio must distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Portfolio intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Portfolio during October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders (the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

  Each Portfolio also intends to comply with diversification regulations under
Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a Portfolio will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. government agency and instrumentality is treated as a separate issuer. Compliance with the diversification rules under Section 817(h) of the Code generally will limit the ability of any Portfolio, and in particular, the Inflation Managed Portfolio, to invest greater than 55% of its total assets in direct obligations of the U.S. Treasury (or any other issuer) or to invest primarily in securities issued by a single agency or instrumentality of the U.S. government.

  If a Portfolio invests in shares of a foreign investment company, the Portfolio may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. The Portfolio may be eligible to elect alternative tax treatment that would mitigate the effects of owning foreign investment company stock.

  Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income.

  The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

  In the event that the rules or regulations are adopted there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Trust will not have to change any Portfolio's investment objective or investment policies. While each Portfolio's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the Trustees have reserved the right to modify the investment policies of the Portfolios as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the shares of the Portfolios underlying the Separate Accounts.

Distributions

  Distributions by a Portfolio of any investment company taxable income (which includes, among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses), whether received in cash or reinvested in additional Portfolio shares, will be treated as ordinary income for tax purposes in the hands of a shareholder (a Separate Account). Distributions of net capital gains (the excess of any net long-term capital gains over net short-term capital losses), whether received in cash or reinvested in additional Portfolio shares, will generally be treated by a Separate Account as either "20% Rate Gain" or "28% Rate Gain," depending upon the Portfolio's holding period for the assets sold, regardless of the length of time a Separate Account has held Portfolio shares.

Hedging Transactions

  The diversification requirements applicable to a Portfolio's assets may limit the extent to which a Portfolio will be able to engage in transactions in options, futures contracts, or forward contracts.

                               OTHER INFORMATION

Concentration Policy

  Under each Portfolio's investment restrictions, except the REIT Portfolio's, a Portfolio may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto). Mortgage-related securities, including CMOs, that are issued or guaranteed by the U.S. government, its agencies or instrumentalities ("government issued") are considered government securities. The Portfolios take the position that mortgage-related securities, whether government issued or privately issued, do not represent interests in any particular "industry" or group of industries, and therefore, the concentration restriction noted above does not apply to such securities. For purposes of complying with this restriction, the Fund, in consultation with its Portfolio Managers, utilizes its own industry classifications.

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

Brokerage Enhancement Plan

  The Fund has adopted a Brokerage Enhancement Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may enter into agreements or arrangements with brokers or dealers, pursuant to which brokerage transactions can be directed on behalf of a Portfolio to the participating broker-dealer to execute the transaction in return for credits, other compensation or other types of benefits to be awarded to the Fund.

  The credits, compensation or benefits earned as a result of directed brokerage can be used in a number of ways to promote the distribution of the Fund's shares. These ways include paying for all or part of the expenses for:
(i) PSD to participate in or sponsor seminars, sales meetings, conferences, and other events held by the broker-dealer; (ii) broker/dealers to conduct due diligence on the Fund or the variable contracts (to help that broker-dealer defray the expenses of its due diligence); (iii) disseminating sales literature about the Fund or the variable contracts (to help defray its related expenses); or (iv) placing the Fund or the variable contracts on a list of eligible funds or variable contracts that may be offered by that broker-dealer's registered representatives (to help compensate it for the associated expenses).

  PSD can indirectly benefit from the Plan in that securities brokerage allocated to a broker-dealer may help defray, in whole or in part, distribution expenses that otherwise would be borne by PSD or an affiliate. The Plan also permits credits generated by securities transactions from one Portfolio to inure to the benefits of that Portfolio, of any other Portfolio, or to the Fund as a whole.

  The Plan provides that it is subject to annual renewal by the Board, including those Trustees of the Fund who are not "interested persons" of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Rule 12b-1 Trustees"), and that PSD provide the Trustees with a written report of securities transactions directed under the Plan, currently on a quarterly basis. The Plan also provides that it may be terminated at any time by the vote of a majority of the Rule 12b-1 Trustees, and that all material Plan amendments must be approved by a vote of the Rule 12b-1 Trustees.

Capitalization

  The Fund is a Massachusetts business trust established under a Declaration of Trust dated May 4, 1987. The capitalization of the Fund consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, redeemable, freely transferable, and non-assessable by the Fund. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Portfolio.

  Under Massachusetts law, shareholders could under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of the Fund for acts or obligations of the Fund, which are binding only on the assets and property of the Fund and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations and thus should be considered remote.

  Expenses incurred in connection with the Fund's organization and establishment of the Aggressive Equity Portfolio and Emerging Markets Portfolio in 1996 and the public offering of the shares of those Portfolios, aggregated approximately $23,410 per Portfolio. These costs have been deferred by the Aggressive Equity and Emerging Markets Portfolios and are being amortized by them over a period of five years from the beginning of operations of each of those Portfolios. These costs have been deferred and are being amortized over a period of five years at the rates of 10%, 15%, and 25% in years one, two, and three through five, respectively. At December 31, 1999, the unamortized balance of such expenses amounted to $5,856 each for the Aggressive Equity Portfolio and the Emerging Markets Portfolio.

  Expenses incurred in connection with the Fund's organization and establishment of the Diversified Research and International Large-Cap Portfolios in 1999 and the public offering of the shares of those Portfolios, aggregated approximately $19,733 per Portfolio. Expenses incurred in connection with the Fund's organization and establishment of the I-Net Tollkeeper Portfolio in 2000 and the public offering of the shares of the Portfolio aggregated approximately $40,804. Estimated expenses incurred in connection with the Fund's organization and establishment of the Strategic Value and Focused 30 Portfolios in 2000 and the public offering of the shares of those Portfolios were approximately $37,608 per Portfolio. Estimated expenses incurred in connection with the Fund's organization and establishment of the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios in 2001 and the public offering of the shares of those Portfolios were approximately $10,515 per Portfolio. These costs will be expensed and charged separately to each of the Portfolios during each Portfolio's first period of operations.

Voting Rights

  Shareholders of the Fund are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

  Under the Declaration of Trust and Massachusetts business trust law, the Fund is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Fund will hold shareholders' meetings unless required by law, although special meetings may be called for a specific Portfolio, or for the Fund as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a new or amended advisory contract or portfolio management agreement. In this regard, the Fund will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Fund. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Fund may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares or other voting interests of the Fund. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Fund will request voting instructions from Variable Contract Owners and will vote shares or other voting interests in the Separate Account in proportion to the voting instructions received. The Fund's shares do not have cumulative voting rights.

Custodian and Transfer Agency and Dividend Disbursing Services

  State Street Bank and Trust Company of California, NA ("State Street"), a national banking association chartered by the Comptroller of the Currency, with a principal office at 633 West 5th Street, Los Angeles, CA 90071, serves as Custodian of the Fund. Under the agreement with the Fund, State Street is permitted to hold assets of the Fund in an account that it maintains or at its parent, State Street Bank and Trust Company ("State Street Boston"), a Massachusetts banking corporation with a principal place of business at 225 Franklin Street, Boston, Massachusetts 02110. Pursuant to rules or other exemptions under the 1940 Act, the Fund may maintain foreign securities and cash for the Fund in the custody of certain eligible foreign banks and securities depositories.

  State Street Boston will place and maintain the foreign assets of the Fund in the care of eligible foreign custodians determined by State Street Boston and will monitor the appropriateness of maintaining foreign assets with eligible custodians, which does not include mandatory securities depositories.

  Pacific Life provides dividend disbursing and transfer agency services to the Fund.

Financial Statements

  The financial statements of the Fund as of December 31, 1999, including the notes thereto, are incorporated by reference in this Statement of Additional Information from the Annual Report of the Fund dated as of December 31, 1999. The financial statements have been audited by Deloitte & Touche LLP, independent auditors.

Independent Auditors

  Deloitte & Touche LLP serves as the independent auditors for the Fund. The address of Deloitte & Touche LLP is 695 Town Center Drive, Suite 1200, Costa Mesa, California 92626.

Counsel

  Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, passes upon certain legal matters in connection with the shares offered by the Fund and also acts as outside counsel to the Fund.

Code of Ethics

  The Fund and each of its Portfolio Managers have adopted codes of ethics which have been approved by the Fund's Board of Trustees. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of the Investment Adviser or Portfolio Managers who regularly have access to information about securities purchased for the Fund, to invest in securities for their own accounts. This could include securities that may be purchased by Portfolios of the Fund. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the Fund. The Fund's Code of Ethics requires reporting to the Board of Trustees on compliance violations.

Registration Statement

  This Statement of Additional Information and the Prospectus do not contain all the information included in the Fund's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, (and including specifically all applicable Codes of Ethics), are on file with and may be examined at the offices of the SEC in Washington, D.C.

  Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX

Description of Bond Ratings

  Corporate Bonds: Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

  Bonds rated AA by Standard & Poor's are judged by Standard & Poor's to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (Standard & Poor's highest rating). Bonds rated AAA are considered by Standard & Poor's to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market.

  Bonds rated A by Standard & Poor's, regarded as upper medium grade, have a strong capacity and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  Standard & Poor's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

  The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

  Moody's Ba rated bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds rated Ba. Bonds which are rated B by Moody's generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Bonds rated Caa by Moody's are considered to be of poor standing. Such issues may be in default or there may be elements of danger with respect to principal or interest. Bonds rated Ca are considered by Moody's to be speculative in a high degree, often in default. Bonds rated C, the lowest class of bonds under Moody's bond ratings, are regarded by Moody's as having extremely poor prospects.

  Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

  A bond rated BB, B, CCC, and CC by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the

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obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

  Commercial Paper: The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers with this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors.

  Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB rating,
(iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength with this highest classification.

Form No. 15-17595-19

Form No. 484-1B

Form No. 85-23253-00

                              PACIFIC SELECT FUND

Part C:  OTHER INFORMATION

         Item 23.  Exhibits
                   --------

                       (a)(1) Agreement and Declaration of Trust/7/

                       (a)(2) Establishment and Designation of Shares of
                              Beneficial Interest in the Equity Index Series/1/

                       (a)(3) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - I-Net Tollkeeper/10/

                       (a)(4) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - Focused 30 and Strategic Value/10/

                       (a)(5) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - Bond and Income Portfolio

                       (a)(6) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip

                       (b)    By-Laws/7/

                       (c)    Instruments Defining Rights of Holders of
                              Securities/1/

                       (d)(1) Investment Advisory Agreement/1/

                       (d)(2) Portfolio Management Agreement - Capital Guardian
                              Trust Company/1/

                       (d)(3) Addendum to Goldman Sachs Portfolio Management
                              Agreement/8/

                       (d)(4) Portfolio Management Agreement - J.P. Morgan
                              Investment Management Inc./1/

                       (d)(5) Portfolio Management Agreement - Janus Capital
                              Corporation/1/

                       (d)(6) Portfolio Management Agreement - Morgan Stanley
                              Asset Management/4/

                       (d)(7) Portfolio Management Agreement - Alliance Capital
                              Management L.P./5/

                       (d)(8) Portfolio Management Agreement - Goldman Sachs
                              Asset Management/5/

                (d)(9)  Portfolio Management Agreement - Pacific
                        Investment Management Company/9/

                (d)(10) Addendum to Advisory Agreement - Large-Cap,
                        Mid-Cap, Small-Cap Index, REIT/6/

                (d)(11) Addendum to Portfolio Management Agreement -
                        Janus Capital Corporation/3/

                (d)(12) Addendum to Portfolio Management Agreement -
                        J.P. Morgan Investment Management Inc./3/

                (d)(13) Addendum to Portfolio Management Agreement -
                        Pacific Investment Management Company/3/

                (d)(14) Addendum to Advisory Agreement - International
                        Large-Cap and Diversified Research/7/

                (d)(15) Portfolio Management Agreement - Salomon Brothers
                        Asset Management Inc/6/

                (d)(16) Portfolio Management Agreement - Lazard Asset
                        Management/6/

                (d)(17) Addendum to Portfolio Management Agreement -
                        Morgan Stanley Asset Management/6/

                (d)(18) Addendum to Advisory Agreement - I-Net
                        Tollkeeper/8/

                (d)(19) Portfolio Management Agreement - Capital Guardian
                        Trust Company/7/

                (d)(20) Portfolio Management Agreement - Mercury Advisors/7/

                (d)(21) Addendum to Portfolio Management Agreement -
                        Alliance Capital Management L.P./7/

                (d)(22) Addendum to Advisory Agreement - Focused 30 and
                        Strategic Value/10/

                (d)(23) Addendum to Portfolio Management Agreement -
                        Janus Capital Corporation/10/

                (d)(24) Addendum to Advisory Agreement - Global Growth,
                        Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, Blue Chip and International Value

                (d)(25) Portfolio Management Agreement - AIM

                (d)(26) Portfolio Management Agreement - INVESCO

                (d)(27) Portfolio Management Agreement - MFS

                (d)(28) Portfolio Management Agreement - Lazard
                        Asset Management

                (d)(29) Amendment to Portfolio Management Agreement -
                        Pacific Investment Management Company

                (e)(1)  Distribution Agreement/7/

                (e)(2)  Addendum to Distribution Agreement - I-Net
                        Tollkeeper/8/

                (e)(3) Addendum to Distribution Agreement - Focused 30 and Strategic Value/10/

                (e)(4) Exhibit A to Distribution Agreement - Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue
                        Chip

                (f)     Not Applicable

                (g)(1)  Custodian Agreement/1/

                (g)(2)  Custodian Agreement Fee Schedule/3/

                (g)(3) Addendum to Custodian Agreement - Large-Cap, Mid-Cap, Small-Cap Index, REIT/6/

                (g)(4) Addendum to Custodian Agreement - International Large-Cap and Diversified Research/7/

                (g)(5)  Addendum to Custodian Agreement - I-Net
                        Tollkeeper/8/

                (g)(6) Assignment, Amendment and Consent Agreement to Custody Agreement/10/

                (g)(7) Exhibit A to Assignment, Amendment and Consent Agreement to Custody Agreement - Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip

                (h)(1)  Agency Agreement/1/

                (h)(2)  Participation Agreement/8/

                (h)(3)  Agreement for Support Services/2/

                (h)(4)  Addendum to Agency Agreement - Large-Cap,
                        Mid-Cap, Small-Cap Index, REIT/6/

                (h)(5) Addendum to Agency Agreement - International Large-Cap and Diversified Research/7/

                (h)(6)  Addendum to Agency Agreement - I-Net
                        Tollkeeper/9/

                (h)(7)  Addendum to Participation Agreement - I-Net
                        Tollkeeper/8/

                (h)(8) Addendum to Agency Agreement - Focused 30 and Strategic Value/10/

                (h)(9) Addendum to Participation Agreement - Focused 30 and Strategic Value/10/

                (h)(10) Schedule of Portfolios to Agency Agreement - Global
                        Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue
                        Chip

                (h)(11) Addendum to Participation Agreement - Global
                        Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue
                        Chip

                (h)(12) Expense Limitation Agreement/10/

                (h)(13) Amendment to Expense Limitation Agreement -
                        Strategic Value and Focused 30/10/

                (h)(14) Schedule A to Expense Limitation Agreement - Global
                        Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip

                (i)     Opinion and Consent of Counsel/1/

                (j)     Not Applicable

                (k)     Not Applicable

                (l)     Not Applicable

                (m)     Brokerage Enhancement Plan/8/

                (m)(1) Schedule A to Brokerage Enhancement Plan - I-Net Tollkeeper/9/

                (m)(2) Schedule A to Brokerage Enhancement Plan - Focused 30 and Strategic Value/10/

                (m)(3) Schedule A to Brokerage Enhancement Plan -Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip

                (n)     Not Applicable

                (o)     Not Applicable

                (p)(1)  Code of Ethics - Pacific Select Fund/7/

                (p)(2)  Code of Ethics - Alliance Capital Management
                        L.P./9/

                (p)(3)  Code of Ethics - Capital Guardian Trust
                        Company/9/

                (p)(4)  Code of Ethics - Goldman Sachs Asset
                        Management/9/

                (p)(5)  Code of Ethics - J.P. Morgan Investment
                        Management Inc./9/

                (p)(6)  Code of Ethics - Janus Capital
                        Corporation/9/

                (p)(7)  Code of Ethics - Lazard Asset Management/9/

                (p)(8)  Code of Ethics - Mercury Advisors/9/

                (p)(9)  Code of Ethics - Morgan Stanley Asset
                        Management/9/

                (p)(10) Code of Ethics - Pacific Investment Management
                        Company/9/

                (p)(11) Code of Ethics - Salomon Brothers Asset
                        Management Inc/9/

                (p)(12) Code of Ethics - Pacific Life Insurance Company
                        Securities Division/9/

                (p)(13) Code of Ethics - AIM/10/

                (p)(14) Code of Ethics - INVESCO/10/

                (p)(15) Code of Ethics - MFS/10/
------------

/1/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-96-000275 filed on February 1, 1996 and incorporated by reference herein.

/3/ Included in Registrant's Form Type N1A/B, Accession No. 0001017062-97-000728 filed on April 25, 1997 and incorporated by reference herein.

/4/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-97-001012 filed on May 16, 1997 and incorporated by reference herein.

/5/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-000424 filed on March 2, 1998 and incorporated by reference herein.

/6/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-001954 filed on September 4, 1998 and incorporated by reference herein.

/7/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

/8/ Included in Registrant's Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.

/9/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-00-001495 filed on July 14, 2000 and incorporated by reference herein.

/10/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-00-
     002163 filed on October 18, 2000 and incorporated by reference herein.

Item 24.  Persons Controlled by or Under Common Control with the Fund
          -----------------------------------------------------------

     Pacific Life Insurance Company ("Pacific Life"), on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select Variable Annuity, Pacific Select Exec, Pacific COLI, Pacific COLI II, Pacific COLI III, Pacific Select, and Pacific Corinthian Variable Account Separate Accounts ("Separate Accounts"), owns of record the outstanding shares of the Series of Registrant. Pacific Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.


Item 25.  Indemnification
          ---------------

     Reference is made to Article V of the Registrant's Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

     Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life Insurance Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Thomas C. Sutton          Director, Chairman of the Board and Chief
                                                      Executive Officer of Pacific Life Insurance
                                                      Company, January 1990 to present; Director,
                                                      Chairman of the Board and Chief Executive
                                                      Officer of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present;
                                                      Director (March 1989 to present) and Chairman
                                                      (July 1989 to present) of Pacific Life & Annuity
                                                      Company (formerly PM Group Life Insurance Co.);
                                                      Director of: Mutual Service Corporation,
                                                      PM Realty Advisors, Inc., Pacific Financial
                                                      Products, Inc., and similar positions with
                                                      various affiliated companies of Pacific Life
                                                      Insurance Company; Director of: Newhall Land &
                                                      Farming; Edison International; The Irvine Company
                                                      and Former Chairman of the American Council of
                                                      Life Insurance; and Former Director of: Pacific
                                                      Corinthian Life Insurance Company, Cadence
                                                      Capital Management Corporation, NFJ Investment
                                                      Group, Inc., Pacific Financial Asset Management
                                                      Corporation, Pacific Investment Management
                                                      Company, Pacific Select Distributors, Inc.
                                                      (formerly Pacific Mutual Distributors, Inc.), and
                                                      former Management Board member of PIMCO Advisors L.P.

Pacific Life                Glenn S. Schafer          Director (November 1994 to present) and President
                                                      (January 1995 to present) of Pacific Life Insurance
                                                      Company; Director and President of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August 1997
                                                      to present; Director of: Pacific Life & Annuity
                                                      Company (formerly PM Group Life Insurance Company);
                                                      Mutual Service Corporation; PM Realty Advisors, Inc.;
                                                      and similar positions with various affiliated companies
                                                      of Pacific Life Insurance Company; Former Director
                                                      of Pacific Corinthian Life Insurance Company; Pacific
                                                      Select Distributors, Inc. (formerly Pacific Mutual
                                                      Distributors, Inc.); and former Management Board member
                                                      of PIMCO Advisors L.P.

Pacific Life                David R. Carmichael       Director (since August 1997), Senior Vice President
                                                      and General Counsel of Pacific Life Insurance
                                                      Company, April 1992 to present; Senior Vice
                                                      President and General Counsel of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August 1997
                                                      to present; Senior Vice President and General
                                                      Counsel of Pacific Life & Annuity Company (formerly
                                                      PM Group Life Insurance Company), July 1998 to present;
                                                      Director of Pacific Life & Annuity (formerly PM Group
                                                      Life Insurance Company); and Association of California
                                                      Health and Life Insurance Companies. Former Director of
                                                      Pacific Corinthian Life Insurance Company; and Association
                                                      of Life Insurance Counsel.


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Audrey L. Milfs           Director (since August 1997), Vice President (since
                                                      April 1991) and Corporate Secretary (since July
                                                      1983) of Pacific Life Insurance Company; Vice
                                                      President and Secretary of Pacific Mutual Holding
                                                      Company and Pacific LifeCorp, August 1997 to
                                                      present; Director of Pacific Life & Annuity Company
                                                      (formerly PM Group Life Insurance Company); Pacific
                                                      Financial Products, Inc.; PM Realty Advisors, Inc.;
                                                      Vice President and Secretary to several affiliated
                                                      companies of Pacific Life Insurance Company

Pacific Life                Khanh T. Tran             Director (since August 1997), Senior Vice President
                                                      and Chief Financial Officer of Pacific Life
                                                      Insurance Company, June 1996 to present; Vice
                                                      President and Treasurer of Pacific Life Insurance
                                                      Company, November 1991 to June 1996; Senior Vice
                                                      President and Chief Financial Officer to several
                                                      affiliated companies of Pacific Life Insurance
                                                      Company, 1990 to present

Pacific Life                Edward R. Byrd            Vice President and Controller of Pacific
                                                      Life Insurance Company, August 1992 to present;
                                                      Director (since January 1998), Vice President and
                                                      CFO of Pacific Select Distributors, Inc.
                                                      (formerly Pacific Mutual Distributors, Inc.);
                                                      Vice President and Controller of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; and similar positions with
                                                      various affiliated companies of Pacific Life
                                                      Insurance Company.

Pacific Life                Brian D. Klemens          Vice President and Treasurer of Pacific Life
                                                      Insurance Company, December 1998 to Present; and
                                                      Assistant Vice President and Assistant Controller
                                                      of Pacific Life Insurance Company, April 1994 to
                                                      December 1998; Vice President and Treasurer of
                                                      several affiliated companies of Pacific Life
                                                      Insurance Company (February 1999 to present)

Pacific Life                Larry J. Card             Executive Vice President of Pacific Life Insurance
                                                      Company, January 1995 to present; Executive Vice
                                                      President of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present and
                                                      similar positions with various affiliated
                                                      companies of Pacific Life Insurance Company.

Name of Adviser             Name of Individual        Business and Other Connections
----------------------      -----------------------   --------------------------------------------
Pacific Investment                                    Investment Adviser
 Management
 Company
 ("PIMCO")

PIMCO                       Augustine Ariza, Jr.      Vice President

PIMCO                       Michael R. Asay           Senior Vice President

PIMCO                       George C. Allan           Senior Vice President

PIMCO                       Tamara J. Arnold, CFA     Senior Vice President

PIMCO                       Brian P. Baker            Vice President (SINGAPORE)

PIMCO                       Leslie A. Barbi           Executive Vice President

PIMCO                       Stephen B. Beaumont       Vice President

PIMCO                       William R. Benz, CFA      Managing Director

PIMCO                       Gregory A. Bishop         Vice President

PIMCO                       Andrew Brick              Senior Vice President

PIMCO                       John B. Brynjolfsson      Senior Vice President

PIMCO                       Robert W. Burns           Managing Director

PIMCO                       Sabrina C. Callin         Vice President

PIMCO                       Marcia K. Clark           Vice President

PIMCO                       Jerry L. Coleman          Vice President

PIMCO                       Cyrille Conseil           Vice President

PIMCO                       Douglas Cummings          Vice President

PIMCO                       Wendy W. Cupps            Senior Vice President

PIMCO                       Chris P. Dialynas         Managing Director

PIMCO                       David J. Dorff            Vice President

PIMCO                       Michael G. Dow            Senior Vice President

PIMCO                       Anita Dunn                Vice President

PIMCO                       Sandra Durn               Vice President


Name of Adviser            Name of Individual                Business and Other Connections
----------------------   -----------------------      --------------------------------------------
PIMCO                    A. Benjamin Ehlert, CFA,     Executive Vice President
                         CIC

PIMCO                    Mohamed A. El-Erian          Managing Director

PIMCO                    Robert A. Ettl               Executive Vice President

PIMCO                    Stephanie D. Evans           Vice President

PIMCO                    Robert M. Fitzgerald         Chief Financial Officer, Treasurer (PALP)

PIMCO                    Teri Frisch                  Vice President

PIMCO                    Steve A. Foulke              Vice President

PIMCO                    Yuri P. Garbuzov             Vice President

PIMCO                    William H. Gross, CFA        Managing Director

PIMCO                    John L. Hague                Managing Director

PIMCO                    Gordon C. Hally, CIC         Executive Vice President

PIMCO                    Pasi M. Hamalainen           Managing Director

PIMCO                    John P. Hardaway             Senior Vice President

PIMCO                    Brent R. Harris, CFA         Managing Director

PIMCO                    Joseph Hattesohl             Vice President

PIMCO                    Raymond C. Hayes             Vice President

PIMCO                    David C. Hinman              Senior Vice President

PIMCO                    Lisa Hocson                  Vice President

PIMCO                    Douglas M. Hodge, CFA        Executive Vice President

PIMCO                    Brent L. Holden, CFA         Managing Director

PIMCO                    Dwight F. Holloway, Jr.,     Senior Vice President (LONDON)
                         CFA, CIC

PIMCO                    Mark T. Hudoff               Senior Vice President

PIMCO                    Margaret E. Isberg           Managing Director

PIMCO                    Thomas J. Kelleher           Vice President

PIMCO                    James M. Keller              Senior Vice President

PIMCO                    Raymond G. Kennedy, CFA      Senior Vice President

PIMCO                    Mark R. Kiesel               Vice President

PIMCO                    Sharon K. Kilmer             Executive Vice President

PIMCO                    Steven Kirkbaumer            Vice President

PIMCO                    John S. Loftus, CFA          Managing Director

PIMCO                    David Lown                   Vice President

PIMCO                    Joseph McDevitt              Executive Vice President

PIMCO                    Andre J. Mallegol            Vice President

PIMCO                    Scott W. Martin              Vice President

PIMCO                    Michael E. Martini           Vice President

PIMCO                    Scott A. Mather              Senior Vice President

PIMCO                    Benjamin L. Mayer            Vice President

PIMCO                    Dean S. Meiling, CFA         Managing Director

PIMCO                    Jonathan D. Moll             Vice President

PIMCO                    Mark E. Metsch               Vice President

PIMCO                    Kristen M. Monson            Senior Vice President

PIMCO                    James F. Muzzy, CFA          Managing Director

PIMCO                    Doris Nakamura               Vice President

PIMCO                    Mark D. Nellemann            Vice President

PIMCO                    Vinh T. Nguyen               Controller (PALP)

PIMCO                    Douglas J. Ongaro            Vice President

PIMCO                    Thomas J. Otterbein, CFA     Senior Vice President

PIMCO                    Kumar N. Palghat             Vice President

PIMCO                    Keith Perez                  Vice President

PIMCO                    Mohan V. Phansalkar          Senior Vice President, Senior
                                                      Legal Counsel

PIMCO                    Elizabeth M. Philipp         Vice President

PIMCO                    David J. Pittman             Vice President

PIMCO                    William F. Podlich III       Managing Director

PIMCO                    William C. Powers            Managing Director

PIMCO                    Terry A. Randall             Vice President

PIMCO                    Mark Romano                  Vice President

PIMCO                    Scott L. Roney, CFA          Senior Vice President (JAPAN)

PIMCO                    Michael J. Rosborough        Senior Vice President

PIMCO                    Cathy T. Rowe                Vice President

PIMCO                    Seth R. Ruthen               Vice President

PIMCO                    Jeffrey M. Sargent           Vice President

PIMCO                    Ernest L. Schmider           Managing Director, Secretary,
                                                      Chief Administrative and Legal Officer

PIMCO                    Leland T. Scholey, CFA       Senior Vice President

PIMCO                    Stephen O. Schulist          Vice President

PIMCO                    Iwona E. Scibisz             Vice President

PIMCO                    Denise C. Seliga             Vice President

PIMCO                    Rita J. Seymour              Vice President

PIMCO                    Christopher Sullivan, CFA    Vice President

PIMCO                    Kyle J. Theodore             Vice President

PIMCO                    Lee Thomas                   Managing Director

PIMCO                    William S. Thompson,         Chief Executive Officer and Managing
                         Jr.                          Director

PIMCO                    Ronaele K. Trinidad          Vice President

PIMCO                    Benjamin L. Trosky, CFA      Managing Director

PIMCO                    Richard E. Tyson             Vice President

PIMCO                    Peter A. Van de Zilver       Vice President

PIMCO                    Koichi Watanabe              Vice President (JAPAN)

PIMCO                    Marilyn Wegener              Vice President

PIMCO                    Richard M. Weil              Assistant Secretary, General Counsel

PIMCO                    Paul C. Westhead             Vice President, Managing Director,
                                                      Director of Corporate Services and General Counsel

PIMCO                    George H. Wood, CFA          Executive Vice President

PIMCO                    Michael A. Yetter            Senior Vice President

PIMCO                    David Young                  Vice President (LONDON)

PIMCO                    Changhong Zhu                Vice President

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust                                Investment Adviser
 Company

Capital Guardian Trust      Timothy D. Amour          Director, Capital Guardian Trust Company,
 Company                                              Capital Research and Management Company and
                                                      Capital Management Services, Inc.; Chairman
                                                      and Chief Executive Officer, Capital Research
                                                      Company.

Capital Guardian Trust      Donnalisa Barnum          Senior Vice President, Capital
Company                                               Guardian Trust Company; Vice
                                                      President, Capital International
                                                      Limited and Capital International, Inc.

Capital Guardian Trust      Andrew F. Barth           Director, Capital Guardian Trust Company and
 Company                                              Capital Research and Management Company;
                                                      Director and Research Director, Capital
                                                      International Research, Inc.; President, Capital
                                                      Guardian Research Company; Formerly Director and
                                                      Executive Vice President, Capital Guardian
                                                      Research Company.

Capital Guardian Trust      Michael D. Beckman        Senior Vice President, Treasurer and Director,
 Company                                              Capital Guardian Trust Company; Director,
                                                      Capital Guardian Trust Company of Nevada;
                                                      Treasurer, Capital International Research, Inc.
                                                      and Capital Guardian Research Company; Director
                                                      and Treasurer, Capital Guardian (Canada), Inc.;
                                                      Formerly Chairman and Director, Capital
                                                      International Asia Pacific Management Company.

Capital Guardian Trust      Michael A. Burik          Senior Counsel, The Capital Group Companies,
 Company                                              Inc.; Senior Vice President, Capital Guardian
                                                      Trust Company.

Capital Guardian Trust      Elizabeth A. Burns        Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Larry P. Clemmensen       Director of Capital Guardian Trust
 Company                                              Company, American Funds Distributors, Inc.;
                                                      Chairman of the Board, and Director of American
                                                      Funds Service Company; Director and President,
                                                      The Capital Group Companies, Inc. and Capital
                                                      Management Services, Inc.; Senior Vice
                                                      President and Director, Capital Research and
                                                      Management Company; Treasurer, Capital
                                                      Strategy Research, Inc.;

Capital Guardian Trust      Kevin G. Clifford         Director and President, American Funds
 Company                                              Distributors, Inc.; Director, Capital
                                                      Guardian Trust Company

Capital Guardian Trust      Roberta A. Conroy         Senior Vice President, Director and Counsel,
 Company                                              Capital Guardian Trust Company; Senior Vice
                                                      President and Secretary, Capital
                                                      International, Inc.; Assistant General
                                                      Counsel, The Capital Group Companies, Inc.,
                                                      Secretary, Capital Guardian International,
                                                      Inc.; Formerly, Secretary, Capital Management
                                                      Services, Inc.

Capital Guardian Trust      John B. Emerson           Senior Vice President, Capital Guardian Trust
 Company                                              Company; Director, Capital Guardian Trust
                                                      Company, a Nevada Corporation.

Capital Guardian Trust      Michael R. Ericksen       Senior Vice President, Capital Guardian
 Company                                              Trust Company; Senior Vice President and
                                                      Director, Capital International, Limited

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ----------------------------------------------
Capital Guardian Trust      David I. Fisher           Vice Chairman and Director, Capital
 Company                                              International, Inc., Capital International
                                                      Limited and Capital International K.K.;
                                                      Chairman and Director, Capital International
                                                      S. A. and Capital Guardian Trust Company;
                                                      Director and President, Capital International
                                                      Limited (Bermuda); Director, The Capital Group
                                                      Companies, Inc., Capital International
                                                      Research, Inc., Capital Group Research, Inc.
                                                      and Capital Research and Management Company.

Capital Guardian Trust      Richard N. Havas          Senior Vice President, Capital Guardian Trust
                                                      Company, Capital International, Inc. and
                                                      Capital International Limited; Director and
                                                      Senior Vice President, Capital International
                                                      Research, Inc.; Director and Senior Vice
                                                      President Capital Guardian (Canada), Inc.

Capital Guardian Trust      Frederick M. Hughes, Jr.  Senior Vice President, Capital
 Company                                              Guardian Trust Company

Capital Guardian Trust      William H. Hurt           Senior Vice President and Director, Capital
 Company                                              Guardian Trust Company; Chairman and Director,
                                                      Capital Guardian Trust Company, a Nevada
                                                      Corporation and Capital Strategy Research,
                                                      Inc.; Formerly, Director, The Capital Group
                                                      Companies, Inc.

Capital Guardian Trust      Peter C. Kelly            Senior Vice President, Capital Guardian Trust
 Company                                              Company; Assistant General Counsel, The
                                                      Capital Group Companies, Inc.; Director and
                                                      Senior Vice President, Capital International,
                                                      Inc.

Capital Guardian Trust      Robert G. Kirby           Chairman Emeritus, Capital Guardian Trust
                                                      Company; Senior Partner, The Capital Group
                                                      Companies, Inc.

Capital Guardian Trust      Nancy J. Kyle             Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; President, and
                                                      Director, Capital Guardian (Canada), Inc.

Capital Guardian Trust      Karin L. Larson           Director, The Capital Group Companies, Inc.,
 Company                                              Capital Group Research, Inc., Capital Guardian
                                                      Trust Company, Director and Chairman, Capital
                                                      Guardian Research Company and Capital
                                                      International Research, Inc., Formerly,
                                                      Director and Senior Vice President, Capital
                                                      Guardian Research Company.

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      James R. Mulally          Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President, Capital International
                                                      Limited; Vice President, Capital Research
                                                      Company; Formerly, Director, Capital Guardian
                                                      Research Company

Capital Guardian Trust      Shelby Notkin             Senior Vice President, Capital
 Company                                              Guardian Trust Company; Director, Capital
                                                      Guardian Trust Company, a Nevada Corporation

Capital Guardian Trust      Mary M. O'Hern            Senior Vice President, Capital
 Company                                              Guardian Trust Company and Capital
                                                      International Limited; Vice President,
                                                      Capital International, Inc.

Capital Guardian Trust      Jeffrey C. Paster         Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Robert V. Pennington      Senior Vice President, Capital Guardian
 Company                                              Trust Company; President and Director, Capital
                                                      Guardian Trust Company, a Nevada Corporation

Capital Guardian Trust      Jason M. Pilalas          Director, Capital Guardian Trust Company; Senior
 Company                                              Vice President and Director, Capital
                                                      International Research, Inc.; Formerly,
                                                      Director and Senior Vice President, Capital
                                                      Guardian Research Company.

Capital Guardian Trust      Robert Ronus              President and Director, Capital Guardian Trust
 Company                                              Company; Chairman and Director, Capital
                                                      Guardian (Canada), Inc., Director, Capital
                                                      International, Inc. and Capital Guardian
                                                      Research Company; Senior Vice President,
                                                      Capital International, Inc.; Capital
                                                      International Limited and Capital
                                                      International S.A.; Formerly, Chairman,
                                                      Capital Guardian International Research
                                                      Company and Director, Capital International,
                                                      Inc.

Capital Guardian Trust      James F. Rothenberg       Director, American Funds Distributors, Inc.,
 Company                                              American Funds Service Company, The Capital
                                                      Group Companies, Inc., Capital Group Research,
                                                      Inc., Capital Guardian Trust Company and
                                                      Capital Management Services, Inc.; Director
                                                      and President, Capital Research and
                                                      Management, Inc.; Formerly, Director of
                                                      Capital Guardian Trust Company, a Nevada
                                                      Corporation, and Capital Research Company.

Capital Guardian Trust      Theodore R. Samuels       Senior Vice President and Director, Capital
 Company                                              Guardian Trust Company; Director, Capital
                                                      International Research, Inc.; Formerly,
                                                      Director, Capital Guardian Research Company

Capital Guardian Trust      Lionel A. Sauvage         Senior Vice President, Capital Guardian
 Company                                              Trust Company; Vice President,
                                                      Capital International Research, Inc.;
                                                      Formerly, Director, Capital Guardian
                                                      Research Company

Capital Guardian Trust      John H. Seiter            Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior Vice
                                                      President, Capital Group International, Inc.;
                                                      Vice President, The Capital Group Companies,
                                                      Inc.

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      Eugene P. Stein           Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company; Formerly,
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Karen Skinner-Twoney      Vice President, Capital Guardian Trust
 Company                                              Company; Director, Vice President and
                                                      Treasurer, Capital Guardian Trust Company, a
                                                      Nevada Corporation.

Capital Guardian Trust      Philip A. Swan            Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Shaw B. Wagener           Director, Capital Guardian Trust Company,
 Company                                              Capital International Asia Pacific Management
                                                      Company S.A., Capital Research and Management
                                                      Company and Capital International Management
                                                      Company S.A.; President and Director, Capital
                                                      International, Inc.; Senior Vice President,
                                                      Capital Group International, Inc.

Capital Guardian Trust      Eugene M. Waldron         Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Joanne Weckbacher         Senior Vice President, Capital Guardian Trust
 Company                                              Company.

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
J.P. Morgan                                           Investment Adviser
 Investment
 Management Inc.

J.P. Morgan                 Keith M. Schappert        President, Chairman, Director and Managing
 Investment                                           Director, J.P. Morgan Investment Management
 Management Inc.                                      Inc.; Managing Director, Morgan Guaranty
                                                      Trust Company of New York

J.P. Morgan                 Isabel H. Sloane          Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Hendrik Van Riel          Director and Managing Director,
 Investment                                           J.P. Morgan Investment Management Inc.;
 Management Inc.                                      Managing Director, Morgan Guaranty
                                                      Trust Company of New York

J.P. Morgan                 Kenneth W. Anderson       Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing
 Management Inc.                                      Director, Morgan Guaranty Trust Company
                                                      of New York

J.P. Morgan                 John W. Schmidlin         Director, Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Anthony Della Pietra      Chief Legal Officer and Managing Director,
 Investment                                           J.P. Morgan Investment Management Inc.;
 Management Inc.                                      Managing Director, Morgan Guaranty Trust
                                                      Company of New York

J.P. Morgan                 Thomas J. Smith           Chief Compliance Officer, Vice President;
 Investment                                           Vice President, Morgan Guaranty Trust
 Management Inc.                                      Company of New York

J.P. Morgan                 Ronald R. Dewhurst        Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Gerard W. Lillis          Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Janus Capital                                         Investment Adviser
 Corporation

Janus Capital               Thomas H. Bailey          President, Director, Chairman of the
 Corporation                                          Board and Chief Executive Officer

Janus Capital               James P. Craig, III       Director, Vice Chairman and Chief Investment
 Corporation                                          Officer

Janus Capital               Thomas A. Early           Vice President, General Counsel and
 Corporation                                          Secretary

Janus Capital               Michael E. Herman         Director
 Corporation

Janus Capital               Thomas A. McDonnell       Director
 Corporation

Janus Capital               Landon H. Rowland         Director
 Corporation

Janus Capital               Michael Stolper           Director
 Corporation

Janus Capital               Mark B. Whiston           Vice President and Chief Marketing
 Corporation                                          Officer

Janus Capital               Marjorie G. Hurd          Vice President and Chief Operations Officer
 Corporation

 Janus Capital              Steven R. Goodbarn        Treasurer and Chief Financial
  Corporation                                         Officer, 1992 to present, Vice
                                                      President of Finance, June 1995
                                                      to present

Name of Adviser            Name of Individual     Business and Other Connections
-----------------------  ----------------------   ------------------------------
 Morgan Stanley Asset                             Investment Adviser
  Management

 Morgan Stanley Asset    Barton M. Biggs          Director, Chairman and
  Management                                      Managing Director

 Morgan Stanley Asset    Peter Dominic            Managing Director and Member
  Management             Caldecott                of Executive Committee

 Morgan Stanley Asset    Marna C. Whittington     Chief Operating Officer,
  Management                                      Managing Director, and Member
                                                  of Executive Committee

 Morgan Stanley Asset    Donald P. Ryan           Principal and Compliance Officer
  Management

 Morgan Stanley Asset    Harold J. Schaaff, Jr.   Managing Director, General Counsel
  Management                                      and Secretary

Morgan Stanley Asset     Alexander C. Frank       Treasurer
 Management

Morgan Stanley Asset     Richard B. Worley        President, Director, Portfolio
 Management                                       Manager and Member of Executive
                                                  Committee

Morgan Stanley Asset     Thomas L. Bennett        Member of Executive Committee
 Management                                       and Portfolio Manager

Morgan Stanley Asset     Alan E. Goldberg         Member of Executive Committee
 Management

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ---------------------------------------------
Goldman Sachs Asset                                   Investment Adviser
 Management

Goldman Sachs Asset         Robert J. Hurst           Vice Chairman, Goldman, Sachs & Co.
 Management

Goldman Sachs Asset         Henry M. Paulson, Jr.     Chief Executive Officer and Chairman,
 Management                                           Goldman, Sachs & Co.

Goldman Sachs Asset         John A. Thain             President and Co-Chief Operating Officer,
 Management                                           Goldman, Sachs & Co.

Goldman Sachs Asset         John L. Thornton          President and Co-Chief Operating Officer,
 Management                                           Goldman, Sachs & Co.

Adviser and Governing
Board of Directors                      Name of Individual                 Business and Other Connections
--------------------------------        -------------------------------    ---------------------------------------------------------
Alliance Capital Management L.P.                                           Investment Adviser

Alliance Capital Management L.P.        Dave H. Williams                   Director; Chairman of the Board, Alliance Capital
                                                                           Management Corporation; Director of The Equitable
                                                                           Companies Incorporated; Director of The Equitable Life
                                                                           Assurance Society of the United States; Senior Vice
                                                                           President of AXA (husband of Reba W. Williams)

Alliance Capital Management L.P.        Michael Hegarty                    Director; Vice Chairman and Chief Operating Officer;
                                                                           The Equitable Companies Incorporated; President, Chief
                                                                           Operating Officer and Director, The Equitable Life
                                                                           Assurance Society of the U.S.

Alliance Capital Management L.P.        Benjamin D. Holloway               Director; Consultant to the Continental Companies;
                                                                           Director Emeritus of the Duke University Management
                                                                           Corporation, Chairman of the Touro National Heritage
                                                                           Trust, a Regent of The Cathedral of St. John the Divine
                                                                           and a Trustee of Duke University (Emeritus) and the
                                                                           American Academy in Rome

Alliance Capital Management L.P.        Denis Duverne                      Director; Senior Vice President - International Life,
                                                                           AXA; Director of various subsidiaries of the AXA Group;
                                                                           Director of Donaldson Lufkin & Jenrette and The
                                                                           Equitable Life Assurance Society of the United States

Alliance Capital Management L.P.        Herve Hatt                         Director; Senior Vice President, AXA

Alliance Capital Management L.P.        Frank Savage                       Director; Chairman of Alliance Capital Management
                                                                           International, a division of Alliance Capital Management
                                                                           LP; Director of Alliance Capital Finance Group
                                                                           Incorporated, a subsidiary of the Partnership; Senior
                                                                           Vice President of The Equitable Life Assurance Society
                                                                           of the United States

Alliance Capital Management L.P.        Luis J. Bastida                    Director; Chief Financial Officer and Member of the
                                                                           Executive Committee of Banco Bilbao Vizcaya, S.A.

Alliance Capital Management L.P.        Henri de la Croix de la Castries   Director; Senior Executive Vice President - Financial
                                                                           Services and Life Insurance Activities of AXA

Alliance Capital Management L.P.        Kevin C. Dolan                     Director; Chief Executive Officer, AXA Investment
                                                                           Managers Paris

Alliance Capital Management L.P.        Reba W. Williams                   Director; Director of Special Projects at Alliance
                                                                           Capital Management Corporation (wife of Dave H. Williams)

Alliance Capital Management L.P.        Peter D. Noris                     Director; Executive Vice President and Chief Investment
                                                                           Officer of The Equitable Companies Incorporated,
                                                                           Executive Vice President and Chief Investment Officer of
                                                                           The Equitable Life Assurance Society of the U.S.

Alliance Capital Management L.P.        Robert B. Zoellick                 Director; President and CEO of the Center for Strategic
                                                                           and International Studies, an independent non-profit
                                                                           public policy institute; Director of Janus Intercable,
                                                                           Said Holdings, the Advisory Council of Enron Corp., and
                                                                           several non-profit entities, including the Council on
                                                                           Foreign Relations, the German Marshall Fund, the Eurasia
                                                                           Foundation, the European Institute, the American Council
                                                                           on Germany, the National Bureau of Asian Research and the
                                                                           Overseas Development Council

Alliance Capital Management L.P.        Donald H. Brydon                   Director; Chairman and Chief Executive Officer, AXA
                                                                           Investment Managers S.A.

Alliance Capital Management L.P.        Edward D. Miller                   Director; President, Chief Executive Officer and Director
                                                                           of The Equitable Companies Incorporated; Chairman of the
                                                                           Board and Chief Executive Officer of The Equitable Life
                                                                           Assurance Society of the United States; Senior Executive
                                                                           Vice President, AXA

Alliance Capital Management L.P.        Stanley B. Tulin                   Director; Executive Vice President and Chief Financial
                                                                           Officer, The Equitable Companies Incorporated; Vice
                                                                           Chairman and Chief Financial Officer, The Equitable Life
                                                                           Assurance Society of the U.S.; Director of Donaldson,
                                                                           Lufkin & Jenrette and the Jewish Theological Seminary;
                                                                           Fellow of the Society of Actuaries, member and Treasurer
                                                                           of the American Academy of Actuaries

Alliance Capital Management L.P.        John D. Carifa                     Director, President and Chief Operating Officer

Alliance Capital Management L.P.        Bruce W. Calvert                   Director and Chief Executive Officer

Alliance Capital Management L.P.        Alfred Harrison                    Director and Vice Chairman

Alliance Capital Management L.P.        David R. Brewer, Jr.               Senior Vice President and General Counsel

Alliance Capital Management L.P.        Robert H. Joseph, Jr.              Senior Vice President and Chief Financial Officer

Alliance Capital Management L.P.        Mark R. Manley                     Senior Vice President, Counsel, Compliance Officer and
                                                                           Assistant Secretary

Salomon Brothers Asset Management Inc. ("SABAM")

SABAM, an indirect, wholly-owned subsidiary of Citigroup, is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and renders investment advice to a wide variety of individual, institutional and investment advisory clients.

The list required by this Item 26 of officers and directors of SABAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by SABAM pursuant to the Advisers Act (SEC File No. 801-32046).

Adviser and Governing
Board of Directors        Name of Individual          Business and Other Connections
-----------------------   --------------------------  ------------------------------------------------------------------------------
Lazard                    Eileen D. Alexanderson      Managing Director

Lazard                    Charles L. Carroll          Managing Director

Lazard                    Norman Eig                  General Member; Vice Chairman of Lazard Freres & Co LLC; Director and Co-Chief
                                                      Executive of Lazard Asset Management Limited; Director of Lazard Asset
                                                      Management Holdings, Limited; Director of Lazard Investment Funds Limited;
                                                      Director of Lazard Asset Management (CI) Holdings, Ltd.; Managing Director of
                                                      Lazard Asset Management (Deutschland); Member of the Supervisory Board of
                                                      Lazard Strategic Coordination Company

Lazard                    Herbert W. Gullquist        General Member; Vice Chairman of Lazard Freres & Co LLC; Director and Co-Chief
                                                      Executive of Lazard Asset Management Limited; Director of Lazard Far East
                                                      Investors (Holdings) Limited; Director of Lazard Asset Management Holdings
                                                      Limited; Managing Director of Lazard Asset Management (Deutschland); Member of
                                                      the Supervisory Board of Lazard Strategic Coordination company

Lazard                    Melvin L. Heineman          General Member

Lazard                    Gerald B. Mazzari           Managing Director

Lazard                    Robert P. Morgenthau        Managing Director; Director of Lazard Investment Funds Limited; Director of
                                                      Lazard Global Equity Fund plc; Director of Lazard Global Liquidity Fund plc;
                                                      Director of Lazard Strategic Yield Fund plc; Director of Lazard Global Bond
                                                      Fund plc; Director of Global Funds Management plc; Director of Bitteroot
                                                      Enterprises

Lazard                    John R. Reinsberg           Managing Director; Director of Lazard Asset Management Pacific Co.; Member of
                                                      the Supervisory Board of Lazard Strategic Coordination Company

Lazard                    Michael S. Rome             Managing Director

Lazard                    Michael P. Triguboff        Managing Director; Managing Director and Director of Lazard Japan Asset
                                                      Management Pacific Co.; Director of Lazard Japan Asset Management (K.K.)

Lazard                    Kenneth C. Weiss            Managing Director

Lazard                    Alexander E. Zagoreos       Managing Director; Director of Lazard Asset Management; Director of Flemings
                                                      Continental European Investment Trust plc, Director of Gartmore Emerging
                                                      Pacific Investments plc; Director of Jupiter International Green Investment
                                                      Trust plc; Director of Taiwan Opportunities Fund Limited; Director of The
                                                      Egypt Trust; Director of The Greek Progress Fund; Director of Lazard Emerging
                                                      World Fund; Director of The World Trust Fund; Director of Lazard Select Fund;
                                                      Director of Ermitage Selz Fund; Director of New Zealand Investment Trust plc;
                                                      Director of Latin American Investment Trust plc; Director of Taiwan American
                                                      Fund Limited

Mercury                   Jeffrey M. Peek             President of Mercury; President of Merrill Lynch Asset Management, L.P.
                                                      ("MLAM"); President and Director of Princeton Services; Executive Vice
                                                      President of ML & Co.; Managing Director and Co-Head of the Investment Banking
                                                      Division of Merrill Lynch in 1997

Mercury                   Terry K. Glenn              Executive Vice President of Mercury; Executive Vice President of MLAM;
                                                      Executive Vice President and Director of Princeton Services; President and
                                                      Director of Princeton Funds Distributor, Inc.; Director of FDS; President of
                                                      Princeton Administrators, L.P.

Mercury                   Gregory A. Bundy            Chief Operating Officer and Managing Director of Mercury; Chief Operating
                                                      Officer and Managing Director of MLAM; Chief Operating Officer and Managing
                                                      Director of Princeton Services; Co-CEO of Merrill Lynch Australia from 1997 to
                                                      1999

Mercury                   Donald C. Burke             Senior Vice President and Treasurer of Mercury; Senior Vice President and
                                                      Treasurer of MLAM since 1999; Senior Vice President and Treasurer of Princeton
                                                      Services; Vice President of Princeton Funds Distributor, Inc.; First Vice
                                                      President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997;
                                                      Director of Taxation of MLAM since 1990

Mercury                   Michael G. Clark            Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
                                                      President of Princeton Services; Director and Treasurer of Princeton Funds
                                                      Distributor, Inc.

Mercury                   Robert C. Doll              Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
                                                      President of Princeton Services; Chief Investment Officer of Oppenheimer
                                                      Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Mercury                   Linda L. Federici           Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
                                                      President of Princeton Services

Mercury                   Vincent R. Giordano         Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
                                                      President of Princeton Services

Mercury                   Michael J. Hennewinkel      Senior Vice President, Secretary and General Counsel of Mercury; Senior Vice
                                                      President, Secretary and General Counsel of MLAM; Senior Vice President of
                                                      Princeton Services

Mercury                   Philip L. Kirstein          Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
                                                      President, General Counsel, Director and Secretary of Princeton Services

Mercury                   Debra W. Landsman-Yaros     Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
                                                      President of Princeton Services; Vice President of Princeton Funds
                                                      Distributor, Inc.

Mercury                   Joseph T. Monagle, Jr.      Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
                                                      President of Princeton Services

Mercury                   Brian A. Murdock            Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
                                                      President of Princeton Services; Director of Princeton Funds Distributor, Inc.

Mercury                   Gregory D. Upah             Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
                                                      President of Princeton Services

AIM                       Robert Grahm                Director and Senior Vice President, Fund Management Company; Director and
                                                      President, A I M Advisors, Inc.; Director and Senior Vice President, A I M
                                                      Fund Services, Inc.; Director and Senior Vice President, A I M Distributors,
                                                      Inc.; Director and Senior Vice President, A I M Capital Management, Inc.;
                                                      Director, President and Chief Financial Officer, A I M Management Group Inc.;
                                                      Director and Chief Executive Officer, Managed Products Group, AMVESCAP, PLC.

AIM                       Gary T. Crum                Director and President, A I M Capital Management, Inc.; Director and Executive
                                                      Vice President, A I M Management Group Inc.; Director and Senior Vice
                                                      President, A I M Advisors, Inc.; and Director, A I M Distributors, Inc. and
                                                      AMVESCAP PLC.

AIM                       Melville B. Cox             Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M
                                                      Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc.
                                                      and Fund Management Company.

AIM                       Dana R. Sutton              Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice
                                                      President and Assistant Treasurer, Fund Management Company.

AIM                       Edgar M. Larsen             Vice President, A I M Capital Management, Inc.

AIM                       Dawn M. Hawley              Vice President, A I M Fund Services, Inc.; Director and Senior Vice President,
                                                      A I M Advisors, Inc.; Vice President and Treasurer, A I M Distributors, Inc.;
                                                      Vice President, Treasurer, Fund Management Company; Vice President, A I M
                                                      Capital Management, Inc.; Senior Vice President, Chief Financial Officer and
                                                      Treasurer, A I M Management Group Inc.

AIM                       Robert G. Alley             Assistant General Counsel and Assistant Secretary, A I M Fund Services, Inc.

AIM                       Nancy L. Martin             Assistant General Counsel and Assistant Secretary, A I M Fund Services, Inc.;
                                                      Vice President, Assistant General Counsel, and Assistant Secretary, A I M
                                                      Advisors, Inc.; Assistant General Counsel, A I M Distributors, Inc.; Assistant
                                                      General Counsel, Fund Management Company; Vice President, A I M Capital
                                                      Management, Inc.; Assistant General Counsel and Assistant Secretary, A I M
                                                      Management Group Inc.

AIM                       Stuart W. Coco              Senior Vice President, A I M Capital Management, Inc.; Vice President, A I M
                                                      Advisors, Inc.

AIM                       Karen D. Kelley             Vice President, A I M Advisors, Inc.; Senior Vice President, A I M Capital
                                                      Management, Inc.

AIM                       Jonathan C. Schoolar        Senior Vice President, A I M Capital Management, Inc.; Vice President, A I M
                                                      Advisors, Inc.

AIM                       Ronald D. Stein             Vice President, A I M Advisors, Inc.; Senior Vice President, A I M Capital
                                                      Management, Inc.

MFS                       Jeffrey L. Shames           Director, Chairman and Chief Executive Officer

MFS                       Arnold D. Scott             Director, Senior Executive Vice President

MFS                       John W. Ballen              Director, President and Chief Investment Officer

MFS                       Kevin R. Parke              Director, Executive Vice President, Chief Equity Officer

MFS                       Thomas J. Cashman, Jr.      Director, Executive Vice President

MFS                       Joseph W. Dello Russo       Director, Executive Vice President, Chief Financial Officer and Chief
                                                      Administrative Officer

MFS                       James Prieur                Director; President and Director, Sun Life Assurance Company of Canada;
                                                      Officer and/or Director of various subsidiaries and affiliates of Sun Life.

MFS                       William W. Scott            Director, Executive Vice President

MFS                       Donald A. Stewart           Director; Chairman, Sun Life Assurance Company of Canada; Officer and/or
                                                      Director of various subsidiaries and affiliates of Sun Life.

MFS                       William W. Stinson          Director; Director, Sun Life Assurance Company of Canada; Director, United
                                                      Dominion Industries Limited, Charlotte, NC; Director, PanCanadian Petroleum
                                                      Limited, Calgary, Alberta, Canada; Director, LWT Services, Inc., Calgary,
                                                      Alberta, Canada; Director, Western Star Trucks, Inc., Kelowna, British
                                                      Columbia, Canada; Director, Westshore Terminals Income Fund, Vancouver,
                                                      British Columbia, Canada; Director (until 4/99), Canadian Pacific ltd.,
                                                      Calgary, Alberta, Canada

MFS                       Stephen E. Cavan            Senior Vice President, General Counsel and Secretary

MFS                       Robert T. Burns             Senior Vice President, Associate General Counsel and an Assistant Secretary

MFS                       Thomas B. Hastings          Vice President and Treasurer

INVESCO                   Mark Hurst Williamson       President, Chief Executive Officer & Chairman of the Board

INVESCO                   Raymond Roy Cunningham      Senior Vice President-National Sales Manager & Director

INVESCO                   William Joseph Galvin, Jr.  Senior Vice President & Assistant Secretary & Director

INVESCO                   Mark David Greenberg        Senior Vice President

INVESCO                   Brian Bruce Hayward         Senior Vice President

INVESCO                   Ronald Lyn Grooms           Senior Vice President, Treasurer & Director

INVESCO                   Richard William Healey      Senior Vice President-Marketing & Director

INVESCO                   William Ralph Keithler      Senior Vice President

INVESCO                   Trent Edward May            Senior Vice President

INVESCO                   Charles Peter Mayer         Senior Vice President

INVESCO                   Timothy John Miller         Senior Vice President & Director

INVESCO                   Donovan Jerald              Senior Vice President
                          ( Jerry ) Paul

INVESCO                   Glen Alan Payne             Senior Vice President, Secretary & General Counsel

INVESCO                   John Richard Schroer II     Senior Vice President

INVESCO                   Marie Ellen Aro             Vice President-Retirement and Third Party Marketing

INVESCO                   Jeffrey R. Botwinick        Vice President, Regional Wholesaler

INVESCO                   Michael K. Brugman          Vice President, Senior Regional Wholesaler

INVESCO                   Ingeborg Sieg Cosby         Vice President

INVESCO                   Stacie L. Cowell            Vice President

INVESCO                   Rhonda Dixon-Gunter         Vice President, Broker/Dealer Services

INVESCO                   Delta Lynn Donohue          Vice President-Investment Operations

INVESCO                   Harvey T. Fladeland         Vice President, Senior Regional Wholesaler

INVESCO                   Linda Jean Gieger           Vice President

INVESCO                   Richard Ray Hinderlie       Vice President

INVESCO                   Stuart Abbitt Holland       Vice President, Senior Regional Wholesaler

INVESCO                   Thomas Michael Hurley       Vice President-Product Development & Information Management

INVESCO                   Patricia Frances Johnston   Vice President

INVESCO                   Campbell Crawford Judge     Vice President, Senior Regional Wholesaler

INVESCO                   Thomas Austin Kolbe         Vice President, Manager of Institutional Sales

INVESCO                   Peter Middleton Lovell      Vice President

INVESCO                   James Frank Lummanick       Vice President and Assistant General Counsel

INVESCO                   Thomas Andrew Mantone, Jr.  Vice President

INVESCO                   George Adalbert Matyas      Vice President, Senior Regional Wholesaler

INVESCO                   Corey McCabe McClintock     Vice President, Senior Regional Wholesaler

INVESCO                   Douglas J. McEldowney       Vice President

INVESCO                   Frederick R. (Fritz) Meyer  Vice President

INVESCO                   Stephen Alfred Moran        Vice President - Brand Management

INVESCO                   Jeffrey Glenn Morris        Vice President

INVESCO                   Laura Mulvany Parsons       Vice President

INVESCO                   Jon Brian Pauley            Vice President-Electronic Commerce

INVESCO                   Thomas Edward Pellowe       Vice President, National Accounts Manager

INVESCO                   Dean Crawford Phillips      Vice President, Senior Regional Wholesaler

INVESCO                   Pamela Jean Piro            Vice President & Assistant Treasurer

INVESCO                   Sean F. Reardon             Vice President, Regional Wholesaler

INVESCO                   Dale A. Reinhardt           Vice President and Controller

INVESCO                   Anthony Robert Rogers       Vice President, Eastern Regional Sales Manager

INVESCO                   Gary J. Rulh                Vice President

INVESCO                   Thomas R. Samuelson         Vice President

INVESCO                   James Boyd Sandidge         Vice President, Western Regional Sales Manager

INVESCO                   Thomas Hurley Scanlan       Vice President, Regional Wholesaler

INVESCO                   Harvey T. Schwartz          Vice President, Senior Regional Wholesaler

INVESCO                   John Stoddart Segner        Vice President

INVESCO                   Reagan Andrew Shopp         Vice President, Senior Regional Wholesaler

INVESCO                   Terri Berg Smith            Vice President

INVESCO                   Tane' There'se Taylor       Vice President & Assistant General Counsel

INVESCO                   Thomas Robert Wald          Vice President

INVESCO                   Alan Ira Watson             Vice President

INVESCO                   Judy Paulette Wiese         Vice President & Assistant Secretary

INVESCO                   Vaughn Alexander Greenlees  Assistant Vice President, Regional Wholesaler

INVESCO                   Matthew A. Kunze            Assistant Vice President, Regional Wholesaler

INVESCO                   Christopher Thomas Lawson   Assistant Vice President, Regional Wholesaler

INVESCO                   Michael David Legoski       Assistant Vice President-Internal Sales Development

INVESCO                   William Stewart Mechling    Assistant Vice President, Regional Wholesaler

INVESCO                   Donald Ray Paddack          Assistant Vice President

INVESCO                   Craig Jeffrey St. Thomas    Assistant Vice President, Regional Vice President

INVESCO                   Kent Thomas Schmeckpeper    Assistant Vice President-Account Relationship Manager

INVESCO                   C. Vince Sellers            Assistant Vice President, Regional Wholesaler

INVESCO                   Jeraldine Elizabeth Kraus   Assistant Secretary


Item 27.  Principal Underwriters
          ----------------------

          (a) Pacific Select Distributors, Inc. ("PSD") member, NASD & SIPC serves as Distributor of Shares of Pacific Select Fund. PSD is a subsidiary of Pacific Life.
          (b)

Name and Principal/10/      Positions and Offices         Positions and Offices
Business Address            with Underwriter              with Registrant
-------------------------   -------------------------     ---------------------
Audrey L. Milfs             Vice President and            Secretary
                            Secretary

Edward R. Byrd              Director, Vice President      None
                            and Chief Financial Officer

Gerald W. Robinson          Director, Chairman and CEO    None

John L. Dixon               Director and President        None

Thomas H. Oliver            Director                      None

John W. Poff                Vice President                None

Jane M. Guon                Assistant Secretary           None

Adrian S. Griggs            Vice President                None

Kathleen Hunter             Vice President                None

Alyce F. Peterson           Assistant Vice President      None

Brian D. Klemens            Vice President and Treasurer  Vice President and
                                                          Treasurer

Peter S. Deering            Senior Vice President         None

Joy H. Hansler              Assistant Vice President      None

Item 28.  Location of Accounts and Records
          --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660 or State Street Bank and Trust Company at 801 Pennsylvania, Kansas City, MO 64105.

Item 29.  Management Services
          -------------------

     Not applicable

Item 30.  Undertakings
          ------------

     The registrant hereby undertakes:

          Not applicable
-----------------

    /10/   Principal business address for all individuals listed is 700 Newport
      Center Drive, Newport Beach, California 92660

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule
485(a) under the Securities Act and has duly caused this Post-Effective Amendment No. 32 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newport Beach, and State of California, on this 26th day of February, 2001.

                                          PACIFIC SELECT FUND


                                          By:
                                             __________________________________
                                                    Glenn S. Schafer*
                                                        President

*By: /s/ DIANE N. LEDGER
  _______________________________
      Diane N. Ledger
      as attorney-in-fact

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             SIGNATURE                           TITLE                     DATE
             ---------                           -----                     ----
                                     Chairman and Trustee                         , 2001
------------------------------------  (Chief Executive Officer)       -----------
          Thomas C. Sutton*

                                     Vice President and Treasurer                 , 2001
------------------------------------  (Vice President and Treasurer)  -----------
          Brian D. Klemens*

                                     President                                    , 2001
------------------------------------  (President)                     -----------
          Glenn S. Schafer*

                                     Trustee                                      , 2001
------------------------------------                                  ----------
         Richard L. Nelson*

                                     Trustee                                      , 2001
------------------------------------                                  ----------
          Lyman W. Porter*

                                     Trustee                                      , 2001
------------------------------------                                  ----------
           Alan Richards*

                                     Trustee                                      , 2001
------------------------------------                                  ----------
           Lucie H. Moore*

* By:   /s/ DIANE N. LEDGER                                           February 26, 2001
------------------------------------
        Diane N. Ledger
        as attorney-in-fact

                                    PART C

    KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears above constitutes and appoints David R. Carmichael, Sharon A. Cheever, Diane N. Ledger, Jeffrey S. Puretz, Jane A. Kanter, Keith T. Robinson, and Robin Yonis Sandlaufer his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her in his or her name, place and stead, in any and all Registration Statements applicable to Pacific Select Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue thereof.